    As filed with the Securities and Exchange Commission
                       on January 30, 2002


                                       File Nos. 33-12988
                                                811-05088

               Securities and Exchange Commission
                     Washington, D.C. 20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.

                 Post-Effective Amendment No. 44                X

                             and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Amendment No. 46                        X


                     THE ALLIANCE PORTFOLIOS
       (Exact Name of Registrant as Specified in Charter)
       1345 Avenue of the Americas, New York, N.Y.  10105
                         (800) 221-5672
      (Registrant's Telephone Number, including Area Code)


                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
       1345 Avenue of the Americas, New York, N.Y.  10105
             (Name and address of Agent for Service)

                  Copies of communications to:
                         J.B. Kittredge
                          Ropes & Gray
                     One International Place
                        Boston, MA 02116

It is proposed that this filing will become effective (check appropriate box)
         immediately upon filing pursuant to paragraph (b)
      X  on January 30, 2002 pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
         75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

This Post-Effective Amendment No. 43 relates only to Alliance
Growth Fund.  No information contained in the Registrant's
Registration Statement relating to Alliance Short-Term U.S.
Government Fund, Alliance Conservative Investors Fund or Alliance
Growth Investors Fund is amended or superseded hereby.

The Alliance Stock Funds

The Alliance Stock Funds provide a broad selection of investment alternatives to investors seeking capital growth or high total return.

Prospectus and Application


February 1, 2002


Domestic Stock Funds

      > Alliance Premier Growth Fund
      > Alliance Health Care Fund
      > Alliance Growth Fund
      > Alliance Technology Fund
      > Alliance Quasar Fund

      > Alliance Mid-Cap Growth Fund


Total Return Funds

      > Alliance Growth and Income Fund
      > Alliance Balanced Shares

Global Stock Funds

      > Alliance New Europe Fund
      > Alliance Worldwide Privatization Fund
      > Alliance International Premier Growth Fund
      > Alliance Global Small Cap Fund
      > Alliance International Fund
      > Alliance Greater China '97 Fund
      > Alliance All-Asia Investment Fund
      > The Korean Investment Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                      Alliance Capital [LOGO](R)

Investment Products Offered
---------------------------
> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed
---------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

RISK/RETURN SUMMARY .....................................................      3
Domestic Stock Funds ....................................................      4
Total Return Funds ......................................................     10
Global Stock Funds ......................................................     12
Summary of Principal Risks ..............................................     20
Principal Risks by Fund .................................................     21

FEES AND EXPENSES OF THE FUNDS ..........................................     22

GLOSSARY ................................................................     25

DESCRIPTION OF THE FUNDS ................................................     26
Investment Objectives and Principal Policies ............................     26
Description of Additional Investment Practices ..........................     36
Additional Risk Considerations ..........................................     43

MANAGEMENT OF THE FUNDS .................................................     45

PURCHASE AND SALE OF SHARES .............................................     48
How The Funds Value Their Shares ........................................     48
How To Buy Shares .......................................................     48
How To Exchange Shares ..................................................     48
How To Sell Shares ......................................................     48

DIVIDENDS, DISTRIBUTIONS AND TAXES ......................................     49

DISTRIBUTION ARRANGEMENTS ...............................................     50

GENERAL INFORMATION .....................................................     51

FINANCIAL HIGHLIGHTS ....................................................     53


APPENDIX A--ADDITIONAL INFORMATION ABOUT
THE UNITED KINGDOM, JAPAN, KOREA AND GREATER
CHINA COUNTRIES .........................................................     64


The Funds' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Alliance Stock Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this Summary.


The Risk/Return Summary describes the Funds' objectives, principal investment strategies, principal risks and fees. Each Fund's Summary page includes a short discussion of some of the principal risks of investing in that Fund. A further discussion of these and other risks begins on page 20.


More detailed descriptions of the Funds, including the risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. Each of the Funds may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.


The Risk/Return Summary includes a table for each Fund showing its average annual returns before and (for Class A shares) after taxes and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

o how the Fund's average annual returns, before and (for Class A shares) after taxes, for one, five, and 10 years (or over the life of the Fund if the Fund is less than 10 years old) compare to those of a broad-based securities market index; and


o changes in the Fund's performance from year to year over 10 years (or over the life of the Fund if the Fund is less than 10 years old).


A Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Funds.

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing primarily in U.S. equity markets.

Alliance Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects.

Normally, the Fund invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this approach, Alliance seeks to gain positive returns in good markets while providing some measure of protection in poor markets. The Fund also may invest up to 20% of its net assets in convertible securities and up to 20% of its total assets in equity securities of non-U.S. companies.

Among the principal risks of investing in the Fund is market risk. Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                1            5           Since
                                               Year        Years     Inception**
--------------------------------------------------------------------------------
Class    Return Before Taxes                 -27.17%        8.32%       12.92%
A***     -----------------------------------------------------------------------
         Return After Taxes
            on Distributions                 -27.17%        7.16%       11.51%
         -----------------------------------------------------------------------
         Return After Taxes on
            Distributions and
            Sale of Fund Shares              -16.55%        6.94%       10.73%
--------------------------------------------------------------------------------
Class B     Return Before Taxes              -27.54%        8.51%       12.84%
--------------------------------------------------------------------------------
Class C     Return Before Taxes              -25.28%        8.51%       12.72%
--------------------------------------------------------------------------------
Russell     (reflects no
1000           deduction for
Growth         fees, expenses,
Index          or taxes)                     -20.42%        8.27%       11.94%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class A shares and Class B shares: 9/28/92 and Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted by a bar chart in the printed material.]

  n/a   9.98   -5.80   46.87   24.14   32.67    49.31   28.98   -19.87    -23.92
--------------------------------------------------------------------------------
  92     93      94      95      96      97      98      99      00         01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 31.05%, 4th quarter, 1998; and Worst Quarter was down -19.84%, 3rd quarter, 2001.

Alliance Health Care Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is capital appreciation and, secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund invests at least 80%, and normally substantially all, of its net assets in securities issued by companies principally engaged in health care and health care-related industries ("Health Care Industries") (companies principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders). Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies which are expected to profit from the development of new products and services for these industries. Under normal circumstances, the Fund invests primarily in the equity securities of U.S. companies. The Fund may invest up to 40% of its total assets in foreign securities. The Fund may invest in new, smaller or less-seasoned companies as well as in larger, established companies in Health Care Industries.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. Unlike many other equity funds, the Fund invests in the securities of companies principally engaged in Health Care Industries. As a result, certain economic conditions and market changes that affect those industries may have a more significant effect on the Fund's net asset value than on the value of a more broadly diversified fund. For example, the Fund's share price could be affected by changes in competition, legislation or government regulation, government funding, product liability and other litigation, the obsolescence or development of products, or other factors specific to the health care and health sciences industries. The Fund's investments in foreign securities have foreign risk and currency risk. The Fund's investment in small- to mid-capitalization companies have capitalization risk. These investments may be more volatile than investments in large-cap companies.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                              1          Since
                                                             Year    Inception**
--------------------------------------------------------------------------------
Class       Return Before Taxes                            -21.08%        2.84%
A***        --------------------------------------------------------------------
            Return After Taxes
               on Distributions                            -21.08%        2.74%
            --------------------------------------------------------------------
            Return After Taxes on
               Distributions and Sale
               of Fund Shares                              -12.84%        2.24%
--------------------------------------------------------------------------------
Class B        Return Before Taxes                         -21.46%        3.17%
--------------------------------------------------------------------------------
Class C        Return Before Taxes                         -18.93%        4.02%
--------------------------------------------------------------------------------
S&P            (reflects no deduction
500               for fees, expenses,
Index             or taxes)                                -11.88%       -4.65%
--------------------------------------------------------------------------------
S&P            (reflects no deduction
Healthcare        for fees, expenses
Composite         or taxes)                                -12.21%        5.18%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for all Classes is 8/27/99.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual return in the bar chart is for the Fund's Class A shares and does not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted by a bar chart in the printed material.]

  n/a    n/a     n/a     n/a     n/a     n/a     n/a     n/a   31.44    -17.56
--------------------------------------------------------------------------------
  92     93      94      95      96      97      98      99      00       01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 13.76%, 2nd quarter, 2000; and Worst Quarter was down -19.20%, 1st quarter, 2001.

Alliance Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund emphasizes investments in large- and mid-cap companies. The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds and generally up to 20% of its total assets in foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in lower-rated, fixed-income securities and convertible bonds, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                  1            5            10
                                                 Year        Years       Years**
--------------------------------------------------------------------------------
Class    Return Before Taxes                   -27.70%        3.81%       10.50%
A***     -----------------------------------------------------------------------
         Return After Taxes
            on Distributions                   -27.70%        1.92%        8.63%
         -----------------------------------------------------------------------
         Return After Taxes on
            Distributions and
            Sale of Fund Shares                -16.87%        3.18%        8.48%
--------------------------------------------------------------------------------
Class B     Return Before Taxes                -28.06%        3.97%       10.37%
--------------------------------------------------------------------------------
Class C     Return Before Taxes                -25.77%        3.98%       10.20%
--------------------------------------------------------------------------------
S&P         (reflects no
500            deduction for
Index          fees, expenses,
               or taxes)                       -11.88%       10.70%       12.93%
--------------------------------------------------------------------------------
Russell     (reflects no
3000           deduction for
Index          fees, expenses,
               or taxes)                       -11.46%       10.14%       12.64%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Date for Class C shares: 8/2/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted by a bar chart in the printed material.]

10.66   28.99  -1.15   29.49   23.20   27.09   28.17   25.58   -18.47   -24.49
--------------------------------------------------------------------------------
  92      93     94      95      96      97      98      99      00       01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 29.81%, 1st quarter, 1991; and Worst Quarter was down -22.71%, 3rd quarter, 2001.

Alliance Technology Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is growth of capital. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that use technology extensively in the development of new or improved products or processes. Within this framework, the Fund may invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies or in new or unseasoned companies. The Fund also may invest in debt securities and up to 25% of its total assets in foreign securities.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. In addition, technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. To the extent the Fund invests in debt and foreign securities, your investment has interest rate risk, credit risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                  1            5            10
                                                 Year        Years       Years**
--------------------------------------------------------------------------------
Class    Return Before Taxes                   -29.04%        9.40%       17.29%
A***     -----------------------------------------------------------------------
         Return After Taxes
            on Distributions                   -29.05%        8.51%       15.17%
         -----------------------------------------------------------------------
         Return After Taxes on
            Distributions and
            Sale of Fund Shares                -17.66%        7.77%       14.04%
--------------------------------------------------------------------------------
Class B     Return Before Taxes                -29.37%        9.56%       17.35%
--------------------------------------------------------------------------------
Class C     Return Before Taxes                -27.16%        9.56%       17.18%
--------------------------------------------------------------------------------
S&P         (reflects no
500            deduction for
Index          fees, expenses,
               or taxes)                       -11.88%       10.70%       12.93%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Date for Class B shares and for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class B and Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratios of Class B and Class C shares.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted by a bar chart in the printed material.]

 15.50  21.63  28.50   45.80   19.41    4.54   63.14   71.78   -24.62   -25.88
--------------------------------------------------------------------------------
  92      93     94      95      96      97      98      99      00       01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 44.57%, 4th quarter, 1999; and Worst Quarter was down -35.31%, 3rd quarter, 2001.

Alliance Quasar Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund generally invests in a widely diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. The Fund currently emphasizes investment in small-cap companies. The Fund invests in well-known and established companies and in new and unseasoned companies. The Fund can invest in the equity securities of any company and industry and in any type of security with potential for capital appreciation. When selecting securities, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capabilities and practices. The Fund also may invest in non-convertible bonds, preferred stocks, and foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Fund invests in non-convertible bonds, preferred stocks, and foreign stocks, your investment has interest rate risk, credit risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                  1            5            10
                                                 Year        Years       Years**
--------------------------------------------------------------------------------
Class    Return Before Taxes                   -17.30%      -0.70%         7.67%
A***     -----------------------------------------------------------------------
         Return After Taxes
            on Distributions                   -17.30%      -1.98%         4.88%
         -----------------------------------------------------------------------
         Return After Taxes on
            Distributions and
            Sale of Fund Shares                -10.53%      -1.02%         5.07%
--------------------------------------------------------------------------------
Class B     Return Before Taxes                -17.73%      -0.62%         7.46%
--------------------------------------------------------------------------------
Class C     Return Before Taxes                -15.19%      -0.61%         7.29%
--------------------------------------------------------------------------------
Russell     (reflects no
2000           deduction for
Growth         fees, expenses,
Index          or taxes)                        -9.23%       2.87%         7.19%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Date for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted by a bar chart in the printed material.]

  2.81  16.16  -7.27   47.64   32.62   17.24   -4.56   12.96   -7.61    -13.64
--------------------------------------------------------------------------------
  92      93     94      95      96      97      98      99      00       01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 25.05%, 4th quarter, 2001; and Worst Quarter was down -28.79%, 3rd quarter, 2001.

Alliance Mid-Cap Growth Fund
--------------------------------------------------------------------------------


OBJECTIVE:

The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. Under normal circumstances, the Fund invests at least 80% of its net assets in mid-capitalization companies. The Fund also may invest in convertible securities, U.S. Government securities, and foreign securities.


Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in convertible securities and U.S. Government securities, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                  1            5            10
                                                 Year        Years       Years**
--------------------------------------------------------------------------------
Class    Return Before Taxes                   -21.51%        3.17%        9.00%
A***     -----------------------------------------------------------------------
         Return After Taxes
            on Distributions                   -21.51%        0.40%        5.48%
         -----------------------------------------------------------------------
         Return After Taxes on
            Distributions and
            Sale of Fund Shares                -13.10%        1.85%        6.13%
--------------------------------------------------------------------------------
Class B     Return Before Taxes                -22.08%        3.21%        8.73%
--------------------------------------------------------------------------------
Class C     Return Before Taxes                -19.53%        3.13%        8.56%
--------------------------------------------------------------------------------
Russell     (reflects no
Mid-Cap        deduction for
Growth         fees, expenses,
Index          or taxes)                       -20.15%        9.02%       11.10%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted by a bar chart in the printed material.]

14.70   14.26  -2.51   34.84   17.54   36.01   -2.72   33.90   -15.88   -18.09
--------------------------------------------------------------------------------
  92      93     94      95      96      97      98      99      00       01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 26.41%, 4th quarter, 1999; and Worst Quarter was down -25.51%, 3rd quarter, 1998.

TOTAL RETURN FUNDS

The Total Return Funds offer investors seeking both growth of capital and current income a range of investment alternatives.

Alliance Growth and Income Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is appreciation through investments primarily in dividend-paying common stocks of good quality, although the Fund also may invest in fixed-income and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in dividend-paying common stocks of large, well-established, "blue-chip" companies. The Fund also may invest in fixed-income and convertible securities and in securities of foreign issuers.

Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                  1            5            10
                                                 Year        Years       Years**
--------------------------------------------------------------------------------
Class    Return Before Taxes                    -6.04%       13.06%      13.30%
A***     -----------------------------------------------------------------------
         Return After Taxes
            on Distributions                    -6.89%       10.49%      10.24%
         -----------------------------------------------------------------------
         Return After Taxes on
            Distributions and
            Sale of Fund Shares                 -3.18%        9.88%       9.75%
--------------------------------------------------------------------------------
Class B     Return Before Taxes                 -6.31%       13.26%      13.07%
--------------------------------------------------------------------------------
Class C     Return Before Taxes                 -3.48%       13.25%      12.90%
--------------------------------------------------------------------------------
Russell     (reflects no
1000           deduction for
Value          fees, expenses,
Index          or taxes)                        -5.59%       11.13%      14.13%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted by a bar chart in the printed material.]

 4.52    9.96  -4.20   37.86   24.13   28.86   21.23   10.78   13.64    -1.84
--------------------------------------------------------------------------------
  92      93     94      95      96      97      98      99      00       01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 23.25%, 4th quarter, 1998; and Worst Quarter was down -13.90%, 3rd quarter, 2001.

Alliance Balanced Shares
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is high return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests in a diversified portfolio of equity and fixed-income securities. The percentage of the Fund's assets invested in each type of security will vary, but the Fund will not purchase a security if, as a result, less than 25% of the Fund's total assets will be invested in fixed-income securities. The Fund invests in common and preferred stocks, U.S. Government and agency securities, bonds and senior debt securities. The Fund's investments in each type of security depends on current economic conditions and market outlooks. The Fund also may invest up to 15% of its total assets in foreign equity and fixed-income securities.


Among the principal risks of investing in the Fund are market risk, interest rate risk, credit risk and allocation risk. To the extent the Fund invests in foreign securities, your investment has foreign risk and currency risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                 1             5           10
                                                Year         Years       Years**
--------------------------------------------------------------------------------
Class       Return Before Taxes                -2.54%        11.09%        9.99%
A***        --------------------------------------------------------------------
            Return After Taxes
               on Distributions                -3.84%         8.01%        7.09%
            --------------------------------------------------------------------
            Return After Taxes on
               Distributions and
               Sale of Fund Shares             -1.14%         7.80%        6.93%
--------------------------------------------------------------------------------
Class B        Return Before Taxes             -2.89%        11.19%        9.80%
--------------------------------------------------------------------------------
Class C        Return Before Taxes              0.03%        11.22%        9.63%
--------------------------------------------------------------------------------
S&P            (reflects no
500               deduction for
Index             fees, expenses,
                  or taxes)                   -11.88%        10.70%       12.93%
--------------------------------------------------------------------------------
Lehman         (reflects no
Gov't Bond        deduction for
Index             fees, expenses,
                  or taxes)                     7.23%         7.40%        7.14%
--------------------------------------------------------------------------------
Solomon        (reflects no
1 year            deduction for
Treasury          fees, expenses,
Index             or taxes)                     7.07%         6.08%        5.54%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted by a bar chart in the printed material.]

 6.81    9.93  -5.79   26.64    9.36   27.13   15.75    4.90     12.48    1.78
--------------------------------------------------------------------------------
  92      93     94      95      96      97      98      99        00      01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 13.45%, 4th quarter, 1998; and Worst Quarter was down -6.71%, 3rd quarter, 2001.

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors seeking long-term capital appreciation a range of alternative approaches to investing in foreign securities.

Alliance New Europe Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investments primarily in the equity securities of companies based in Europe.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in equity securities of European companies. The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries, although it may invest 25% or more of its assets in issuers in a single country. The Fund may invest up to 20% of its net assets in high-quality, U.S. Dollar or foreign currency denominated, fixed-income securities issued or guaranteed by European governmental entities, European or multinational companies, or supranational organizations. At December 31, 2001, the Fund had approximately 33% of its assets invested in securities of United Kingdom issuers.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                  1            5            10
                                                 Year        Years       Years**
--------------------------------------------------------------------------------
Class    Return Before Taxes                   -25.48%        4.60%        9.63%
A***     -----------------------------------------------------------------------
         Return After Taxes
            on Distributions                   -25.48%        2.58%        8.13%
         -----------------------------------------------------------------------
         Return After Taxes on
            Distributions and
            Sale of Fund Shares                -15.51%        3.33%        7.78%
--------------------------------------------------------------------------------
Class B     Return Before Taxes                -25.96%        4.70%        9.48%
--------------------------------------------------------------------------------
Class C     Return Before Taxes                -23.56%        4.74%        9.30%
--------------------------------------------------------------------------------
MSCI        (reflects no
Europe         deduction for
Index          fees, expenses,
               or taxes)                       -19.64%        6.56%       10.04%
--------------------------------------------------------------------------------
MSCI        (reflects no
Europe         deduction for
Growth         fees, expenses,
Index          or taxes)                       -24.19%        2.93%        7.52%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted by a bar chart in the printed material.]

-0.53   34.57   4.64   18.63   20.58   16.83   24.99   26.12    -8.77   -22.15
--------------------------------------------------------------------------------
  92      93     94      95      96      97      98      99       00       01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 24.84%, 4th quarter, 1999; and Worst Quarter was down -19.73%, 3rd quarter, 1998.

Alliance Worldwide Privatization Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities issued by enterprises that are undergoing or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries of privatizations. The Fund also invests in securities of companies that will benefit from privatizations. The Fund takes advantage of investment opportunities, historically inaccessible to U.S. individual investors, that result from the privatization of state enterprises in both established and developing economies. Because privatizations are integral to a country's economic restructuring, securities sold in initial public offerings often are attractively priced to secure the issuer's transition to private sector ownership. In addition, these enterprises often dominate their local markets and have the potential for significant managerial and operational efficiency gains.

The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may invest up to 30% of its total assets in any one of France, Germany, Great Britain, Italy, and Japan and may invest all of its assets in a single world region. The Fund also may invest up to 35% of its total assets in debt securities and convertible debt securities of privatized companies.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Companies that have undergone privatization could have more risk because they have no operating history as a private company. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                  1            5         Since
                                                 Year        Years   Inception**
--------------------------------------------------------------------------------
Class      Return Before Taxes                 -21.64%        2.44%        5.07%
A***       ---------------------------------------------------------------------
           Return After Taxes
              on Distributions                 -21.64%       -0.23%        2.76%
           ---------------------------------------------------------------------
           Return After Taxes on
              Distributions and
              Sale of Fund Shares              -13.18%        1.40%        3.58%
--------------------------------------------------------------------------------
Class B       Return Before Taxes              -22.05%        2.57%        4.90%
--------------------------------------------------------------------------------
Class C       Return Before Taxes              -19.53%        2.56%        4.90%
--------------------------------------------------------------------------------
MSCI          (reflects no
World            deduction for
Index            fees, expenses,
(minus           or taxes)
the U.S.)                                      -21.16%        1.42%        3.34%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class A and Class B shares: 6/2/94 and for Class C shares: 2/8/95. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:
      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted by a bar chart in the printed material.]

  n/a     n/a    n/a    4.91   23.14   13.18    8.92   56.33   -25.33   -18.13
--------------------------------------------------------------------------------
  92      93     94      95      96      97      98      99       00       01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 34.15%, 4th quarter, 1999; and Worst Quarter was down -17.35%, 3rd quarter, 2001.

Alliance International Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of comparatively large, high-quality, international companies. The Fund invests in at least four, and usually considerably more, countries. Normally, the Fund invests no more than 15% of its total assets in issuers of any one foreign country, but may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Unlike more typical international equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of approximately 900 companies.

Normally, the Fund invests in about 50 companies, with the 35 most highly regarded of these companies usually constituting approximately 70%, and often more, of the Fund's net assets. The Fund invests in companies with market values generally in excess of $10 billion. Alliance may take advantage of market volatility to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund strives to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund invests primarily in equity securities and also may invest in convertible securities.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, since the Fund invests in a smaller number of securities than many other international equity funds, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                              1         Since
                                                             Year    Inception**
--------------------------------------------------------------------------------
Class    Return Before Taxes                               -23.54%      -4.37%
A***     -----------------------------------------------------------------------
         Return After Taxes
            on Distributions                               -23.54%      -4.63%
         -----------------------------------------------------------------------
         Return After Taxes on
            Distributions and Sale
            of Fund Shares                                 -14.34%      -3.49%
--------------------------------------------------------------------------------
Class B     Return Before Taxes                            -23.96%      -4.24%
--------------------------------------------------------------------------------
Class C     Return Before Taxes                            -21.58%      -3.99%
--------------------------------------------------------------------------------
MSCI        (reflects no deduction
EAFE           for fees, expenses,
Index          or taxes)                                   -21.21%      -2.63%
--------------------------------------------------------------------------------
MSCI        (reflects no deduction
EAFE           for fees, expenses,
Growth         or taxes)
Index                                                      -24.41%      -5.68%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for all Classes is 3/3/98.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, the annual return would be less than that shown.


   [The following table was depicted by a bar chart in the printed material.]

 n/a     n/a    n/a     n/a     n/a     n/a     n/a    47.21    -25.35   -20.17
--------------------------------------------------------------------------------
  92      93     94      95      96      97      98      99       00       01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 30.43%, 4th quarter, 1999; and Worst Quarter was down -19.18%, 3rd quarter, 1998.

Alliance Global Small Cap Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital through investment in a global portfolio of equity securities of selected companies with relatively small market capitalizations.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of global companies, both domestic and foreign, with relatively small market capitalizations. Under normal circumstances, the Fund will invest at least 80% of its net assets in small cap companies. The Fund's investments emphasize companies that are in the smallest 20% of the U.S. stock market. Although these companies are small by U.S. standards, they may be among the largest companies in their own countries. The Fund may invest up to 20% of its net assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund invests in at least three countries, including the U.S.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Investments in small-capitalization companies tend to be more volatile than investments in large-cap or mid-cap companies.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                  1            5            10
                                                 Year        Years       Years**
--------------------------------------------------------------------------------
Class    Return Before Taxes                   -28.28%       -0.72%        4.79%
A***     -----------------------------------------------------------------------
         Return After Taxes
            on Distributions                   -28.28%       -3.21%        2.08%
         -----------------------------------------------------------------------
         Return After Taxes on
            Distributions and
            Sale of Fund Shares                -17.22%       -1.53%        2.76%
--------------------------------------------------------------------------------
Class B     Return Before Taxes                -28.68%       -0.60%        4.63%
--------------------------------------------------------------------------------
Class C     Return Before Taxes                -26.51%       -0.62%        4.46%
--------------------------------------------------------------------------------
MSCI        (reflects no
World          deduction for
Index          fees, expenses,
               or taxes)                       -16.52%        5.74%        8.52%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Date for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted by a bar chart in the printed material.]

-4.89   20.04  -4.55   27.18   19.37    8.08    3.56   46.65   -18.09   -25.07
--------------------------------------------------------------------------------
  92      93     94      95      96      97      98      99       00       01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 31.92%, 4th quarter, 1999; and Worst Quarter was down -24.43%, 3rd quarter, 2001.

Alliance International Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is total return from long-term growth of capital and income primarily through investment in a broad portfolio of marketable securities of established international companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S. and in foreign government securities.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of established international companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S., and foreign government securities. The Fund diversifies its investments broadly among countries and normally invests in companies in at least three foreign countries, although it may invest a substantial portion of its assets in companies in one or more foreign countries.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                  1            5            10
                                                 Year        Years       Years**
--------------------------------------------------------------------------------
Class    Return Before Taxes                   -24.30%       -1.85%        3.15%
A***     -----------------------------------------------------------------------
         Return After Taxes
            on Distributions                   -24.30%       -4.22%        1.06%
         -----------------------------------------------------------------------
         Return After Taxes on
            Distributions and
            Sale of Fund Shares                -14.80%       -1.83%        2.04%
--------------------------------------------------------------------------------
Class B     Return Before Taxes                -24.82%       -1.80%        2.94%
--------------------------------------------------------------------------------
Class C     Return Before Taxes                -22.30%       -1.79%        2.74%
--------------------------------------------------------------------------------
MSCI        (reflects no
EAFE           deduction for
Index          fees, expenses,
               or taxes)                       -21.21%        1.17%        4.76%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Date for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted by a bar chart in the printed material.]

-5.86   27.51   5.68   10.10    7.20    1.41    9.64   34.62   -19.59   -20.96
--------------------------------------------------------------------------------
  92      93     94      95      96      97      98      99      00       01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 25.84%, 4th quarter, 1999; and Worst Quarter was down -16.26%, 3rd quarter, 2001.

Alliance Greater China '97 Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investment of at least 80% of its total assets in equity securities of Greater China companies.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in equity securities of Greater China companies, which are companies in China, Hong Kong, and Taiwan. Of these countries, the Fund expects to invest a significant portion of its assets, which may be greater than 50%, in Hong Kong companies and may invest all of its assets in Hong Kong companies or companies of either of the other Greater China countries. The Fund also may invest in convertible securities and equity-linked debt securities issued or guaranteed by Greater China companies or Greater China Governments, their agencies, or instrumentalities. As of December 31, 2001, the Fund had approximately 81% of its assets invested in securities of Hong Kong companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in Greater China companies, the Fund's returns will be significantly more volatile and differ substantially from those of U.S. markets generally. Your investment also has the risk that market changes or other events affecting the Greater China countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value. In addition, the Fund is "non-diversified," meaning that it invests more of its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in debt securities have interest rate and credit risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                              1         Since
                                                             Year    Inception**
--------------------------------------------------------------------------------
Class       Return Before Taxes                            -15.66%      -5.86%
A***        --------------------------------------------------------------------
            Return After Taxes
               on Distributions                            -15.66%      -5.94%
            --------------------------------------------------------------------
            Return After Taxes on
               Distributions and Sale
               of Fund Shares                               -9.54%      -4.63%
--------------------------------------------------------------------------------
Class B        Return Before Taxes                         -16.27%      -5.71%
--------------------------------------------------------------------------------
Class C        Return Before Taxes                         -13.56%      -5.71%
--------------------------------------------------------------------------------
MSCI           (reflects no deduction
China Free        for fees, expenses, or
Index             taxes)                                   -26.04%     -31.03%
--------------------------------------------------------------------------------
MSCI           (reflects no deduction
Hong Kong         for fees, expenses
Index             or taxes)                                -21.20%      -6.11%
--------------------------------------------------------------------------------
MSCI           (reflects no deduction
Taiwan            for fees, expenses
Index             or taxes)                                  8.77%     -11.55%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for all Classes is 9/3/97.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted by a bar chart in the printed material.]

 n/a     n/a    n/a     n/a     n/a     n/a    -8.02   82.87   -24.33   -11.93
--------------------------------------------------------------------------------
  92      93     94      95      96      97      98      99      00       01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 49.31%, 4th quarter, 1999; and Worst Quarter was down -28.31%, 3rd quarter, 2001.

Alliance All-Asia Investment Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund primarily invests in securities of various types of companies based in Asia. The Fund invests at least 65% of its total assets in equity securities, preferred stocks, and equity-linked debt securities issued by Asian companies and may invest more than 50% of its total assets in equity securities of Japanese issuers. The Fund also may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities, and may invest up to 25% of its net assets in convertible securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities issued by Asian companies and Asian debt securities. At December 31, 2001, the Fund had approximately 50% of its total assets invested in securities of Japanese companies.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in Asian and Pacific region countries and emerging markets, the Fund's returns will be significantly more volatile and may differ substantially from the overall U.S. market generally. Your investment has the risk that market changes or other factors affecting Asian and Pacific region countries and other emerging markets, including political instability and unpredictable economic conditions, may have a more significant effect on the Fund's net asset value. To the extent that the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. In addition, the Fund's investments in debt securities have interest rate and credit risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                  1           5         Since
                                                 Year       Years    Inception**
--------------------------------------------------------------------------------
Class       Return Before Taxes                -28.20%     -11.82%      -6.63%
A***        --------------------------------------------------------------------
            Return After Taxes
               on Distributions                -28.20%     -12.25%      -7.13%
            --------------------------------------------------------------------
            Return After Taxes on
               Distributions and
               Sale of Fund Shares             -17.17%      -8.78%      -4.98%
--------------------------------------------------------------------------------
Class B        Return Before Taxes             -28.59%     -11.75%      -6.75%
--------------------------------------------------------------------------------
Class C        Return Before Taxes             -26.43%     -11.74%      -6.72%
--------------------------------------------------------------------------------
MSCI All       (reflects no
Country           deduction for
Asia              fees, expenses,
Pacific           or taxes)
Free Index                                     -21.84%      -8.84%      -7.44%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for all Classes is 11/28/94.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


   [The following table was depicted by a bar chart in the printed material.]

 n/a     n/a    n/a    10.21    4.58  -35.10  -12.34   118.99   -40.40   -25.03
--------------------------------------------------------------------------------
  92      93     94      95      96      97      98       99       00       01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 38.96%, 4th quarter, 1999; and Worst Quarter was down -22.26%, 4th quarter, 2000.

The Korean Investment Fund

OBJECTIVE:

The Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of Korean companies.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund normally invests at least 80% of its net assets in securities of Korean issuers. The Fund invests in companies that, in the opinion of Alliance, possess the potential for growth, including established companies in rapidly growing industry sectors such as telecommunications, electronics and consumer products. While investment in large Korean companies is emphasized, on occasion the Fund may invest in smaller companies believed by Alliance to have growth potential. In particular, the Fund invests in securities of Korean companies that Alliance believes are likely to benefit from the emergence of new markets for their products. The Fund was previously operated as a closed-end fund (the
"Closed-end Fund") and commenced operations as an open-end fund on December 3, 2001 (the "Conversion Date").


The Fund also may invest up to 35% of its total assets in debt securities, including U.S. Dollar or Won-denominated debt securities issued by Korean companies. The Fund also may invest in debt securities issued by the Korean government or in U.S. Government securities.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because the Fund invests in Korean companies, the Fund's returns will be significantly more volatile and differ substantially from those of U.S. markets generally. Your investment also has the risk that market changes or other events affecting Korea, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value. The Fund's investments in smaller capitalization stocks may be more volatile than investments in companies with larger capitalizations. The Fund's investments in small capitalization companies may have additional risks because these companies tend to have limited product lines, markets, or financial resources. In addition, the Fund's investments in debt securities have interest rate and credit risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Shares of the Fund outstanding at the time of the Conversion Date were designated Class A shares of the Fund ("Conversion Class A Shares"). For periods prior to the Conversion Date, the returns presented below do not reflect certain increased expenses which are associated with the Class A shares and which commenced on the Conversion Date. If the effect of Class A share expenses were reflected throughout the entire periods, returns would be lower than those shown because Class A shares have higher total expenses than shares of the Fund while it was operated as a closed-end Fund.

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                    1          5        Since
                                                   Year      Years   Inception**
--------------------------------------------------------------------------------
Class    Return Before Taxes                      25.85%     -0.05%     -3.80%
A***     -----------------------------------------------------------------------
         Return After Taxes
            on Distributions                      25.85%     -0.05%     -3.88%
         -----------------------------------------------------------------------
         Return After Taxes on
            Distributions and
            Sale of Fund Shares                   15.75%     -0.04%     -2.94%
--------------------------------------------------------------------------------
Class B     Return Before Taxes                   26.62%      0.08%     -3.94%
--------------------------------------------------------------------------------
Class C     Return Before Taxes                   29.62%      0.08%     -4.06%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Date for Class B and C shares is 12/10/01. Inception date for the Closed-end Fund was 2/24/92. Performance information for periods prior to the inception of Class B and Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class B and Class C shares.
***   After-tax Returns:
      -     Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      -     Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      -     Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Closed-end Fund since inception.


   [The following table was depicted by a bar chart in the printed material.]

 n/a    25.17  17.86   -24.08  -31.38  -65.14  85.33   147.71   -50.46   31.41
--------------------------------------------------------------------------------
  92      93     94      95      96      97      98      99       00       01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the periods shown in the bar chart, the Closed-end Fund's:


Best Quarter was up 88.53%, 4th quarter, 1998; and Worst Quarter was down -42.15%, 4th quarter, 1997.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund will change with changes in the values of that Fund's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Fund's portfolio as a whole. These risks and the Funds particularly subject to these risks appear in a chart at the end of the section. All of the Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Funds, their investments, and related risks.

MARKET RISK

This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods. All of the Alliance Stock Funds are subject to market risk.

INDUSTRY/SECTOR RISK


This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry or group of related industries could have a major effect on the value of a Fund's investments. Funds particularly subject to this risk are Alliance Health Care Fund and Alliance Technology Fund. This risk may be greater for Alliance Technology Fund because technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.


CAPITALIZATION RISK


This is the risk of investments in small- to mid-capitalization companies. Investments in mid-cap companies may be more volatile than investments in large-cap companies. Alliance Growth Fund and Alliance Mid-Cap Growth Fund are particularly subject to this risk. Investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. A Fund's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources. Alliance Health Care Fund, Alliance Quasar Fund, Alliance Global Small Cap Fund and The Korean Investment Fund are particularly subject to this risk.


INTEREST RATE RISK


This is the risk that changes in interest rates will affect the value of a Fund's investments in income-producing, fixed-income (i.e., debt) securities. Increases in interest rates may cause the value of a Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is particularly applicable to Funds that invest in fixed-income securities and is greater for those Alliance Stock Funds that invest a substantial portion of their assets in fixed-income securities, such as Alliance Growth and Income Fund and Alliance Balanced Shares. Interest rate risk is greater for those Funds that invest in lower-rated securities or comparable unrated securities ("junk bonds").


CREDIT RISK

This is the risk that the issuer of a security or the other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is applicable to Funds that invest in fixed-income securities and is greater for those Alliance Stock Funds that invest more of their assets in lower-rated securities.

FOREIGN RISK

This is the risk of investments in issuers located in foreign countries. All Alliance Stock Funds with foreign securities are subject to this risk, including, in particular, Alliance Health Care Fund, Alliance Technology Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance International Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and The Korean Investment Fund. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment.

CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Fund's investments. Funds with foreign securities are subject to this risk, including, in particular, Alliance Health Care Fund, Alliance Technology Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance International Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and The Korean Investment Fund.

COUNTRY OR GEOGRAPHIC RISK

This is the risk of investments in issuers located in a particular country or geographic region. Market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions, may have a particularly significant effect on a Fund's net asset value. The Funds particularly subject to this risk are Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and The Korean Investment Fund.

MANAGEMENT RISK

Each Alliance Stock Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

FOCUSED PORTFOLIO RISK

Funds, such as Alliance Premier Growth Fund and Alliance International Premier Growth Fund, that invest in a limited number of companies, may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. Similarly, Alliance Greater China '97 Fund may have more risk because it is "non-diversified," meaning that it can invest more of its assets in a smaller number of companies than many other international funds.

ALLOCATION RISK

Alliance Balanced Shares has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

PRINCIPAL RISKS BY FUND
--------------------------------------------------------------------------------

The following chart summarizes the principal risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.


-----------------------------------------------------------------------------------------------------------
                                       Industry/  Capital-  Interest                             Country or
                               Market   Sector    ization     Rate    Credit  Foreign  Currency  Geographic
Fund                            Risk     Risk       Risk      Risk     Risk     Risk     Risk       Risk
-----------------------------------------------------------------------------------------------------------
Alliance Premier Growth Fund     o
-----------------------------------------------------------------------------------------------------------
Alliance Health Care Fund        o        o          o                           o        o
-----------------------------------------------------------------------------------------------------------
Alliance Growth Fund             o                   o         o        o        o        o
-----------------------------------------------------------------------------------------------------------
Alliance Technology Fund         o        o                                      o        o
-----------------------------------------------------------------------------------------------------------
Alliance Quasar Fund             o                   o
-----------------------------------------------------------------------------------------------------------
Alliance Mid-Cap Growth Fund     o                   o
-----------------------------------------------------------------------------------------------------------
Alliance Growth and
Income Fund                      o                             o        o
-----------------------------------------------------------------------------------------------------------
Alliance Balanced Shares         o                             o        o
-----------------------------------------------------------------------------------------------------------
Alliance New Europe Fund         o                                               o        o          o
-----------------------------------------------------------------------------------------------------------
Alliance Worldwide
Privatization Fund               o                                               o        o          o
-----------------------------------------------------------------------------------------------------------
Alliance International
Premier Growth Fund              o                                               o        o
-----------------------------------------------------------------------------------------------------------
Alliance Global Small Cap
Fund                             o                   o                           o        o
-----------------------------------------------------------------------------------------------------------
Alliance International Fund      o                                               o        o          o
-----------------------------------------------------------------------------------------------------------
Alliance Greater China '97
Fund                             o                                               o        o          o
-----------------------------------------------------------------------------------------------------------
Alliance All-Asia Investment
Fund                             o                                               o        o          o
-----------------------------------------------------------------------------------------------------------
The Korean Investment Fund       o                   o         o        o        o        o          o
-----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------
                                           Focused
                                Manage-   Portfolio  Allocation
Fund                           ment Risk     Risk       Risk
---------------------------------------------------------------
Alliance Premier Growth Fund       o          o
---------------------------------------------------------------
Alliance Health Care Fund          o
---------------------------------------------------------------
Alliance Growth Fund               o
---------------------------------------------------------------
Alliance Technology Fund           o
---------------------------------------------------------------
Alliance Quasar Fund               o
---------------------------------------------------------------
Alliance Mid-Cap Growth Fund       o
---------------------------------------------------------------
Alliance Growth and
Income Fund                        o
---------------------------------------------------------------
Alliance Balanced Shares           o                     o
---------------------------------------------------------------
Alliance New Europe Fund           o
---------------------------------------------------------------
Alliance Worldwide
Privatization Fund                 o
---------------------------------------------------------------
Alliance International
Premier Growth Fund                o          o
---------------------------------------------------------------
Alliance Global Small Cap
Fund                               o
---------------------------------------------------------------
Alliance International Fund        o
---------------------------------------------------------------
Alliance Greater China '97
Fund                               o          o
---------------------------------------------------------------
Alliance All-Asia Investment
Fund                               o
---------------------------------------------------------------
The Korean Investment Fund         o
---------------------------------------------------------------

--------------------------------------------------------------------------------
                         FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                             Class A Shares    Class B Shares      Class C Shares
                                                             --------------    --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                          4.25%             None                None

Maximum Deferred Sales Charge (Load)                         None              4.0%*               1.0%**
(as a percentage of original purchase price or redemption
proceeds, whichever is lower)

Exchange Fee                                                 None              None                None

Redemption Fee                                               None***           None                None

* Class B shares automatically convert to Class A shares after 8 years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the 4th year.
**    For Class C shares, the CDSC is 0% after the first year.

*** For shares of The Korean Investment Fund that were designated Class A shares as a result of the Fund's conversion to an open-end investment company ("Conversion Class A Shares"), the Fund will impose a temporary redemption fee of 2.0% on redemptions or exchanges made during the 12 month period from December 3, 2001, the date of the conversion.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES

The Examples are to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                    Operating Expenses                                                       Examples
-------------------------------------------------------    -------------------------------------------------------------------------

Alliance Premier
Growth Fund                   Class A  Class B  Class C                      Class A   Class B+     Class B++    Class C+  Class C++
                              -------  -------  -------                      -------   --------     ---------    --------  ---------
  Management fees               .93%     .93%     .93%     After 1 year      $  574    $  628       $  228       $  329    $  229
  Distribution (12b-1) fees     .30%    1.00%    1.00%     After 3 years     $  888    $  903       $  703       $  706    $  706
  Other expenses                .30%     .32%     .33%     After 5 years     $1,224    $1,205       $1,205       $1,210    $1,210
                               ----     ----     ----      After 10 years    $2,171    $2,404(c)    $2,404(c)    $2,595    $2,595
  Total fund
    operating expenses         1.53%    2.25%    2.26%
                               ====     ====     ====

Alliance Health
Care Fund                     Class A  Class B  Class C                      Class A   Class B+     Class B++    Class C+  Class C++
                              -------  -------  -------                      -------   --------     ---------    --------  ---------
  Management fees               .95%     .95%     .95%     After 1 year      $  593    $  649       $  249       $  347    $  247
  Distribution (12b-1) fees     .30%    1.00%    1.00%     After 3 years     $  947    $  967       $  767       $  761    $  761
  Other expenses                .48%     .51%     .49%     After 5 years     $1,324    $1,311       $1,311       $1,301    $1,301
                               ----     ----     ----      After 10 years    $2,379    $2,616(c)    $2,616(c)    $2,776    $2,776
  Total fund
    operating expenses         1.73%    2.46%    2.44%
                               ====     ====     ====


Alliance Growth Fund          Class A  Class B  Class C                      Class A   Class B+     Class B++    Class C+  Class C++
                              -------  -------  -------                      -------   --------     ---------    --------  ---------
  Management fees               .71%     .71%     .71%     After 1 year      $  550    $  603       $  203       $  301    $  201
  Distribution (12b-1) fees     .30%    1.00%    1.00%     After 3 years     $  814    $  827       $  627       $  621    $  621
  Other expenses                .27%     .29%     .27%     After 5 years     $1,097    $1,078       $1,078       $1,068    $1,068
                               ----     ----     ----      After 10 years    $1,905    $2,142(c)    $2,142(c)    $2,306    $2,306
  Total fund
    operating expenses         1.28%    2.00%    1.98%
                               ====     ====     ====


Alliance Technology Fund      Class A  Class B  Class C                      Class A   Class B+     Class B++    Class C+  Class C++
                              -------  -------  -------                      -------   --------     ---------    --------  ---------
  Management fees               .94%     .94%     .94%     After 1 year      $  579    $  634       $  234       $  333    $  233
  Distribution (12b-1) fees     .30%    1.00%    1.00%     After 3 years     $  903    $  921       $  721       $  718    $  718
  Other expenses                .34%     .37%     .36%     After 5 years     $1,249    $1,235       $1,235       $1,230    $1,230
                               ----     ----     ----      After 10 years    $2,223    $2,463(c)    $2,463(c)    $2,636    $2,636
  Total fund
    operating expenses         1.58%    2.31%    2.30%
                               ====     ====     ====


--------------------------------------------------------------------------------
Please refer to the footnotes on page 24.

                    Operating Expenses                                                       Examples
-------------------------------------------------------    -------------------------------------------------------------------------

Alliance Quasar Fund          Class A  Class B  Class C                      Class A   Class B+     Class B++    Class C+  Class C++
                              -------  -------  -------                      -------   --------     ---------    --------  ---------
  Management fees               .93%     .93%     .93%     After 1 year      $  599    $  660       $  260       $  359    $  259
  Distribution (12b-1) fees     .27%    1.00%    1.00%     After 3 years     $  964    $  999       $  799       $  796    $  796
  Other expenses                .59%     .64%     .63%     After 5 years     $1,353    $1,365       $1,365       $1,360    $1,360
                               ----     ----     ----      After 10 years    $2,441    $2,715(c)    $2,715(c)    $2,895    $2,895
  Total fund
    operating expenses         1.79%    2.57%    2.56%
                               ====     ====     ====

Alliance Mid-Cap
Growth Fund                   Class A  Class B  Class C                      Class A   Class B+     Class B++    Class C+  Class C++
                              -------  -------  -------                      -------   --------     ---------    --------  ---------
  Management fees               .71%     .71%     .71%     After 1 year      $  544    $  611       $  211       $  307    $  207
  Distribution (12b-1) fees     .21%    1.00%    1.00%     After 3 years     $  796    $  852       $  652       $  640    $  640
  Other expenses                .30%     .37%     .33%     After 5 years     $1,067    $1,119       $1,119       $1,098    $1,098
                               ----     ----     ----      After 10 years    $1,840    $2,190(c)    $2,190(c)    $2,369    $2,369
  Total fund
    operating expenses         1.22%    2.08%    2.04%
                               ====     ====     ====

Alliance Growth and
Income Fund (a)               Class A  Class B  Class C                      Class A   Class B+     Class B++    Class C+  Class C++
                              -------  -------  -------                      -------   --------     ---------    --------  ---------
  Management fees               .60%     .60%     .60%     After 1 year      $  531    $  587       $  187       $  286    $  186
  Distribution (12b-1) fees     .27%    1.00%    1.00%     After 3 years     $  757    $  779       $  579       $  576    $  576
  Other expenses                .22%     .24%     .23%     After 5 years     $1,000    $  995       $  995       $  990    $  990
                               ----     ----     ----      After 10 years    $1,697    $1,962(c)    $1,962(c)    $2,148    $2,148
  Total fund
    operating expenses         1.09%    1.84%    1.83%
                               ====     ====     ====

Alliance Balanced Shares      Class A  Class B  Class C                      Class A   Class B+     Class B++    Class C+  Class C++
                              -------  -------  -------                      -------   --------     ---------    --------  ---------
  Management fees               .54%     .54%     .54%     After 1 year      $  539    $  596       $  196       $  296    $  196
  Distribution (12b-1) fees     .27%    1.00%    1.00%     After 3 years     $  781    $  806       $  606       $  606    $  606
  Other expenses                .36%     .39%     .39%     After 5 years     $1,041    $1,042       $1,042       $1,042    $1,042
                               ----     ----     ----      After 10 years    $1,785    $2,056(c)    $2,056(c)    $2,254    $2,254
  Total fund
    operating expenses         1.17%    1.93%    1.93%
                               ====     ====     ====

Alliance New Europe Fund      Class A  Class B  Class C                      Class A   Class B+     Class B++    Class C+  Class C++
                              -------  -------  -------                      -------   --------     ---------    --------  ---------
  Management fees               .93%     .93%     .93%     After 1 year      $  599    $  657       $  257       $  354    $  254
  Distribution (12b-1) fees     .30%    1.00%    1.00%     After 3 years     $  964    $  991       $  791       $  782    $  782
  Other expenses                .56%     .61%     .58%     After 5 years     $1,353    $1,350       $1,350       $1,335    $1,335
                               ----     ----     ----      After 10 years    $2,441    $2,691(c)    $2,691(c)    $2,846    $2,846
  Total fund
    operating expenses         1.79%    2.54%    2.51%
                               ====     ====     ====

Alliance Worldwide
Privatization Fund            Class A  Class B  Class C                      Class A   Class B+     Class B++    Class C+  Class C++
                              -------  -------  -------                      -------   --------     ---------    --------  ---------
  Management fees              1.00%    1.00%    1.00%     After 1 year      $  601    $  659       $  259       $  359    $  259
  Distribution (12b-1) fees     .30%    1.00%    1.00%     After 3 years     $  970    $  996       $  796       $  796    $  796
  Other expenses                .51%     .56%     .56%     After 5 years     $1,363    $1,360       $1,360       $1,360    $1,360
                               ----     ----     ----      After 10 years    $2,461    $2,712(c)    $2,712(c)    $2,895    $2,895
  Total fund
    operating expenses         1.81%    2.56%    2.56%
                               ====     ====     ====

Alliance International
Premier Growth Fund           Class A  Class B  Class C                      Class A   Class B+     Class B++    Class C+  Class C++
                              -------  -------  -------                      -------   --------     ---------    --------  ---------
  Management fees              1.00%    1.00%    1.00%     After 1 year      $  636    $  695       $  295       $  391    $  291
  Distribution (12b-1) fees     .30%    1.00%    1.00%     After 3 years     $1,075    $1,104       $  904       $  892    $  892
  Other expenses                .87%     .92%     .88%     After 5 years     $1,540    $1,538       $1,538       $1,518    $1,518
                               ----     ----     ----      After 10 years    $2,822    $3,066(c)    $3,066(c)    $3,204    $3,204
  Total fund
    operating expenses         2.17%    2.92%    2.88%
                               ====     ====     ====

Alliance Global
Small Cap Fund                Class A  Class B  Class C                      Class A   Class B+     Class B++    Class C+  Class C++
                              -------  -------  -------                      -------   --------     ---------    --------  ---------
  Management fees              1.00%    1.00%    1.00%     After 1 year      $  633    $  693       $  293       $  392    $  292
  Distribution (12b-1) fees     .30%    1.00%    1.00%     After 3 years     $1,067    $1,098       $  898       $  895    $  895
  Other expenses                .84%     .90%     .89%     After 5 years     $1,525    $1,528       $1,528       $1,523    $1,523
                               ----     ----     ----      After 10 years    $2,792    $3,044(c)    $3,044(c)    $3,214    $3,214
  Total fund
    operating expenses         2.14%    2.90%    2.89%
                               ====     ====     ====


--------------------------------------------------------------------------------
Please refer to the footnotes on page 24.

                     Operating Expenses                                                      Examples
--------------------------------------------------------   -------------------------------------------------------------------------

Alliance International Fund  Class A   Class B   Class C                       Class A   Class B+   Class B++    Class C+  Class C++
                             -------   -------   -------                       -------   --------   ---------    --------  ---------
  Management fees              .94%      .94%      .94%    After 1 year        $  609    $  671     $  271       $  367    $  267
  Distribution (12b-1) fees    .26%     1.00%     1.00%    After 3 years (d)   $1,022    $1,061     $  861       $  849    $  849
  Other expenses               .83%      .88%      .84%    After 5 years (d)   $1,459    $1,477     $1,477       $1,457    $1,457
                              ----      ----      ----     After 10 years (d)  $2,673    $2,949(c)  $2,949(c)    $3,099    $3,099
  Total fund
    operating expenses        2.03%     2.82%     2.78%
                              ====      ====      ====
  Waiver and/or expense
    reimbursement (b)         (.14)%    (.14)%    (.14)%
                              ====      ====      ====
  Net expenses                1.89%     2.68%     2.64%
                              ====      ====      ====

Alliance Greater
China '97 Fund               Class A   Class B   Class C                       Class A   Class B+   Class B++    Class C+  Class C++
                             -------   -------   -------                       -------   --------   ---------    --------  ---------
  Management fees             1.00%      1.00%    1.00%    After 1 year        $  668    $  724     $  324       $  426    $  324
  Distribution (12b-1) fees    .30%      1.00%    1.00%    After 3 years (d)   $2,450    $2,508     $2,308       $2,282    $2,282
  Other expenses              8.20%      8.28%    8.13%    After 5 years (d)   $4,075    $4,087     $4,087       $4,044    $4,044
                             -----      -----    -----     After 10 years (d)  $7,539    $7,684(c)  $7,685(c)    $7,716    $7,716
  Total fund
    operating expenses        9.50%     10.28%   10.13%
                             =====      =====    =====
  Waiver and/or expense
    reimbursement (b)        (6.99)%    (7.07)%  (6.92)%
                             =====      =====    =====
  Net expenses                2.51%      3.21%    3.21%
                             =====      =====    =====

Alliance All-Asia
Investment Fund              Class A   Class B   Class C                       Class A   Class B+   Class B++    Class C+  Class C++
                             -------   -------   -------                       -------   --------   ---------    --------  ---------
  Management fees             1.00%     1.00%     1.00%    After 1 year        $  715    $  772     $  372       $  472    $  372
  Distribution (12b-1) fees    .30%     1.00%     1.00%    After 3 years(d)    $1,350    $1,391     $1,191       $1,179    $1,179
  Other expenses                                           After 5 years(d)    $2,007    $2,026     $2,026       $2,003    $2,003
    Administration fees        .15%      .15%      .15%    After 10 years(d)   $3,758    $4,015(c)  $4,015(c)    $4,141    $4,141
    Other operating
      expenses                1.74%     1.85%     1.79%
                              ----      ----      ----
  Total other expenses        1.89%     2.00%     1.94%
                              ----      ----      ----
  Total fund operating
    expenses                  3.19%     4.00%     3.94%
                              ====      ====      ====
  Waiver and/or expense
    reimbursement (b)         (.19)%    (.30)%    (.24)%
                              ====      ====      ====
  Net expenses                3.00%     3.70%     3.70%
                              ====      ====      ====

The Korean
Investment Fund(e)           Class A   Class B   Class C                       Class A   Class B+   Class B++    Class C+  Class C++
                             -------   -------   -------                       -------   --------   ---------    --------  ---------
  Management fees              1.00%     1.00%    1.00%    After 1 year        $  667    $  723     $  323       $  423    $  323
  Distribution (12b-1) fees     .30%     1.00%    1.00%    After 3 years(d)    $1,719    $1,747     $1,547       $1,547    $1,547
  Other expenses               4.08%     4.08%    4.08%
                              -----     -----    -----
  Total fund
    operating expenses         5.38%     6.08%    6.08%
                              =====     =====    =====
  Waiver and/or expense
    reimbursement (b)(f)      (2.88)%   (2.88)%  (2.88)%
                              =====     =====    =====
  Net expenses                 2.50%     3.20%    3.20%
                              =====     =====    =====


--------------------------------------------------------------------------------
+     Assumes redemption at end of period.
++    Assumes no redemption at end of period.
(a) Reflects the increase in the advisory fee effective as of December 7, 2000.
(b) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one-year terms.
(c)   Assumes Class B shares convert to Class A shares after eight years.
(d) These examples assume that Alliance's agreement to waive management fees and/or bear Fund expenses is not extended beyond its initial period.

(e)   Based on estimated expenses.
(f)   This waiver may not be changed without the consent of the Directors.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by foreign governments, quasi-governmental entities, governmental agencies or other governmental entities.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

TYPES OF COMPANIES OR COUNTRIES

Asian company is an entity that (i) is organized under the laws of an Asian country and conducts business in an Asian country, (ii) derives 50% or more of its total revenues from business in Asian countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in an Asian country.

Asian countries are Australia, the Democratic Socialist Republic of Sri Lanka, the Hong Kong Special Administrative Region of the People's Republic of China (Hong Kong), the Islamic Republic of Pakistan, Japan, the Kingdom of Thailand, Malaysia, Negara Brunei Darussalam (Brunei), New Zealand, the People's Republic of China, the People's Republic of Kampuchea (Cambodia), the Republic of China (Taiwan), the Republic of India, the Republic of Indonesia, the Republic of Korea (South Korea), the Republic of the Philippines, the Republic of Singapore, the Socialist Republic of Vietnam and the Union of Myanmar.

European company is a company (i) organized under the laws of a European country that issues equity or debt securities that are traded principally on a European stock exchange, or (ii) a company that derives 50% or more of its total revenues or profits from businesses in Europe.

Greater China company is an entity that (i) is organized under the laws of a Greater China country and conducts business in a Greater China country, (ii) derives 50% or more of its total revenues from businesses in Greater China countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a Greater China country. A company of a particular Greater China country is a company that meets any of these criteria with respect to that country.

Greater China countries are the People's Republic of China ("China"), the Hong Kong Special Administrative Region of the People's Republic of China ("Hong Kong") and the Republic of China ("Taiwan").

Health Care Industries include the health care and health care-related (including health sciences) industries. These industries are principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders. Companies in these fields include, but are not limited to, pharmaceutical firms; companies that design, manufacture or sell medical supplies, equipment and support services; companies that operate hospitals and other health care facilities; and companies engaged in medical, diagnostic, biochemical, biotechnological or other health sciences research and development.

International company is an entity that (i) is organized under the laws of a foreign country and conducts business in a foreign country, (ii) derives 50% or more of its total revenues from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a foreign country.

Korean company is an entity that (i) is organized under the laws of Korea and conducts business in Korea, (ii) derives 50% or more of its total revenues from business in Korea, or (iii) issues equity or debt securities that are traded principally in Korea.

Non-U.S. company is an entity that (i) is organized under the laws of a foreign country, (ii) has its principal place of business in a foreign country, and
(iii) issues equity or debt securities that are traded principally in a foreign country. Securities issued by non-U.S. companies are known as foreign securities. Securities issued by a company that does not fit the definition of a non-U.S. company are considered to be issued by a U.S. company.

RATING AGENCIES, RATED SECURITIES and INDEXES

EAFE Index is Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Index.

Fitch is Fitch, Inc., the international rating agency formed through the merger of Fitch IBCA, Inc. and Duff & Phelps Credit Rating Co.

Investment grade securities are fixed-income securities rated Baa and above by Moody's or BBB and above by S&P or Fitch, or determined by Alliance to be of equivalent quality.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Fund's investment objectives, principal strategies and risks. Of course, there can be no assurance that any Fund will achieve its investment objective.

Please note that:

o Additional discussion of the Funds' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

o The description of the principal risks for a Fund may include risks described in the Summary of Principal Risks above. Additional information about the risks of investing in a Fund can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of each Fund's strategies, investments and risks can be found in the Fund's Statement of Additional Information or SAI.

o Except as noted, (i) the Funds' investment objectives are "fundamental" and cannot be changed without a shareholder vote, and (ii) the Funds' investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in a Fund's portfolio after they are purchased by the Fund will not cause the Fund to be in violation of such limitation.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing in the U.S. equity markets.

Alliance Premier Growth Fund

Alliance Premier Growth Fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund normally invests at least 80% of its total assets in the equity securities of U.S. companies. Normally, about 40-60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Fund is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.

Alliance's investment strategy for the Fund emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Fund, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Alliance thus seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

Alliance expects the average market capitalization of companies represented in the Fund's portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

The Fund also may:

o     invest up to 20% of its net assets in convertible securities;

o     invest up to 20% of its total assets in foreign securities;

o purchase and sell exchange-traded index options and stock index futures contracts;

o write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets;

o     invest up to 5% of its net assets in rights or warrants; and

o make loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Health Care Fund


Alliance Health Care Fund seeks capital appreciation and, secondarily, current income. In seeking to achieve its investment objective, under normal circumstances the Fund invests at least 80%, and normally substantially all, of its net assets in securities issued by companies principally engaged in Health Care Industries. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders.


The Fund seeks investments in both new, smaller and less seasoned companies and well-known, larger and established companies. Whenever possible, investments in new, smaller or less seasoned companies will be made with a view to benefiting from the development and growth of new products and markets in Health Care Industries. Investments in these companies may offer more reward but may also entail more risk than is generally true of larger, established companies.

While the Fund anticipates that a substantial portion of its portfolio will be invested in the securities of U.S. companies, the Fund is not limited to investing in such securities. Many companies in the forefront of world medical technology are located outside the United States, primarily in Japan and Europe. Accordingly, the Fund may invest up to 40% of its total assets in foreign securities, including up to 25% in issuers located in any one foreign country. However, no more than 5% of the Fund's total net assets may be invested in securities of issuers located in emerging market countries.

Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies that are expected to profit from the development of new products and services for these industries. Examples of such emerging technologies and services include:

o New methods for administering drugs to a patient, such as surgical implants and skin patches that enhance the effectiveness of the drugs and may reduce patient side effects by delivering the drugs in precise quantities over a prolonged time period or by evading natural body defense mechanisms which delay the effect of the drugs;

o Developments in medical imaging such as the application of computer technology to the output of conventional x-ray systems that allow for cross-sectional images of soft tissue and organs (CT scanning) and continuous imaging (digital radiography) as well as more advanced nuclear medicine, ultrasound and magnetic resonance imaging (MRI);

o Advances in minimally invasive surgical techniques, such as angioplasty and related technologies for diseased blood vessels and laser beams for the eye, general and cardiovascular surgery, which provide greater effectiveness, lower cost and improved patient safety than more traditional surgical techniques;

o New therapeutic pharmaceutical compounds that control or alleviate disease, including prescription and non-prescription drugs and treatment regimes for conditions not controlled, alleviated or treatable by existing medications or treatments and chemical or biological pharmaceuticals for use in diagnostic testing;

o Advances in molecular biology such as signal transduction, cell adhesion and cell to cell communication which have facilitated a rapid increase in new classes of drugs. These have included monoclonal antibodies, bio-engineered proteins and small molecules from novel synthesis and screening techniques;

o Genomics, which allows scientists to better understand the causes of human diseases, and in some cases has led to the manufacture of proteins for use as therapeutic drugs;

o Gene chips and other equipment that provides for the screening, diagnosis and treatment of diseases;

o The introduction of large scale business efficiencies to the management of nursing homes, acute and specialty hospitals as well as free-standing outpatient facilities, surgical centers and rehabilitation centers;

o Adaptations of microprocessors for use by pharmaceutical manufacturers, hospitals, doctors and others in Health Care Industries to increase distribution efficiency;

o Health care delivery organizations that combine cost effectiveness with high quality medical care and help address the rising cost of health care; and

o The sale of prescription drugs and other pharmaceuticals to consumers via the Internet.

The Fund's portfolio may also include companies that provide traditional products and services currently in use in Health Care Industries and that are likely to benefit from any increases in the general demand for such products and services. The following are examples of the products and services that may be offered by companies in Health Care Industries:

o Drugs or Pharmaceuticals, including both ethical and proprietary drugs, drug administration products and pharmaceutical components used in diagnostic testing;

o Medical Equipment and Supplies, including equipment and supplies used by health service companies and individual practitioners, such as electronic equipment used for diagnosis and treatment, surgical and medical instruments and other products designed especially for Health Care Industries;

o Health Care Services, including the services of clinical testing laboratories, hospitals, nursing homes, clinics, centers for convalescence and rehabilitation, and products and services for home health care; and

o Medical Research, including scientific research to develop drugs, processes or technologies with possible commercial application in Health Care Industries.

The Fund also may:

o     purchase or sell forward foreign currency exchange contracts;

o     enter into forward commitments for the purchase or sale of securities;

o make secured loans of portfolio securities of up to 20% of its total assets; and

o     enter into repurchase agreements.

Alliance Growth Fund

Alliance Growth Fund seeks long-term growth of capital. Current income is only an incidental consideration. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund's investment objective is not fundamental.

The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds. The Fund generally will not invest in securities rated at the time of purchase below Caa- by Moody's and CCC- by S&P or Fitch or in securities judged by Alliance to be of comparable investment quality. From time to time, however, the Fund may invest in securities rated in the lowest grades (i.e., C by Moody's or D or equivalent by S&P or Fitch) or securities of comparable investment quality if there are prospects for an upgrade or a favorable conversion into equity securities. If the credit rating of a security held by the Fund falls below its rating at the time of purchase (or Alliance determines that the credit quality of the security has deteriorated), the Fund may continue to hold the security if such investment is considered appropriate under the circumstances.

The Fund also may:

o     invest in zero-coupon and payment-in-kind bonds;

o invest in foreign securities, although not generally in excess of 20% of its total assets;

o buy or sell foreign currencies, options on foreign currencies, and foreign currency futures contracts (and related options) and enter into forward foreign currency exchange contracts;

o     enter into forward commitments;

o buy and sell stock index futures contracts and options on futures contracts and on stock indices;

o purchase and sell futures contracts and options on futures contracts and U.S. Treasury securities;

o     write covered call and put options;

o     purchase and sell put and call options;

o     make loans of portfolio securities of up to 25% of its total assets; and

o     enter into repurchase agreements of up to 25% of its total assets.

Alliance Technology Fund


Alliance Technology Fund emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The Fund may seek income by writing listed call options. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). The Fund, under normal circumstances, will invest at least 80% of its net assets in the securities of these companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund normally will invest substantially all its assets in equity securities, but it also may invest in debt securities offering an opportunity for price appreciation. The Fund will invest in listed and unlisted securities, in U.S. securities and up to 25% of its total assets in foreign securities.


The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Fund also may:

o write covered call options on its securities of up to 15% of its total assets and purchase exchange-listed call and put options, including exchange-traded index put options of up to, for all options, 10% of its total assets;

o     invest up to 10% of its total assets in warrants; and

o     make loans of portfolio securities of up to 30% of its total assets.

Because the Fund invests primarily in technology companies, factors affecting those types of companies could have a significant effect on the Fund's net asset value. In addition, the Fund's investments in technology stocks, especially those of smaller, less seasoned companies, tend to be more volatile than the overall market. The Fund's investments in debt and foreign securities have credit risk and foreign risk.

Alliance Quasar Fund

Alliance Quasar Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests for capital appreciation and only incidentally for current income. The Fund's practice of selecting securities based on the possibility of appreciation cannot, of course, ensure against a loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and investors who want assured income or preservation of capital should not invest in the Fund.

The Fund invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies. When selecting securities for the Fund, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits and management capability and practices.

The Fund invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Fund invests in listed and unlisted U.S. and foreign securities. The Fund can periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund also may:

o purchase and sell forward and futures contracts and options on these securities for hedging purposes;

o make short sales of securities against the box but not more than 15% of its net assets may be deposited on short sales;

o write covered call options of up to 15% of its total assets and purchase and sell put and call options written by others of up to, for all options, 10% of its total assets; and

o make loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Investments in smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in non-convertible bonds, preferred stocks and foreign stocks may have credit risk and foreign risk.


Alliance Mid-Cap Growth Fund

Alliance MId-Cap Growth Fund seeks long-term growth of capital and income primarily through investment in common stocks. The Fund normally invests substantially all of its assets in common stocks that Alliance believes will appreciate in value. Under normal circumstances, the Fund will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders.
Prior to February 1, 2002, the Fund was known as The Alliance Fund. The
Fund also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Fund may invest without limit in foreign securities. The Fund generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Fund also may:

o write exchange-traded covered call options on up to 25% of its total assets;

o make secured loans of portfolio securities of up to 25% of its total assets; and

o enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets.


TOTAL RETURN FUNDS


The Total Return Funds provide a range of investment alternatives to investors seeking both growth of capital and current income.

Alliance Growth and Income Fund

Alliance Growth and Income Fund seeks appreciation through investments primarily in dividend-paying common stocks of good quality. The Fund also may invest in fixed-income securities and convertible securities.

The Fund also may try to realize income by writing covered call options listed on domestic securities exchanges. The Fund also invests in foreign securities. Since the purchase of foreign securities entails certain political and economic risks, the Fund restricts its investments in these securities to issues of high quality.

The Fund also may:

o purchase and sell forward and futures contracts and options on these securities for hedging purposes; and

o make secured loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Alliance Balanced Shares

Alliance Balanced Shares seeks a high return through a combination of current income and capital appreciation. Although the Fund's investment objective is not fundamental, the Fund is a "balanced" fund as a matter of fundamental policy. The Fund invests in equity securities of high-quality, financially strong, dividend-paying companies. Normally, the Fund's investments will consist of about 60% in stocks, but stocks may make up to 75% of its investments. The Fund will not purchase a security if as a result less than 25% of its total assets will be in fixed-income securities. These investments may include short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks to the extent that their values are attributable to their fixed-income characteristics. Other than this restriction, the percentage of the Fund's assets invested in each type of security will vary.

The Fund invests in U.S. Government securities, bonds, senior debt securities, and preferred and common stocks in such proportions and of such type as Alliance deems best adapted to the current economic and market outlooks. The Fund may invest up to 15% of its total assets in foreign equity and fixed-income securities eligible for purchase by the Fund under its investment policies described above.

The Fund also may:

o enter into contracts for the purchase or sale for future delivery of foreign currencies;

o purchase and sell forward and futures contracts and options on these securities for hedging purposes;

o purchase and write put and call options on foreign currencies and enter into forward foreign currency exchange contracts for hedging purposes;

o subject to market conditions, write covered call options listed on a domestic exchange to realize income; and

o make loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

As a balanced fund, the Fund has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors the opportunity to participate in the potential for long-term capital appreciation available from investment in foreign securities.

Alliance New Europe Fund


Alliance New Europe Fund seeks long-term capital appreciation through investment primarily in the equity securities of companies based in Europe. The Fund has a fundamental policy of normally investing at least 65% of its total assets in these securities. However, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of European companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund may invest up to 20% of its net assets in high-quality U.S. Dollar or foreign currency denominated fixed-income securities issued or guaranteed by European governmental entities, or by European or multinational companies or supranational organizations.


The Fund expects that it will invest primarily in the more established and liquid markets in Europe. However, the Fund may also invest in the lesser-developed markets in Europe including those countries in Southern and Eastern Europe, as well as the former communist countries in the Soviet Union. The Fund does not expect to invest more than 20% of its total assets in these developing markets under normal circumstances or more than 10% of its total assets in issuers based in any one of these developing countries.


In managing the Fund, Alliance utilizes a disciplined approach to invest on a bottom-up basis in those companies exhibiting the best available combination of sustainable fundamental growth at a reasonable price. Alliance's approach emphasizes proprietary qualitative and quantitative inputs provided by its in-house analysts. Internal analysis focuses primarily on large to upper-medium capitalization stocks (those with a market value of $3 billion and above). Country and industry exposures are by-products of the stock selection process. Alliance does not actively manage currency exposures for this Fund, but may hedge underlying exposures back to U.S. Dollars when conditions are perceived to be extreme.


Stock selection focuses on companies in growth industries that exhibit above-average growth based on a competitive or sustainable advantage based on brand, technology, or market share. A stock is typically sold when its relative fundamentals are no longer as attractive as other investment opportunities available to the Fund. This may be a function of the stock having achieved its fair market value, deterioration in fundamentals relative to Alliance's expectations, or because the management team loses confidence in company management.

The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries. The Fund's investment policies do not require that the Fund concentrate its investments in any single country. However, these policies also do not prevent the Fund from concentrating its investments in a single country and in recent years the Fund has invested more than 25% of its total assets in the United Kingdom. The Fund may invest without limit in any single European country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country.

The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o invest in depositary receipts or other securities convertible into securities of companies based in European countries, debt securities of supranational entities denominated in the Euro or the currency of any European country, debt securities denominated in the Euro of an issuer in a European country (including supranational issuers), and "semi-governmental securities";

o     purchase and sell forward contracts;

o write covered call or put options and sell and purchase exchange-traded put and call options, including exchange-traded index options;

o enter into futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and futures contracts based on stock indices, and purchase and write options on futures contracts;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;

o     enter into forward commitments;

o     enter into standby commitment agreements; and

o make secured loans of portfolio securities of up to 30% of its total assets.

The Fund's investments in foreign countries and smaller countries may have more risk because they tend to be more volatile than the overall stock market. To the extent the Fund invests a substantial amount of its assets in a particular European country, your investment is subject to the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in U.S. Dollar- or foreign currency-denominated fixed-income securities have interest rate and credit risk.

Alliance Worldwide Privatization Fund


Alliance Worldwide Privatization Fund seeks long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization (as described below). However, under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities of enterprises that are undergoing, or have undergone, privatizations and in securities of companies believed by Alliance to be beneficiaries of privatizations. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund is designed for investors desiring to take advantage of investment opportunities, historically inaccessible to U.S. individual investors, that are created by privatizations of state enterprises in both established and developing economies. These companies include those in Western Europe and Scandinavia, Australia, New Zealand, Latin America, Asia, Eastern and Central Europe and, to a lesser degree, Canada and the United States.


The Fund's investments in enterprises undergoing privatization may comprise three distinct situations. First, the Fund may invest in the initial offering of publicly traded equity securities (an "initial equity offering") of a government- or state-owned or controlled company or enterprise (a "state enterprise"). Secondly, the Fund may purchase securities of a current or former state enterprise following its initial equity offering. Finally, the Fund may make privately negotiated purchases of stock or other equity interests in a state enterprise that has not yet conducted an initial equity offering. Alliance believes that substantial potential for capital appreciation exists as privatizing enterprises rationalize their management structures, operations and business strategies in order to compete efficiently in a market economy and the Fund will thus emphasize investments in such enterprises.

Privatization is a process through which the ownership and control of companies or assets changes in whole or in part from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Governments and states with established economies, including France, Great Britain, Germany, and Italy, and those with developing economies, including Argentina, Mexico, Chile, Indonesia, Malaysia, Poland, and Hungary, are engaged in privatizations. The Fund will invest in any country believed to present attractive investment opportunities.

A major premise of the Fund's approach is that the equity securities of privatized companies offer opportunities for significant capital appreciation. In particular, because privatizations are integral to a country's economic restructuring, securities sold in initial equity offerings often are priced attractively to secure the issuer's successful transition to private sector ownership. Additionally, these enterprises often dominate their local markets and typically have the potential for significant managerial and operational efficiency gains.

The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may invest up to 15% of its total assets in issuers in any one foreign country, except that the Fund may invest up to 30% of its total assets in issuers in any one of France, Germany, Great Britain, Italy and Japan. The Fund may invest all of its assets within a single region of the world.

The Fund may invest up to 35% of its total assets in debt securities and convertible debt securities. The Fund may maintain no more than 5% of its net assets in lower-rated securities. The Fund will not retain a non-convertible security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o     make short sales of securities or maintain a short position;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

Investments in non-U.S. companies and smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in debt securities and convertible securities have interest risk and credit risk.

Alliance International Premier Growth Fund

Alliance International Premier Growth Fund seeks long-term capital appreciation by investing predominately in the equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund will invest under normal circumstances at least 85% of its total assets in equity securities. The Fund makes investments based upon their potential for capital appreciation. Current income is incidental to that objective.

In the main, the Fund's investments will be in comparatively large, high-quality companies. Normally, about 50 companies will be represented in the Fund's portfolio, and the 35 most highly regarded of these companies usually will constitute approximately 70%, and often more, of the Fund's net assets. The Fund thus differs from more typical international equity mutual funds by focusing on a relatively small number of intensively researched companies. The Fund is designed for investors seeking to accumulate capital over time. Because of market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. There is, of course, no assurance that the Fund's investment objective will be met.

Alliance expects that the market capitalization of the companies represented in the Fund's portfolio will generally be in excess of $10 billion.

Within the investment framework of the Fund, Alliance's Large Cap Growth Group, headed by Alfred Harrison, Alliance's Vice Chairman, has responsibility for managing the Fund's portfolio. As discussed below, in selecting the Fund's portfolio investments Alliance's Large Cap Growth Group will follow a structured, disciplined research and investment process that is essentially similar to that which it employs in managing the Alliance Premier Growth Fund.

In managing the Fund's assets, Alliance's investment strategy will emphasize stock selection and investment in the securities of a limited number of issuers. Alliance depends heavily upon the fundamental analysis and research of its large global equity research team situated in numerous locations around the world. Its global equity analysts follow a research universe of approximately 900 companies. As one of the largest multinational investment management firms, Alliance has access to considerable information concerning the companies in its research universe, an in-depth understanding of the products, services, markets and competition of these companies, and a good knowledge of their management. Research emphasis is placed on the identification of companies whose superior prospective earnings growth is not fully reflected in current market valuations.

Alliance constantly adds to and deletes from this universe as fundamentals and valuations change. Alliance's global equity analysts rate companies in three categories. The performance of each analyst's ratings is an important determinant of his or her incentive compensation. The equity securities of "one-rated" companies are expected to significantly outperform the local market in local currency terms. All equity securities purchased for the Fund's portfolio will be selected from the universe of approximately 100 "one-rated" companies. As noted above, the Fund usually invests approximately 70% of its net assets in the approximately 35 most highly regarded of these companies. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund diversifies its investments among at least four, and usually considerably more, countries. No more than 15% of the Fund's total assets will be invested in issuers in any one foreign country, except that the Fund may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in issuers in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Within these limits, geographic distribution of the Fund's investments among countries or regions also will be a product of the stock selection process rather than a predetermined allocation. To the extent that the Fund concentrates its assets within one region or country, the Fund may be subject to any special risks associated with that region or country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country. While the Fund may engage in currency hedging programs in periods in which Alliance perceives extreme exchange rate risk, the Fund normally will not make significant use of currency hedging strategies.

In the management of the Fund's investment portfolio, Alliance will seek to utilize market volatility judiciously (assuming no change in company fundamentals) to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund will strive to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. Under normal circumstances, the Fund will remain substantially fully invested in equity securities and will not take significant cash positions for market timing purposes. Rather, through "buying into declines" and "selling into strength," Alliance seeks superior relative returns over time.

The Fund also may:

o     invest up to 20% of its total assets in convertible securities;

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock and may purchase and write options on such future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into standby commitment agreements;

o     enter into forward commitments;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain short positions of no more than 5% of its net assets as collateral for short sales;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

Because the Fund invests in a smaller number of securities than many other equity funds, your investment also has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Global Small Cap Fund


Alliance Global Small Cap Fund seeks long-term growth of capital through investment in a global portfolio of the equity securities of selected companies with relatively small market capitalizations. The Fund's portfolio emphasizes companies with market capitalizations that would have placed them (when purchased) in about the smallest 20% by market capitalization of actively traded U.S. companies. Because the Fund applies the U.S. size standard on a global basis, its foreign investments might rank above the lowest 20%, and, in fact, might in some countries rank among the largest, by market capitalization in local markets. Normally, the Fund invests at least 80% of its net assets in equity securities of these smaller capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. These companies are located in at least three countries, one of which may be the U.S. The Fund may invest up to 20% of its net assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund's portfolio securities may be listed on a U.S. or foreign exchange or traded over-the-counter.


The Fund also may:

o invest up to 20% of its total assets in warrants to purchase equity securities;

o invest in depositary receipts or other securities representing securities of companies based in countries other than the U.S.;

o     purchase or sell forward foreign currency contracts;

o write covered call options on its securities of up to 15% of its total assets, and purchase exchange-traded call and put options, including put options on market indices of up to, for all options, 10% of its total assets; and

o make secured loans of portfolio securities of up to 30% of its total assets.

One of the Fund's principal risks is its investments in smaller capitalization companies. Alliance believes that smaller capitalization companies often have sales and earnings growth rates exceeding those of larger companies and that these growth rates tend to cause more rapid share price appreciation. Investing in smaller capitalization stocks, however, involves greater risk than is associated with larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets, or financial resources. They may be dependent for management on one or a few key persons and can be more susceptible to losses and risks of bankruptcy. Their securities may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings. For these reasons, the Fund's investments may have a greater chance of loss than investments in securities of larger capitalization companies. In addition, transaction costs in small capitalization stocks may be higher than in those of larger capitalization companies.

The Fund's investments in international companies and in smaller companies will be more volatile and may differ substantially from the overall U.S. market.

Alliance International Fund

Alliance International Fund seeks a total return on its assets from long-term growth of capital and from income primarily through a broad portfolio of marketable securities of established international companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S., and foreign government securities. Normally, the Fund will invest more than 80% of its assets in these types of companies.

The Fund expects to invest primarily in common stocks of established international companies that Alliance believes have potential for capital appreciation or income or both, but the Fund is not required to invest exclusively in common stocks or other equity securities. The Fund may invest in any other type of investment grade security, including convertible securities, as well as in warrants, or obligations of the U.S. or foreign governments and their political subdivisions.

The Fund intends to diversify its investments broadly among countries and normally invests in at least three foreign countries, although it may invest a substantial portion of its assets in one or more of these countries. The Fund may invest in companies, wherever organized, that Alliance judges have their principal activities and interests outside the U.S. These companies may be located in developing countries, which involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The Fund currently does not intend to invest more than 10% of its total assets in companies in, or governments of, developing countries.

The Fund also may:

o     purchase or sell forward foreign currency exchange contracts;

o write covered call or put options, sell and purchase U.S. or foreign exchange-listed put and call options, including exchange-traded index options;

o enter into futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and stock index futures, and purchase and write put and call options on futures contracts traded on U.S. or foreign exchanges or over-the-counter;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;

o     make loans of portfolio securities of up to 30% of its total assets; and

o enter into repurchase agreements of up to seven days' duration for up to 10% of the Fund's total assets.

Investments in foreign countries may have more risk because they tend to be more volatile than the U.S. stock market. To the extent that the Fund invests a substantial amount of its assets in a particular foreign country, an investment in the Fund has the risk that market changes or other events affecting that country may have a more significant effect, either negative or positive, on the Fund's net asset value.


On January 25, 2002, the Trustees of Alliance International Fund ("AIF") approved the acquisition of the assets and liabilities of AIF (the "Acquisition") by AllianceBernstein International Value Fund, a series of AllianceBernstein Trust ("International Value"). The Trustees of International Value similarly approved the Acquisition on January 24, 2002. Approval of the Acquisition also requires the affirmative vote of a majority of the outstanding shares of AIF and a special meeting of shareholders of AIF is expected to be held in May 2002 for this purpose. Approval of the Acquisition by the shareholders of International Value is not required. If the Acquisition is approved by the AIF shareholders, AIF would, prior to the Acquisition, liquidate approximately 90% of its investment portfolio, which would entail brokerage costs and affect AIF's net asset value. AIF would then transfer all of its assets and liabilities to International Value in exchange for International Value shares of the appropriate classes, which would then be distributed to AIF shareholders on a relative net asset value basis. Proxy materials relating to the Special Meeting are expected to be mailed in mid-March 2002 to all AIF shareholders of record as of March 1, 2002 (the "Record Date"). If approved by AIF shareholders, the Acquisition is expected to close within a few weeks after the Special Meeting. A shareholder who buys shares of AIF after the Record Date will not be entitled to vote those shares on the Acquisition but may request a copy of the proxy materials. The Acquisition is expected to be a tax-free transaction and shareholders of AIF will not be assessed any sales charges in connection with the Acquisition.


Alliance Greater China '97 Fund


Alliance Greater China '97 Fund is a non-diversified investment company that seeks long-term capital appreciation through investment, under normal circumstances, of at least 80% of its net assets in equity securities issued by Greater China companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund expects to invest a significant portion, which may be greater than 50%, of its assets in equity securities of Hong Kong companies and may invest, from time to time, all of its assets in Hong Kong companies or companies of either of the other Greater China countries.


Alliance believes that over the long term conditions are favorable for expanding economic growth in all three Greater China countries. It is this potential which the Fund hopes to take advantage of by investing both in established and new and emerging Greater China companies. Appendix A has additional information about the Greater China countries.

In addition to investing in equity securities of Greater China companies, the Fund may invest up to 20% of its total assets in (i) debt securities issued or guaranteed by Greater China companies or by Greater China governments, their agencies or instrumentalities and (ii) equity or debt securities issued by issuers other than Greater China companies. The Fund will invest only in investment grade securities. The Fund will normally sell a security that is downgraded below investment grade or is determined by Alliance to have undergone a similar credit quality deterioration.

The Fund also may:

o     invest up to 25% of its net assets in convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 20% of its net assets in loans and other direct debt securities;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

All or some of the policies and practices listed above may not be available to the Fund in the Greater China countries and the Fund will utilize these policies only to the extent permissible.

The Fund's investments in Greater China companies will be significantly more volatile and may differ significantly from the overall U.S. market. Your investment also has the risk that market changes or other events affecting the Greater China countries may have a more significant effect on the Fund's net asset value. In addition, the Fund is "non-diversified," meaning that it invests more of its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance All-Asia Investment Fund


Alliance All-Asia Investment Fund's investment objective is long-term capital appreciation. The Fund invests at least 65% of its total assets in equity securities (for the purposes of this investment policy, rights, warrants, and options to purchase common stocks are not deemed to be equity securities), preferred stocks and equity-linked debt securities issued by Asian companies. The Fund may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities. The Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of Asian companies and Asian debt securities. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy may not be changed without 60 days' prior written notice to shareholders. The Fund may also invest in securities issued by non-Asian issuers. The Fund expects to invest, from time to time, a significant portion, which may be in excess of 50%, of its assets in equity securities of Japanese companies.


The Fund will invest in companies believed to possess rapid growth potential. Thus, the Fund will invest in smaller, emerging companies, but will also invest in larger, more established companies in such growing economic sectors as capital goods, telecommunications, and consumer services.

The Fund will invest primarily in investment grade debt securities, but may maintain not more than 5% of its net assets in lower-rated securities, lower-rated loans, and other lower-rated direct debt instruments. The Fund will not retain a security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Fund also may:

o     invest up to 25% of its net assets in convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 25% of its net assets in loans and other direct debt instruments;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

The Fund's investments in Asian and Pacific region countries will be significantly more volatile and may differ significantly from the overall U.S. market. To the extent the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in debt securities have interest rate and credit risk.

The Korean Investment Fund


The Korean Investment Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of Korean companies. The Fund normally invests at least 80% of its net assets in securities of Korean issuers. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. As a matter of fundamental policy, the Fund normally invests at least 65% of its total assets in equity securities of Korean companies. The Fund invests in Korean companies that, in the opinion of Alliance, possess the potential for growth, including established companies in industry sectors such as telecommunications, electronics and consumer products. While investment in large companies is emphasized, on occasion the Fund may invest in smaller companies believed by Alliance to have growth potential. In particular, the Fund invests in securities of Korean companies that Alliance believes are likely to benefit from the emergence of new markets for their products.


A small number of companies and industries in Korea represents a large portion of the Korean securities market, which is relatively small compared to the U.S. market. Korean conglomerates have had a dominant position in the Korean economy since the Korean War. By 1995, the top 30 conglomerates produced approximately 16% of Korea's GDP and accounted for approximately 41% of manufacturing value added and 50% of exports. Of the top 30 conglomerates, the top four groups produced approximately 9% of GDP. Nevertheless, the largest conglomerates are relatively small by Japanese and U.S. standards. Although still dominant in Korea's economy, most of the conglomerates have had severe liquidity problems in the past several years and many, including the second largest, have become insolvent. Korea's economy is heavily dependent upon international trade. Korea's export growth is due largely to three factors: (i) increased trade with the former Soviet Union and China, and the developing countries of Southeast Asia and Latin America; (ii) a high degree of competitiveness with Japan in third markets, and (iii) a steady extension of the range of manufactured products for exports, with particular strengths in memory chips and automobiles. Because Korea has no onshore oil or natural gas and none has been found offshore, Korea must rely heavily on imported energy. Korea has few natural resources and must import timber, industrial metals and capital goods, making its exports vulnerable to fluctuations in exchange rates and prices for commodities.


The Fund also may invest up to 35% of its total assets in debt securities, including U.S. Dollar or Won-denominated debt securities issued by Korean companies. The Fund also may invest in debt securities issued by the Korean government or in U.S. Government securities. The Fund may invest in debt securities rated BBB or higher by S&P or Baa or higher by Moody's or, if unrated, of equivalent credit quality as determined by Alliance. The Fund expects that it will not retain a debt security, which is downgraded below BBB or Baa or, if unrated, determined by Alliance to have undergone similar credit quality deterioration.

The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o purchase and sell forward contracts, including forward foreign currency exchange contracts;

o     enter into forward commitments;

o enter into futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and futures contracts based on stock indices, and purchase and write options on futures contracts;

o purchase or sell listed or unlisted foreign currency options, foreign currency futures and related options on foreign currency futures;

o write covered put and call options and purchase put and call options on securities in which it may invest;

o     write call options for cross-hedging purposes;

o     enter into standby commitment agreements;

o make short sales of securities or maintain a short position, in each case only if against the box;

o     invest up to 15% of its net assets in illiquid securities;

o     enter into repurchase agreements; and

o make secured loans of portfolio securities of up to 30% of its total assets.

All or some of the policies and practices listed above may not be available to the Fund under United States or Korean law and the Fund will utilize these policies only to the extent permissible.

DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES

This section describes the Funds' investment practices and associated risks. Unless otherwise noted, a Fund's use of any of these practices was specified in the previous section.

Asset-Backed Securities. Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools of leases, retail installment loans, revolving credit receivables, and other payment obligations, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities as determined by Alliance may share some or all of the risks of non-convertible debt securities with those ratings.

Currency Swaps. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

Depositary Receipts and Securities of Supranational Entities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

Equity-Linked Debt Securities. Equity-linked debt securities are securities on which the issuer is obligated to pay interest and/or principal that is linked to the performance of a specified index of equity securities. The interest or principal payments may be significantly greater or less than payment obligations for other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by a Fund. As with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. A Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but a Fund may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments enables a Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis to obtain the benefit of currently higher cash yields. If, however, Alliance were to forecast incorrectly the direction of interest rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. No forward commitments will be made by Alliance Health Care Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International

Premier Growth Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund or The Korean Investment Fund if, as a result, the Fund's aggregate commitments under the transactions would be more than 30% of its total assets. In the event the other party to a forward commitment transaction were to default, a Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

Forward Contracts. A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

Forward Foreign Currency Exchange Contracts. A Fund may purchase or sell forward foreign currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

A Fund may enter into a forward foreign currency exchange contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). A Fund will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). A Fund will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, a Fund may, in the alternative, enter into a forward foreign currency exchange contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward foreign currency exchange contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such forward foreign currency exchange contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. Alliance New Europe Fund, Alliance Global Small Cap Fund and Alliance International Fund will not enter into a forward foreign currency exchange contract with a term of more than one year or if, as a result, more than 50% of its total assets would be committed to such contracts. Alliance New Europe Fund's, Alliance Global Small Cap Fund's, Alliance International Fund's and The Korean Investment Fund's investments in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Alliance Growth Fund also may purchase and sell foreign currency on a spot basis.


Illiquid Securities. The Funds will limit their investments in illiquid securities to no more than 15% of their net assets, except that the limit is 10% for Alliance Health Care Fund, Alliance International Fund, Alliance Technology Fund, Alliance New Europe Fund, and Alliance Global Small Cap Fund and 5% for Alliance Mid-Cap Growth Fund and Alliance Growth Fund. Illiquid securities generally include: (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.


Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. Alliance will monitor the liquidity of a Fund's investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by a Fund.

A Fund that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which a Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities.

Interest Rate Transactions (Swaps, Caps, and Floors). Each Fund that may enter into interest rate transactions expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Funds do not intend to use these transactions in a speculative manner.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). With respect to Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, the exchange commitments can involve payments in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor.

A Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. A Fund will not enter into an interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party is rated in the highest rating category of at least one nationally recognized rating organization. Alliance will monitor the creditworthiness of counterparties on an ongoing basis. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they may be less liquid than swaps.

The use of interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Alliance were to incorrectly forecast market values, interest rates and other applicable factors, the investment performance of a Fund would be adversely affected by the use of these investment techniques. Moreover, even if Alliance is correct in its forecasts, there is a risk that the transaction position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate transactions that may be entered into by a Fund that is permitted to enter into such transactions. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

Loans and Other Direct Debt Instruments. Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other creditors. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation than debt securities. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand. Loans and other direct debt instruments are generally illiquid and may be transferred only through individually negotiated private transactions.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. Failure to receive scheduled interest or principal payments on these types of investments could adversely affect a Fund's net asset value and yield. Loans that are fully secured offer a Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Making loans to borrowers whose creditworthiness is poor may involve substantial risks and may be highly speculative.

Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of government issuers will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified on the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating a Fund to pay additional cash on demand. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Loans of Portfolio Securities. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund's investment risks. Each Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. A Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is for cross-hedging purposes if a Fund does not own the underlying security, and the position is designed to provide a hedge against a decline in value in another security that the Fund owns or has the right to acquire. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by a Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. A Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

Alliance Technology Fund and Alliance Global Small Cap Fund will not write a call option if the premium to be received by the Fund would not produce an annualized return of at least 15% of the then current market value of the securities subject to the option (without giving effect to commissions, stock transfer taxes and other expenses that are deducted from premium receipts).

All options written by The Korean Investment Fund must be "covered," and must remain "covered" as long as the Fund is obligated as a writer. The Korean Investment Fund may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance. Alliance has adopted procedures for monitoring the creditworthiness of such entities.

Options purchased or written by a Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Options on Currencies. As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, the

Fund may forfeit the entire amount of the premium plus related transaction costs. For Funds that may invest in options on currencies, see the Fund's SAI for further discussion of the use, risks, and costs of options on currencies.

Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

A Fund may purchase options on futures contracts written or purchased by a Fund that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.

No Fund will enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of its total assets, or in the case of Alliance International Premier Growth Fund 100% of its total assets. Alliance Premier Growth Fund, Alliance Growth and Income Fund, Alliance Quasar Fund and Alliance Balanced Shares may not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures. Alliance Premier Growth Fund, Alliance Growth and Income Fund, Alliance Quasar Fund and Alliance Balanced Shares may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

Rights and Warrants. A Fund will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date. The Korean Investment Fund may invest up to 20% of its total assets in rights and warrants.

Short Sales. A short sale is effected by selling a security that a Fund does not own, or, if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Alliance Worldwide Privatization Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and The Korean Investment Fund each may make short sales of securities or maintain short positions only for the purpose of deferring realization of gain or loss for U.S. federal income tax purposes, provided that at all times when a short position is open the Fund owns an equal amount of securities of the same issue as, and equal in amount to, the securities sold short. In addition, each of those Funds may not make a short sale if as a result more than 10% of the Fund's net assets would be held as collateral for short sales. The other Funds may utilize short selling in order to attempt both to protect their portfolios against the effects of potential downtrends in the securities markets and as a means of enhancing their overall performance. Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund may not make a short sale if as a result more than 25% of the Fund's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although a Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. Investments in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 25% with respect to Alliance New Europe Fund and 50% with respect to Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund of the Fund's assets at the time of making the commitment. The Korean Investment Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investments in standby commitments so that the aggregate purchase price of the securities subject to the commitments, together with the value of portfolio securities that are not readily marketable, will not exceed 25% of the Fund's assets at the time of making the commitment.

There is no guarantee that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund will bear the risk of capital loss in the event that the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Zero-Coupon and Payment-in-Kind Bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer to make current interest payments on the bonds in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. These bonds may involve greater credit risks than bonds paying interest currently. Although these bonds do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Future Developments. A Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

General. The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively. In addition, a Fund's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to a Fund for U.S. federal income tax purposes.

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position. For temporary defensive purposes, each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high-quality (depending on the Fund) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. For Funds that may invest in foreign countries, such securities also may include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While the Funds are investing for temporary defensive purposes, they may not meet their investment objectives.

ADDITIONAL RISK CONSIDERATIONS

Investment in certain of the Funds involves the special risk considerations described below. Certain of these risks may be heightened when investing in emerging markets.

Currency Considerations. Substantially all of the assets of Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance International Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and The Korean Investment Fund and a substantial portion of the assets of Alliance Global Small Cap Fund are invested in securities denominated in foreign currencies. The Funds receive a corresponding portion of their revenues in foreign currencies. Therefore, the dollar equivalent of their net assets, distributions, and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. If the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. Dollars to meet distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Fund may engage in currency hedging transactions, as described above, which involve certain special risks.

Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Fund whose investment portfolio includes foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.


Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary or indefinite restrictions on foreign capital remittances.


A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures that may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on a Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.


The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization or other confiscation, a Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Alliance International Fund, Alliance New Europe Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and The Korean Investment Fund may invest substantial amounts of their assets in United Kingdom issuers, Japanese issuers, Greater China and/or Korean issuers. Please refer to Appendix A for a discussion of risks associated with investments in these countries.


Investment in Privatized Enterprises by Alliance Worldwide Privatization Fund. In certain jurisdictions, the ability of foreign entities, such as the Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized. Furthermore, in the case of certain of the enterprises in which the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Most state enterprises or former state enterprises go through an internal reorganization of management prior to conducting an initial equity offering in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. After making an initial equity offering, enterprises that may have enjoyed preferential treatment from the respective state or government that owned or controlled them may no longer receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Investment in Smaller, Emerging Companies. The Funds may invest in smaller, emerging companies. Alliance New Europe Fund and Alliance Global Small Cap Fund will emphasize investment in, and Alliance All-Asia Investment Fund and Alliance Greater China '97 Fund may emphasize investment in, smaller, emerging companies. Investment in such companies involves greater risks than is customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel which have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.

U.S. and Foreign Taxes. A Fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

Fixed-Income Securities. The value of each Fund's shares will fluctuate with the value of its investments. The value of each Fund's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

Under normal market conditions, the average dollar-weighted maturity of a Fund's portfolio of debt or other fixed-income securities is expected to vary between five and 30 years in the case of Alliance All-Asia Investment Fund, and between one year or less and 30 years in the case of all other Funds that invest in such securities. In periods of increasing interest rates, each of the Funds may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Fund's portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P or Fitch, are subject to greater credit risk or loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Fund may experience difficulty in valuing the securities for the purpose of computing a Fund's net asset value. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Fund's securities than would be the case if a Fund did not invest in lower-rated securities.

In seeking to achieve a Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in a Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Fund.

Certain lower-rated securities may contain call or buy-back features that permit the issuers thereof to call or repurchase such securities. Such securities may present risks based on prepayment expectations. If an issuer exercises such a provision, a Fund may have to replace the called security with a lower-yielding security, resulting in a decreased rate of return to the Fund.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Investment Adviser


Each Fund's Adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of September 30, 2001 totaling more than $421 billion (of which more than $163 billion represented assets of investment companies). As of September 30, 2001, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 37 of the nation's FORTUNE 100 companies), for public employee retirement funds in 44 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 50 registered investment companies managed by Alliance, comprising 139 separate investment portfolios, currently have more than 7.1 million shareholder accounts.


Alliance provides investment advisory services and order placement facilities for the Funds. For these advisory services, the Funds paid Alliance as a percentage of average daily net assets:


                                           Fee as a percentage of      Fiscal
Fund                                      average daily net assets*  Year Ending
-----                                     ------------------------   -----------

Alliance Premier Growth Fund                        .93%              11/30/01
Alliance Health Care Fund                           .95                6/30/01
Alliance Growth Fund                                .71               10/31/01
Alliance Technology Fund                            .94               11/30/01
Alliance Quasar Fund                                .93                9/30/01
Alliance Mid-Cap Growth Fund                        .71               11/30/01
Alliance Growth and Income Fund**                   .60               10/31/01
Alliance Balanced Shares Fund                       .54                7/31/01
Alliance New Europe Fund                            .93                7/31/01
Alliance Worldwide Privatization Fund              1.00                6/30/01
Alliance International Premier Growth Fund         1.00               11/30/01
Alliance Global Small Cap Fund                     1.00                7/31/01
Alliance International Fund                         .80                6/30/01
Alliance Greater China '97 Fund                   - 0 -                7/31/01
Alliance All-Asia Investment Fund                   .90               10/31/01
Korean Investment Fund***                          1.00                4/30/01
--------------------------------------------------------------------------------

* Fees are stated net of any waivers and/or reimbursements. See the "Fee Table" at the beginning of the Prospectus for more information about fee waivers.
**    Reflects the increase in the advisory fee effective December 7, 2000.
***   Reflects the increase in the advisory fee effective August 3, 2001.

In connection with providing advisory services to Alliance Greater China '97 Fund, Alliance has, at its expense, retained as a consultant New Alliance, a joint venture company headquartered in Hong Kong, which was formed in 1997 by Alliance and Sun Hung Kai Properties Limited. New Alliance provides Alliance with ongoing, current, and comprehensive information and analysis of conditions and developments in Greater China countries.

Portfolio Managers

The following table lists the person or persons who are primarily responsible for the day-to-day management of each Fund's portfolio, the length of time that each person has been primarily responsible for the Fund, and each person's principal occupation during the past five years.

                                                       Principal Occupation
                                                       During the Past
Fund                    Employee; Year; Title          Five (5) Years
--------------------------------------------------------------------------------
Alliance Premier        Alfred Harrison; since         *
Growth Fund             inception--Vice Chairman
                        of Alliance Capital
                        Management Corporation
                        (ACMC)**

Alliance Health Care    Norman Fidel; since inception  *
Fund                    --Senior Vice President
                        of ACMC

Alliance Growth         Jane Mack Gould; since 2000    *
Fund                    --Senior Vice President
                        of ACMC

                        Alan Levi; since 2000--        *
                        Senior Vice President of ACMC


Alliance Technology     Gerald T. Malone; since 1992   *
Fund                    --Senior Vice President
                        of ACMC

Alliance Quasar         Bruce Aronow; since 1999       Associated with
Fund                    --Senior Vice President        Alliance since 1999;
                        of ACMC                        prior thereto, Vice
                                                       President at Invesco
                                                       since 1998, prior
                                                       thereto, Vice President
                                                       at LGT Asset Management
                                                       since prior to 1997.

                                                       Principal Occupation
                                                       During the Past
Fund                    Employee; Year; Title          Five (5) Years
--------------------------------------------------------------------------------

Alliance Mid-Cap        John L. Blundin; since 2001    *
Growth Fund             --Executive Vice
                        President of ACMC


                        Alan Levi; since 2001          *
                        --(see above)

Alliance Growth and     Paul Rissman; since 1994       *
Income Fund             --Senior Vice President
                        of ACMC

Alliance Balanced       Paul Rissman; since 1997       *
Shares                  --(see above)


Alliance New            Stephen Beinhacker; since 1997  *
Europe Fund             --Senior Vice President
                        of ACMC


Alliance Worldwide      Mark H. Breedon; since         *
Privatization Fund      inception--Vice President
                        of ACMC and Director and
                        Senior Vice President of
                        Alliance Capital Limited***


Alliance International  Guru M. Baliga; since 2001     Associated with
Premier Growth          --Senior Vice President        Alliance since 1998;
Fund                    of ACMC                        prior thereto, senior
                                                       portfolio manager and
                                                       head of the research
                                                       based large cap growth
                                                       team at American Express
                                                       Financial Corporation
                                                       since prior to 1997.


Alliance Global         Bruce Aronow; since 1999       (see above)
Small Cap Fund          --(see above)

                        Mark H. Breedon; since 1998    *
                        --(see above)

Alliance                Edward Baker III;              *
International Fund      since 2000
                        --Senior Vice President
                        of ACMC

Alliance Greater        Matthew W.S. Lee; since 1997   Associated with
China '97 Fund          --Vice President of ACMC       Alliance since 1997;
                                                       prior thereto,
                                                       associated with
                                                       National Mutual Funds
                                                       Management (Asia) and
                                                       James Capel and Co.

Alliance All-Asia       Hiroshi Motoki; since 1998     *
Investment Fund         --Senior Vice President
                        of ACMC and director of
                        Japanese/Asian Equity
                        research


                        Manish Singhai; since 2000     Associated with
                        --Vice President of ACMC       Alliance since 1998;
                                                       prior thereto, associated
                                                       with Caspian Securities
                                                       Ltd. as head of Asian
                                                       technology research.


The Korean              Edward Baker III; since 1996   *
Investment Fund         --(see above)


                        Sun Hee Oh; since 1999         Associated with
                        --Vice President of ACMC       Alliance since 2000;
                                                       prior thereto, associated
                                                       with Orion Asset
                                                       Management Co., Ltd.
                                                       since prior to 1997.

--------------------------------------------------------------------------------
  * Unless indicated otherwise, persons associated with Alliance have been employed in a substantially similar capacity to their current position.
 **   The sole general partner of Alliance.
***   An indirect wholly-owned subsidiary of Alliance.

Performance of Similarly Managed Portfolios. In addition to managing the assets of Alliance Premier Growth Fund, Mr. Harrison has ultimate responsibility for the management of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those for Alliance Premier Growth Fund, except for the ability of Alliance Premier Growth Fund to use futures and options as hedging tools and to invest in warrants. The Historical Portfolios also are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which Alliance Premier Growth Fund, as a registered investment company, is subject and which, if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios.


Set forth below is performance data provided by Alliance relating to the Historical Portfolios for the period during which Mr. Harrison has managed the Historical Portfolios as an employee of Alliance. As of December 31, 2001, the assets in the Historical Portfolios totaled approximately $6.9 billion and the average size of an institutional account in the Historical Portfolio was approximately $225 million. Each Historical Portfolio has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to those accounts, calculated on a quarterly basis. Alliance has prepared and presented this data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS"). AIMR has not been involved with the preparation of this data. The data has not been adjusted to reflect any fees that will be payable by Alliance Premier Growth Fund, which are higher than the fees imposed on the Historical Portfolio and will result in a higher expense ratio and lower returns for Alliance Premier Growth Fund. Expenses associated with the distribution of Class A, Class B, and Class C shares of Alliance Premier Growth Fund in accordance with the plan adopted by Alliance Premier Growth Fund's Board of Directors under Commission Rule 12b-1 are also excluded. The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.


Alliance has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all portfolios has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.

As reflected below, the Historical Portfolios have over time performed favorably when compared with the performance of recognized performance indices. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Russell 1000 universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Growth Index is, accordingly, designed to include those Russell 1000 securities with a greater-than-average growth orientation. In contrast with the securities in the Russell Price-Driven Indices, companies in the Growth Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yield and higher forecasted growth values.

To the extent Alliance Premier Growth Fund does not invest in U.S. common stocks or utilizes investment techniques such as futures or options, the S&P 500 Index and Russell 1000 Growth Index may not be substantially comparable to Alliance Premier Growth Fund. The S&P 500 Index and Russell 1000 Growth Index are included to illustrate material economic and market factors that existed during the time period shown. The S&P 500 Index and Russell 1000 Growth Index do not reflect the deduction of any fees. If Alliance Premier Growth Fund were to purchase a portfolio of securities substantially identical to the securities comprising the S&P 500 Index or the Russell 1000 Growth Index, Alliance Premier Growth Fund's performance relative to the index would be reduced by Alliance Premier Growth Fund's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on Alliance Premier Growth Fund's shareholders of sales charges and income taxes.


The following performance data is provided solely to illustrate Mr. Harrison's performance in managing the Historical Portfolios and the Alliance Premier Growth Fund as measured against certain broad based market indices. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of Alliance Premier Growth Fund. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.



Schedule of Composite Investment Performance--Historical Portfolios*


              Premier     Premier                                     Russell
              Growth      Growth                                       1000
               Fund        Fund         Historical      S&P 500       Growth
             (Class A  (Class A with    Portfolios       Index         Index
              at NAV)   Sales Load)   Total Return**  Total Return  Total Return

Year ended
December 31:
2001*** ..... (23.92)%    (27.17)%        (23.43)%      (11.88)%      (20.42)%
2000*** ..... (19.87)     (23.28)         (18.19)        (9.10)       (22.42)
1999*** .....  28.98       23.51           29.66         21.03         33.16
1998*** .....  49.31       42.97           52.16         28.60         38.71
1997*** .....  32.67       27.05           34.65         33.36         30.49
1996*** .....  24.14       18.84           22.06         22.96         23.12
1995*** .....  46.87       40.66           39.83         37.58         37.19
1994 ........  -5.80       (9.78)          (4.79)         1.32          2.66
1993 ........   9.98        5.35           10.54         10.08          2.90
1992 ........                 --           12.18          7.62          5.00
1991 ........                 --           38.91         30.47         41.16
1990 ........                 --           (1.57)        (3.10)        (0.26)
1989 ........                 --           38.80         31.69         35.92
1988 ........                 --           10.88         16.61         11.27
1987 ........                 --            8.49          5.25          5.31
1986 ........                 --           27.40         18.67         15.36
1985 ........                 --           37.41         31.73         32.85
1984 ........                 --           (3.31)         6.27          (.95)
1983 ........                 --           20.80         22.56         15.98
1982 ........                 --           28.02         21.55         20.46
1981 ........                 --           (1.09)        (4.92)       (11.31)
1980 ........                 --           50.73         32.50         39.57
1979 ........                 --           30.76         18.61         23.91
Cumulative
total return
for the period
January 1, 1979
to December 31,
2001 ........     --          --           3,806%         2445%         1933%
--------------------------------------------------------------------------------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion. Total returns for Alliance Premier Growth Fund are for Class A shares, with imposition of the maximum 4.25% sales charge and without the imposition of sales charges.
**    Net of all fees charged by Alliance.

*** During this period, the Historical Portfolios differed from Alliance Premier Growth Fund in that Alliance Premier Growth Fund invested a portion of its net assets in warrants on equity securities in which the Historical Portfolios were unable, by their investment restrictions, to purchase. In lieu of warrants, the Historical Portfolios acquired the common stock upon which the warrants were based.


The average annual total returns presented below are based upon the cumulative total return as of December 31, 2001 and, for more than one year, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.

AVERAGE ANNUAL TOTAL RETURNS


                Premier       Premier
                Growth        Growth                                    Russell
                 Fund          Fund                                      1000
               (Class A    (Class A with    Historical      S&P 500     Growth
                at NAV)     Sales Load)     Portfolios       Index       Index

One year....    (23.92)%      (27.17)%       (23.43)%       (11.88)%    (20.42)%
Three years.     (7.70)        (9.03)         (6.70)         (1.03)      (6.32)
Five years..      9.27          8.32          10.72          10.70        8.27
Ten years...     13.44*        12.92*         12.86          12.93       10.79
Since January 1,
1979 .......        --            --          17.28          15.11       13.99

--------------------------------------------------------------------------------
*     Since inception on 9/28/92.

The Funds' SAIs have more detailed information about Alliance and other Fund service providers.


Litigation.
On December 7, 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in federal district court in the District of New Jersey against Alliance and Alliance Premier Growth Fund ("Premier Growth Fund") alleging violation of the 1940 Act. On December 21, 2001, a complaint entitled Roy v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roy Complaint") was filed in federal district court in the Middle District of Florida, Tampa Division, against Alliance and Premier Growth Fund alleging violation of the 1940 Act. The principal allegations of the Benak Complaint and the Roy Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and, as a consequence thereof, the investment advisory fees paid to Alliance by the Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiffs alleged were caused by the alleged breach of the duty of loyalty. Plaintiffs in the Benak Complaint and the Roy Complaint seek recovery of fees paid by Premier Growth Fund to Alliance during the twelve months preceding the lawsuit. Alliance believes the plaintiffs' allegations are without merit and intends to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition.


--------------------------------------------------------------------------------
                          PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

HOW THE FUNDS VALUE THEIR SHARES

The Funds' net asset value or NAV is calculated at 4 p.m., Eastern time, each day the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Funds value their securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Funds' directors believe accurately reflect fair market value.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received in proper form by the Fund. Your purchase of Fund shares may be subject to an initial sales charge. Sales of Fund shares may be subject to a contingent deferred sales charge or CDSC. See Distribution Arrangements, for details.

HOW TO BUY SHARES

You may purchase a Fund's shares through broker-dealers, banks, or other financial intermediaries. You also may purchase shares directly from the Funds' principal underwriter, Alliance Fund Distributors, Inc., or AFD.

Minimum investment amounts are:

        --Initial:                                      $1,000
        --Subsequent:                                   $   50
        --Automatic Investment Program:                 $   25

If you are an existing Fund shareholder, you may purchase shares by electronic funds transfer in amounts not exceeding $500,000 if you have completed the appropriate section of the Subscription Application. Call 800-221-5672 to arrange a transfer from your bank account.

A Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

A Fund may refuse any order to purchase shares. In particular, the Funds reserve the right to restrict purchases of shares (including through exchanges) when they appear to evidence a pattern of frequent purchases and sales made in response to short-term considerations.

HOW TO EXCHANGE SHARES

You may exchange your Fund shares for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next determined NAV, without sales or service charges. Exchanges of Conversion Class A Shares of The Korean Investment Fund are subject to a temporary redemption fee, as described below. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Funds may change, suspend, or terminate the exchange service on 60 days' written notice.

HOW TO SELL SHARES

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the Exchange is open, either directly or through your financial intermediary. Conversion Class A Shares of The Korean Investment Fund are subject to a temporary redemption fee, as described below. Your sales price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). Redemption and exchanges of The Korean Investment Fund's Conversion Class A Shares are subject to a temporary redemption fee, payable to the Fund, equal to 2.0% of the net asset value of the shares redeemed or exchanged during the first 12 months following the Conversion.

o     Selling Shares Through Your Broker

Your broker must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC or for The Korean Investment Fund, temporary redemption fee. Your broker is responsible for submitting all necessary documentation to the Fund and may charge you for this service.

o     Selling Shares Directly to the Fund

By Mail:

   -- Send a signed letter of instruction or stock power, along with certificates, to:

                     Alliance Global Investor Services, Inc.
                                 P.O. Box 1520
                           Secaucus, N.J. 07906-1520
                                  800-221-5672

   -- For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, AGIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.

By Telephone:

   -- You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

   -- A telephone redemption request must be received by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

   -- If you have selected electronic funds transfer in your Shareholder
      Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

   -- Redemption requests by electronic funds transfer may not exceed
      $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

   -- Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

For federal income tax purposes, a Fund's distributions of net income (or short-term taxable gains) will be taxable to you as ordinary income. Distributions of long-term capital gains generally will be taxable to you as long-term capital gains. A Fund's distributions also may be subject to certain state and local taxes. Dividends and distributions are taxable whether you receive them in cash or shares, or reinvest a cash distribution in additional shares.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of a Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, each Fund will send its shareholders tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Share Classes. The Funds offer three classes of shares through this prospectus.

CLASS A SHARES--INITIAL SALES CHARGE ALTERNATIVE

You can purchase Class A shares at NAV with an initial sales charge as follows:

                                 Initial Sales Charge

                               As % of           As % of         Commission
                              Net Amount        Offering         to Dealer/
                              Invested           Price            Agent as
                                                                    % of
                                                                  Offering
Amount Purchased                                                    Price
--------------------------------------------------------------------------------
Up to $100,000                   4.44%            4.25%             4.00%
$100,000 up to $250,000          3.36             3.25              3.00
$250,000 up to $500,000          2.30             2.25              2.00
$500,000 up to $1,000,000        1.78             1.75              1.50

You pay no initial sales charge on purchases of Class A Shares in the amount of $1,000,000 or more, but may pay a 1% CDSC if you redeem your shares within 1 year. Alliance may pay the dealer or agent a fee of up to 1% of the dollar amount purchased. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges under a Fund's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans, Reinstatement Privilege and Sales at Net Asset Value Programs. Consult the Subscription Application and a Fund's SAI for additional information about these options.

CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE

You can purchase Class B Shares at NAV without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a CDSC if you redeem shares within 4 years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts are:

                  Years Since Purchase                CDSC

                  First                               4.0%
                  Second                              3.0%
                  Third                               2.0%
                  Fourth                              1.0%
                  Fifth                               None

If you exchange your shares for the Class B shares of another Alliance Mutual Fund, the CDSC also will apply to those Class B shares. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

The Fund's Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another Alliance Mutual Fund, the conversion period runs from the date of your original purchase.

CLASS C SHARES--ASSET-BASED SALES CHARGE ALTERNATIVE

You can purchase Class C shares at NAV without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another Alliance Mutual Fund, the 1% CDSC also will apply to those Class C shares. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

Class C shares do not convert to any other class of shares of the Fund.

Asset-based Sales Charge or Rule 12b-1 Fees. Each Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                                    Rule 12b-1 Fee (As a Percentage of
                                    Aggregate Average Daily Net Assets)

Class A                                              .30%*
Class B                                             1.00%
Class C                                             1.00%
--------------------------------------------------------------------------------
* The fee under the Rule 12b-1 Plan for the Class A shares of Alliance Growth Fund and Alliance Premier Growth Fund is .50% of the aggregate average daily net assets. The Directors of Alliance Growth Fund currently limit the payments to .30%. The Directors of Alliance Premier Growth Fund limit payments for Class A shares purchased after November 1993 to .30% of aggregate average daily net assets.


Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher distribution fees than Class A shares (Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. All or a portion of these fees may be paid to financial intermediaries.


Choosing a Class of Shares. The decision as to which class of shares is more beneficial to you depends on the amount and intended length of your investment. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider purchasing Class A shares. If you are making a smaller investment, you might consider purchasing Class B shares because 100% of your purchase is invested immediately. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial sales charge and no CDSC as long as the shares are held for one year or more. Dealers and agents may receive differing compensation for selling Class A, Class B, or Class C shares. There is no size limit on purchases of Class A shares. The maximum purchase of Class B shares is $250,000. The maximum purchase of Class C shares is $1,000,000.

You should consult your financial agent to assist in choosing a class of Fund shares.
Application of the CDSC. The CDSC is applied to the lesser of the original cost of shares being redeemed or NAV at the time of redemption (or, as to Fund shares acquired through an exchange, the cost of the Alliance Mutual Fund shares originally purchased for cash). Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The Fund may waive the CDSC on redemptions of shares following the death or disability of a shareholder, to meet the requirements of certain qualified retirement plans, or under a monthly, bimonthly, or quarterly systematic withdrawal plan. See the Fund's SAI for further information about CDSC waivers.

Other. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale, or exchange of Class A, Class B, or Class C shares made through your financial representative. The financial intermediaries also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by a Fund, including requirements as to the minimum initial and subsequent investment amounts.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. AGIS offers a variety of shareholder services. For more information about these services or your account, call AGIS's toll-free number, 800-221-5672. Some services are described in the attached Subscription Application. You also may request a shareholder's manual explaining all available services by calling 800-227-4618.

Employee Benefit Plans. Certain employee benefit plans, including employer-sponsored tax-qualified 401(k) plans and other defined contribution retirement plans ("Employee Benefit Plans"), may establish requirements as to the purchase, sale or exchange of shares, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus. Employee Benefit Plans also may not offer all classes of shares of the Funds. In order to enable participants investing through Employee Benefit Plans to purchase shares of the Funds, the maximum and minimum investment amounts may be different for shares purchased through Employee Benefit Plans from those described in this Prospectus. In addition, the Class A, Class B, and Class C CDSC may be waived for investments made through Employee Benefit Plans.

Householding. Many shareholders of the Alliance Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, all Alliance Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

                     (This page left intentionally blank.)

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information has been audited by PricewaterhouseCoopers LLP, the independent accountants for Alliance Mid-Cap Growth Fund, Alliance Growth Fund, Alliance Premier Growth Fund, Alliance Health Care Fund, Alliance International Premier Growth Fund, Alliance Balanced Shares, Alliance Worldwide Privatization Fund, and Alliance Growth and Income Fund, and by Ernst & Young LLP, the independent auditors for Alliance All-Asia Investment Fund, Alliance Technology Fund, Alliance Quasar Fund, Alliance International Fund, Alliance New Europe Fund, Alliance Global Small Cap Fund and Alliance Greater China '97 Fund, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which is available upon request.

The financial highlights table for The Korean Investment Fund, which was converted to an open-end fund on the Conversion Date, December 3, 2001, shows the Fund's financial history for the past 5 years. Shares of the Closed-end
Fund outstanding on the Conversion Date were designated Class A Shares of the Fund. Certain information reflects financial results for a single share of the Fund while it was operated as a closed-end fund. The information presented below does not reflect certain increased expenses for the Class A shares of the Fund that commenced on the Conversion Date. The Fund's Class A shares are expected to have higher total expenses than those of the Fund's shares while it was operated as a closed-end fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants, whose reports, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. Financial statements and financial highlights for the Fund's Class A, Class B and Class C shares will be included in the Fund's annual and semi-annual reports after the Fund has completed its first annual or semi-annual period as an open-end fund.

                                                Income from Investment Operations             Less Dividends and Distributions
                                           -------------------------------------------  --------------------------------------------
                                                             Net Gains
                                Net Asset                   or Losses on                Dividends   Distributions
                                 Value,                      Securities     Total from   from Net   in Excess of    Distributions
                                Beginning  Net Investment  (both realized   Investment  Investment  Net Investment      from
  Fiscal Year or Period         of Period   Income (Loss)  and unrealized)  Operations    Income       Income       Capital Gains
  ---------------------        ----------- --------------  ---------------  ----------  ----------  --------------  -------------
Alliance Premier Growth Fund
   Class A
   Year ended 11/30/01 .....   $ 29.51     $ (.19)(b)        $ (6.43)        $ (6.62)      $0.00        $0.00           $(2.38)
   Year ended 11/30/00 .....     35.82       (.26)(b)          (3.69)          (3.95)       0.00         0.00            (2.36)
   Year ended 11/30/99 .....     27.50       (.28)(b)           9.21            8.93        0.00         0.00             (.61)
   Year ended 11/30/98 .....     22.00       (.15)(b)           7.11            6.96        0.00         0.00            (1.46)
   Year ended 11/30/97 .....     17.98       (.10)(b)           5.20            5.10        0.00         0.00            (1.08)
   Class B
   Year ended 11/30/01 .....   $ 27.76     $ (.35)(b)        $ (5.98)        $ (6.33)      $0.00        $0.00           $(2.38)
   Year ended 11/30/00 .....     34.05       (.48)(b)          (3.45)          (3.93)       0.00         0.00            (2.36)
   Year ended 11/30/99 .....     26.33       (.48)(b)           8.81            8.33        0.00         0.00             (.61)
   Year ended 11/30/98 .....     21.26       (.30)(b)           6.83            6.53        0.00         0.00            (1.46)
   Year ended 11/30/97 .....     17.52       (.23)(b)           5.05            4.82        0.00         0.00            (1.08)
   Class C
   Year ended 11/30/01 .....   $ 27.80     $ (.35)(b)        $ (5.99)        $ (6.34)      $0.00        $0.00           $(2.38)
   Year ended 11/30/00 .....     34.09       (.48)(b)          (3.45)          (3.93)       0.00         0.00            (2.36)
   Year ended 11/30/99 .....     26.36       (.49)(b)           8.83            8.34        0.00         0.00             (.61)
   Year ended 11/30/98 .....     21.29       (.31)(b)           6.84            6.53        0.00         0.00            (1.46)
   Year ended 11/30/97 .....     17.54       (.24)(b)           5.07            4.83        0.00         0.00            (1.08)

Alliance Health Care Fund
   Class A
   Year ended 6/30/01 ......   $ 12.40     $ (.11)(b)        $ (1.00)        $ (1.11)      $0.00        $0.00           $ (.08)
   8/27/99++ to 6/30/00 ....     10.00       (.06)(b)(c)        2.46            2.40        0.00         0.00             0.00
   Class B
   Year ended 6/30/01 ......   $ 12.33     $ (.19)(b)        $ (1.00)        $ (1.19)      $0.00        $0.00           $ (.08)
   8/27/99++ to 6/30/00 ....     10.00       (.13)(b)(c)        2.46            2.33        0.00         0.00             0.00
   Class C
   Year ended 6/30/01 ......   $ 12.33     $ (.19)(b)        $ (1.00)        $ (1.19)      $0.00        $0.00           $ (.08)
   8/27/99++ to 6/30/00 ....     10.00       (.12)(b)(c)        2.45            2.33        0.00         0.00             0.00

Alliance Growth Fund
   Class A
   Year ended 10/31/01 .....   $ 52.42     $ (.22)(b)        $(19.10)        $(19.32)      $0.00        $0.00           $(5.70)
   Year ended 10/31/00 .....     56.32       (.17)(b)           3.71            3.54        0.00         0.00            (7.44)
   Year ended 10/31/99 .....     47.17       (.15)(b)          13.01           12.86        0.00         0.00            (3.71)
   Year ended 10/31/98 .....     43.95       (.05)(b)           6.18            6.13        0.00         0.00            (2.91)
   Year ended 10/31/97 .....     34.91       (.10)(b)          10.17           10.07        0.00         0.00            (1.03)
   Class B
   Year ended 10/31/01 .....   $ 39.49     $ (.34)(b)        $(13.89)        $(14.23)      $0.00        $0.00           $(5.70)
   Year ended 10/31/00 .....     44.40       (.43)(b)           2.96            2.53        0.00         0.00            (7.44)
   Year ended 10/31/99 .....     38.15       (.42)(b)          10.38            9.96        0.00         0.00            (3.71)
   Year ended 10/31/98 .....     36.31       (.31)(b)           5.06            4.75        0.00         0.00            (2.91)
   Year ended 10/31/97 .....     29.21       (.31)(b)           8.44            8.13        0.00         0.00            (1.03)
   Class C
   Year ended 10/31/01 .....   $ 39.52     $ (.34)(b)        $(13.90)        $(14.24)      $0.00        $0.00           $(5.70)
   Year ended 10/31/00 .....     44.42       (.43)(b)           2.97            2.54        0.00         0.00            (7.44)
   Year ended 10/31/99 .....     38.17       (.42)(b)          10.38            9.96        0.00         0.00            (3.71)
   Year ended 10/31/98 .....     36.33       (.31)(b)           5.06            4.75        0.00         0.00            (2.91)
   Year ended 10/31/97 .....     29.22       (.31)(b)           8.45            8.14        0.00         0.00            (1.03)

Alliance Technology Fund
   Class A
   Year ended 11/30/01 .....   $ 95.32     $ (.82)(b)        $(21.17)        $(21.99)      $0.00        $0.00           $(5.86)
   Year ended 11/30/00 .....    111.46      (1.35)(b)         (10.75)         (12.10)       0.00         0.00            (4.04)
   Year ended 11/30/99 .....     68.60       (.99)(b)          49.02           48.03        0.00         0.00            (5.17)
   Year ended 11/30/98 .....     54.44       (.68)(b)          15.42           14.74        0.00         0.00             (.58)
   Year ended 11/30/97 .....     51.15       (.51)(b)           4.22            3.71        0.00         0.00             (.42)
   Class B
   Year ended 11/30/01 .....   $ 89.59     $(1.28)(b)        $(19.76)        $(21.04)      $0.00        $0.00           $(5.86)
   Year ended 11/30/00 .....    105.73      (2.17)(b)          (9.93)         (12.10)       0.00         0.00            (4.04)
   Year ended 11/30/99 .....     65.75      (1.54)(b)          46.69           45.15        0.00         0.00            (5.17)
   Year ended 11/30/98 .....     52.58      (1.08)(b)          14.83           13.75        0.00         0.00             (.58)
   Year ended 11/30/97 .....     49.76       (.88)(b)           4.12            3.24        0.00         0.00             (.42)
   Class C
   Year ended 11/30/01 .....   $ 89.55     $(1.28)(b)        $(19.74)        $(21.02)      $0.00        $0.00           $(5.86)
   Year ended 11/30/00 .....    105.69      (2.19)(b)          (9.91)         (12.10)       0.00         0.00            (4.04)
   Year ended 11/30/99 .....     65.74      (1.57)(b)          46.69           45.12        0.00         0.00            (5.17)
   Year ended 11/30/98 .....     52.57      (1.08)(b)          14.83           13.75        0.00         0.00             (.58)
   Year ended 11/30/97 .....     49.76       (.88)(b)           4.11            3.23        0.00         0.00             (.42)

                                    Less
                                  Dividends
                                     and           Less
                                Distributions  Distributions
                                -------------  -------------
                                                   Total      Net Asset
                                Distributions    Dividends     Value,
                                in Excess of        and        End of      Total
  Fiscal Year or Period         Capital Gains  Distributions   Period    Return (a)
  ---------------------        --------------  -------------  ---------  ----------
Alliance Premier Growth Fund
   Class A
   Year ended 11/30/01 .....      $(.27)        $(2.65)       $ 20.24     (24.90)%
   Year ended 11/30/00 .....       0.00          (2.36)         29.51     (11.91)
   Year ended 11/30/99 .....       0.00           (.61)         35.82      33.13
   Year ended 11/30/98 .....       0.00          (1.46)         27.50      33.94
   Year ended 11/30/97 .....       0.00          (1.08)         22.00      30.46
   Class B
   Year ended 11/30/01 .....      $(.27)        $(2.65)       $ 18.78     (25.48)%
   Year ended 11/30/00 .....       0.00          (2.36)         27.76     (12.51)
   Year ended 11/30/99 .....       0.00           (.61)         34.05      32.30
   Year ended 11/30/98 .....       0.00          (1.46)         26.33      33.04
   Year ended 11/30/97 .....       0.00          (1.08)         21.26      29.62
   Class C
   Year ended 11/30/01 .....      $(.27)        $(2.65)       $ 18.81     (25.48)%
   Year ended 11/30/00 .....       0.00          (2.36)         27.80     (12.49)
   Year ended 11/30/99 .....       0.00           (.61)         34.09      32.31
   Year ended 11/30/98 .....       0.00          (1.46)         26.36      32.99
   Year ended 11/30/97 .....       0.00          (1.08)         21.29      29.64

Alliance Health Care Fund
   Class A
   Year ended 6/30/01 ......      $(.01)        $ (.09)       $ 11.20      (9.10)%
   8/27/99++ to 6/30/00 ....       0.00           0.00          12.40      24.00
   Class B
   Year ended 6/30/01 ......      $(.01)        $ (.09)       $ 11.05      (9.81)%
   8/27/99++ to 6/30/00 ....       0.00           0.00          12.33      23.30
   Class C
   Year ended 6/30/01 ......      $(.01)        $ (.09)       $ 11.05      (9.81)%
   8/27/99++ to 6/30/00 ....       0.00           0.00          12.33      23.30

Alliance Growth Fund
   Class A
   Year ended 10/31/01 .....      $0.00         $(5.70)       $ 27.40     (40.50)%
   Year ended 10/31/00 .....       0.00          (7.44)         52.42       5.96
   Year ended 10/31/99 .....       0.00          (3.71)         56.32      28.69
   Year ended 10/31/98 .....       0.00          (2.91)         47.17      14.56
   Year ended 10/31/97 .....       0.00          (1.03)         43.95      29.54
   Class B
   Year ended 10/31/01 .....      $0.00         $(5.70)       $ 19.56     (40.93)%
   Year ended 10/31/00 .....       0.00          (7.44)         39.49       5.18
   Year ended 10/31/99 .....       0.00          (3.71)         44.40      27.79
   Year ended 10/31/98 .....       0.00          (2.91)         38.15      13.78
   Year ended 10/31/97 .....       0.00          (1.03)         36.31      28.64
   Class C
   Year ended 10/31/01 .....      $0.00         $(5.70)       $ 19.58     (40.92)%
   Year ended 10/31/00 .....       0.00          (7.44)         39.52       5.20
   Year ended 10/31/99 .....       0.00          (3.71)         44.42      27.78
   Year ended 10/31/98 .....       0.00          (2.91)         38.17      13.76
   Year ended 10/31/97 .....       0.00          (1.03)         36.33      28.66

Alliance Technology Fund
   Class A
   Year ended 11/30/01 .....      $(.42)        $(6.28)       $ 67.05     (24.90)%
   Year ended 11/30/00 .....       0.00          (4.04)         95.32     (11.48)
   Year ended 11/30/99 .....       0.00          (5.17)        111.46      74.67
   Year ended 11/30/98 .....       0.00           (.58)         68.60      27.36
   Year ended 11/30/97 .....       0.00           (.42)         54.44       7.32
   Class B
   Year ended 11/30/01 .....      $(.42)        $(6.28)       $ 62.27     (25.46)%
   Year ended 11/30/00 .....       0.00          (4.04)         89.59     (12.12)
   Year ended 11/30/99 .....       0.00          (5.17)        105.73      73.44
   Year ended 11/30/98 .....       0.00           (.58)         65.75      26.44
   Year ended 11/30/97 .....       0.00           (.42)         52.58       6.57
   Class C
   Year ended 11/30/01 .....      $(.42)        $(6.28)       $ 62.25     (25.45)%
   Year ended 11/30/00 .....       0.00          (4.04)         89.55     (12.13)
   Year ended 11/30/99 .....       0.00          (5.17)        105.69      73.40
   Year ended 11/30/98 .....       0.00           (.58)         65.74      26.44
   Year ended 11/30/97 .....       0.00           (.42)         52.57       6.55

                                                    Ratios/Supplemental Data
                                 --------------------------------------------------------------
                                                    Ratio of     Ratio of Net
                                   Net Assets,      Expenses     Income (Loss)
                                  End of Period    to Average     to Average       Portfolio
  Fiscal Year or Period          (000's omitted)   Net Assets     Net Assets     Turnover Rate
  ---------------------          ---------------   -----------   -------------   -------------
Alliance Premier Growth Fund
   Class A
   Year ended 11/30/01 .....       $3,556,040         1.53%          (.83)%          135%
   Year ended 11/30/00 .....        4,816,701         1.44           (.71)           125
   Year ended 11/30/99 .....        4,285,490         1.50           (.85)            75
   Year ended 11/30/98 .....        1,418,262         1.59(f)        (.59)            82
   Year ended 11/30/97 .....          373,099         1.57           (.52)            76
   Class B
   Year ended 11/30/01 .....       $5,774,836         2.25%         (1.59)%          135%
   Year ended 11/30/00 .....        8,797,132         2.13          (1.40)           125
   Year ended 11/30/99 .....        8,161,471         2.18          (1.53)            75
   Year ended 11/30/98 .....        2,799,288         2.28(f)       (1.27)            82
   Year ended 11/30/97 .....          858,449         2.25          (1.20)            76
   Class C
   Year ended 11/30/01 .....       $2,173,671         2.26%         (1.59)%          135%
   Year ended 11/30/00 .....        3,361,307         2.13          (1.40)           125
   Year ended 11/30/99 .....        2,965,440         2.18          (1.53)            75
   Year ended 11/30/98 .....          862,193         2.28(f)       (1.30)            82
   Year ended 11/30/97 .....          177,923         2.24          (1.22)            76

Alliance Health Care Fund
   Class A
   Year ended 6/30/01 ......       $   76,827         1.73%          (.90)%            8%
   8/27/99++ to 6/30/00 ....           55,412         1.92*(d)       (.67)*(c)        26
   Class B
   Year ended 6/30/01 ......       $  203,620         2.46%         (1.63)%            8%
   8/27/99++ to 6/30/00 ....          144,659         2.64*(d)      (1.40)*(c)        26
   Class C
   Year ended 6/30/01 ......       $   57,405         2.44%         (1.60)%            8%
   8/27/99++ to 6/30/00 ....           44,582         2.63*(d)      (1.38)*(c)        26

Alliance Growth Fund
   Class A
   Year ended 10/31/01 .....       $  874,604         1.28%          (.61)%          115%
   Year ended 10/31/00 .....        1,656,689         1.14           (.30)            58
   Year ended 10/31/99 .....        1,441,962         1.18           (.28)            62
   Year ended 10/31/98 .....        1,008,093         1.22(f)        (.11)            61
   Year ended 10/31/97 .....          783,110         1.26(f)        (.25)            48
   Class B
   Year ended 10/31/01 .....       $2,233,260         2.00%         (1.31)%          115%
   Year ended 10/31/00 .....        5,042,755         1.86          (1.02)            58
   Year ended 10/31/99 .....        5,265,153         1.90          (1.00)            62
   Year ended 10/31/98 .....        4,230,756         1.94(f)        (.83)            61
   Year ended 10/31/97 .....        3,578,806         1.96(f)        (.94)            48
   Class C
   Year ended 10/31/01 .....       $  419,382         1.98%         (1.29)%          115%
   Year ended 10/31/00 .....          959,043         1.85          (1.02)            58
   Year ended 10/31/99 .....          923,483         1.90          (1.00)            62
   Year ended 10/31/98 .....          718,688         1.93(f)        (.83)            61
   Year ended 10/31/97 .....          599,449         1.97(f)        (.95)            48

Alliance Technology Fund
   Class A
   Year ended 11/30/01 .....       $1,926,473         1.58%         (1.08)%           55%
   Year ended 11/30/00 .....        2,650,904         1.50           (.98)            46
   Year ended 11/30/99 .....        2,167,060         1.68(f)       (1.11)            54
   Year ended 11/30/98 .....          824,636         1.66(f)       (1.13)            67
   Year ended 11/30/97 .....          624,716         1.67(f)        (.97)            51
   Class B
   Year ended 11/30/01 .....       $3,092,947         2.31%         (1.80)%           55%
   Year ended 11/30/00 .....        4,701,567         2.20          (1.68)            46
   Year ended 11/30/99 .....        3,922,584         2.39(f)       (1.83)            54
   Year ended 11/30/98 .....        1,490,578         2.39(f)       (1.86)            67
   Year ended 11/30/97 .....        1,053,436         2.38(f)       (1.70)            51
   Class C
   Year ended 11/30/01 .....       $  835,406         2.30%         (1.80)%           55%
   Year ended 11/30/00 .....        1,252,765         2.21          (1.69)            46
   Year ended 11/30/99 .....          907,707         2.41(f)       (1.85)            54
   Year ended 11/30/98 .....          271,320         2.40(f)       (1.87)            67
   Year ended 11/30/97 .....          184,194         2.38(f)       (1.70)            51

--------------------------------------------------------------------------------
Please refer to the footnotes on page 62 and 63.



                                     54 & 55

                                                Income from Investment Operations             Less Dividends and Distributions
                                           -------------------------------------------  --------------------------------------------
                                                             Net Gains
                                Net Asset                   or Losses on                Dividends   Distributions
                                 Value,                      Securities     Total from   from Net   in Excess of    Distributions
                                Beginning  Net Investment  (both realized   Investment  Investment  Net Investment      from
  Fiscal Year or Period         of Period   Income (Loss)  and unrealized)  Operations    Income       Income       Capital Gains
  ---------------------        ----------- --------------  ---------------  ----------  ----------  --------------  -------------
Alliance Quasar Fund
   Class A
   Year ended 9/30/01 .......... $30.76     $ (.35)(b)         $(11.46)      $(11.81)     $ 0.00       $ 0.00           $ (.72)
   Year ended 9/30/00 ..........  23.84       (.38)(b)            7.30          6.92        0.00         0.00             0.00
   Year ended 9/30/99 ..........  22.27       (.22)(b)            2.80          2.58        0.00         0.00            (1.01)
   Year ended 9/30/98 ..........  30.37       (.17)(b)           (6.70)        (6.87)       0.00         0.00            (1.23)
   Year ended 9/30/97 ..........  27.92       (.24)(b)            6.80          6.56        0.00         0.00            (4.11)
   Class B
   Year ended 9/30/01 .......... $27.30     $ (.45)(b)         $(10.04)      $(10.49)     $ 0.00       $ 0.00           $ (.72)
   Year ended 9/30/00 ..........  21.32       (.52)(b)            6.50          5.98        0.00         0.00             0.00
   Year ended 9/30/99 ..........  20.17       (.37)(b)            2.53          2.16        0.00         0.00            (1.01)
   Year ended 9/30/98 ..........  27.83       (.36)(b)           (6.07)        (6.43)       0.00         0.00            (1.23)
   Year ended 9/30/97 ..........  26.13       (.42)(b)            6.23          5.81        0.00         0.00            (4.11)
   Class C
   Year ended 9/30/01 .......... $27.32     $ (.45)(b)         $(10.04)      $(10.49)     $ 0.00       $ 0.00           $ (.72)
   Year ended 9/30/00 ..........  21.34       (.52)(b)            6.50          5.98        0.00         0.00             0.00
   Year ended 9/30/99 ..........  20.18       (.36)(b)            2.53          2.17        0.00         0.00            (1.01)
   Year ended 9/30/98 ..........  27.85       (.35)(b)           (6.09)        (6.44)       0.00         0.00            (1.23)
   Year ended 9/30/97 ..........  26.14       (.42)(b)            6.24          5.82        0.00         0.00            (4.11)

Alliance Mid-Cap Growth Fund
   Class A
   Year ended 11/30/01 ......... $ 5.83     $ (.04)(b)         $  (.71)      $  (.75)     $ 0.00       $ 0.00           $ (.29)
   Year ended 11/30/00 .........   7.55       (.04)(b)           (1.04)        (1.08)       0.00         0.00             (.64)
   Year ended 11/30/99 .........   5.97       (.03)(b)            2.00          1.97        0.00         0.00             (.39)
   Year ended 11/30/98 .........   8.70       (.02)(b)            (.54)         (.56)       0.00         0.00            (2.17)
   Year ended 11/30/97 .........   7.71       (.02)(b)            2.09          2.07        (.02)        0.00            (1.06)
   Class B
   Year ended 11/30/01 ......... $ 5.21     $ (.07)(b)         $  (.63)      $  (.70)     $ 0.00       $ 0.00           $ (.29)
   Year ended 11/30/00 .........   6.87       (.09)(b)            (.93)        (1.02)       0.00         0.00             (.64)
   Year ended 11/30/99 .........   5.51       (.07)(b)            1.82          1.75        0.00         0.00             (.39)
   Year ended 11/30/98 .........   8.25       (.07)(b)            (.50)         (.57)       0.00         0.00            (2.17)
   Year ended 11/30/97 .........   7.40       (.08)(b)            1.99          1.91        0.00         0.00            (1.06)
   Class C
   Year ended 11/30/01 ......... $ 5.20     $ (.07)(b)         $  (.63)      $  (.70)     $ 0.00       $ 0.00           $ (.29)
   Year ended 11/30/00 .........   6.86       (.09)(b)            (.93)        (1.02)       0.00         0.00             (.64)
   Year ended 11/30/99 .........   5.50       (.08)(b)            1.83          1.75        0.00         0.00             (.39)
   Year ended 11/30/98 .........   8.26       (.07)(b)            (.52)         (.59)       0.00         0.00            (2.17)
   Year ended 11/30/97 .........   7.41       (.08)(b)            1.99          1.91        0.00         0.00            (1.06)

Alliance Growth and Income Fund
   Class A
   Year ended 10/31/01 ......... $ 4.07     $  .02(b)          $  (.39)      $  (.37)     $ (.04)      $ 0.00           $ (.24)
   Year ended 10/31/00 .........   3.70        .04(b)              .54           .58        (.04)        0.00             (.17)
   Year ended 10/31/99 .........   3.44        .03(b)              .62           .65        (.03)        (.01)            (.35)
   Year ended 10/31/98 .........   3.48        .03(b)              .43           .46        (.04)        0.00             (.46)
   Year ended 10/31/97 .........   3.00        .04(b)              .87           .91        (.05)        0.00             (.38)
   Class B
   Year ended 10/31/01 ......... $ 4.02     $  .00(b)          $  (.39)      $  (.39)     $ (.02)      $ 0.00           $ (.24)
   Year ended 10/31/00 .........   3.66        .01(b)              .54           .55        (.02)        0.00             (.17)
   Year ended 10/31/99 .........   3.41        .00(b)              .62           .62        0.00         (.02)            (.35)
   Year ended 10/31/98 .........   3.45        .01(b)              .43           .44        (.02)        0.00             (.46)
   Year ended 10/31/97 .........   2.99        .02(b)              .85           .87        (.03)        0.00             (.38)
   Class C
   Year ended 10/31/01 ......... $ 4.02     $  .00(b)          $  (.39)      $  (.39)     $ (.02)      $ 0.00           $ (.24)
   Year ended 10/31/00 .........   3.66        .01(b)              .54           .55        (.02)        0.00             (.17)
   Year ended 10/31/99 .........   3.41        .00(b)              .62           .62        0.00         (.02)            (.35)
   Year ended 10/31/98 .........   3.45        .01(b)              .43           .44        (.02)        0.00             (.46)
   Year ended 10/31/97 .........   2.99        .02(b)              .85           .87        (.03)        0.00             (.38)

                                     Less
                                  Dividends
                                     and           Less
                                Distributions  Distributions
                                -------------  -------------
                                                   Total      Net Asset
                                Distributions    Dividends     Value,
                                in Excess of        and        End of      Total
  Fiscal Year or Period         Capital Gains  Distributions   Period    Return (a)
  ---------------------         -------------  -------------  ---------  ----------
Alliance Quasar Fund
   Class A
   Year ended 9/30/01 ..........   $(1.98)        $(2.70)      $16.25     (41.42)%
   Year ended 9/30/00 ..........     0.00           0.00        30.76      29.03
   Year ended 9/30/99 ..........     0.00          (1.01)       23.84      11.89
   Year ended 9/30/98 ..........     0.00          (1.23)       22.27     (23.45)
   Year ended 9/30/97 ..........     0.00          (4.11)       30.37      27.81
   Class B
   Year ended 9/30/01 ..........   $(1.98)        $(2.70)      $14.11     (41.88)%
   Year ended 9/30/00 ..........     0.00           0.00        27.30      28.05
   Year ended 9/30/99 ..........     0.00          (1.01)       21.32      11.01
   Year ended 9/30/98 ..........     0.00          (1.23)       20.17     (24.03)
   Year ended 9/30/97 ..........     0.00          (4.11)       27.83      26.70
   Class C
   Year ended 9/30/01 ..........   $(1.98)        $(2.70)      $14.13     (41.85)%
   Year ended 9/30/00 ..........     0.00           0.00        27.32      28.02
   Year ended 9/30/99 ..........     0.00          (1.01)       21.34      11.05
   Year ended 9/30/98 ..........     0.00          (1.23)       20.18     (24.05)
   Year ended 9/30/97 ..........     0.00          (4.11)       27.85      26.74

Alliance Mid-Cap Growth Fund
   Class A
   Year ended 11/30/01 .........   $ 0.00         $ (.29)      $ 4.79     (13.64)%
   Year ended 11/30/00 .........     0.00           (.64)        5.83     (15.73)
   Year ended 11/30/99 .........     0.00           (.39)        7.55      35.37
   Year ended 11/30/98 .........     0.00          (2.17)        5.97      (8.48)
   Year ended 11/30/97 .........     0.00          (1.08)        8.70      31.82
   Class B
   Year ended 11/30/01 .........   $ 0.00         $ (.29)      $ 4.22     (14.34)%
   Year ended 11/30/00 .........     0.00           (.64)        5.21     (16.48)
   Year ended 11/30/99 .........     0.00           (.39)        6.87      34.24
   Year ended 11/30/98 .........     0.00          (2.17)        5.51      (9.27)
   Year ended 11/30/97 .........     0.00          (1.06)        8.25      30.74
   Class C
   Year ended 11/30/01 .........   $ 0.00         $ (.29)      $ 4.21     (14.37)%
   Year ended 11/30/00 .........     0.00           (.64)        5.20     (16.51)
   Year ended 11/30/99 .........     0.00           (.39)        6.86      34.31
   Year ended 11/30/98 .........     0.00          (2.17)        5.50      (9.58)
   Year ended 11/30/97 .........     0.00          (1.06)        8.26      30.72

Alliance Growth and Income Fund
   Class A
   Year ended 10/31/01 .........   $ 0.00         $ (.28)      $ 3.42      (9.49)%
   Year ended 10/31/00 .........     0.00           (.21)        4.07      16.76
   Year ended 10/31/99 .........     0.00           (.39)        3.70      20.48
   Year ended 10/31/98 .........     0.00           (.50)        3.44      14.70
   Year ended 10/31/97 .........     0.00           (.43)        3.48      33.28
   Class B
   Year ended 10/31/01 .........   $ 0.00         $ (.26)      $ 3.37     (10.22)%
   Year ended 10/31/00 .........     0.00           (.19)        4.02      15.93
   Year ended 10/31/99 .........     0.00           (.37)        3.66      19.56
   Year ended 10/31/98 .........     0.00           (.48)        3.41      14.07
   Year ended 10/31/97 .........     0.00           (.41)        3.45      31.83
   Class C
   Year ended 10/31/01 .........   $ 0.00         $ (.26)      $ 3.37     (10.23)%
   Year ended 10/31/00 .........     0.00           (.19)        4.02      15.91
   Year ended 10/31/99 .........     0.00           (.37)        3.66      19.56
   Year ended 10/31/98 .........     0.00           (.48)        3.41      14.07
   Year ended 10/31/97 .........     0.00           (.41)        3.45      31.83

                                                    Ratios/Supplemental Data
                                 --------------------------------------------------------------
                                                   Ratio of     Ratio of Net
                                   Net Assets,     Expenses     Income (Loss)
                                  End of Period   to Average     to Average         Portfolio
  Fiscal Year or Period          (000's omitted)  Net Assets     Net Assets       Turnover Rate
  ---------------------          ---------------  -----------   -------------     -------------
Alliance Quasar Fund
   Class A
   Year ended 9/30/01 ..........   $  232,456       1.79%         (1.58)%              109%
   Year ended 9/30/00 ..........      458,008       1.68(f)       (1.39)               160
   Year ended 9/30/99 ..........      517,289       1.69(f)        (.90)                91
   Year ended 9/30/98 ..........      495,070       1.61(f)        (.59)               109
   Year ended 9/30/97 ..........      402,081       1.67           (.91)               135
   Class B
   Year ended 9/30/01 ..........   $  257,161       2.57%         (2.36)%              109%
   Year ended 9/30/00 ..........      546,302       2.44(f)       (2.16)               160
   Year ended 9/30/99 ..........      587,919       2.46(f)       (1.68)                91
   Year ended 9/30/98 ..........      625,147       2.39(f)       (1.36)               109
   Year ended 9/30/97 ..........      503,037       2.51          (1.73)               135
   Class C
   Year ended 9/30/01 ..........   $   60,925       2.56%         (2.35)%              109%
   Year ended 9/30/00 ..........      137,242       2.43(f)       (2.12)               160
   Year ended 9/30/99 ..........      168,120       2.45(f)       (1.66)                91
   Year ended 9/30/98 ..........      182,110       2.38(f)       (1.35)               109
   Year ended 9/30/97 ..........      145,494       2.50          (1.72)               135

Alliance Mid-Cap Growth Fund
   Class A
   Year ended 11/30/01 .........   $  686,445       1.22%          (.69)%              226%
   Year ended 11/30/00 .........      856,956       1.04           (.55)                86
   Year ended 11/30/99 .........    1,128,166       1.06           (.41)                97
   Year ended 11/30/98 .........      953,181       1.03           (.36)               106
   Year ended 11/30/97 .........    1,201,435       1.03           (.29)               158
   Class B
   Year ended 11/30/01 .........   $   61,816       2.08%         (1.54)%              226%
   Year ended 11/30/00 .........       81,569       1.87          (1.39)                86
   Year ended 11/30/99 .........      101,858       1.89          (1.23)                97
   Year ended 11/30/98 .........       85,456       1.84          (1.17)               106
   Year ended 11/30/97 .........       70,461       1.85          (1.12)               158
   Class C
   Year ended 11/30/01 .........   $   15,391       2.04%         (1.51)%              226%
   Year ended 11/30/00 .........       20,068       1.86          (1.34)                86
   Year ended 11/30/99 .........       28,025       1.86          (1.22)                97
   Year ended 11/30/98 .........       21,231       1.84          (1.18)               106
   Year ended 11/30/97 .........       18,871       1.83          (1.10)               158

Alliance Growth and Income Fund
   Class A
   Year ended 10/31/01 .........   $2,914,367       1.09%           .64%                67%
   Year ended 10/31/00 .........    2,128,381        .91            .96                 53
   Year ended 10/31/99 .........    1,503,874        .93            .87                 48
   Year ended 10/31/98 .........      988,965        .93(f)         .96                 89
   Year ended 10/31/97 .........      787,566        .92(f)        1.39                 88
   Class B
   Year ended 10/31/01 .........   $3,360,119       1.84%          (.11)%               67%
   Year ended 10/31/00 .........    2,567,250       1.67            .20                 53
   Year ended 10/31/99 .........    1,842,045       1.70            .09                 48
   Year ended 10/31/98 .........      787,730       1.72(f)         .17                 89
   Year ended 10/31/97 .........      456,399       1.72(f)         .56                 88
   Class C
   Year ended 10/31/01 .........   $1,233,033       1.83%          (.10)%               67%
   Year ended 10/31/00 .........      825,572       1.66            .21                 53
   Year ended 10/31/99 .........      518,185       1.69            .11                 48
   Year ended 10/31/98 .........      179,487       1.72(f)         .18                 89
   Year ended 10/31/97 .........      106,526       1.71(f)         .58                 88


--------------------------------------------------------------------------------
Please refer to the footnotes on page 62 and 63.


                                     56 & 57

                                                Income from Investment Operations             Less Dividends and Distributions
                                           -------------------------------------------  --------------------------------------------
                                                             Net Gains
                                Net Asset                   or Losses on                Dividends   Distributions
                                 Value,                      Securities     Total from   from Net   in Excess of    Distributions
                                Beginning  Net Investment  (both realized   Investment  Investment  Net Investment      from
  Fiscal Year or Period         of Period   Income (Loss)  and unrealized)  Operations    Income       Income       Capital Gains
  ---------------------        ----------- --------------  ---------------  ----------  ----------  --------------  -------------
Alliance Balanced Shares
   Class A
   Year ended 7/31/01 .........   $15.53      $ .39(b)          $ 1.16       $ 1.55        $(.38)       $0.00           $ (.74)
   Year ended 7/31/00 .........    15.63        .40(b)             .49          .89         (.35)        0.00             (.64)
   Year ended 7/31/99 .........    15.97        .36(b)            1.29         1.65         (.34)        0.00            (1.65)
   Year ended 7/31/98 .........    16.17        .33(b)            1.86         2.19         (.32)        0.00            (2.07)
   Year ended 7/31/97 .........    14.01        .31(b)            3.97         4.28         (.32)        0.00            (1.80)
   Class B
   Year ended 7/31/01 .........   $14.96      $ .26(b)          $ 1.12       $ 1.38        $(.29)       $0.00           $ (.74)
   Year ended 7/31/00 .........    15.11        .27(b)             .48          .75         (.26)        0.00             (.64)
   Year ended 7/31/99 .........    15.54        .23(b)            1.25         1.48         (.26)        0.00            (1.65)
   Year ended 7/31/98 .........    15.83        .21(b)            1.81         2.02         (.24)        0.00            (2.07)
   Year ended 7/31/97 .........    13.79        .19(b)            3.89         4.08         (.24)        0.00            (1.80)
   Class C
   Year ended 7/31/01 .........   $15.01      $ .26(b)          $ 1.12       $ 1.38        $(.29)       $0.00           $ (.74)
   Year ended 7/31/00 .........    15.15        .28(b)             .48          .76         (.26)        0.00             (.64)
   Year ended 7/31/99 .........    15.57        .24(b)            1.25         1.49         (.26)        0.00            (1.65)
   Year ended 7/31/98 .........    15.86        .21(b)            1.81         2.02         (.24)        0.00            (2.07)
   Year ended 7/31/97 .........    13.81        .20(b)            3.89         4.09         (.24)        0.00            (1.80)

Alliance New Europe Fund
   Class A
   Year ended 7/31/01 .........   $21.11      $(.04)(b)         $(4.82)      $(4.86)       $0.00        $0.00           $(1.50)
   Year ended 7/31/00 .........    18.57       (.10)(b)           3.55         3.45         0.00         0.00             (.91)
   Year ended 7/31/99 .........    21.85        .07(b)            (.79)        (.72)        0.00         0.00            (2.56)
   Year ended 7/31/98 .........    18.61        .05(b)            5.28         5.33         0.00         (.04)           (2.05)
   Year ended 7/31/97 .........    15.84        .07(b)            4.20         4.27         (.15)        (.03)           (1.32)
   Class B
   Year ended 7/31/01 .........   $19.56      $(.16)(b)         $(4.44)      $(4.60)       $0.00        $0.00           $(1.50)
   Year ended 7/31/00 .........    17.39       (.23)(b)           3.31         3.08         0.00         0.00             (.91)
   Year ended 7/31/99 .........    20.76       (.06)(b)           (.75)        (.81)        0.00         0.00            (2.56)
   Year ended 7/31/98 .........    17.87       (.08)(b)           5.02         4.94         0.00         0.00            (2.05)
   Year ended 7/31/97 .........    15.31       (.04)(b)           4.02         3.98         0.00         (.10)           (1.32)
   Class C
   Year ended 7/31/01 .........   $19.58      $(.15)(b)         $(4.45)      $(4.60)       $0.00        $0.00           $(1.50)
   Year ended 7/31/00 .........    17.41       (.23)(b)           3.31         3.08         0.00         0.00             (.91)
   Year ended 7/31/99 .........    20.77       (.05)(b)           (.75)        (.80)        0.00         0.00            (2.56)
   Year ended 7/31/98 .........    17.89       (.08)(b)           5.01         4.93         0.00         0.00            (2.05)
   Year ended 7/31/97 .........    15.33       (.04)(b)           4.02         3.98         0.00         (.10)           (1.32)

Alliance Worldwide
Privatization Fund
   Class A
   Year ended 6/30/01 .........   $13.57      $ .02(b)          $(3.45)      $(3.43)       $0.00        $0.00           $(1.37)
   Year ended 6/30/00 .........    11.84       (.04)(b)           2.83         2.79         0.00         0.00            (1.06)
   Year ended 6/30/99 .........    12.67        .00(b)             .93          .93         (.12)        0.00            (1.64)
   Year ended 6/30/98 .........    13.26        .10(b)             .85          .95         (.18)        0.00            (1.36)
   Year ended 6/30/97 .........    12.13        .15(b)            2.55         2.70         (.15)        0.00            (1.42)
   Class B
   Year ended 6/30/01 .........   $13.06      $(.07)(b)         $(3.29)      $(3.36)       $0.00        $0.00           $(1.37)
   Year ended 6/30/00 .........    11.50       (.13)(b)           2.75         2.62         0.00         0.00            (1.06)
   Year ended 6/30/99 .........    12.37       (.08)(b)            .89          .81         (.04)        0.00            (1.64)
   Year ended 6/30/98 .........    13.04        .02(b)             .82          .84         (.15)        0.00            (1.36)
   Year ended 6/30/97 .........    11.96        .08(b)            2.50         2.58         (.08)        0.00            (1.42)
   Class C
   Year ended 6/30/01 .........   $13.05      $(.06)(b)         $(3.29)      $(3.35)       $0.00        $0.00           $(1.37)
   Year ended 6/30/00 .........    11.50       (.12)(b)           2.73         2.61         0.00         0.00            (1.06)
   Year ended 6/30/99 .........    12.37       (.08)(b)            .89          .81         (.04)        0.00            (1.64)
   Year ended 6/30/98 .........    13.04        .05(b)             .79          .84         (.15)        0.00            (1.36)
   Year ended 6/30/97 .........    11.96        .12(b)            2.46         2.58         (.08)        0.00            (1.42)


Alliance International
Premier Growth
   Class A
   Year ended 11/30/01 ........   $10.50      $(.10)(b)         $(2.04)      $(2.14)       $0.00        $0.00            $0.00
   Year ended 11/30/00 ........    13.22       (.14)(b)          (2.14)       (2.28)        0.00         0.00             (.44)
   Year ended 11/30/99 ........     9.63       (.15)(b)(c)        3.74         3.59         0.00         0.00             0.00
   3/3/98++ to 11/30/98 .......    10.00       (.08)(b)(c)        (.29)        (.37)        0.00         0.00             0.00
   Class B
   Year ended 11/30/01 ........   $10.29      $(.17)(b)         $(2.00)      $(2.17)       $0.00        $0.00            $0.00
   Year ended 11/30/00 ........    13.05       (.23)(b)          (2.09)       (2.32)        0.00         0.00             (.44)
   Year ended 11/30/99 ........     9.58       (.22)(b)(c)        3.69         3.47         0.00         0.00             0.00
   3/3/98++ to 11/30/98 .......    10.00       (.13)(b)(c)        (.29)        (.42)        0.00         0.00             0.00
   Class C
   Year ended 11/30/01 ........   $10.29      $(.16)(b)         $(2.00)      $(2.16)       $0.00        $0.00            $0.00
   Year ended 11/30/00 ........    13.05       (.23)(b)          (2.09)       (2.32)        0.00         0.00             (.44)
   Year ended 11/30/99 ........     9.57       (.22)(b)(c)        3.70         3.48         0.00         0.00             0.00
   3/3/98++ to 11/30/98 .......    10.00       (.15)(b)(c)        (.28)        (.43)        0.00         0.00             0.00


                                    Less
                                  Dividends
                                     and           Less
                                Distributions  Distributions
                                -------------  -------------
                                                   Total      Net Asset
                                Distributions    Dividends     Value,
                                in Excess of        and        End of      Total
  Fiscal Year or Period         Capital Gains  Distributions   Period    Return (a)
  ---------------------         -------------  -------------  ---------  ----------
Alliance Balanced Shares
   Class A
   Year ended 7/31/01 .........   $0.00           $(1.12)       $15.96     10.42%
   Year ended 7/31/00 .........    0.00             (.99)        15.53      6.22
   Year ended 7/31/99 .........    0.00            (1.99)        15.63     11.44
   Year ended 7/31/98 .........    0.00            (2.39)        15.97     14.99
   Year ended 7/31/97 .........    0.00            (2.12)        16.17     33.46
   Class B
   Year ended 7/31/01 .........   $0.00           $(1.03)       $15.31      9.63%
   Year ended 7/31/00 .........    0.00             (.90)        14.96      5.46
   Year ended 7/31/99 .........    0.00            (1.91)        15.11     10.56
   Year ended 7/31/98 .........    0.00            (2.31)        15.54     14.13
   Year ended 7/31/97 .........    0.00            (2.04)        15.83     32.34
   Class C
   Year ended 7/31/01 .........   $0.00           $(1.03)       $15.36      9.59%
   Year ended 7/31/00 .........    0.00             (.90)        15.01      5.52
   Year ended 7/31/99 .........    0.00            (1.91)        15.15     10.60
   Year ended 7/31/98 .........    0.00            (2.31)        15.57     14.09
   Year ended 7/31/97 .........    0.00            (2.04)        15.86     32.37

Alliance New Europe Fund
   Class A
   Year ended 7/31/01 .........   $(.13)          $(1.63)       $14.62    (24.45)%
   Year ended 7/31/00 .........    0.00             (.91)        21.11     18.89
   Year ended 7/31/99 .........    0.00            (2.56)        18.57     (2.87)
   Year ended 7/31/98 .........    0.00            (2.09)        21.85     32.21
   Year ended 7/31/97 .........    0.00            (1.50)        18.61     28.78
   Class B
   Year ended 7/31/01 .........   $(.13)          $(1.63)       $13.33    (25.10)%
   Year ended 7/31/00 .........    0.00             (.91)        19.56     18.01
   Year ended 7/31/99 .........    0.00            (2.56)        17.39     (3.52)
   Year ended 7/31/98 .........    0.00            (2.05)        20.76     31.22
   Year ended 7/31/97 .........    0.00            (1.42)        17.87     27.76
   Class C
   Year ended 7/31/01 .........   $(.13)          $(1.63)       $13.35    (25.07)%
   Year ended 7/31/00 .........    0.00             (.91)        19.58     17.99
   Year ended 7/31/99 .........    0.00            (2.56)        17.41     (3.46)
   Year ended 7/31/98 .........    0.00            (2.05)        20.77     31.13
   Year ended 7/31/97 .........    0.00            (1.42)        17.89     27.73

Alliance Worldwide
Privatization Fund
   Class A
   Year ended 6/30/01 .........   $(.01)          $(1.38)       $ 8.76    (26.81)%
   Year ended 6/30/00 .........    0.00            (1.06)        13.57     24.26
   Year ended 6/30/99 .........    0.00            (1.76)        11.84      9.86
   Year ended 6/30/98 .........    0.00            (1.54)        12.67      9.11
   Year ended 6/30/97 .........    0.00            (1.57)        13.26     25.16
   Class B
   Year ended 6/30/01 .........   $(.01)          $(1.38)       $ 8.32    (27.37)%
   Year ended 6/30/00 .........    0.00            (1.06)        13.06     23.45
   Year ended 6/30/99 .........    0.00            (1.68)        11.50      8.91
   Year ended 6/30/98 .........    0.00            (1.51)        12.37      8.34
   Year ended 6/30/97 .........    0.00            (1.50)        13.04     24.34
   Class C
   Year ended 6/30/01 .........   $(.01)          $(1.38)       $ 8.32    (27.30)%
   Year ended 6/30/00 .........    0.00            (1.06)        13.05     23.37
   Year ended 6/30/99 .........    0.00            (1.68)        11.50      8.91
   Year ended 6/30/98 .........    0.00            (1.51)        12.37      8.34
   Year ended 6/30/97 .........    0.00            (1.50)        13.04     24.33


Alliance International
Premier Growth
   Class A
   Year ended 11/30/01 ........   $0.00            $0.00        $ 8.36    (20.38)%
   Year ended 11/30/00 ........    0.00             (.44)        10.50    (17.88)
   Year ended 11/30/99 ........    0.00             0.00         13.22     37.28
   3/3/98++ to 11/30/98 .......    0.00             0.00          9.63     (3.70)
   Class B
   Year ended 11/30/01 ........   $0.00            $0.00        $ 8.12    (21.09)%
   Year ended 11/30/00 ........    0.00             (.44)        10.29    (18.44)
   Year ended 11/30/99 ........    0.00             0.00         13.05     36.22
   3/3/98++ to 11/30/98 .......    0.00             0.00          9.58     (4.20)
   Class C
   Year ended 11/30/01 ........   $0.00            $0.00        $ 8.13    (20.99)%
   Year ended 11/30/00 ........    0.00             (.44)        10.29    (18.44)
   Year ended 11/30/99 ........    0.00             0.00         13.05     36.36
   3/3/98++ to 11/30/98 .......    0.00             0.00          9.57     (4.30)


                                                    Ratios/Supplemental Data
                                 --------------------------------------------------------------
                                                   Ratio of     Ratio of Net
                                   Net Assets,     Expenses     Income (Loss)
                                  End of Period   to Average     to Average         Portfolio
  Fiscal Year or Period          (000's omitted)  Net Assets     Net Assets       Turnover Rate
  ---------------------          ---------------  -----------   -------------     -------------
Alliance Balanced Shares
   Class A
   Year ended 7/31/01 .........     $282,874         1.17%          2.46%              63%
   Year ended 7/31/00 .........      212,326         1.12           2.62               76
   Year ended 7/31/99 .........      189,953         1.22(f)        2.31              105
   Year ended 7/31/98 .........      123,623         1.30(f)        2.07              145
   Year ended 7/31/97 .........      115,500         1.47(f)        2.11              207
   Class B
   Year ended 7/31/01 .........     $277,138         1.93%          1.70%              63%
   Year ended 7/31/00 .........      155,060         1.86           1.88               76
   Year ended 7/31/99 .........      136,384         1.97(f)        1.56              105
   Year ended 7/31/98 .........       47,728         2.06(f)        1.34              145
   Year ended 7/31/97 .........       24,192         2.25(f)        1.32              207
   Class C
   Year ended 7/31/01 .........     $109,592         1.93%          1.71%              63%
   Year ended 7/31/00 .........       65,214         1.86           1.88               76
   Year ended 7/31/99 .........       63,517         1.96(f)        1.57              105
   Year ended 7/31/98 .........       10,855         2.05(f)        1.36              145
   Year ended 7/31/97 .........        5,510         2.23(f)        1.37              207

Alliance New Europe Fund
   Class A
   Year ended 7/31/01 .........     $125,402         1.79%          (.23)%             84%
   Year ended 7/31/00 .........      170,815         1.65(f)        (.46)             103
   Year ended 7/31/99 .........      125,729         1.80(f)         .39               89
   Year ended 7/31/98 .........      130,777         1.85(f)         .25               99
   Year ended 7/31/97 .........       78,578         2.05(f)         .40               89
   Class B
   Year ended 7/31/01 .........     $121,639         2.54%          (.98)%             84%
   Year ended 7/31/00 .........      181,285         2.38(f)       (1.18)             103
   Year ended 7/31/99 .........      144,570         2.50(f)        (.34)              89
   Year ended 7/31/98 .........      137,425         2.56(f)        (.40)              99
   Year ended 7/31/97 .........       66,032         2.75(f)        (.23)              89
   Class C
   Year ended 7/31/01 .........     $ 41,203         2.51%          (.95)%             84%
   Year ended 7/31/00 .........       60,984         2.36(f)       (1.18)             103
   Year ended 7/31/99 .........       45,845         2.50(f)        (.28)              89
   Year ended 7/31/98 .........       39,618         2.56(f)        (.41)              99
   Year ended 7/31/97 .........       16,907         2.74(f)        (.23)              89

Alliance Worldwide
Privatization Fund
   Class A
   Year ended 6/30/01 .........     $245,873         1.81%           .14%              42%
   Year ended 6/30/00 .........      394,665         1.74(f)        (.31)              67
   Year ended 6/30/99 .........      340,194         1.92(f)        (.01)              58
   Year ended 6/30/98 .........      467,960         1.73            .80               53
   Year ended 6/30/97 .........      561,793         1.72           1.27               48
   Class B
   Year ended 6/30/01 .........     $ 92,446         2.56%          (.64)%             42%
   Year ended 6/30/00 .........      160,847         2.47(f)       (1.02)              67
   Year ended 6/30/99 .........      117,420         2.63(f)       (1.43)              58
   Year ended 6/30/98 .........      156,348         2.45            .20               53
   Year ended 6/30/97 .........      121,173         2.43            .66               48
   Class C
   Year ended 6/30/01 .........     $ 23,976         2.56%          (.62)%             42%
   Year ended 6/30/00 .........       39,598         2.44(f)        (.94)              67
   Year ended 6/30/99 .........       20,397         2.63(f)       (1.44)              58
   Year ended 6/30/98 .........       26,635         2.44            .38               53
   Year ended 6/30/97 .........       12,929         2.42           1.06               48


Alliance International
Premier Growth
   Class A
   Year ended 11/30/01 ........     $ 40,555         2.17%         (1.06)%            171%
   Year ended 11/30/00 ........       60,330         1.95          (1.07)             111
   Year ended 11/30/99 ........       12,851         2.51(d)(f)    (1.34)(c)          107
   3/3/98++ to 11/30/98 .......        7,255         2.50*(d)       (.90)*(c)         151
   Class B
   Year ended 11/30/01 ........     $ 80,353         2.92%         (1.84)%            171%
   Year ended 11/30/00 ........      122,503         2.67          (1.79)             111
   Year ended 11/30/99 ........       28,678         3.21(d)(f)    (2.07)(c)          107
   3/3/98++ to 11/30/98 .......       11,710         3.20*(d)      (1.41)*(c)         151
   Class C
   Year ended 11/30/01 ........     $ 28,990         2.88%         (1.80)%            171%
   Year ended 11/30/00 ........       46,894         2.66          (1.79)             111
   Year ended 11/30/99 ........        9,235         3.21(d)(f)    (2.06)(c)          107
   3/3/98++ to 11/30/98 .......        3,120         3.20*(d)      (1.69)*(c)         151


--------------------------------------------------------------------------------
Please refer to the footnotes on page 62 and 63.


                                     58 & 59

                                                Income from Investment Operations             Less Dividends and Distributions
                                           -------------------------------------------  --------------------------------------------
                                                             Net Gains
                                Net Asset                   or Losses on                Dividends   Distributions
                                 Value,                      Securities     Total from   from Net   in Excess of    Distributions
                                Beginning  Net Investment  (both realized   Investment  Investment  Net Investment      from
  Fiscal Year or Period         of Period   Income (Loss)  and unrealized)  Operations    Income       Income       Capital Gains
  ---------------------        ----------- --------------  ---------------  ----------  ----------  --------------  -------------
Alliance Global
Small Cap Fund
   Class A
   Year ended 7/31/01 .....      $15.13     $(.15)(b)          $(4.51)        $(4.66)      $0.00         $0.00           $0.00
   Year ended 7/31/00 .....       11.66      (.16)(b)            3.83           3.67        0.00          0.00            (.20)
   Year ended 7/31/99 .....       12.14      (.08)(b)             .76            .68        0.00          0.00           (1.16)
   Year ended 7/31/98 .....       12.87      (.11)(b)             .37            .26        0.00          0.00            (.99)
   Year ended 7/31/97 .....       11.61      (.15)(b)            2.97           2.82        0.00          0.00           (1.56)
   Class B
   Year ended 7/31/01 .....      $13.59     $(.21)(b)          $(4.00)        $(4.21)      $0.00         $0.00           $0.00
   Year ended 7/31/00 .....       10.57      (.24)(b)            3.46           3.22        0.00          0.00            (.20)
   Year ended 7/31/99 .....       11.20      (.15)(b)             .68            .53        0.00          0.00           (1.16)
   Year ended 7/31/98 .....       12.03      (.18)(b)             .34            .16        0.00          0.00            (.99)
   Year ended 7/31/97 .....       11.03      (.21)(b)            2.77           2.56        0.00          0.00           (1.56)
   Class C
   Year ended 7/31/01 .....      $13.62     $(.21)(b)          $(4.01)        $(4.22)      $0.00         $0.00           $0.00
   Year ended 7/31/00 .....       10.59      (.24)(b)            3.47           3.23        0.00          0.00            (.20)
   Year ended 7/31/99 .....       11.22      (.16)(b)             .69            .53        0.00          0.00           (1.16)
   Year ended 7/31/98 .....       12.05      (.19)(b)             .35            .16        0.00          0.00            (.99)
   Year ended 7/31/97 .....       11.05      (.22)(b)            2.78           2.56        0.00          0.00           (1.56)

Alliance International Fund
   Class A
   Year ended 6/30/01 .....      $19.65     $(.06)(b)(c)       $(5.53)        $(5.59)      $0.00         $0.00          $(3.28)
   Year ended 6/30/00 .....       16.24      (.04)(b)(c)         4.64           4.60        0.00          0.00           (1.19)
   Year ended 6/30/99 .....       18.55      (.04)(b)(c)         (.75)          (.79)       0.00          (.48)          (1.04)
   Year ended 6/30/98 .....       18.69      (.01)(b)(c)         1.13           1.12        0.00          (.05)          (1.21)
   Year ended 6/30/97 .....       18.32       .06 (b)            1.51           1.57        (.12)         0.00           (1.08)
   Class B
   Year ended 6/30/01 .....      $18.16     $(.16)(b)(c)       $(5.06)        $(5.22)      $0.00         $0.00          $(3.28)
   Year ended 6/30/00 .....       15.19      (.17)(b)(c)         4.33           4.16        0.00          0.00           (1.19)
   Year ended 6/30/99 .....       17.41      (.16)(b)(c)         (.68)          (.84)       (.34)         0.00           (1.04)
   Year ended 6/30/98 .....       17.71      (.16)(b)(c)         1.07            .91        0.00          0.00           (1.21)
   Year ended 6/30/97 .....       17.45      (.09)(b)            1.43           1.34        0.00          0.00           (1.08)
   Class C
   Year ended 6/30/01 .....      $18.16     $(.15)(b)(c)       $(5.07)        $(5.22)      $0.00         $0.00          $(3.28)
   Year ended 6/30/00 .....       15.19      (.16)(b)(c)         4.32           4.16        0.00          0.00           (1.19)
   Year ended 6/30/99 .....       17.42      (.16)(b)(c)         (.69)          (.85)       (.34)         0.00           (1.04)
   Year ended 6/30/98 .....       17.73      (.15)(b)(c)         1.05            .90        0.00          0.00           (1.21)
   Year ended 6/30/97 .....       17.46      (.09)(b)            1.44           1.35        0.00          0.00           (1.08)

Alliance Greater
China '97 Fund
   Class A
   Year ended 7/31/01 .....      $10.34     $(.01)(b)(c)       $(1.88)        $(1.89)      $0.00         $0.00           $0.00
   Year ended 7/31/00 .....        8.20      (.04)(b)(c)         2.18           2.14        0.00          0.00            0.00
   Year ended 7/31/99 .....        4.84       .02(b)(c)          3.34           3.36        0.00          0.00            0.00
   9/3/97++ to 7/31/98 ....       10.00       .08(b)(c)         (5.18)         (5.10)       (.06)         0.00            0.00
   Class B
   Year ended 7/31/01 .....      $10.13     $(.07)(b)(c)       $(1.85)        $(1.92)      $0.00         $0.00           $0.00
   Year ended 7/31/00 .....        8.12      (.11)(b)(c)         2.12           2.01        0.00          0.00            0.00
   Year ended 7/31/99 .....        4.82      (.01)(b)(c)         3.31           3.30        0.00          0.00            0.00
   9/3/97++ to 7/31/98 ....       10.00       .03(b)(c)         (5.17)         (5.14)       (.03)         (.01)           0.00
   Class C
   Year ended 7/31/01 .....      $10.13     $(.08)(b)(c)       $(1.84)        $(1.92)      $0.00         $0.00           $0.00
   Year ended 7/31/00 .....        8.11      (.13)(b)(c)         2.15           2.02        0.00          0.00            0.00
   Year ended 7/31/99 .....        4.82      (.03)(b)(c)         3.32           3.29        0.00          0.00            0.00
   9/3/97++ to 7/31/98 ....       10.00       .03(b)(c)         (5.17)         (5.14)       (.03)         (.01)           0.00


Alliance All-Asia
Investment Fund
   Class A
   Year ended 10/31/01 ....      $ 9.71     $(.15)(b)(c)       $(3.21)        $(3.36)      $0.00         $0.00          $(1.01)
   Year ended 10/31/00 ....       10.46      (.19)(b)            (.56)          (.75)       0.00          0.00            0.00
   Year ended 10/31/99 ....        5.86      (.10)(b)(c)         4.70           4.60        0.00          0.00            0.00
   Year ended 10/31/98 ....        7.54      (.10)(b)(c)        (1.58)         (1.68)       0.00          0.00            0.00
   Year ended 10/31/97 ....       11.04      (.21)(b)(c)        (2.95)         (3.16)       0.00          0.00            (.34)
   Class B
   Year ended 10/31/01 ....      $ 9.30     $(.18)(b)(c)       $(3.06)        $(3.24)      $0.00         $0.00          $(1.01)
   Year ended 10/31/00 ....       10.09      (.29)(b)            (.50)          (.79)       0.00          0.00            0.00
   Year ended 10/31/99 ....        5.71      (.18)(b)(c)         4.56           4.38        0.00          0.00            0.00
   Year ended 10/31/98 ....        7.39      (.14)(b)(c)        (1.54)         (1.68)       0.00          0.00            0.00
   Year ended 10/31/97 ....       10.90      (.28)(b)(c)        (2.89)         (3.17)       0.00          0.00            (.34)
   Class C
   Year ended 10/31/01 ....      $ 9.32     $(.18)(b)(c)       $(3.07)        $(3.25)      $0.00         $0.00          $(1.01)
   Year ended 10/31/00 ....       10.12      (.29)(b)            (.51)          (.80)       0.00          0.00            0.00
   Year ended 10/31/99 ....        5.72      (.18)(b)(c)         4.58           4.40        0.00          0.00            0.00
   Year ended 10/31/98 ....        7.40      (.14)(b)(c)        (1.54)         (1.68)       0.00          0.00            0.00
   Year ended 10/31/97 ....       10.91      (.27)(b)(c)        (2.90)         (3.17)       0.00          0.00            (.34)


                                    Less
                                  Dividends
                                     and           Less
                                Distributions  Distributions
                                -------------  -------------
                                                   Total      Net Asset
                                Distributions    Dividends     Value,
                                in Excess of        and        End of      Total
  Fiscal Year or Period         Capital Gains  Distributions   Period    Return (a)
  ---------------------         -------------  -------------  ---------  ----------
Alliance Global
Small Cap Fund
   Class A
   Year ended 7/31/01 .....       $(1.73)         $(1.73)      $  8.74    (33.85)%
   Year ended 7/31/00 .....         0.00            (.20)        15.13     31.81
   Year ended 7/31/99 .....         0.00           (1.16)        11.66      7.51
   Year ended 7/31/98 .....         0.00            (.99)        12.14      2.49
   Year ended 7/31/97 .....         0.00           (1.56)        12.87     26.47
   Class B
   Year ended 7/31/01 .....       $(1.73)         $(1.73)      $  7.65    (34.44)%
   Year ended 7/31/00 .....         0.00            (.20)        13.59     30.82
   Year ended 7/31/99 .....         0.00           (1.16)        10.57      6.74
   Year ended 7/31/98 .....         0.00            (.99)        11.20      1.80
   Year ended 7/31/97 .....         0.00           (1.56)        12.03     25.42
   Class C
   Year ended 7/31/01 .....       $(1.73)         $(1.73)      $  7.67    (34.43)%
   Year ended 7/31/00 .....         0.00            (.20)        13.62     30.86
   Year ended 7/31/99 .....         0.00           (1.16)        10.59      6.72
   Year ended 7/31/98 .....         0.00            (.99)        11.22      1.79
   Year ended 7/31/97 .....         0.00           (1.56)        12.05     25.37

Alliance International Fund
   Class A
   Year ended 6/30/01 .....       $ (.14)         $(3.42)       $10.64    (31.81)%
   Year ended 6/30/00 .....         0.00           (1.19)        19.65     29.18
   Year ended 6/30/99 .....         0.00           (1.52)        16.24     (3.95)
   Year ended 6/30/98 .....         0.00           (1.26)        18.55      6.79
   Year ended 6/30/97 .....         0.00           (1.20)        18.69      9.30
   Class B
   Year ended 6/30/01 .....       $ (.14)         $(3.42)      $  9.52    (32.50)%
   Year ended 6/30/00 .....         0.00           (1.19)        18.16     28.27
   Year ended 6/30/99 .....         0.00           (1.38)        15.19     (4.56)
   Year ended 6/30/98 .....         0.00           (1.21)        17.41      5.92
   Year ended 6/30/97 .....         0.00           (1.08)        17.71      8.37
   Class C
   Year ended 6/30/01 .....       $ (.14)         $(3.42)      $  9.52    (32.50)%
   Year ended 6/30/00 .....         0.00           (1.19)        18.16     28.27
   Year ended 6/30/99 .....         0.00           (1.38)        15.19     (4.62)
   Year ended 6/30/98 .....         0.00           (1.21)        17.42      5.85
   Year ended 6/30/97 .....         0.00           (1.08)        17.73      8.42

Alliance Greater
China '97 Fund
   Class A
   Year ended 7/31/01 .....       $ 0.00          $ 0.00        $ 8.45    (18.28)%
   Year ended 7/31/00 .....         0.00            0.00         10.34     26.10
   Year ended 7/31/99 .....         0.00            0.00          8.20     69.42
   9/3/97++ to 7/31/98 ....         0.00            (.06)         4.84    (51.20)
   Class B
   Year ended 7/31/01 .....       $ 0.00          $ 0.00        $ 8.21    (18.95)%
   Year ended 7/31/00 .....         0.00            0.00         10.13     24.75
   Year ended 7/31/99 .....         0.00            0.00          8.12     68.46
   9/3/97++ to 7/31/98 ....         0.00            (.04)         4.82    (51.53)
   Class C
   Year ended 7/31/01 .....       $ 0.00          $ 0.00        $ 8.21    (18.95)%
   Year ended 7/31/00 .....         0.00            0.00         10.13     24.91
   Year ended 7/31/99 .....         0.00            0.00          8.11     68.26
   9/3/97++ to 7/31/98 ....         0.00            (.04)         4.82    (51.53)


Alliance All-Asia
Investment Fund
   Class A
   Year ended 10/31/01 ....       $ (.10)         $(1.11)      $  5.24    (38.77)%
   Year ended 10/31/00 ....         0.00            0.00          9.71     (7.17)
   Year ended 10/31/99 ....         0.00            0.00         10.46     78.50
   Year ended 10/31/98 ....         0.00            0.00          5.86    (22.28)
   Year ended 10/31/97 ....         0.00            (.34)         7.54    (29.61)
   Class B
   Year ended 10/31/01 ....       $ (.10)         $(1.11)      $  4.95    (39.25)%
   Year ended 10/31/00 ....         0.00            0.00          9.30     (7.83)
   Year ended 10/31/99 ....         0.00            0.00         10.09     76.71
   Year ended 10/31/98 ....         0.00            0.00          5.71    (22.73)
   Year ended 10/31/97 ....         0.00            (.34)         7.39    (30.09)
   Class C
   Year ended 10/31/01 ....       $ (.10)         $(1.11)      $  4.96    (39.28)%
   Year ended 10/31/00 ....         0.00            0.00          9.32     (7.90)
   Year ended 10/31/99 ....         0.00            0.00         10.12     76.92
   Year ended 10/31/98 ....         0.00            0.00          5.72    (22.70)
   Year ended 10/31/97 ....         0.00            (.34)         7.40    (30.06)


                                                    Ratios/Supplemental Data
                                 --------------------------------------------------------------
                                                   Ratio of         Ratio of Net
                                   Net Assets,     Expenses         Income (Loss)
                                  End of Period   to Average         to Average         Portfolio
  Fiscal Year or Period          (000's omitted)  Net Assets         Net Assets       Turnover Rate
  ---------------------          ---------------  -----------       -------------     -------------
Alliance Global
Small Cap Fund
   Class A
   Year ended 7/31/01 .....          $ 74,639        2.14%(f)           (1.33)%           121%
   Year ended 7/31/00 .....           120,687        2.02(f)            (1.07)            133
   Year ended 7/31/99 .....            77,164        2.37(f)             (.79)            120
   Year ended 7/31/98 .....            82,843        2.16(f)             (.88)            113
   Year ended 7/31/97 .....            85,217        2.41(f)            (1.25)            129
   Class B
   Year ended 7/31/01 .....          $ 35,500        2.90%(f)           (2.10)%           121%
   Year ended 7/31/00 .....            65,097        2.76(f)            (1.82)            133
   Year ended 7/31/99 .....            30,205        3.14(f)            (1.59)            120
   Year ended 7/31/98 .....            38,827        2.88(f)            (1.58)            113
   Year ended 7/31/97 .....            31,946        3.11(f)            (1.92)            129
   Class C
   Year ended 7/31/01 .....          $  8,609        2.89%(f)           (2.12)%           121%
   Year ended 7/31/00 .....            19,580        2.75(f)            (1.80)            133
   Year ended 7/31/99 .....             7,058        3.15(f)            (1.61)            120
   Year ended 7/31/98 .....             9,471        2.88(f)            (1.59)            113
   Year ended 7/31/97 .....             8,718        3.10(f)            (1.93)            129

Alliance International Fund
   Class A
   Year ended 6/30/01 .....          $ 66,331        1.89%(d)(f)         (.42)%(c)         89%
   Year ended 6/30/00 .....            88,507        1.81(d)(f)(g)       (.21)(c)         154
   Year ended 6/30/99 .....            78,303        1.80(d)(f)          (.25)(c)         178
   Year ended 6/30/98 .....           131,565        1.65(d)             (.05)(c)         121
   Year ended 6/30/97 .....           190,173        1.74(f)              .31              94
   Class B
   Year ended 6/30/01 .....          $ 41,538        2.68%(d)(f)        (1.25)%(c)         89%
   Year ended 6/30/00 .....            68,639        2.60(d)(f)(g)       (.96)(c)         154
   Year ended 6/30/99 .....            55,724        2.61(d)(f)         (1.02)(c)         178
   Year ended 6/30/98 .....            71,370        2.49(d)             (.90)(c)         121
   Year ended 6/30/97 .....            77,725        2.58(f)             (.51)             94
   Class C
   Year ended 6/30/01 .....          $ 14,225        2.64%(d)(f)        (1.22)%(c)         89%
   Year ended 6/30/00 .....            21,180        2.57(d)(f)(g)       (.94)(c)         154
   Year ended 6/30/99 .....            16,876        2.61(d)(f)         (1.02)(c)         178
   Year ended 6/30/98 .....            20,428        2.48(d)             (.90)(c)         121
   Year ended 6/30/97 .....            23,268        2.56(f)             (.51)             94

Alliance Greater
China '97 Fund
   Class A
   Year ended 7/31/01 .....          $  2,039        2.51%(d)(f)         (.09)%            64%
   Year ended 7/31/00 .....             2,471        2.52(d)(f)          (.42)            158
   Year ended 7/31/99 .....             1,011        2.52(d)(f)           .36              94
   9/3/97++ to 7/31/98 ....               445        2.52*(d)(f)         1.20*             58
   Class B
   Year ended 7/31/01 .....          $  3,234        3.21%(d)(f)         (.81)%            64%
   Year ended 7/31/00 .....             4,047        3.22(d)(f)         (1.13)            158
   Year ended 7/31/99 .....             1,902        3.22(d)(f)          (.22)             94
   9/3/97++ to 7/31/98 ....             1,551        3.22*(d)(f)          .53*             58
   Class C
   Year ended 7/31/01 .....          $    877        3.21%(d)(f)         (.84)%            64%
   Year ended 7/31/00 .....             1,372        3.22(d)(f)         (1.31)            158
   Year ended 7/31/99 .....               162        3.22(d)(f)          (.49)             94
   9/3/97++ to 7/31/98 ....               102        3.22*(d)(f)          .50*             58


Alliance All-Asia
Investment Fund
   Class A
   Year ended 10/31/01 ....          $  9,637        3.00%(d)           (2.20)%           150%
   Year ended 10/31/00 ....            20,436        2.35(f)(g)         (1.51)            153
   Year ended 10/31/99 ....            40,040        2.45(d)(f)         (1.20)            119
   Year ended 10/31/98 ....             3,778        3.74(d)(f)         (1.50)             93
   Year ended 10/31/97 ....             5,916        3.45(d)            (1.97)             70
   Class B
   Year ended 10/31/01 ....          $ 14,640        3.70%(d)           (2.94)%           150%
   Year ended 10/31/00 ....            35,927        3.18(f)(g)         (2.32)            153
   Year ended 10/31/99 ....            38,108        3.48(d)(f)         (2.31)            119
   Year ended 10/31/98 ....             8,844        4.49(d)(f)         (2.22)             93
   Year ended 10/31/97 ....            11,439        4.15(d)            (2.67)             70
   Class C
   Year ended 10/31/01 ....          $  3,695        3.70%(d)           (2.93)%           150%
   Year ended 10/31/00 ....            11,284        3.18(f)(g)         (2.31)            153
   Year ended 10/31/99 ....            10,060        3.41(d)(f)         (2.21)            119
   Year ended 10/31/98 ....             1,717        4.48(d)(f)         (2.20)             93
   Year ended 10/31/97 ....             1,859        4.15(d)            (2.66)             70


--------------------------------------------------------------------------------
Please refer to the footnotes on page 62 and 63.


                                     60 & 61

                                                Income from Investment Operations              Capital Share Transactions
                                         ----------------------------------------------  ----------------------------------------
                                                           Net Realized                    Anti-
                                                          and Unrealized                 Dilutive
                              Net Asset                   Gain (Loss) on   Net Increase   Effect
                                Value,                    Investments and   (Decrease)   of Share        Total         Net
                              Beginning  Net Investment  Foreign Currency     in Net     Repurchase  Capital Share  Asset Value,
                              of Period     Loss (b)       Transactions     Asset Value   Program     Transactions  End of Period
                              ---------  --------------  ----------------  ------------  ----------  -------------  -------------
The Korean Investment Fund
   5/1/01 to 10/31/01+++ .      $ 6.53      $(.09)           $ (.28)         $ (.37)       $0.00          $0.00        $6.16
   Year ended 4/30/01 ....        9.14       (.08)            (2.81)          (2.89)         .28            .28         6.53
   Year ended 4/30/00 ....        6.90       (.07)             2.22            2.15          .09            .09         9.14
   Year ended 4/30/99 ....        3.48       (.06)             3.48            3.42         0.00           0.00         6.90
   Year ended 4/30/98 ....        7.52       (.09)            (3.95)          (4.04)        0.00           0.00         3.48
   Year ended 4/30/97 ....       12.36       (.07)            (4.77)          (4.84)        0.00           0.00         7.52

                                                         Total Return
                                                         ------------
                                            Total Investment Return Based on: (h)
                                            -------------------------------------
                                                                                     Net Assets,
                            Market Value,                             Net           End of Period
                            End of Period      Market Value       Asset Value      (000's omitted)
                            --------------     ------------       ------------      --------------
The Korean Investment Fund
   5/1/01 to 10/31/01+++ .      $6.00             (5.51)%            (5.67)%            $45,909
   Year ended 4/30/01 ....       6.35             (1.37)            (28.56)              48,633
   Year ended 4/30/00 ....       6.438             6.18              32.46               72,622
   Year ended 4/30/99 ....       6.063            56.46              98.28               58,348
   Year ended 4/30/98 ....       3.878           (45.61)            (53.72)              29,439
   Year ended 4/30/97 ....       7.125           (38.04)            (39.16)              63,586

                                       Ratios/Supplemental Data
                              ------------------------------------------
                               Ratio of    Ratio of Net
                               Expenses   Investment Loss
                              to Average    to Average       Portfolio
                              Net Assets    Net Assets     Turnover Rate
                              ----------  ---------------  -------------
The Korean Investment Fund
   5/1/01 to 10/31/01+++ .       2.50%*      (2.68)%*           52%
   Year ended 4/30/01 ....       2.29         (.98)             32
   Year ended 4/30/00 ....       2.06         (.71)             68
   Year ended 4/30/99 ....       2.93        (1.49)            102
   Year ended 4/30/98 ....       2.29        (1.60)             47
   Year ended 4/30/97 ....       2.11         (.73)             32

--------------------------------------------------------------------------------
 ++   Commencement of operations.
+++   Unaudited.
  *    Annualized.
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment returns calculated for periods of less than one year are not annualized.
(b)   Based on average shares outstanding.
(c)   Net of fee waiver and expense reimbursement.
(d) Net of expenses assumed and/or waived/reimbursed. If the following Funds had borne all expenses in their most recent five fiscal years, their expense ratios, without giving effect to the expense offset arrangement described in (f) below, would have been as follows:


                                               1997       1998       1999       2000       2001
                                               ----       ----       ----       ----       ----
Alliance All-Asia Investment Fund
  Class A                                      3.57%      4.63%      2.93%      2.35%      3.19%
  Class B                                      4.27%      5.39%      3.96%      3.18%      4.00%
  Class C                                      4.27%      5.42%      3.89%      3.18%      3.94%

Alliance International Fund
  Class A                                        --       1.80%      1.91%      1.95%      2.03%
  Class B                                        --       2.64%      2.74%      2.74%      2.82%
  Class C                                        --       2.63%      2.75%      2.70%      2.78%

Alliance Greater China '97 Fund
  Class A                                        --      18.27%*    19.68%      9.92%      9.50%
  Class B                                        --      19.18%*    20.22%     10.72%     10.28%
  Class C                                        --      19.37%*    20.41%     10.01%     10.13%

Alliance International Premier Growth Fund
  Class A                                        --       5.19%*     3.26%        --         --
  Class B                                        --       6.14%*     3.93%        --         --
  Class C                                        --       6.00%*     3.92%        --         --

Alliance Health Care Fund
  Class A                                        --         --         --       1.96%*       --
  Class B                                        --         --         --       2.67%*       --
  Class C                                        --         --         --       2.67%*       --


(e) "Distributions from Net Realized Gains" includes a return of capital of $(.12).
(f) Amounts do not reflect the impact of expense offset arrangements with the transfer agent. Taking into account such expense offset arrangements, the ratio of expenses to average net assets, assuming the assumption and/or waiver/reimbursement of expenses described in (d) above, would have been as follows:

Alliance Balanced Shares        1997       1998       1999      2000       2001
  Class A                       1.46%      1.29%      1.21%       --         --
  Class B                       2.24%      2.05%      1.96%       --         --
  Class C                       2.22%      2.04%      1.94%       --         --

Alliance Growth Fund            1997       1998       1999      2000       2001
  Class A                       1.25%      1.21%        --        --         --
  Class B                       1.95%      1.93%        --        --         --
  Class C                       1.95%      1.92%        --        --         --

Alliance International Fund     1997       1998       1999      2000       2001
  Class A                       1.73%        --       1.78%     1.79%      1.87%
  Class B                       2.58%        --       2.59%     2.59%      2.67%
  Class C                       2.56%        --       2.59%     2.55%      2.63%

Alliance Global
Small Cap Fund                  1997       1998       1999      2000       2001
  Class A                       2.38%      2.14%      2.33%     2.01%      2.13%
  Class B                       3.08%      2.86%      3.11%     2.75%      2.89%
  Class C                       3.08%      2.85%      3.12%     2.74%      2.88%

Alliance Technology Fund        1997       1998       1999      2000       2001
  Class A                       1.66%      1.65%      1.66%       --         --
  Class B                       2.36%      2.38%      2.38%       --         --
  Class C                       2.37%      2.38%      2.40%       --         --

Alliance Worldwide
Privatization Fund              1997       1998       1999      2000       2001
  Class A                         --         --       1.91%     1.73%        --
  Class B                         --         --       2.62%     2.46%        --
  Class C                         --         --       2.61%     2.43%        --

Alliance Greater
China '97 Fund                  1997       1998       1999      2000       2001
  Class A                         --       2.50%*     2.50%     2.50%      2.50%
  Class B                         --       3.20%*     3.20%     3.20%      3.20%
  Class C                         --       3.20%*     3.20%     3.20%      3.20%

Alliance New Europe Fund        1997       1998       1999      2000       2001
  Class A                       2.04%      1.84%      1.78%     1.64%        --
  Class B                       2.74%      2.54%      2.49%     2.36%        --
  Class C                       2.73%      2.54%      2.49%     2.35%        --

Alliance Growth and
Income Fund                     1997       1998       1999      2000       2001
  Class A                        .91%       .92%        --        --         --
  Class B                       1.71%      1.71%        --        --         --
  Class C                       1.70%      1.71%        --        --         --

Alliance Quasar Fund            1997       1998       1999      2000       2001
  Class A                         --       1.60%      1.68%     1.67%        --
  Class B                         --       2.38%      2.45%     2.42%        --
  Class C                         --       2.37%      2.44%     2.42%        --

Alliance Premier
Growth Fund                     1997       1998       1999      2000       2001
  Class A                         --       1.58%        --        --         --
  Class B                         --       2.27%        --        --         --
  Class C                         --       2.27%        --        --         --

Alliance All-Asia               1997       1998       1999      2000       2001
  Class A                         --       3.70%      2.43%     2.34%        --
  Class B                         --       4.44%      3.46%     3.17%        --
  Class C                         --       4.44%      3.39%     3.16%        --

Alliance International
Premier Growth                  1997       1998       1999      2000       2001
  Class A                         --         --       2.50%       --         --
  Class B                         --         --       3.20%       --         --
  Class C                         --         --       3.20%       --         --

(g) Includes interest expenses. If Alliance International Fund had not borne interest expenses, the ratio of expenses (net of interest expenses) to average net assets would have been 1.94%, 2.74% and 2.70% for Class A, Class B and Class C respectively for 2000. If Alliance All-Asia Fund had not borne interest expenses, the ratio of expenses (net of interest expenses to average net assets would have been 2.30%, 3.13% and 3.13% for Class A, Class B and Class C, respectively for 2000.
(h) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Rights offerings, if any, are assumed for purposes of this calculation, to be fully subscribed under the terms of the rights offering. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on the net asset value will be lower than total investment return based on market value in the market periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return for a period of less than one year is not annualized.



                                     62 & 63

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------


The following is additional information about the United Kingdom, Japan, Greater China countries and Korea.

Investment in United Kingdom Issuers. Investment in securities of United Kingdom issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. dollar value of the Fund's investment denominated in the British pound sterling will fluctuate with pound sterling-dollar exchange rate movements. Between 1972, when the pound sterling was allowed to float against other currencies, and the end of 1992, the pound sterling generally depreciated against most major currencies, including the U.S. Dollar. Between September and December 1992, after the United Kingdom's exit from the Exchange Rate Mechanism of the European Monetary System, the value of the pound sterling fell by almost 20% against the U.S. Dollar. The pound sterling has since recovered due to interest rate cuts throughout Europe and an upturn in the economy of the United Kingdom. The average exchange rate of the U.S. Dollar to the pound sterling was
1.50 in 1993 and 1.44 in 2001.

The United Kingdom's largest stock exchange is the London Stock Exchange, which is the third largest exchange in the world. As measured by the FT-SE 100 index, the performance of the 100 largest companies in the United Kingdom reached 6930.2 at the end of 1999, up approximately 18% from the end of 1998. The FT-SE 100 index closed at 6222.46 at the end of 2000 down approximately 10% from the end of 1999. At the end of 2001, the FT-SE 100 index closed at 5217.40, down approximately 16% from the end of 2000.

The Economic and Monetary Union ("EMU") became effective on January 1, 1999, and is scheduled to become fully implemented by no later than February 28, 2002, when a common currency (the Euro) will become the exclusive currency for European countries that meet the eligibility criteria and choose to participate. Although the United Kingdom meets the eligibility criteria, the government has not taken any action to join the EMU.

From 1979 until 1997 the Conservative Party controlled Parliament. In the May 1, 1997 general elections, however, the Labour Party, led by Tony Blair, won a majority in Parliament, gaining 418 of 659 seats in the House of Commons. Mr. Blair, who was appointed Prime Minister, launched a number of reform initiatives, including an overhaul of the monetary policy framework intended to protect monetary policy from political forces by vesting responsibility for setting interest rates in a new Monetary Policy Committee headed by the Governor of the Bank of England, as opposed to the Treasury. Prime Minister Blair has also undertaken a comprehensive restructuring of the regulation of the financial services industry. The Labour Party was re-elected on June 7, 2001 and now holds 409 of the 659 seats in the House of Commons. For further information regarding the United Kingdom, see the SAI of New Europe Fund.

Investment in Japanese Issuers. Investment in securities of Japanese issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. dollar value of each Fund's investments denominated in the Japanese yen will fluctuate with yen-dollar exchange rate movements. Between 1985 and 1995, the Japanese yen generally appreciated against the U.S. Dollar. Thereafter, the Japanese yen generally depreciated against the U.S. Dollar until mid-1998, when it began to appreciate. In September 1999 the Japanese yen reached a 43-month high against the U.S. Dollar, precipitating a series of interventions by the Japanese government in the currency market, which succeeded in slowing the appreciation of the Japanese yen against the U.S. Dollar. In 2001 the Japanese yen began to depreciate against the U.S. Dollar, reaching a three-year low by year end.

Japan's largest stock exchange is the Tokyo Stock Exchange, the First Section of which is reserved for larger, established companies. As measured by the TOPIX, a capitalization-weighted composite index of all common stocks listed in the First Section, the performance of the First Section reached a peak in 1989. Thereafter, the TOPIX declined approximately 50% through the end of 1997. On December 31, 1999 the TOPIX closed at 1722.20, up approximately 58% from the end of 1998. The TOPIX closed at 1283.67 at the end of 2000, down approximately 25% from the end of 1999. At the end of 2001, the TOPIX closed at 1032.14, down approximately 20% from the end of 2000.


Since the early 1980s, Japan has consistently recorded large current account trade surpluses with the U.S. that have caused difficulties in the relations between the two countries. On October 1, 1994, the U.S. and Japan reached an agreement that was expected to more open Japanese markets with respect to trade in certain goods and services. Since then, the two countries have agreed in principle to increase Japanese imports of American automobiles and automotive parts, as well as other goods and services. Nevertheless, the surpluses have persisted and it is expected that continuing the friction between the U.S. and Japan with respect to trade issues will continue for the foreseeable future.


Each Fund's investments in Japanese issuers will be subject to uncertainty resulting from the instability of recent Japanese ruling coalitions. From 1955 to 1993, Japan's government was controlled by a single political party, the conservative Liberal Democratic party (the "LDP"). Since 1993, Japan has been ruled by six different governments and seven prime ministers. While the LDP remains Japan's largest party and continues to dominate Japanese politics, the LDP has not always been able to gain the majority of either house of the parliament and has had to form coalitions with other parties. The current Prime Minister is Junichiro Koizumi, who was elected by the LDP in April 2001 to replace Yoshiro Mori. For the past several years, Japan's banking industry has been weakened by a significant amount of problem loans. Following the insolvency of one of Japan's largest banks in November 1997, the government proposed several plans designed to strengthen the weakened banking sector. In October 1998, the Japanese parliament approved several new laws that made $508 billion in public funds available to increase the capital of Japanese banks, to guarantee depositors' accounts and to nationalize the weakest banks. Despite these measures, Japanese banks remain in a very weakened condition. The government is formulating new plans to restore the banking sector to good health as well as to reinvigorate Japan's stalled economy. For further information regarding Japan, see the SAIs of Alliance International Fund and Alliance All-Asia Investment Fund.


Investment in Greater China Issuers. China, in particular, but Hong Kong and Taiwan, as well, in significant measure because of their existing and increasing economic, and now in the case of Hong Kong, direct political ties with China, may be subject to a greater degree of economic, political and social instability than is the case in the United States.

China's economy is very much in transition. While the government still controls production and pricing in major economic sectors, significant steps have been taken toward capitalism and China's economy has become increasingly market oriented. China's strong economic growth and ability to attract significant foreign investment in recent years stem from the economic liberalization initiated by Deng Xiaoping, who assumed power in the late 1970s. The economic growth, however, has not been smooth and has been marked by extremes in many respects of inordinate growth, which has not been tightly controlled, followed by rigid measures of austerity.

The rapidity and erratic nature of the growth have resulted in inefficiencies and dislocations, including at times high rates of inflation.

China's economic development has occurred notwithstanding the continuation of the power of China's Communist Party and China's authoritarian government control, not only of centrally planned economic decisions, but of many aspects of the social structure. While a significant portion of China's population has benefited from China's economic growth, the conditions of many leave much room for improvement. Notwithstanding restrictions on freedom of expression and the absence of a free press, and notwithstanding the extreme manner in which past unrest has been dealt with, the 1989 Tianamen Square uprising being a recent reminder, the potential for renewed popular unrest associated with demands for improved social, political and economic conditions cannot be dismissed.

Following the death of Deng Xiaoping in February 1997, Jiang Zemin became the leader of China's Communist Party. The transfer of political power has progressed smoothly and Jiang's popularity and credibility have gradually increased. Jiang continues to consolidate his power, but as of yet does not appear to have the same degree of control as did Deng Xiaoping. Jiang has continued the market-oriented policies of Deng. Currently, China's major economic challenge centers on reforming or eliminating inefficient state-owned enterprises without creating an unacceptable level of unemployment. Recent capitalistic policies have in many respects effectively outdated the Communist Party and the governmental structure, but both remain entrenched. The Communist Party still controls access to governmental positions and closely monitors governmental action.

In addition to the economic impact of China's internal political uncertainties, the potential effect of China's actions, not only on China Itself, but on Hong Kong and Taiwan as well, could also be significant.


China is heavily dependent on foreign trade, particularly with Japan, the U.S., South Korea and Taiwan, as well as trade with Hong Kong. Political developments adverse to its trading partners, as well as political and social repression, could cause the U.S. and others to alter their trading policy towards China. China's long sought admission to the World Trade Organization, however, which became effective on January 1, 2002, enhances China's status in the international community. With much of China's trading activity being funneled through Hong Kong and with trade through Taiwan becoming increasingly significant, any sizable reduction in demand for goods from China would have negative implications for both countries. China is believed to be the largest investor in Hong Kong and its markets and an economic downturn in China would be expected to reverberate through Hong Kong's markets as well.


China has committed by treaty to preserve Hong Kong's autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. Hong Kong is headed by a chief executive, appointed by the central government of China, whose power is checked by both the government of China and a Legislative Council. Although Hong Kong voters voted overwhelmingly for pro-democracy candidates in the May 1998 election and again in the September 2000 election (although by a smaller margin), it remains possible that China could exert its authority so as to alter the economic structure, political structure or existing social policy of Hong Kong. Investor and business confidence in Hong Kong can be affected significantly by such developments, which in turn can affect markets and business performance. In this connection, it is noted that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate-related activities.

The securities markets of China and to a lesser extent Taiwan, are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, Alliance Greater China '97 Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign investment in the securities markets of China and Taiwan is restricted or controlled to varying degrees. These restrictions or controls, which apply to the Alliance Greater China '97 Fund, may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. China and Taiwan require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from China and Taiwan is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose restrictions on foreign capital remittances.

Alliance Greater China '97 Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. The liquidity of the Fund's investments in any country in which any of these factors exists could be affected by any such factor or factors on the Fund's investments. The limited liquidity in certain Greater China markets is a factor to be taken into account in the Fund's valuation of portfolio securities in this category and may affect the Fund's ability to dispose of securities in order to meet redemption requests at the price and time it wishes to do so. It is also anticipated that transaction costs, including brokerage commissions for transactions both on and off the securities exchanges in Greater China countries, will be higher than in the U.S.

Issuers of securities in Greater China countries are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as timely disclosure of information, insider trading rules, restrictions on market manipulation and shareholder proxy requirements. Reporting, accounting and auditing standards of Greater China countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in securities of Greater China country issuers than to investors in securities of U.S. issuers.

Investment in Greater China companies that are in the initial stages of their development involves greater risk than is customarily associated with securities of more established companies. The securities of such companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of established companies or broad market indices.


Investment in Korean Issuers. Korea may be subject to a greater degree of economic, political and social instability than is the case in the United States. Korea's economy and the stability of its currency can be adversely affected by regional or currency turmoil. The economic health of Korea and the Asian region depends on each country's ability to carry out fiscal and monetary reforms, some of which were imposed by the International Monetary Fund as a condition to receiving economic aid in late 1997. The majority of the countries in the Asian region, including Korea, are developing or newly industrialized economies, which tend to experience more economic volatility than developed countries.

While the financial crisis of 1997 has largely abated and Korea has instituted reforms to stabilize its economy, Korea is still faced with economic vulnerabilities and shaken investor confidence. Korea's capital markets have undergone significant reform as well since 1997. The Korean government has taken steps to increase the role of local capital markets in financing and has opened the stock market to foreign investors. However, a small number of companies and industries, including the semi-conductor industry described below, still represent a large portion of the market in Korea. There is no assurance that these or other structural reforms initiated by Korea will be successful in restoring sustainable growth in Korea.

The insolvency of Korea's second largest conglomerate in 1999 created turmoil in financial markets and left investors holding large amounts of worthless bonds. In addition, Korea's banks and insurance companies have a large stock of non-performing loans and a number of significant companies have become insolvent in recent times. Korea's vulnerable financial system could be threatened by further economic instability.

While Korea's manufacturing base has grown, Korea's manufacturing industry as a percentage of GDP has remained stable at approximately 30% since 1988. Korea has developed a strong semi-conductor industry and Korea ranks as one of the world's largest steel producers. The semiconductor industry comprises a major segment of the Korean market. This industry has historically been subject to wide fluctuations in demand and manufacturing capacity and, as a result, can be highly price-sensitive. The semiconductor industry can be significantly affected by currency fluctuations, rapid technological change, and increasing competition from Asia's low-cost emerging economies.

Much of Korea's economy is dependent upon international trade. Korea is still heavily dependent upon imports of capital goods, making its export performance heavily dependent on international prices for these goods. In 2000, capital goods accounted for approximately 40% of the country's total imports in value terms, a level almost unchanged from 1995. Because Korea has few natural resources, it is heavily dependent upon oil, timber and industrial metals. The composition of exports has changed radically over the last 25 years. Exports of labor intensive goods such as clothing, footwear and toys are either stagnant or in decline because of a shift of such operations to lower wage countries in Southeast Asia. At the same time, exports of more sophisticated products, such as memory chips, automobile equipment, and telecommunications equipment, have been growing. North Korea has been a concern to Korea since the end of World War II, due to the threat of military aggression by North Korea. North Korea has purportedly developed nuclear weapons, holds a stockpile of chemical weapons and maintains an army of close to one million. Periodic military incidents between the two serve to fuel concerns of conflict. Relations between North Korea and Korea began to improve with the first-ever inter-Korean summit held in June of 2000. There have been subsequent efforts to improve relations, but tensions between Korea and North Korea are likely to continue for the foreseeable future. For further information regarding Korea, see the SAI for the Korean Investment Fund.

For more information about the Funds, the following documents are available upon request:

o     Annual/Semi-Annual Reports to Shareholders

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

o     Statement of Additional Information (SAI)

Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs are incorporated by reference into (and are legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:      c/o Alliance Global Investor Services, Inc.
              P.O. Box 1520
              Secaucus, NJ 07096-1520

By Phone:     For Information: (800) 221-5672
              For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash. DC 20549-0102

You also may find more information about Alliance and the Funds on the Internet at: www.Alliancecapital.com.

Fund                                                     SEC File No.
-----                                                    -----------
Alliance Premier Growth Fund                             811-06730
Alliance Health Care Fund                                811-09329
Alliance Growth Fund                                     811-05088
Alliance Technology Fund                                 811-03131
Alliance Quasar Fund                                     811-01716

Alliance Mid-Cap Growth Fund                             811-00204

Alliance Growth & Income                                 811-00126
Alliance Balanced Shares                                 811-00134
Alliance New Europe Fund                                 811-06028
Alliance Worldwide Privatization Fund                    811-08426
Alliance International Premier Growth Fund               811-08527
Alliance Global Small Cap Fund                           811-01415
Alliance International Fund                              811-03130
Alliance Greater China '97 Fund                          811-08201
Alliance All-Asia Investment Fund                        811-08776
The Korean Investment Fund                               811-06467



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Privacy Notice (This information is not part of the Prospectus.)

Alliance Capital Management L.P., the Alliance Family of Funds and Alliance Fund Distributors, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information."

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The Alliance Stock Funds

The Alliance Stock Funds provide a broad selection of investment alternatives to investors seeking capital growth or high total return.

Advisor Class Prospectus and Application


February 1, 2002


Domestic Stock Funds

      o Alliance Premier Growth Fund
      o Alliance Health Care Fund
      o Alliance Growth Fund
      o Alliance Technology Fund
      o Alliance Quasar Fund

      o Alliance Mid-Cap Growth Fund


Total Return Funds

      o Alliance Growth and Income Fund
      o Alliance Balanced Shares

Global Stock Funds

      o Alliance New Europe Fund
      o Alliance Worldwide Privatization Fund
      o Alliance International Premier Growth Fund
      o Alliance Global Small Cap Fund
      o Alliance International Fund
      o Alliance Greater China '97 Fund
      o Alliance All-Asia Investment Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                      Alliance Capital [LOGO](R)

Investment Products Offered
---------------------------
 o Are Not FDIC Insured
 o May Lose Value
 o Are Not Bank Guaranteed
---------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

RISK/RETURN SUMMARY......................................................     3
Domestic Stock Funds.....................................................     4
Total Return Funds.......................................................    10
Global Stock Funds.......................................................    12
Summary of Principal Risks...............................................    19
Principal Risks by Fund..................................................    20

FEES AND EXPENSES OF THE FUNDS...........................................    21

GLOSSARY.................................................................    24

DESCRIPTION OF THE FUNDS.................................................    25
Investment Objectives and Principal Policies.............................    25
Description of Additional Investment Practices...........................    34
Additional Risk Considerations...........................................    40

MANAGEMENT OF THE FUNDS..................................................    43

PURCHASE AND SALE OF SHARES..............................................    46
How The Funds Value Their Shares.........................................    46
How To Buy Shares........................................................    46
How To Exchange Shares...................................................    46
How To Sell Shares.......................................................    46

DIVIDENDS, DISTRIBUTIONS AND TAXES.......................................    47

CONVERSION FEATURE.......................................................    48

GENERAL INFORMATION......................................................    49

FINANCIAL HIGHLIGHTS.....................................................    49

APPENDIX A--ADDITIONAL INFORMATION ABOUT THE UNITED KINGDOM, JAPAN, AND
GREATER CHINA COUNTRIES..................................................    54

The Funds' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Alliance Stock Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this Summary.

The Risk/Return Summary describes the Funds' objectives, principal investment strategies, principal risks and fees. Each Fund's Summary page includes a short discussion of some of the principal risks of investing in that Fund. A further discussion of these and other risks begins on page 19.

More detailed descriptions of the Funds, including the risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. Each of the Funds also may at times use certain types of investment derivatives such as options, futures, forwards, and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.


The Risk/Return Summary includes a table for each Fund showing its average annual returns before and after taxes and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

      o how the Fund's average annual returns, before and after taxes, for one, five, and 10 years (or over the life of the Fund if the Fund is less than 10 years old) compare to those of a broad-based securities market index; and


      o changes in the Fund's performance from year to year over 10 years (or over the life of the Fund if the Fund is less than 10 years old).


A Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments you may lose money by investing in the Funds.

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing primarily in U.S. equity markets.

Alliance Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects.

Normally, the Fund invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully-valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this approach, Alliance seeks to gain positive returns in good markets while providing some measure of protection in poor markets. The Fund also may invest up to 20% of its net assets in convertible securities and up to 20% of its total assets in equity securities of non-U.S. companies.

Among the principal risks of investing in the Fund is market risk. Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                             1          5           Since
                                            Year      Years       Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes        -23.72%      9.63%        11.54%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions         -23.72%      8.46%        10.04%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares      -14.45%      8.04%         9.49%
--------------------------------------------------------------------------------
Russell        (reflects no deduction
1000             for fees, expenses,
Growth           or taxes)
Index                                     -20.42%      8.27%         9.10%
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 10/1/96.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

   [The following table was depicted as a bar chart in the printed material.]

                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a   33.11   49.85   29.42   -19.59  -23.72

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 31.15%, 4th quarter, 1998; and
Worst Quarter was down -19.81%, 3rd quarter, 2001.

Alliance Health Care Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is capital appreciation and, secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund invests at least 80%, and normally substantially all, of its net assets in securities issued by companies principally engaged in health care and health care-related industries ("Health Care Industries") (companies principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders). Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies which are expected to profit from the development of new products and services for these industries. Under normal circumstances, the Fund invests primarily in the equity securities of U.S. companies. The Fund may invest up to 40% of its total assets in foreign securities. The Fund may invest in new, smaller or less-seasoned companies as well as in larger, established companies in the Health Care Industries.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. Unlike many other equity funds, the Fund invests in the securities of companies principally engaged in Health Care Industries. As a result, certain economic conditions and market changes that affect those industries may have a more significant effect on the Fund's net asset value than on the value of a more broadly diversified fund. For example, the Fund's share price could be affected by changes in competition, legislation or government regulation, government funding, product liability and other litigation, the obsolescence or development of products, or other factors specific to the health care and health sciences industries. The Fund's investments in foreign securities have foreign risk and currency risk. The Fund's investment in small- to mid-capitalization companies have capitalization risk. These investments may be more volatile than investments in large-cap companies.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                        1           Since
                                                      Year        Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes                  -17.27%          5.46%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions                   -17.27%          5.36%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares                -10.52%          4.36%
--------------------------------------------------------------------------------
S&P 500        (reflects no deduction
Index            for fees, expenses,
                 or taxes)                          -11.88%         -4.65%
--------------------------------------------------------------------------------
S&P            (reflects no deduction
Healthcare       for fees, expenses,
Composite        or taxes)                          -12.21%          5.18%
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 8/27/99.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual return for the Advisor Class shares.


   [The following table was depicted as a bar chart in the printed material.]

                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a     n/a     n/a     n/a    32.96  -17.27

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 14.85%, 2nd quarter, 2000; and
Worst Quarter was down -19.10%, 2nd quarter, 2001.

Alliance Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund emphasizes investments in large- and mid-cap companies. The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds and generally up to 20% of its total assets in foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in lower-rated, fixed-income securities and convertible bonds, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                             1          5           Since
                                            Year      Years       Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes        -24.29%      5.02%         6.49%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions         -24.29%      3.13%         4.47%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares      -14.79%      4.16%         5.29%
--------------------------------------------------------------------------------
S&P 500        (reflects no deduction
Index            for fees, expenses,
                 or taxes)                -11.88%     10.70%        11.47%
--------------------------------------------------------------------------------
Russell        (reflects no deduction
3000             for fees, expenses,
Index            or taxes)                -11.46%     10.14%        10.99%
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 10/1/96.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares.


   [The following table was depicted as a bar chart in the printed material.]

                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a   27.46   28.55   25.96   -18.24  -24.29

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 28.97%, 4th quarter, 1998; and
Worst Quarter was down -23.56%, 1st quarter, 2001.

Alliance Technology Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is growth of capital. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that use technology extensively in the development of new or improved products or processes. Within this framework, the Fund may invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies or in new or unseasoned companies. The Fund also may invest in debt securities and up to 25% of its total assets in foreign securities.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. In addition, technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. To the extent the Fund invests in debt and foreign securities, your investment has interest rate risk, credit risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                             1          5           Since
                                            Year      Years       Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes        -25.66%     10.69%        11.21%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions         -25.68%      9.80%        10.32%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares      -15.61%      8.87%         9.31%
--------------------------------------------------------------------------------
S&P 500        (reflects no deduction
Index            for fees, expenses,
                 or taxes)                -11.88%     10.70%        11.47%
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 10/1/96.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares.


   [The following table was depicted as a bar chart in the printed material.]

                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a    4.84   63.68   72.32   -24.42  -25.66

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 44.69%, 4th quarter, 1999; and
Worst Quarter was down -35.25%, 3rd quarter, 2001.

Alliance Quasar Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund generally invests in a widely-diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. The Fund currently emphasizes investment in small cap companies. The Fund invests in well-known and established companies and in new and unseasoned companies. The Fund can invest in the equity securities of any company and industry and in any type of security with potential for capital appreciation. When selecting securities, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capabilities and practices. The Fund also may invest in non-convertible bonds, preferred stocks, and foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Fund invests in non-convertible bonds, preferred stocks, and foreign stocks, your investment has interest rate risk, credit risk, foreign risks and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                             1          5           Since
                                            Year      Years       Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes        -13.40%      0.48%         1.03%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions         -13.40%     -0.81%        -1.23%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares       -8.16%     -0.09%        -0.09%
--------------------------------------------------------------------------------
Russell        (reflects no deduction
2000             for fees, expenses,
Growth           or taxes)
Index                                      -9.23%      2.87%         3.71%
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 10/1/96.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares.


   [The following table was depicted as a bar chart in the printed material.]

                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a   17.48   -4.30   13.25    -7.10  -13.40

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 25.18%, 4th quarter, 2001; and
Worst Quarter was down -28.79%, 3rd quarter, 2001.

Alliance Mid-Cap Growth Fund
--------------------------------------------------------------------------------


OBJECTIVE:

The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. Under normal circumstances, the Fund invests at least 80% of its net assets in mid-capitalization companies. The Fund also may invest in convertible securities, U.S. Government securities, and foreign securities.


Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in convertible securities and U.S. Government securities, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have currency risk and foreign risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                             1          5           Since
                                            Year      Years       Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes        -17.97%      4.26%         5.91%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions         -17.97%      1.47%         2.32%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares      -10.94%      2.72%         3.72%
--------------------------------------------------------------------------------
Russell        (reflects no deduction
Mid-Cap          for fees, expenses,
Growth           or taxes)
Index                                     -20.15%      9.02%         9.56%
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 10/1/96.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares.


   [The following table was depicted as a bar chart in the printed material.]

                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a   36.27   -2.41   33.95   -15.68  -17.97

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 26.29%, 4th quarter, 1999; and
Worst Quarter was down -25.51%, 3rd quarter, 2001.

TOTAL RETURN FUNDS

The Total Return Funds offer investors seeking both growth of capital and current income a range of investment alternatives.

Alliance Growth and Income Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is appreciation through investments primarily in dividend-paying common stocks of good quality, although the Fund also may invest in fixed-income and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. The Fund also may invest in fixed-income and convertible securities and in securities of foreign issuers.

Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                             1          5           Since
                                            Year      Years       Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes         -1.62%     14.44%        15.76%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions          -2.58%     11.75%        12.30%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares       -0.46%     11.00%        11.66%
--------------------------------------------------------------------------------
Russell        (reflects no deduction
1000             for fees, expenses,
Value            or taxes)
Index                                      -5.59%     11.13%        11.99%
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 10/1/96.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares.


   [The following table was depicted as a bar chart in the printed material.]

                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a   29.57   21.48   11.33    13.84   -1.62

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 23.28%, 4th quarter, 1998; and
Worst Quarter was down -13.81%, 3rd quarter, 2001.

Alliance Balanced Shares
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is high return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests in a diversified portfolio of equity and fixed-income securities. The percentage of the Fund's assets invested in each type of security will vary, but the Fund will not purchase a security if, as a result, less than 25% of the Fund's total assets will be invested in fixed-income securities. The Fund invests in common and preferred stocks, U.S. Government and agency securities, bonds and senior debt securities. The Fund's investments in each type of security depends on current economic conditions and market outlooks. The Fund also may invest up to 15% of its total assets in foreign equity and fixed-income securities.


Among the principal risks of investing in the Fund are market risk, interest rate risk, credit risk and allocation risk. To the extent the Fund invests in foreign securities, your investment has foreign risk and currency risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                             1          5           Since
                                            Year      Years       Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes           2.03%    12.35%        12.77%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions            0.58%     9.13%         8.87%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares         1.66%     8.79%         8.76%
--------------------------------------------------------------------------------
S&P 500        (reflects no deduction
Index            for fees, expenses,
                 or taxes)                 -11.88%    10.70%        11.47%
--------------------------------------------------------------------------------
Lehman         (reflects no deduction
Gov't            for fees, expenses,
Bond             or taxes)                   7.23%     7.40%         7.30%
Index
--------------------------------------------------------------------------------
Solomon        (reflects no deduction
1 Year           for fees, expenses,
Treasury         or taxes)                   7.07%     6.08%         6.05%
Index
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 10/1/96.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares.


   [The following table was depicted as a bar chart in the printed material.]

                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a   27.43   16.03    5.22    12.75    2.03

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 13.52%, 4th quarter, 1998; and
Worst Quarter was down -6.58%, 3rd quarter, 2001.

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors seeking long-term capital appreciation a range of alternative approaches to investing in foreign securities.

Alliance New Europe Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investments primarily in the equity securities of companies based in Europe.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in equity securities of European companies. The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries, although it may invest 25% or more of its assets in issuers in a single country. The Fund may invest up to 20% of its net assets in high-quality, U.S. Dollar or foreign currency denominated, fixed-income securities issued or guaranteed by European governmental entities, European or multinational companies, or supranational organizations. At December 31, 2001, the Fund had approximately 33% of its assets invested in securities of United Kingdom issuers.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risks.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                             1          5           Since
                                            Year      Years       Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes        -22.16%      5.72%         7.32%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions         -22.16%      3.66%         4.77%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares      -13.50%      4.24%         5.32%
--------------------------------------------------------------------------------
MSCI           (reflects no deduction
Europe           for fees, expenses,
Index            or taxes)                -19.64%      6.56%         7.77%
--------------------------------------------------------------------------------
MSCI           (reflects no deduction
Europe           for fees, expenses,
Growth           or taxes)
Index                                     -24.19%      2.93%         4.12%
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 10/1/96.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares.


   [The following table was depicted as a bar chart in the printed material.]

                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a   17.08   25.39   26.53    -8.61  -22.16

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 24.91%, 4th quarter, 1999; and
Worst Quarter was down -19.61%, 3rd quarter, 1998.

Alliance Worldwide Privatization Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities issued by enterprises that are undergoing or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries of privatizations. The Fund takes advantage of investment opportunities, historically inaccessible to U.S. individual investors, that result from the privatization of state enterprises in both established and developing economies. Because privatizations are integral to a country's economic restructuring, securities sold in initial public offerings often are attractively priced to secure the issuer's transition to private sector ownership. In addition, these enterprises often dominate their local markets and have the potential for significant managerial and operational efficiency gains.

The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may invest up to 30% of its total assets in any one of France, Germany, Great Britain, Italy, and Japan and may invest all of its assets in a single world region. The Fund also may invest up to 35% of its total assets in debt securities and convertible debt securities of privatized companies.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Companies that have undergone privatization could have more risk because they have no operating history as a private company. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risks.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                             1          5           Since
                                            Year      Years       Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes        -17.96%      3.61%         4.63%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions         -17.96%      0.85%         1.23%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares      -10.94%      2.31%         2.88%
--------------------------------------------------------------------------------
MSCI           (reflects no deduction
World            for fees, expenses,
Index            or taxes)
(minus
the U.S.)                                 -21.16%      1.42%         1.90%
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 10/1/96.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares.


   [The following table was depicted as a bar chart in the printed material.]

                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a   13.45    9.33   56.62   -25.06  -17.96

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 34.27%, 4th quarter, 1999; and
Worst Quarter was down -17.42%, 3rd quarter, 1998.

Alliance International Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of comparatively large, high-quality, international companies. The Fund invests in at least four, and usually considerably more, countries. Normally, the Fund invests no more than 15% of its total assets in issuers of any one foreign country, but may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Unlike more typical international equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of approximately 900 companies.

Normally, the Fund invests in about 50 companies, with the 35 most highly regarded of these companies usually constituting approximately 70%, and often more, of the Fund's net assets. The Fund invests in companies with market values generally in excess of $10 billion. Alliance may take advantage of market volatility to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund strives to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund invests primarily in equity securities and also may invest in convertible securities.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, since the Fund invests in a smaller number of securities than many other international equity funds, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                        1           Since
                                                      Year        Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes                  -20.00%        -3.02%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions                   -20.00%        -3.29%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares                -12.18%        -2.44%
--------------------------------------------------------------------------------
MSCI           (reflects no deduction
EAFE             for fees, expenses,
Index            or taxes)                          -21.21%         1.65%
--------------------------------------------------------------------------------
MSCI           (reflects no deduction
EAFE             for fees, expenses,
Growth           or taxes)
Index                                               -24.41%        -1.16%
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 3/3/98.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------

The following chart shows the annual returns for the Advisor Class shares.

   [The following table was depicted as a bar chart in the printed material.]


                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a     n/a     n/a   47.51   -25.04  -20.00


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 30.50%, 4th quarter, 1999; and
Worst Quarter was down -15.12%, 3rd quarter, 2001.

Alliance Global Small Cap Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital through investment in a global portfolio of equity securities of selected companies with relatively small market capitalizations.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of global companies, both domestic and foreign, with relatively small market capitalizations. Under normal circumstances, the Fund will invest at least 80% of its net assets in small cap companies. The Fund's investments emphasize companies that are in the smallest 20% of the U.S. stock market. Although these companies are small by U.S. standards, they may be among the largest companies in their own countries. The Fund may invest up to 20% of its net assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund invests in at least three countries including the U.S.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Investments in small-capitalization companies tend to be more volatile than investments in large-cap or mid-cap companies.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                             1          5           Since
                                            Year      Years       Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes        -24.86%      0.39%         0.86%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions         -24.86%     -2.11%        -2.36%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares      -15.14%     -0.66%        -0.59%
--------------------------------------------------------------------------------
MSCI           (reflects no deduction
World            for fees, expenses,
Index            or taxes)                -16.52%      5.74%         6.34%
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 10/1/96.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares.


   [The following table was depicted as a bar chart in the printed material.]

                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a    8.44    3.81   46.91   -17.94  -24.86

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 32.13%, 4th quarter, 1999; and
Worst Quarter was down -24.34%, 3rd quarter, 2001.

Alliance International Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is total return from long-term growth of capital and income primarily through investment in a broad portfolio of marketable securities of established international companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S. and in foreign government securities.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of established international companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S., and foreign government securities. The Fund diversifies its investments broadly among countries and normally invests in companies in at least three foreign countries, although it may invest a substantial portion of its assets in companies in one or more foreign countries.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                             1          5           Since
                                            Year      Years       Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes        -20.71%    -0.75%         -0.39%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions         -20.71%    -3.17%         -3.11%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares      -12.61%    -0.99%         -0.83%
--------------------------------------------------------------------------------
MSCI           (reflects no deduction
EAFE             for fees, expenses,
Index            or taxes)                -21.21%     1.17%          1.65%
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 10/1/96.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares.


   [The following table was depicted as a bar chart in the printed material.]

                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a    1.59    9.96   35.12   -19.53  -20.71

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 26.08%, 4th quarter, 1999; and
Worst Quarter was down -17.80%, 3rd quarter, 1998.

Alliance Greater China '97 Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investment of at least 80% of its total assets in equity securities of Greater China companies.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in equity securities of Greater China companies, which are companies in China, Hong Kong, and Taiwan. Of these countries, the Fund expects to invest a significant portion of its assets, which may be greater than 50%, in Hong Kong companies and may invest all of its assets in Hong Kong companies or companies of either of the other Greater China countries. The Fund also may invest in convertible securities and equity-linked debt securities issued or guaranteed by Greater China companies or Greater China Governments, their agencies, or instrumentalities. As of December 31, 2001 the Fund had approximately 81% of its assets invested in securities of Hong Kong companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency rate risk. Because it invests in Greater China companies, the Fund's returns will be significantly more volatile and differ substantially from those of U.S. markets generally. Your investment also has the risk that market changes or other events affecting the Greater China countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value. In addition, the Fund is "non-diversified," meaning that it invests more of its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in debt securities have interest rate and credit risks.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                        1           Since
                                                      Year        Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes                  -11.53%        -4.66%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions                   -11.53%        -4.74%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares                 -7.02%        -3.71%
--------------------------------------------------------------------------------
MSCI           (reflects no deduction
China            for fees, expenses,
Free             or taxes)                          -26.04%       -31.03%
Index
--------------------------------------------------------------------------------
MSCI           (reflects no deduction
Hong             for fees, expenses,
Kong             or taxes)
Index                                               -21.20%        -6.11%
--------------------------------------------------------------------------------
MSCI           (reflects no deduction
Taiwan           for fees, expenses,
Index            or taxes)                            8.77%       -11.55%
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 9/3/97.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares.


   [The following table was depicted as a bar chart in the printed material.]

                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a     n/a   -7.87   83.38   -24.27  -11.53

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 49.44%, 4th quarter, 1999; and
Worst Quarter was down -28.15%, 3rd quarter, 2001.

Alliance All-Asia Investment Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund primarily invests in securities of various types of companies based in Asia. The Fund invests at least 65% of its total assets in equity securities, preferred stocks, and equity-linked debt securities issued by Asian companies and may invest more than 50% of its total assets in equity securities of Japanese issuers. The Fund also may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities, and may invest up to 25% of its net assets in convertible securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities issued by Asian companies and Asian debt securities. At December 31, 2001, the Fund had approximately 50% of its total assets invested in securities of Japanese companies.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in Asian and Pacific region countries and emerging markets, the Fund's returns will be significantly more volatile and may differ substantially from the overall U.S. market generally. Your investment has the risk that market changes or other factors affecting Asian and Pacific region countries and other emerging markets, including political instability and unpredictable economic conditions, may have a more significant effect on the Fund's net asset value. To the extent that the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. In addition, the Fund's investments in debt securities have interest rate and credit risks.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                             1          5           Since
                                            Year      Years       Inception*
--------------------------------------------------------------------------------
Advisor        Return Before Taxes        -25.00%   -10.86%       -10.66%
Class**        -----------------------------------------------------------------
               Return After Taxes
                 on Distributions         -25.00%   -11.28%       -11.26%
               -----------------------------------------------------------------
               Return After Taxes on
                 Distributions and
                 Sale of Fund Shares      -15.22%    -8.09%        -7.97%
--------------------------------------------------------------------------------
MSCI All       (reflects no deduction
Country          for fees, expenses,
Asia             or taxes)
Pacific
Free
Index                                    -21.84%    -8.84%        -8.98%
--------------------------------------------------------------------------------
*     Inception Date for Advisor Class shares: 10/1/96.
**    After-tax Returns:
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares


   [The following table was depicted as a bar chart in the printed material.]

                               Calendar Year End
  92      93      94      95      96      97      98      99      00      01
--------------------------------------------------------------------------------
  n/a     n/a     n/a     n/a     n/a  -34.83  -12.15  119.50   -40.27  -25.00

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 39.04%, 4th quarter, 1999; and
Worst Quarter was down -22.22%, 4th quarter, 2000.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund will change with changes in the values of that Fund's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Fund's portfolio as a whole. These risks and the Funds particularly subject to these risks appear in a chart at the end of the section. All of the Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Funds, their investments, and related risks.

MARKET RISK

This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods. All of the Alliance Stock Funds are subject to market risk.

INDUSTRY/SECTOR RISK


This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry could have a major effect on the value of a Fund's investments. Funds particularly subject to this risk are Alliance Health Care Fund, and Alliance Technology Fund. This risk may be greater for Alliance Technology Fund because technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.


CAPITALIZATION RISK


This is the risk of investments in small- to mid-capitalization companies. Investments in mid-cap companies may be more volatile than investments in large-cap companies. Alliance Growth Fund and Alliance Mid-Cap Growth Fund are particularly subject to this risk. Investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. A Fund's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets or financial resources. Alliance Health Care Fund, Alliance Quasar Fund and Alliance Global Small Cap Fund are particularly subject to this risk.


INTEREST RATE RISK


This is the risk that changes in interest rates will affect the value of a Fund's investments in income-producing, fixed-income (i.e., debt) securities. Increases in interest rates may cause the value of a Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is particularly applicable to Funds that invest in fixed-income securities and is greater for those Alliance StockFunds that invest a substantial portion of their assets in fixed-income securities, such as Alliance Growth and Income Fund and Alliance Balanced Shares. Interest rate risk is greater for those Funds that invest in lower-rated securities or comparable unrated securities ("junk bonds").


CREDIT RISK

This is the risk that the issuer of a security, or the other party to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is applicable to Funds that invest in fixed-income securities and is greater for those Alliance Stock Funds that invest more of their assets in lower-rated securities.

FOREIGN RISK

This is the risk of investments in issuers located in foreign countries. All Alliance Stock Funds with foreign securities are subject to this risk, including, in particular, Alliance Health Care Fund, Alliance Technology Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment.

CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Fund's investments. Funds with foreign securities are subject to this risk, including, in particular, Alliance Health Care Fund, Alliance Technology Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund.

COUNTRY OR GEOGRAPHIC RISK

This is the risk of investments in issuers located in a particular country or geographic region. Market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions, may have a particularly significant effect on a Fund's net asset value. The Funds particularly subject to this risk are Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund.

MANAGEMENT RISK

Each Alliance Stock Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

FOCUSED PORTFOLIO RISK

Funds, such as Alliance Premier Growth Fund and Alliance International Premier Growth Fund, that invest in a limited number of companies, may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. Similarly, Alliance Greater China '97 Fund may have more risk because it is "non-diversified," meaning that it can invest more of its assets in a smaller number of companies than many other international funds.

ALLOCATION RISK

Alliance Balanced Shares has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

PRINCIPAL RISKS BY FUND
--------------------------------------------------------------------------------

The following chart summarizes the principal risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.


----------------------------------------------------------------------------------------------------------------------------------
                                     Industry/ Capital- Interest                         Country or            Focused
                              Market  Sector   ization    Rate   Credit Foreign Currency Geographic  Manage-  Portfolio Allocation
Fund                           Risk    Risk      Risk     Risk    Risk   Risk     Risk      Risk    ment Risk   Risk       Risk
----------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Fund     o                                                                      o         o
----------------------------------------------------------------------------------------------------------------------------------
Alliance Health Care Fund        o       o         o                       o        o                   o
----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Fund             o                 o        o       o      o        o                   o
----------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Fund         o       o                                 o        o                   o
----------------------------------------------------------------------------------------------------------------------------------
Alliance Quasar Fund             o                 o                                                    o
----------------------------------------------------------------------------------------------------------------------------------
Alliance Mid-Cap Growth Fund     o                 o                                                    o
----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and
Income Fund                      o                          o       o                                   o
----------------------------------------------------------------------------------------------------------------------------------
Alliance Balanced Shares         o                          o       o                                   o                  o
----------------------------------------------------------------------------------------------------------------------------------
Alliance New Europe Fund         o                                         o        o         o         o
----------------------------------------------------------------------------------------------------------------------------------
Alliance Worldwide
Privatization Fund                       o                                 o        o         o         o
----------------------------------------------------------------------------------------------------------------------------------
Alliance International
Premier Growth Fund              o                                         o        o                   o         o
----------------------------------------------------------------------------------------------------------------------------------
Alliance Global Small Cap
Fund                             o                 o                       o        o                   o
----------------------------------------------------------------------------------------------------------------------------------
Alliance International Fund      o                                         o        o         o         o
----------------------------------------------------------------------------------------------------------------------------------
Alliance Greater China '97
Fund                             o                                         o        o         o         o         o
----------------------------------------------------------------------------------------------------------------------------------
Alliance All-Asia Investment
Fund                             o                                         o        o         o         o
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                             Advisor Class Share
                                                             -------------------
Maximum Front-end or Deferred Sales Charge (Load)            None
(as a percentage of original purchase
price or redemption proceeds,
whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES

The Examples are to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


             Operating Expenses                             Examples
--------------------------------------------     -------------------------------

Alliance Premier Growth Fund

Management fees                         .93%     After 1 year           $   127
Distribution (12b-1) fees              None      After 3 years          $   397
Other expenses                          .32%     After 5 years          $   686
                                      -----      After 10 years         $ 1,511
Total fund operating expenses          1.25%
                                      =====

Alliance Health Care Fund

Management fees                         .95%     After 1 year           $   145
Distribution (12b-1) fees              None      After 3 years          $   449
Other expenses                          .47%     After 5 years          $   776
                                      -----      After 10 years         $ 1,702
Total fund operating expenses          1.42%
                                      =====

Alliance Growth Fund

Management fees                         .71%     After 1 year           $   100
Distribution (12b-1) fees              None      After 3 years          $   312
Other expenses                          .27%     After 5 years          $   542
                                      -----      After 10 years         $ 1,201
Total fund operating expenses           .98%
                                      =====

Alliance Technology Fund

Management fees                         .94%     After 1 year           $   129
Distribution (12b-1) fees              None      After 3 years          $   403
Other expenses                          .33%     After 5 years          $   697
                                      -----      After 10 years         $ 1,534
Total fund operating expenses          1.27%
                                      =====

Alliance Quasar Fund

Management fees                         .93%     After 1 year           $   155
Distribution (12b-1) fees              None      After 3 years          $   480
Other expenses                          .59%     After 5 years          $   829
                                      -----      After 10 years         $ 1,813
Total fund operating expenses          1.52%
                                      =====

Alliance Mid-Cap Growth Fund

Management fees                         .71%     After 1 year           $   110
Distribution (12b-1) fees              None      After 3 years          $   343
Other expenses                          .37%     After 5 years          $   595
                                      -----      After 10 years         $ 1,317
Total fund operating expenses          1.08%
                                      =====


--------------------------------------------------------------------------------
Please refer to footnotes on page 23.

             Operating Expenses                             Examples
--------------------------------------------     -------------------------------

Alliance Growth and
Income Fund(a)

Management fees                         .60%     After 1 year           $    86
Distribution (12b-1) fees              None      After 3 years          $   268
Other expenses                          .24%     After 5 years          $   466
                                      -----      After 10 years         $ 1,037
Total fund operating expenses           .84%
                                      =====

Alliance Balanced Shares Fund

Management fees                         .54%     After 1 year           $    93
Distribution (12b-1) fees              None      After 3 years          $   290
Other expenses                          .37%     After 5 years          $   504
                                      -----      After 10 years         $ 1,120
Total fund operating expenses           .91%
                                      =====

Alliance New Europe Fund

Management fees                         .93%     After 1 year           $   151
Distribution (12b-1) fees              None      After 3 years          $   468
Other expenses                          .55%     After 5 years          $   808
                                      -----
Total fund operating expenses          1.48%     After 10 years         $ 1,768
                                      =====

Alliance Worldwide
Privatization Fund

Management fees                        1.00%     After 1 year           $   153
Distribution (12b-1) fees              None      After 3 years          $   474
Other expenses                          .50%     After 5 years          $   818
                                      -----      After 10 years         $ 1,791
Total fund operating expenses          1.50%
                                      =====

Alliance International
Premier Growth Fund

Management fees                        1.00%     After 1 year           $   189
Distribution (12b-1) fees              None      After 3 years          $   585
Other expenses                          .86%     After 5 years          $ 1,006
                                      -----      After 10 years         $ 2,180
Total fund operating expenses          1.86%
                                      =====

Alliance Global
Small Cap Fund

Management Fees                        1.00%     After 1 year           $   186
Distribution (12b-1) Fees              None      After 3 years          $   576
Other Expenses                          .83%     After 5 years          $   990
                                      -----      After 10 years         $ 2,148
Total fund operating expenses          1.83%
                                      =====

Alliance International Fund

Management fees                         .94%     After 1 year           $   161
Distribution (12b-1) fees              None      After 3 years (c)      $   528
Other expenses                          .78%     After 5 years (c)      $   920
                                      -----      After 10 years (c)     $ 2,019
Total fund operating expenses          1.72%
                                      =====
Waiver and/or expense
  reimbursement (b)                    (.14)%
                                      =====
Net expenses                           1.58%
                                      =====

Alliance Greater
China '97 Fund

Management fees                        1.00%     After 1 year           $   224
Distribution (12b-1) fees              None      After 3 years (c)      $ 2,064
Other expenses                         8.35%     After 5 years (c)      $ 3,746
                                      -----      After 10 years (c)     $ 7,354
Total fund operating expenses          9.35%
                                      =====
Waiver and/or expense
  reimbursement (b)                   (7.14)%
                                      =====
Net expenses                           2.21%
                                      =====


--------------------------------------------------------------------------------
Please refer to footnotes on page 23.

             Operating Expenses                             Examples
--------------------------------------------     -------------------------------

Alliance All-Asia
Investment Fund

Management fees                        1.00%     After 1 year           $   273
Distribution (12b-1) fees              None      After 3 years(c)       $   877
Administration fees                     .15%     After 5 years(c)       $ 1,507
Other operating expenses               1.74%     After 10 years(c)      $ 3,200
                                      -----
Total fund operating expenses          2.89%
                                      =====
Waiver and/or expense
  reimbursement(b)                     (.19)%
                                      =====
Net expenses                           2.70%
                                      =====


--------------------------------------------------------------------------------

(a) Reflects the increase in the advisory fee effective as of December 7, 2000.
(b) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the end of the Fund's current fiscal year and may be extended by Alliance for additional one year terms.
(c) These examples assume that Alliance's agreement to waive management fees and/or reimburse Fund expenses is not extended beyond its initial period.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by foreign governments, quasi-governmental entities, governmental agencies or other governmental entities.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

TYPES OF COMPANIES OR COUNTRIES

Asian company is an entity that (i) is organized under the laws of an Asian country and conducts business in an Asian country, (ii) derives 50% or more of its total revenues from business in Asian countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in an Asian country.

Asian countries are Australia, the Democratic Socialist Republic of Sri Lanka, the Hong Kong Special Administrative Region of the People's Republic of China (Hong Kong), the Islamic Republic of Pakistan, Japan, the Kingdom of Thailand, Malaysia, Negara Brunei Darussalam (Brunei), New Zealand, the People's Republic of China, the People's Republic of Kampuchea (Cambodia), the Republic of China (Taiwan), the Republic of India, the Republic of Indonesia, the Republic of Korea (South Korea), the Republic of the Philippines, the Republic of Singapore, the Socialist Republic of Vietnam and the Union of Myanmar.

European company is a company (i) organized under the laws of a European country that issues equity or debt securities that are traded principally on a European stock exchange, or (ii) a company that derives 50% or more of its total revenues or profits from businesses in Europe.

Greater China company is an entity that (i) is organized under the laws of a Greater China country and conducts business in a Greater China country, (ii) derives 50% or more of its total revenues from businesses in Greater China countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a Greater China country. A company of a particular Greater China country is a company that meets any of these criteria with respect to that country.

Greater China countries are the People's Republic of China ("China"), the Hong Kong Special Administrative Region of the People's Republic of China ("Hong Kong") and the Republic of China ("Taiwan").

Health Care Industries include the health care and health care-related (including health sciences) industries. These industries are principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders. Companies in these fields include, but are not limited to, pharmaceutical firms; companies that design, manufacture or sell medical supplies, equipment and support services; companies that operate hospitals and other health care facilities; and companies engaged in medical, diagnostic, biochemical, biotechnological or other health sciences research and development.

International company is an entity that (i) is organized under the laws of a foreign country and conducts business in a foreign country, (ii) derives 50% or more of its total revenues from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a foreign country.

Non-U.S. company is an entity that (i) is organized under the laws of a foreign country, (ii) has its principal place of business in a foreign country, and
(iii) issues equity or debt securities that are traded principally in a foreign country. Securities issued by non-U.S. companies are known as foreign securities. Securities issued by a company that does not fit the definition of a non-U.S. company are considered to be issued by a U.S. company.

RATING AGENCIES, RATED SECURITIES AND INDEXES

EAFE Index is Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Index.

Fitch is Fitch, Inc., the international rating agency formed through the merger of Fitch IBCA, Inc. & Duff & Phelps Credit Rating Co.

Investment grade securities are fixed-income securities rated Baa and above by Moody's or BBB and above by S&P or Fitch, or determined by Alliance to be of equivalent quality.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the Funds' investment objectives, principal strategies and risks. Of course, there can be no assurance that any Fund will achieve its investment objective.

Please note that:

o Additional discussion of the Funds' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

o The description of the principal risks for a Fund may include risks described in the Summary of Principal Risks above. Additional information about the risks of investing in a Fund can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of each Fund's strategies, investments and risks can be found in the Fund's Statement of Additional Information or SAI.

o Except as noted, (i) the Funds' investment objectives are "fundamental" and cannot be changed without a shareholder vote, and (ii) the Funds' investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in a Fund's portfolio after they are purchased by the Fund will not cause the Fund to be in violation of such limitation.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing in the U.S. equity markets.

Alliance Premier Growth Fund

Alliance Premier Growth Fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund normally invests at least 80% of its total assets in the equity securities of U.S. companies. Normally, about 40-60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Fund is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.

Alliance's investment strategy for the Fund emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Fund, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Alliance thus seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

Alliance expects the average market capitalization of companies represented in the Fund's portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

The Fund also may:

o     invest up to 20% of its net assets in convertible securities;

o     invest up to 20% of its total assets in foreign securities;

o purchase and sell exchange-traded index options and stock index futures contracts;

o write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets;

o     invest up to 5% of its net assets in rights or warrants; and

o make loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Health Care Fund


Alliance Health Care Fund seeks capital appreciation and, secondarily, current income. In seeking to achieve its investment objective, under normal circumstances the Fund invests at least 80% of its net assets in securities issued by companies principally engaged in Health Care Industries. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders.


The Fund seeks investments in both new, smaller and less seasoned companies and well-known, larger and established companies. Whenever possible, investments in new, smaller or less seasoned companies will be made with a view to benefiting from the development and growth of new products and markets in Health Care Industries. Investments in these companies may offer more reward but may also entail more risk than is generally true of larger, established companies.

While the Fund anticipates that a substantial portion of its portfolio will be invested in the securities of U.S. companies, the Fund is not limited to investing in such securities. Many companies in the forefront of world medical technology are located outside the United States, primarily in Japan and Europe. Accordingly, the Fund may invest up to 40% of its total assets in foreign securities, including up to 25% in issuers located in any one foreign country. However, no more than 5% of the Fund's total net assets may be invested in securities of issuers located in emerging market countries.

Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies that are expected to profit from the development of new products and services for these industries. Examples of such emerging technologies and services include:

o New methods for administering drugs to a patient, such as surgical implants and skin patches that enhance the effectiveness of the drugs and may reduce patient side effects by delivering the drugs in precise quantities over a prolonged time period or by evading natural body defense mechanisms which delay the effect of the drugs;

o Developments in medical imaging such as the application of computer technology to the output of conventional x-ray systems that allow for cross-sectional images of soft tissue and organs (CT scanning) and continuous imaging (digital radiography) as well as more advanced nuclear medicine, ultrasound and magnetic resonance imaging (MRI);

o Advances in minimally invasive surgical techniques, such as angioplasty and related technologies for diseased blood vessels and laser beams for the eye, general and cardiovascular surgery, which provide greater effectiveness, lower cost and improved patient safety than more traditional surgical techniques;

o New therapeutic pharmaceutical compounds that control or alleviate disease, including prescription and non-prescription drugs and treatment regimes for conditions not controlled, alleviated or treatable by existing medications or treatments and chemical or biological pharmaceuticals for use in diagnostic testing;

o Advances in molecular biology such as signal transduction, cell adhesion and cell to cell communication which have facilitated a rapid increase in new classes of drugs. These have included monoclonal antibodies, bio-engineered proteins and small molecules from novel synthesis and screening techniques;

o Genomics, which allows scientists to better understand the causes of human diseases, and in some cases has led to the manufacture of proteins for use as therapeutic drugs;

o Gene chips and other equipment that provide for the screening, diagnosis and treatment of diseases;

o The introduction of large scale business efficiencies to the management of nursing homes, acute and specialty hospitals, as well as free-standing outpatient facilities, surgical centers and rehabilitation centers;

o Adaptations of microprocessors for use by pharmaceutical manufacturers, hospitals, doctors and others in Health Care Industries to increase distribution efficiency;

o Health care delivery organizations that combine cost effectiveness with high quality medical care and help address the rising cost of health care; and

o The sale of prescription drugs and pharmaceuticals to consumers via the Internet.

The Fund's portfolio may also include companies that provide traditional products and services currently in use in Health Care

Industries and that are likely to benefit from any increases in the general demand for such products and services. The following are examples of the products and services that may be offered by companies in Health Care
Industries:

o Drugs or Pharmaceuticals, including both ethical and proprietary drugs, drug administration products and pharmaceutical components used in diagnostic testing;

o Medical Equipment and Supplies, including equipment and supplies used by health service companies and individual practitioners, such as electronic equipment used for diagnosis and treatment, surgical and medical instruments and other products designed especially for Health Care Industries;

o Health Care Services, including the services of clinical testing laboratories, hospitals, nursing homes, clinics, centers for convalescence and rehabilitation, and products and services for home health care; and

o Medical Research, including scientific research to develop drugs, processes or technologies with possible commercial application in Health Care Industries.

The Fund also may:

o     purchase or sell forward foreign currency exchange contracts;

o     enter into forward commitments for the purchase or sale of securities;

o make secured loans of portfolio securities of up to 20% of its total assets; and

o     enter into repurchase agreements.

Alliance Growth Fund

Alliance Growth Fund seeks long-term growth of capital. Current income is only an incidental consideration. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund's investment objective is not fundamental.

The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds. The Fund generally will not invest in securities rated at the time of purchase below Caa- by Moody's and CCC- by S&P or Fitch or in securities judged by Alliance to be of comparable investment quality. From time to time, however, the Fund may invest in securities rated in the lowest grades (i.e., C by Moody's or D or equivalent by S&P or Fitch) or securities of comparable investment quality if there are prospects for an upgrade or a favorable conversion into equity securities. If the credit rating of a security held by the Fund falls below its rating at the time of purchase (or Alliance determines that the credit quality of the security has deteriorated), the Fund may continue to hold the security if such investment is considered appropriate under the circumstances.

The Fund also may:

o     invest in zero-coupon and payment-in-kind bonds;

o invest in foreign securities, although not generally in excess of 20% of its total assets;

o buy or sell foreign currencies, options on foreign currencies, and foreign currency futures contracts (and related options) and enter into forward foreign currency exchange contracts;

o     enter into forward commitments;

o buy and sell stock index futures contracts and options on future contracts and on stock indices;

o purchase and sell futures contracts and options on futures contracts and U.S. Treasury securities;

o     write covered call and put options;

o     purchase and sell put and call options;

o     make loans of portfolio securities of up to 25% of its total assets; and

o     enter into repurchase agreements of up to 25% of its total assets.

Alliance Technology Fund


Alliance Technology Fund emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The Fund may seek income by writing listed call options. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). The Fund, under normal circumstances, will invest at least 80% of its net assets in the securities of these companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund normally will invest substantially all its assets in equity securities, but it also may invest in debt securities offering an opportunity for price appreciation. The Fund will invest in listed and unlisted securities, in U.S. securities, and up to 25% of its total assets in foreign securities.


The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Fund also may:

o write covered call options on its securities of up to 15% of its total assets and purchase exchange-listed call and put options, including exchange-traded index put options of up to, for all options, 10% of its total assets;

o     invest up to 10% of its total assets in warrants; and

o     make loans of portfolio securities of up to 30% of its total assets.

Because the Fund invests primarily in technology companies, factors affecting those types of companies could have a significant effect on the Fund's net asset value. In addition, the Fund's investments in technology stocks, especially those of smaller, less seasoned companies, tend to be more volatile than the overall market. The Fund's investments in debt and foreign securities have credit risk and foreign risk.

Alliance Quasar Fund

Alliance Quasar Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests for capital appreciation and only incidentally for current income. The Fund's practice of selecting securities based on the possibility of appreciation cannot, of course, ensure against a loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and investors who want assured income or preservation of capital should not invest in the Fund.

The Fund invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies. When selecting securities for the Fund, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capability and practices.

The Fund invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Fund invests in listed and unlisted U.S. and foreign securities. The Fund can periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to a company regardless of general business conditions or movements of the market as a whole.

The Fund also may:

o purchase and sell forward and futures contracts and options on the securities for hedging purposes;

o make short sales of securities against the box but not more than 15% of its net assets may be deposited on short sales;

o write covered call options of up to 15% of its total assets and purchase and sell put and call options written by others of up to, for all options, 10% of its total assets; and

o make loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Investments in smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in non-convertible bonds, preferred stocks and foreign stocks may have credit risk and foreign risk.


Alliance Mid-Cap Growth Fund

Alliance Mid-Cap Growth Fund seeks long-term growth of capital and income primarily through investment in common stocks. The Fund normally invests substantially all of its assets in common stocks that Alliance believes will appreciate in value. Under normal circumstances, the Fund will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders.
Prior to February 1, 2002, the Fund was known as The Alliance Fund. The
Fund also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Fund may invest without limit in foreign securities. The Fund generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Fund also may:

o write exchange-traded covered call options on up to 25% of its total assets;

o make secured loans of portfolio securities of up to 25% of its total assets; and

o enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets.


TOTAL RETURN FUNDS


The Total Return Funds provide a range of investment alternatives to investors seeking both growth of capital and current income.

Alliance Growth and Income Fund

Alliance Growth and Income Fund seeks appreciation through investments primarily in dividend-paying common stocks of good quality. The Fund also may invest in fixed-income securities and convertible securities.

The Fund also may try to realize income by writing covered call options listed on domestic securities exchanges. The Fund also invests in foreign securities. Since the purchase of foreign securities entails certain political and economic risks, the Fund restricts its investments in these securities to issues of high quality.

The Fund also may:

o purchase and sell forward and futures contracts and options on these securities for hedging purpose; and

o make secured loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Alliance Balanced Shares

Alliance Balanced Shares seeks a high return through a combination of current income and capital appreciation. Although the Fund's investment objective is not fundamental, the Fund is a "balanced" fund as a matter of fundamental policy. The Fund invests in equity securities of high-quality, financially strong, dividend-paying companies. Normally, the Fund's investments will consist of about 60% in stocks, but stocks may make up to 75% of its investments. The Fund will not purchase a security if as a result less than 25% of its total assets will be in fixed-income securities. These investments may include short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks to the extent that their values are attributable to their fixed-income characteristics. Other than this restriction, the percentage of the Fund's assets invested in each type of security will vary.

The Fund invests in U.S. Government securities, bonds, senior debt securities, and preferred and common stocks in such proportions and of such type as Alliance deems best adapted to the current economic and market outlooks. The Fund may invest up to 15% of its total assets in foreign equity and fixed-income securities eligible for purchase by the Fund under its investment policies described above.

The Fund also may:

o enter into contracts for the purchase or sale for future delivery of foreign currencies;

o purchase and sell forward and futures contracts and options on these securities for hedging purposes;

o purchase and write put and call options on foreign currencies and enter into forward foreign currency exchange contracts for hedging purposes;

o subject to market conditions, write covered call options listed on a domestic exchange to realize income; and

o make loans of portfolio securities of up to 331/3% of its total assets (including collateral for any security loaned).

As a balanced fund, the Fund has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors the opportunity to participate in the potential for long-term capital appreciation available from investment in foreign securities.

Alliance New Europe Fund


Alliance New Europe Fund seeks long-term capital appreciation through investment primarily in the equity securities of companies based in Europe. The Fund has a fundamental policy of normally investing at least 65% of its total assets in these securities. However, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of European companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund may invest up to 20% of its net assets in high-quality U.S. Dollar or foreign currency denominated fixed-income securities issued or guaranteed by European governmental entities, or by European or multinational companies or supranational organizations.


The Fund expects that it will invest primarily in the more established and liquid markets in Europe. However, the Fund may also invest in the lesser-developed markets in Europe including those countries in Southern and Eastern Europe, as well as the former communist countries in the Soviet Union. The Fund does not expect to invest more than 20% of its total assets in these developing markets under normal circumstances or more than 10% of its total assets in issuers based in any one of these developing countries.


In managing the Fund, Alliance utilizes a disciplined approach to invest on a bottom-up basis in those companies exhibiting the best available combination of sustainable fundamental growth at a reasonable price. Alliance's approach emphasizes proprietary qualitative and quantitative inputs provided by its in-house analysts. Internal analysis focuses primarily on large to upper-medium capitalization stocks (those with a market value of $3 billion and above). Country and industry exposures are by-products of the stock selection process. Alliance does not actively manage currency exposures for this Fund, but may hedge underlying exposures back to U.S. Dollars when conditions are perceived to be extreme.


Stock selection focuses on companies in growth industries that exhibit above-average growth based on a competitive or sustainable advantage based on brand, technology, or market share. A stock is typically sold when its relative fundamentals are no longer as attractive as other investment opportunities available to the Fund. This may be a function of the stock having achieved its fair market value, deterioration in fundamentals relative to Alliance's expectations, or because the management team loses confidence in company management.

The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries. The Fund's investment policies do not require that the Fund concentrate its investments in any single country. However, these policies also do not prevent the Fund from concentrating its investments in a single country and in recent years the Fund has invested more than 25% of its total assets in the United Kingdom. The Fund may invest without limit in any single European country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country.

The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o invest in depositary receipts or other securities convertible into securities of companies based in European countries, debt securities of supranational entities denominated in the Euro or the currency of any European country, debt securities denominated in the Euro of an issuer in a European country (including supranational issuers), and "semi-governmental securities";

o     purchase and sell forward contracts;

o write covered call or put options and sell and purchase exchange-traded put and call options, including exchange-traded index options;

o enter into futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and futures contracts based on stock indices, and purchase and write options on futures contracts;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;

o     enter into standby commitment agreements;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into forward commitments.

The Fund's investments in foreign countries and smaller countries may have more risk because they tend to be more volatile than the overall stock market. To the extent the Fund invests a substantial amount of its assets in a particular European country, your investment is subject to the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in U.S. Dollar- or foreign currency-denominated fixed-income securities have interest rate and credit risk.

Alliance Worldwide Privatization Fund


Alliance Worldwide Privatization Fund seeks long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization (as described below). However, under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities of enterprises that are undergoing or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries of privatizations. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund is designed for investors desiring to take advantage of investment opportunities, historically inaccessible to U.S. individual investors, that are created by privatizations of state enterprises in both established and developing economies. These companies include those in Western Europe and Scandinavia, Australia, New Zealand, Latin America, Asia, Eastern and Central Europe and, to a lesser degree, Canada and the United States.


The Fund's investments in enterprises undergoing privatization may comprise three distinct situations. First, the Fund may invest in the initial offering of publicly traded equity securities (an "initial equity offering") of a government- or state-owned or controlled company or enterprise (a "state enterprise"). Secondly, the Fund may purchase securities of a current or former state enterprise following its initial equity offering. Finally, the Fund may make privately negotiated purchases of stock or other equity interests in a state enterprise that has not yet conducted an initial equity offering. Alliance believes that substantial potential for capital appreciation exists as privatizing enterprises rationalize their management structures, operations and business strategies in order to compete efficiently in a market economy and the Fund will thus emphasize investments in such enterprises.

Privatization is a process through which the ownership and control of companies or assets changes in whole or in part from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Governments and states with established economies, including France, Great Britain, Germany, and Italy, and those with developing economies, including Argentina, Mexico, Chile, Indonesia, Malaysia, Poland, and Hungary, are engaged in privatizations. The Fund will invest in any country believed to present attractive investment opportunities.

A major premise of the Fund's approach is that the equity securities of privatized companies offer opportunities for significant capital appreciation. In particular, because privatizations are integral to a country's economic restructuring, securities sold in initial equity offerings often are priced attractively to secure the issuer's successful transition to private sector ownership. Additionally, these enterprises often dominate their local markets and typically have the potential for significant managerial and operational efficiency gains.

The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may maintain no more than 15% of its total assets in issuers in any one foreign country, except that the Fund may invest up to 30% of its total assets in issuers in any one of France, Germany, Great Britain, Italy and Japan. The Fund may invest all of its assets within a single region of the world.

The Fund may invest up to 35% of its total assets in debt securities and convertible debt securities. The Fund may invest up to 5% of its net assets in lower-rated securities. The Fund will not retain a non-convertible security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o     make short sales of securities or maintain a short position;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

Investments in non-U.S. companies and smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in debt securities and convertible securities have interest risk and credit risk.

Alliance International Premier Growth Fund

Alliance International Premier Growth Fund seeks long-term capital appreciation by investing predominately in the equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund will invest under normal circumstances at least 85% of its total assets in equity securities. The Fund makes investments based upon their potential for capital appreciation. Current income is incidental to that objective.

In the main, the Fund's investments will be in comparatively large, high-quality companies. Normally, about 50 companies will be represented in the Fund's portfolio, and the 35 most highly regarded of these companies usually will constitute approximately 70%, and often more, of the Fund's net assets. The Fund thus differs from more typical international equity mutual funds by focusing on a relatively small number of intensively researched companies. The Fund is designed for investors seeking to accumulate capital over time. Because of market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. There is, of course, no assurance that the Fund's investment objective will be met.

Alliance expects that the market capitalization of the companies represented in the Fund's portfolio will generally be in excess of $10 billion.

Within the investment framework of the Fund, Alliance's Large Cap Growth Group, headed by Alfred Harrison, Alliance's Vice Chairman, has responsibility for managing the Fund's portfolio. As discussed below, in selecting the Fund's portfolio investments, Alliance's Large Cap Growth Group will follow a structured, disciplined research and investment process that is essentially similar to that which it employs in managing the Alliance Premier Growth Fund.

In managing the Fund's assets, Alliance's investment strategy will emphasize stock selection and investment in the securities of a limited number of issuers. Alliance depends heavily upon the fundamental analysis and research of its large global equity research team situated in numerous locations around the world. Its global equity analysts follow a research universe of approximately 900 companies. As one of the largest multinational investment management firms, Alliance has access to considerable information concerning the companies in its research universe, an in-depth understanding of the products, services, markets and competition of these companies, and a good knowledge of their management. Research emphasis is placed on the identification of companies whose superior prospective earnings growth is not fully reflected in current market valuations.

Alliance constantly adds to and deletes from this universe as fundamentals and valuations change. Alliance's global equity analysts rate companies in three categories. The performance of each analyst's ratings is an important determinant of his or her incentive compensation. The equity securities of "one-rated" companies are expected to significantly outperform the local market in local currency terms. All equity securities purchased for the Fund's portfolio will be selected from the universe of approximately 100 "one-rated" companies. As noted above, the Fund usually invests approximately 70% of its net assets in the approximately 35 most highly regarded of these companies. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund diversifies its investments among at least four, and usually considerably more, countries. No more than 15% of the Fund's total assets will be invested in issuers in any one foreign country, except that the Fund may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in issuers in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Within these limits, geographic distribution of the Fund's investments among countries or regions also will be a product of the stock selection process rather than a predetermined allocation. To the extent that the Fund concentrates its assets within one region or country, the Fund may be subject to any special risks associated with that region or country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country. While the Fund may engage in currency hedging programs in periods in which Alliance perceives extreme exchange rate risk, the Fund normally will not make significant use of currency hedging strategies.

In the management of the Fund's investment portfolio, Alliance will seek to utilize market volatility judiciously (assuming no change in company fundamentals) to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund will strive to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. Under normal circumstances, the Fund will remain substantially fully invested in equity securities and will not take significant cash positions for market timing purposes. Rather, through "buying into declines" and "selling into strength," Alliance seeks superior relative returns over time.

The Fund also may:

o     invest up to 20% of its total assets in convertible securities;

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock and may purchase and write options on such future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into standby commitment agreements;

o     enter into forward commitments;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain short positions of no more than 5% of its net assets as collateral for short sales;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

Because the Fund invests in a smaller number of securities than many other equity funds, your investment also has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Global Small Cap Fund


Alliance Global Small Cap Fund seeks long-term growth of capital through investment in a global portfolio of the equity securities of selected companies with relatively small market capitalizations. The Fund's portfolio emphasizes companies with market capitalizations that would have placed them (when purchased) in about the smallest 20% by market capitalization of actively traded U.S. companies. Because the Fund applies the U.S. size standard on a global basis, its foreign investments might rank above the lowest 20%, and, in fact, might in some countries rank among the largest, by market capitalization in local markets. Normally, the Fund invests at least 80% of its net assets in equity securities of these smaller capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. These companies are located in at least three countries, one of which may be the U.S. The Fund may invest up to 20% of its net assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund's portfolio securities may be listed on a U.S. or foreign exchange or traded over-the-counter.


The Fund also may:

o invest up to 20% of its total assets in warrants to purchase equity securities;

o invest in depositary receipts or other securities representing securities of companies based in countries other than the U.S.;

o     purchase or sell forward foreign currency contracts;

o write covered call options on its securities of up to 15% of its total assets, and purchase exchange-traded call and put options, including put options on market indices of up to, for all options, 10% of its total assets; and

o make secured loans of portfolio securities of up to 30% of its total assets.

One of the Fund's principal risks is its investments in smaller capitalization companies. Alliance believes that smaller capitalization companies often have sales and earnings growth rates exceeding those of larger companies and that these growth rates tend to cause more rapid share price appreciation. Investing in smaller capitalization stocks, however, involves greater risk than is associated with larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets, or financial resources. They may be dependent for management on one or a few key persons and can be more susceptible to losses and risks of bankruptcy. Their securities may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings. For these reasons, the Fund's investments may have a greater chance of loss than investments in securities of larger capitalization companies. In addition, transaction costs in small capitalization stocks may be higher than in those of larger capitalization companies.

The Fund's investments in international companies and in smaller companies will be more volatile and may differ substantially from the overall U.S. market.

Alliance International Fund

Alliance International Fund seeks a total return on its assets from long-term growth of capital and from income primarily through a broad portfolio of marketable securities of established international companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S. and foreign government securities. Normally, the Fund will invest more than 80% of its assets in these types of companies.

The Fund expects to invest primarily in common stocks of established international companies that Alliance believes have potential for capital appreciation or income or both, but the Fund is not required to invest exclusively in common stocks or other equity securities. The Fund may invest in any other type of investment grade security, including convertible securities, as well as in warrants, or obligations of the U.S. or foreign governments and their political subdivisions.

The Fund intends to diversify its investments broadly among countries and normally invests in at least three foreign countries, although it may invest a substantial portion of its assets in one or more of these countries. The Fund may invest in companies, wherever organized, that Alliance judges have their principal activities and interests outside the U.S. These companies may be located in developing countries, which involves exposure to economic structures that are generally less diverse and mature and to political systems that can be expected to have less stability than those of developed countries. The Fund currently does not intend to invest more than 10% of its total assets in companies in, or governments of, developing countries.

The Fund also may:

o     purchase or sell forward foreign currency exchange contracts;

o write covered call or put options, sell and purchase U.S. or foreign exchange-listed put and call options, including exchange-traded index options;

o enter into futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and stock index futures, and purchase and write put and call options on futures contracts traded on U.S. or foreign exchanges or over-the-counter;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;

o     make loans of portfolio securities of up to 30% of its total assets; and

o enter into repurchase agreements of up to seven days' duration for up to 10% of the Fund's total assets.

Investments in foreign countries may have more risk because they tend to be more volatile than the U.S. stock market. To the extent that the Fund invests a substantial amount of its assets in a particular foreign country, an investment in the Fund has the risk that market changes or other events affecting that country may have a more significant effect, either negative or positive, on the Fund's net asset value.


On January 25, 2002, the Trustees of Alliance International Fund ("AIF") approved the acquisition of the assets and liabilities of AIF (the "Acquisition") by AllianceBernstein International Value Fund, a series of AllianceBernstein Trust ("International Value"). The Trustees of International Value similarly approved the Acquisition on January 24, 2002. Approval of the Acquisition also requires the affirmative vote of a majority of the outstanding shares of AIF and a special meeting of shareholders of AIF is expected to be held in May 2002 for this purpose. Approval of the Acquisition by the shareholders of International Value is not required. If the Acquisition is approved by the AIF shareholders, AIF would, prior to the Acquisition, liquidate approximately 90% of its investment portfolio, which would entail brokerage costs and effect AIF's net asset value. AIF would then transfer all of its assets and liabilities to International Value in exchange for International Value shares of the appropriate classes, which would then be distributed to AIF shareholders on a relative net asset value basis. Proxy materials relating to the Special Meeting are expected to be mailed in mid-March 2002 to all AIF shareholders of record as of March 1, 2002 (the "Record Date"). If approved by AIF shareholders, the Acquisition is expected to close within a few weeks after the Special Meeting. A shareholder who buys shares of AIF after the Record Date will not be entitled to vote those shares on the Acquisition but may request a copy of the proxy materials. The Acquisition is expected to be a tax-free transaction and shareholders of AIF will not be assessed any sales charges in connection with the Acquisition.

Alliance Greater China '97 Fund


Alliance Greater China '97 Fund is a non-diversified investment company that seeks long-term capital appreciation through investment, under normal circumstances, of at least 80% of its net assets in equity securities issued by Greater China companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund expects to invest a significant portion, which may be greater than 50%, of its assets in equity securities of Hong Kong companies and may invest, from time to time, all of its assets in Hong Kong companies or companies of either of the other Greater China countries.


Alliance believes that over the long term conditions are favorable for expanding economic growth in all three Greater China countries. It is this potential which the Fund hopes to take advantage of by investing both in established and new and emerging companies. Appendix A has additional information about the Greater China countries.

In addition to investing in equity securities of Greater China companies, the Fund may invest up to 20% of its total assets in (i) debt securities issued or guaranteed by Greater China companies or by Greater China governments, their agencies or instrumentalities, and (ii) equity or debt securities issued by issuers other than Greater China companies. The Fund will invest only in investment grade securities. The Fund will sell a security that is downgraded below investment grade or is determined by Alliance to have undergone a similar credit quality deterioration, the Fund will sell of that security.

The Fund also may:

o     invest up to 25% of its net assets in convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 20% of its net assets in loans and other direct debt securities;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

All or some of the policies and practices listed above may not be available to the Fund in the Greater China countries and the Fund will utilize these policies only to the extent permissible.

The Fund's investments in Greater China companies will be significantly more volatile and may differ significantly from the overall U.S. market. Your investment also has the risk that market changes or other events affecting the Greater China countries may have a more significant effect on the Fund's net asset value. In addition, the Fund is "non-diversified," meaning that it invests more of its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance All-Asia Investment Fund


Alliance All-Asia Investment Fund's investment objective is long-term capital appreciation. The Fund invests at least 65% of its total assets in equity securities (for the purposes of this investment policy, rights, warrants, and options to purchase common stocks are not deemed to be equity securities), preferred stocks and equity-linked debt securities issued by Asian companies. The Fund may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities. The Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of Asian companies and Asian debt securities. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund may also invest in securities issued by non-Asian issuers. The Fund expects to invest, from time to time, a significant portion, which may be in excess of 50%, of its assets in equity securities of Japanese companies.


The Fund will invest in companies believed to possess rapid growth potential. Thus, the Fund will invest in smaller, emerging companies, but will also invest in larger, more established companies in such growing economic sectors as capital goods, telecommunications, and consumer services.

The Fund will primarily invest in investment grade debt securities, but may maintain no more than 5% of its net assets in lower-rated securities, lower-rated loans, and other lower-rated direct debt instruments. The Fund will not retain a security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Fund also may:

o     invest up to 25% of its net assets in convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 25% of its net assets in loans and other direct debt instruments;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

The Fund's investments in Asian and Pacific region countries will be significantly more volatile and may differ significantly from the overall U.S. market. To the extent the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in debt securities have interest rate and credit risk.

DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES

This section describes the Funds' investment practices and associated risks. Unless otherwise noted, a Fund's use of any of these practices was specified in the previous section.

Asset-Backed Securities. Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools of leases, retail installment loans, revolving credit receivables, and other payment obligations, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities as determined by Alliance may share some or all of the risks of non-convertible debt securities with those ratings.

Currency Swaps. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

Depositary Receipts and Securities of Supranational Entities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

Equity-Linked Debt Securities. Equity-linked debt securities are securities on which the issuer is obligated to pay interest and/or principal that is linked to the performance of a specified index of equity securities. The interest or principal payments may be significantly greater or less than payment obligations for other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by a Fund. As with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. A Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but a Fund may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments enables a Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis to obtain the benefit of currently higher cash yields. If, however, Alliance were to forecast incorrectly the direction of interest rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. No forward commitments will be made by Alliance Health Care Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund or Alliance All-Asia Investment Fund if, as a result, the Fund's aggregate commitments under the transactions would be more than 30% of its total assets. In the event the other party to a forward commitment transaction were to default, a Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

Forward Foreign Currency Exchange Contracts. A Fund may purchase or sell forward foreign currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). A Fund will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). A Fund will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, a Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. Alliance New Europe Fund, Alliance Global Small Cap Fund and Alliance International Fund will not enter into a forward contract with a term of more than one year or if, as a result, more than 50% of its total assets would be committed to such contracts. Alliance New Europe Fund's, Alliance Global Small Cap Fund's and Alliance International Fund's investments in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Alliance Growth Fund also may purchase and sell foreign currency on a spot basis.


Illiquid Securities. The Funds will limit their investments in illiquid securities to no more than 15% of their net assets, except the limit is 10% for Alliance Health Care Fund, Alliance International Fund, Alliance Technology Fund, Alliance New Europe Fund, and Alliance Global Small Cap Fund and 5% for Alliance Mid-Cap Growth Fund and Alliance Growth Fund. Illiquid securities generally include: (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.


Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. Alliance will monitor the liquidity of a Fund's investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by a Fund.

A Fund that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which a Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities.

Interest Rate Transactions (Swaps, Caps, and Floors). Each Fund that may enter into interest rate transactions expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Funds do not intend to use these transactions in a speculative manner.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). With respect to Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, the exchange commitments can involve payments in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor.

A Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. A Fund will not enter into an interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party is rated in the highest rating category of at least one nationally recognized rating organization. Alliance will monitor the creditworthiness of counterparties on an ongoing basis. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they may be less liquid than swaps.

The use of interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Alliance were to incorrectly forecast market values, interest rates and other applicable factors, the investment performance of a Fund would be adversely affected by the use of these investment techniques. Moreover, even if Alliance is correct in its forecasts, there is a risk that the transaction position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate transactions that may be entered into by a Fund that is permitted to enter into such transactions. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

Loans and Other Direct Debt Instruments. Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other creditors. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation than debt securities. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand. Loans and other direct debt instruments are generally illiquid and may be transferred only through individually negotiated private transactions.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. Failure to receive scheduled interest or principal payments on these types of investments could adversely affect a Fund's net asset value and yield. Loans that are fully secured offer a Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Making loans to borrowers whose creditworthiness is poor may involve substantial risks and may be highly speculative.

Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of government issuers will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified on the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating a Fund to pay additional cash on demand. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Loans of Portfolio Securities. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund's investment risks. Each Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. A Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is for cross-hedging purposes if a Fund does not own the underlying security, and the position is designed to provide a hedge against a decline in value in another security that the Fund owns or has the right to acquire. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by a Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. A Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

Alliance Technology Fund and Alliance Global Small Cap Fund will not write a call option if the premium to be received by the Fund would not produce an annualized return of at least 15% of the then current market value of the securities subject to the option (without giving effect to commissions, stock transfer taxes and other expenses that are deducted from premium receipts).

Options purchased or written by a Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Options on Currencies. As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. For Funds that may invest in options on currencies, see the Fund's SAI for further discussion of the use, risks, and costs of options on currencies.

Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

A Fund will purchase options on futures contracts written or purchased by a Fund that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.

No Fund will enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of its total assets, or in the case of Alliance International Premier Growth Fund 100% of its total assets. Alliance Premier Growth Fund, Alliance Quasar Fund, Alliance Balanced Shares, and Alliance Growth and Income Fund may not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures. Alliance Premier Growth Fund; Alliance Quasar Fund, Alliance Balanced Shares, and Alliance Growth and Income Fund may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

Rights and Warrants. A Fund will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Short Sales. A short sale is effected by selling a security that a Fund does not own, or, if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Alliance Worldwide Privatization Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, each may make short sales of securities or maintain short positions only for the purpose of deferring realization of gain or loss for U.S. federal income tax purposes, provided that at all times when a short position is open the Fund owns an equal amount of securities of the same issue as, and equal in amount to, the securities sold short. In addition, each of those Funds may not make a short sale if as a result more than 10% of the Fund's net assets would be held as collateral for short sales. The other Funds may utilize short selling in order to attempt both to protect their portfolios against the effects of potential downtrends in the securities markets and as a means of enhancing their overall performance. Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund may not make a short sale if as a result more than 25% of the Fund's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although a Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. Investments in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 25% with respect to Alliance New Europe Fund and 50% with respect to Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, of the Fund's assets at the time of making the commitment.

There is no guarantee that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund will bear the risk of capital loss in the event that the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Zero-Coupon and Payment-in-Kind Bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer to make current interest payments on the bonds in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. These bonds may involve greater credit risks than bonds paying interest currently. Although these bonds do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Future Developments. A Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

General. The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively. In addition, a Fund's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to a Fund for U.S. federal income tax purposes.

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position. For temporary defensive purposes, each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high-quality (depending on the Fund) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. For Funds that may invest in foreign countries, such securities also may include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While the Funds are investing for temporary defensive purposes, they may not achieve their investment objectives.

ADDITIONAL RISK CONSIDERATIONS

Investment in certain of the Funds involves the special risk considerations described below. These risks may be heightened when investing in emerging markets.

Currency Considerations. Substantially all of the assets of Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, and a substantial portion of the assets of Alliance Global Small Cap Fund are invested in securities denominated in foreign currencies. The Funds receive a corresponding portion of their revenues in foreign currencies. Therefore, the dollar equivalent of their net assets, distributions, and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. If the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. Dollars to meet distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Fund may engage in currency hedging transactions, as described above, which involve certain special risks.

Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Fund whose investment portfolio includes foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.


Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary or indefinite restrictions on foreign capital remittances.


A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures that may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on a Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.


The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars, or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization or other confiscation, a Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.


Alliance International Fund, Alliance New Europe Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund may invest substantial amounts of their assets in United Kingdom issuers, Japanese issuers, and/or Greater China issuers. Please refer to Appendix A for a discussion of risks associated with investments in these countries.

Investment in Privatized Enterprises by Alliance Worldwide Privatization Fund. In certain jurisdictions, the ability of foreign entities, such as the Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized. Furthermore, in the case of certain of the enterprises in which the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Most state enterprises or former state enterprises go through an internal reorganization of management prior to conducting an initial equity offering in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. After making an initial equity offering, enterprises that may have enjoyed preferential treatment from the respective state or government that owned or controlled them may no longer receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Investment in Smaller, Emerging Companies. The Funds may invest in smaller, emerging companies. Alliance New Europe Fund and Alliance Global Small Cap Fund will emphasize investment in, and Alliance All-Asia Investment Fund and Alliance Greater China '97 Fund may emphasize investment in, smaller, emerging companies. Investment in such companies involves greater risks than is customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel which have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.

U.S. and Foreign Taxes. A Fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

Fixed-Income Securities. The value of each Fund's shares will fluctuate with the value of its investments. The value of each Fund's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

Under normal market conditions, the average dollar-weighted maturity of a Fund's portfolio of debt or other fixed-income securities is expected to vary between five and 30 years in the case of Alliance All-Asia Investment Fund and between one year or less and 30 years in the case of all other Funds that invest in such securities. In periods of increasing interest rates, each of the Funds may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Fund's portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P or Fitch, are subject to greater credit risk or loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Fund may experience difficulty in valuing the securities for the purpose of computing a Fund's net asset value. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Fund's securities than would be the case if a Fund did not invest in lower-rated securities.

In seeking to achieve a Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in a Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Fund.

Certain lower-rated securities may contain call or buy-back features that permit the issuers thereof to call or repurchase such securities. Such securities may present risks based on prepayment expectations. If an issuer exercises such a provision, a Fund may have to replace the called security with a lower-yielding security, resulting in a decreased rate of return to the Fund.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


Each Fund's Adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of September 30, 2001 totaling more than $421 billion (of which more than $163 billion represented assets of investment companies). As of September 30, 2001, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 37 of the nation's FORTUNE 100 companies), for public employee retirement funds in 44 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 50 registered investment companies managed by Alliance, comprising 139 separate investment portfolios, currently have more than 7.1 million shareholder accounts.


Alliance provides investment advisory services and order placement facilities for the Funds. For these advisory services, the Funds paid Alliance as a percentage of average daily net assets:


                                         Fee as a percentage of        Fiscal
Fund                                    average daily net assets*    Year Ending
----                                    -------------------------    -----------

Alliance Premier Growth Fund                        .93                11/30/01
Alliance Health Care Fund                           .95                 6/30/01
Alliance Growth Fund                                .71                10/31/01
Alliance Technology Fund                            .94                11/30/01
Alliance Quasar Fund                                .93                 9/30/01
Alliance Mid-Cap Growth Fund                        .71                11/30/01
Alliance Growth and Income Fund**                   .60                10/31/01
Alliance Balanced Shares Fund                       .54                 7/31/01
Alliance New Europe Fund                            .93                 7/31/01
Alliance Worldwide Privatization Fund              1.00                 6/30/01
Alliance International Premier Growth
  Fund                                             1.00                11/30/01
Alliance Global Small Cap Fund                     1.00                 7/31/01
Alliance International Fund                         .80                 6/30/01
Alliance Greater China '97 Fund                       0                 7/31/01
Alliance All-Asia Investment Fund                   .90                10/31/01
--------------------------------------------------------------------------------

* Fees are stated net of any waivers and/or reimbursements. See the "Fee Table" at the beginning of the Prospectus for more information about fee waivers.
**    Reflects the increase in the advisory fee effective December 7, 2000.

In connection with providing advisory services to Alliance Greater China '97 Fund, Alliance has, at its expense, retained as a consultant New Alliance, a joint venture company headquartered in Hong Kong, which was formed in 1997 by Alliance and Sun Hung Kai Properties Limited. New Alliance provides Alliance with ongoing, current, and comprehensive information and analysis of conditions and developments in Greater China countries.

Portfolio Managers

The following table lists the person or persons who are primarily responsible for the day-to-day management of each Fund's portfolio, the length of time that each person has been primarily responsible for the Fund, and each person's principal occupation during the past five years.

                                                          Principal Occupation
                                                          During the Past
Fund                     Employee; Year; Title            Five (5) Years
--------------------------------------------------------------------------------

Alliance Premier         Alfred Harrison; since           *
Growth Fund              inception--Vice Chairman
                         of Alliance Capital
                         Management Corporation
                         (ACMC)**

Alliance Health          Norman Fidel; since inception    *
Care Fund                --Senior Vice President
                         of ACMC

Alliance Growth          Jane Mack Gould; since 2000      *
Fund                     --Senior Vice President
                         of ACMC

                         Alan Levi; since 2000            *
                         --Senior Vice President
                         of ACMC

Alliance Technology      Gerald T. Malone; since 1992     *
Fund                     --Senior Vice President
                         of ACMC


Alliance Quasar          Bruce K. Aronow; since 1999      Associated with
Fund                     --Senior Vice President          Alliance since 1999;
                         of ACMC                          prior thereto, Vice
                                                          President at Invesco
                                                          since 1998; prior
                                                          thereto, Vice
                                                          President at LGT Asset
                                                          Management since prior
                                                          to 1997.

Alliance Mid Cap         John L. Blundin; since 2001      *
Growth Fund              --Executive Vice President
                         of ACMC


                         Alan Levi; since 2001            *
                         --(see above)

Alliance Growth and      Paul Rissman; since 1994
Income Fund              --Senior Vice President
                         of ACMC

Alliance Balanced        Paul Rissman; since 1997         *
Shares Fund              --(see above)

Alliance New Europe      Stephen Beinhacker; since 1997    *
Fund                     --Senior Vice President
                         of ACMC

                                                          Principal Occupation
                                                          During the Past
Fund                     Employee; Year; Title            Five (5) Years
--------------------------------------------------------------------------------

Alliance Worldwide       Mark H. Breedon; since           *
Privatization Fund       inception, Vice President
                         of ACMC and Director
                         and Senior Vice President
                         of Alliance Capital Limited***


Alliance International   Guru M. Baliga; since 2001       Associated with
Premier Growth Fund      --Senior Vice President          Alliance since 1998;
                         of ACMC                          prior thereto,
                                                          senior portfolio
                                                          manager and head of
                                                          the research based
                                                          large cap growth team
                                                          at American Express
                                                          Financial Corporation
                                                          since prior to 1997.


Alliance Global          Bruce Aronow; since 1999         (see above)
Small Cap Fund           --(see above)

                         Mark D. Breedon; since 1998      *
                         --(see above)

Alliance                 Edward Baker III; since 2000     *
International Fund       --Senior Vice President
                         of ACMC

Alliance Greater         Matthew W.S. Lee; since 1997     Associated with
China '97 Fund           --Vice President of ACMC         Alliance since 1997;
                                                          prior thereto,
                                                          associated with
                                                          National Mutual Funds
                                                          Management (Asia) and
                                                          James Capel and Co.

Alliance All-Asia        Hiroshi Motoki; since 1998       *
Investment Fund          --Senior Vice President
                         of ACMC and director of
                         Japanese/Asian Equity
                         research


                         Manish Singhai; since 2000       Associated with
                         --Vice President of ACMC         Alliance since 1998;
                                                          prior thereto,
                                                          associated with
                                                          Caspian Securities
                                                          Ltd. as head of Asian
                                                          technology research.


--------------------------------------------------------------------------------
* Unless indicated otherwise, persons associated with Alliance have been employed in a substantially similar capacity to their current position.
**    The sole general partner of Alliance.
***   An indirect wholly-owned subsidiary of Alliance.

Performance of Similarly Managed Portfolios. In addition to managing the assets of Alliance Premier Growth Fund, Mr. Harrison has ultimate responsibility for the management of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those for Alliance Premier Growth Fund, except for the ability of Alliance Premier Growth Fund to use futures and options as hedging tools and to invest in warrants. The Historical Portfolios also are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which Alliance Premier Growth Fund, as a registered investment company, is subject and which, if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios.


Set forth below is performance data provided by Alliance relating to the Historical Portfolios for the period during which Mr. Harrison has managed the Historical Portfolios as an employee of Alliance. As of December 31, 2001, the assets in the Historical Portfolios totaled approximately $6.9 billion and the average size of an institutional account in the Historical Portfolio was approximately $225 million. Each Historical Portfolio has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to those accounts calculated on a quarterly basis. Alliance has prepared and presented this data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS"). AIMR has not been involved with the preparation of this data. The data has not been adjusted to reflect any fees that will be payable by Alliance Premier Growth Fund, which are higher than the fees imposed on the Historical Portfolio and will result in a higher expense ratio and lower returns for Alliance Premier Growth Fund. Expenses associated with the distribution of Class A, Class B, and Class C shares of Alliance Premier Growth Fund in accordance with the plan adopted by Alliance Premier Growth Fund's Board of Directors under Commission Rule 12b-1 are also excluded. The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.


Alliance has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all portfolios has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.

As reflected below, the Historical Portfolios have over time performed favorably when compared with the performance of recognized performance indices. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Russell 1000 universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Growth Index is, accordingly, designed to include those Russell 1000 securities with a greater-than-average growth orientation. In contrast with the securities in the Russell Price-Driven Indices, companies in the Growth Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yield and higher forecasted growth values.

To the extent Alliance Premier Growth Fund does not invest in U.S. common stocks or utilizes investment techniques such as futures or options, the S&P 500 Index and Russell 1000 Growth Index may not be substantially comparable to Alliance Premier Growth Fund. The S&P 500 Index and Russell 1000 Growth Index are included to illustrate material economic and market factors that existed during the time period shown. The S&P 500 Index and Russell 1000 Growth Index do not reflect the deduction of any fees. If Alliance Premier Growth Fund were to purchase a portfolio of securities substantially identical to the securities comprising the S&P 500 Index or the Russell 1000 Growth Index, Alliance Premier Growth Fund's performance relative to the index would be reduced by Alliance Premier Growth Fund's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on Alliance Premier Growth Fund's shareholders of sales charges and income taxes.


The following performance data is provided solely to illustrate Mr. Harrison's performance in managing the Historical Portfolios and the Alliance Premier Growth Fund as measured against certain broad based market indices. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of Alliance Premier Growth Fund. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.


Schedule of Composite Investment Performance--Historical Portfolios*


              Premier     Premier                                     Russell
              Growth      Growth                                       1000
               Fund        Fund         Historical      S&P 500       Growth
             (Class A  (Class A with    Portfolios       Index         Index
              at NAV)   Sales Load)   Total Return**  Total Return  Total Return

Year ended
December 31:
2001*** ..... (23.92)%    (27.17)%        (23.43)%      (11.88)%      (20.42)%
2000*** ..... (19.87)     (23.28)         (18.19)        (9.10)       (22.42)
1999*** .....  28.98       23.51           29.66         21.03         33.16
1998*** .....  49.31       42.97           52.16         28.60         38.71
1997*** .....  32.67       27.05           34.65         33.36         30.49
1996*** .....  24.14       18.84           22.06         22.96         23.12
1995*** .....  46.87       40.66           39.83         37.58         37.19
1994 ........  -5.80       (9.78)          (4.79)         1.32          2.66
1993 ........   9.98        5.35           10.54         10.08          2.90
1992 ........                 --           12.18          7.62          5.00
1991 ........                 --           38.91         30.47         41.16
1990 ........                 --           (1.57)        (3.10)        (0.26)
1989 ........                 --           38.80         31.69         35.92
1988 ........                 --           10.88         16.61         11.27
1987 ........                 --            8.49          5.25          5.31
1986 ........                 --           27.40         18.67         15.36
1985 ........                 --           37.41         31.73         32.85
1984 ........                 --           (3.31)         6.27          (.95)
1983 ........                 --           20.80         22.56         15.98
1982 ........                 --           28.02         21.55         20.46
1981 ........                 --           (1.09)        (4.92)       (11.31)
1980 ........                 --           50.73         32.50         39.57
1979 ........                 --           30.76         18.61         23.91
Cumulative
total return
for the period
January 1, 1979
to December 31,
2001 ........     --          --           3,806%         2445%         1933%
--------------------------------------------------------------------------------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion. Total returns for Alliance Premier Growth Fund are for Class A shares, with imposition of the maximum 4.25% sales charge and without the imposition of sales charges.
**    Net of all fees charged by Alliance.
*** During this period, the Historical Portfolios differed from Alliance Premier Growth Fund in that Alliance Premier Growth Fund invested a portion of its net assets in warrants on equity securities in which the Historical Portfolios were unable, by their investment restrictions, to purchase. In lieu of warrants, the Historical Portfolios acquired the common stock upon which the warrants were based.

The average annual total returns presented below are based upon the cumulative total return as of December 31, 2001 and, for more than one year, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.

AVERAGE ANNUAL TOTAL RETURNS


                Premier       Premier
                Growth        Growth                                  Russell
                 Fund          Fund                                     1000
               (Class A    (Class A with    Historical     S&P 500     Growth
                at NAV)     Sales Load)     Portfolios      Index      Index

One year....    (23.92)%      (27.17)%        (23.43)%     (11.88)%    (20.42)%
Three years.     (7.70)        (9.03)          (6.70)       (1.03)      (6.32)
Five years..      9.27          8.32           10.72        10.70        8.27
Ten years...     13.44*        12.92*          12.86        12.93       10.79
Since January 1,
1979 .......        --            --           17.28        15.11       13.99

--------------------------------------------------------------------------------
*     Since inception on 9/28/92.


Litigation. On December 7, 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in federal district court in the District of New Jersey against Alliance and Alliance Premier Growth Fund ("Premier Growth Fund") alleging violation of the 1940 Act. On December 21, 2001, a complaint entitled Roy v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roy Complaint") was filed in federal district court in the Middle District of Florida, Tampa Division, against Alliance and Premier Growth Fund alleging violation of the 1940 Act.
The principal allegations of the Benak Complaint and the Roy Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and, as a consequence thereof, the investment advisory fees paid to Alliance by the Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiffs alleged were caused by the alleged breach of the duty of loyalty. Plaintiffs in the Benak Complaint and the Roy Complaint seek recovery of fees paid by Premier Growth Fund to Alliance during the twelve months preceding the lawsuit.
Alliance believes the plaintiffs' allegations are without merit and intends to vigorously defend against these allegations. At the present time, managment of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition.


The Funds' SAIs have more detailed information about Alliance and other Fund service providers.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

HOW THE FUNDS VALUE THEIR SHARES

The Funds' net asset value or NAV is calculated at 4 p.m., Eastern time, each day the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Funds value their securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Funds' directors believe accurately reflect fair market value.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received in proper form by the Fund.

HOW TO BUY SHARES

You may purchase Advisor Class shares through your financial representative at NAV. Advisor Class shares are not subject to any initial or contingent sales charges or distribution expenses. You may purchase and hold shares solely:

o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Funds' principal underwriter, Alliance Fund Distributors, Inc. or AFD;

o through a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least 1,000 participants or $25 million in assets;

o by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Funds; and

o through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their services and who purchase shares through a broker or agent approved by AFD and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.

Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares to be approved by AFD for investment in Advisor Class shares. The Funds' SAIs have more detailed information about who may purchase and hold Advisor Class shares.

A Fund may refuse any order to purchase Advisor Class shares. In particular, the Funds reserve the right to restrict purchases of Advisor Class shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations.

HOW TO EXCHANGE SHARES

You may exchange your Advisor Class shares for Advisor Class shares of other Alliance Mutual Funds. Exchanges of Advisor Class shares are made at the next-determined NAV, without any sales or service charge. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Funds may change, suspend, or terminate the exchange service on 60 days' written notice.

HOW TO SELL SHARES

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the Exchange is open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). If you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial representative.

o     Selling Shares Through Your Financial Representative

Your financial representative must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m., Eastern time, for you to receive that day's NAV. Your financial representative is responsible for submitting all necessary documentation to the Fund and may charge you for this service.

o     Selling Shares Directly to the Fund

By Mail:

      -- Send a signed letter of instruction or stock power, along with certificates, to:

                     Alliance Global Investor Services, Inc.
                                  P.O. Box 1520
                            Secaucus, N.J. 07906-1520
                                  800-221-5672

      -- For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary Alliance Global Investor Services, Inc. or AGIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.

By Telephone:

      -- You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

      -- A telephone redemption request must be received by 4:00 p.m., Eastern time, for you to receive that day's NAV.

      -- If you have selected electronic funds transfer in your Subscription Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

      -- Redemption requests by electronic funds transfer may not exceed $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

      -- Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.


OTHER

If you are a Fund shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale, or exchange of Advisor Class shares of a Fund that are different from those described in this prospectus. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by a Fund, including requirements as to the minimum initial and subsequent investment amounts.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

For federal income tax purposes, a Fund's distributions of net income (or short-term taxable gains) will be taxable to you as ordinary income. Distributions of long-term capital gains generally will be taxable to you as long-term capital gains. A Fund's distributions also may be subject to certain state and local taxes. Dividends and distributions are taxable whether you receive them in cash or shares or reinvest a cash distribution in additional shares.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of a Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, each Fund will send its Shareholders tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

--------------------------------------------------------------------------------
                               CONVERSION FEATURE
--------------------------------------------------------------------------------

Conversion

As described above, Advisor Class shares may be held solely through certain fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships, and by investment advisory clients of, and certain persons associated with, Alliance and its affiliates or the Funds. If a holder of Advisor Class shares (i) ceases to participate in the fee-based program or plan, or to be associated with an eligible investment advisor or financial intermediary or (ii) is otherwise no longer eligible to purchase Advisor Class shares (each a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the same Fund. The Fund will provide the shareholder with at least 30 days advance notice of such conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAV of the two classes and without the imposition of any sales load, fee or other charge.

Description of Class A Shares

The Class A shares of each Fund have a distribution fee of .30% under the Fund's Rule 12b-1 plan that allows the Fund to pay distribution and service fees for the distribution and sale of its shares. Because this fee is paid out of the Fund's assets, Class A shares have a higher expense ratio and may pay lower dividends and may have a lower NAV than Advisor Class shares.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Householding. Many shareholders of the Alliance Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, all Alliance Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information has been audited by PricewaterhouseCoopers LLP, the independent accountants for Alliance Mid-Cap Growth Fund, Alliance Growth Fund, Alliance Premier Growth Fund, Alliance Health Care Fund, Alliance International Premier Growth Fund, Alliance Balanced Shares, Alliance Worldwide Privatization Fund, and Alliance Growth and Income Fund, and by Ernst & Young LLP, the independent auditors for Alliance All-Asia Investment Fund, Alliance Technology Fund, Alliance Quasar Fund, Alliance International Fund, Alliance New Europe Fund, Alliance Global Small Cap Fund and Alliance Greater China '97 Fund, whose reports, along with each Fund's financial statements, are included in each Fund's Annual Report, which is available upon request.

                                                   Income from Investment Operations
                                           -----------------------------------------------
                                                                Net Gains
                               Net Asset                      or Losses on
                                 Value,                        Securities       Total from
                               Beginning   Net Investment    (both realized     Investment
  Fiscal Year or Period        of Period    Income (Loss)    and unrealized)    Operations
  ---------------------        ---------   --------------    ---------------    ----------
Alliance Premier Growth Fund
   Year ended 11/30/01 .....    $  29.99   $ (.14)(b)           $ (6.55)        $ (6.69)
   Year ended 11/30/00 .....       36.25     (.14)(b)             (3.76)          (3.90)
   Year ended 11/30/99 .....       27.71     (.17)(b)              9.32            9.15
   Year ended 11/30/98 .....       22.10     (.07)(b)              7.14            7.07
   Year ended 11/30/97 .....       17.99     (.06)(b)              5.25            5.19

Alliance Health Care Fund
   Year ended 6/30/01 ......    $  12.54   $ (.07)(b)           $ (1.02)        $ (1.09)
   8/27/99+++ to 6/30/00 ...       10.00     (.03)(b)(c)           2.57            2.54

Alliance Growth Fund
   Year ended 10/31/01 .....    $  53.17   $ (.11)(b)           $(19.44)        $(19.55)
   Year ended 10/31/00 .....       56.88     (.02)(b)              3.75            3.73
   Year ended 10/31/99 .....       47.47      .02(b)              13.10           13.12
   Year ended 10/31/98 .....       44.08      .08(b)               6.22            6.30
   Year ended 10/31/97 .....       34.91     (.05)(b)             10.25           10.20

Alliance Technology Fund
   Year ended 11/30/01 .....    $  96.60   $ (.60)(b)           $(21.51)        $(22.11)
   Year ended 11/30/00 .....      112.59     (.91)(b)            (11.04)         (11.95)
   Year ended 11/30/99 .....       69.04     (.68)(b)             49.40           48.72
   Year ended 11/30/98 .....       54.63     (.50)(b)             15.49           14.99
   Year ended 11/30/97 .....       51.17     (.45)(b)              4.33            3.88

Alliance Quasar Fund
   Year ended 9/30/01 ......    $  31.07   $ (.29)(b)           $(11.56)        $(11.85)
   Year ended 9/30/00 ......       24.01     (.30)(b)              7.36            7.06
   Year ended 9/30/99 ......       22.37     (.15)(b)              2.80            2.65
   Year ended 9/30/98 ......       30.42     (.09)(b)             (6.73)          (6.82)
   10/2/96++ to 9/30/97 ....       27.82     (.17)(b)              6.88            6.71

Alliance Mid-Cap Growth Fund
   Year ended 11/30/01 .....    $   5.86   $ (.03)(b)           $  (.71)        $  (.74)
   Year ended 11/30/00 .....        7.58     (.02)(b)             (1.06)          (1.08)
   Year ended 11/30/99 .....        5.98     (.01)(b)              2.00            1.99
   Year ended 11/30/98 .....        8.69     (.01)(b)              (.53)           (.54)
   Year ended 11/30/97 .....        7.71     (.02)(b)              2.10            2.08

Alliance Growth and
Income Fund
   Year ended 10/31/01 .....    $   4.08   $  .03(b)            $  (.39)        $  (.36)
   Year ended 10/31/00 .....        3.71      .05(b)                .54             .59
   Year ended 10/31/99 .....        3.44      .04(b)                .63             .67
   Year ended 10/31/98 .....        3.48      .04(b)                .43             .47
   Year ended 10/31/97 .....        3.00      .05(b)                .87             .92

Alliance Balanced Shares
   Year ended 7/31/01 ......    $  15.54   $  .44(b)            $  1.16         $  1.60
   Year ended 7/31/00 ......       15.64      .43(b)                .50             .93
   Year ended 7/31/99 ......       15.98      .39(b)               1.29            1.68
   Year ended 7/31/98 ......       16.17      .37(b)               1.87            2.24
   10/2/96++ to 7/31/97 ....       14.79      .23(b)               3.22            3.45

Alliance New Europe Fund
   Year ended 7/31/01 ......    $  21.18   $ 0.00(b)            $ (4.87)        $ (4.87)
   Year ended 7/31/00 ......       18.58     (.01)(b)              3.52            3.51
   Year ended 7/31/99 ......       21.79      .13(b)               (.78)           (.65)
   Year ended 7/31/98 ......       18.57      .08(b)               5.28            5.36
   10/2/96++ to 7/31/97 ....       16.25      .11(b)               3.76            3.87

Alliance Worldwide
Privatization Fund
   Year ended 6/30/01 ......    $  13.53   $  .04(b)            $ (3.43)        $ (3.39)
   Year ended 6/30/00 ......       11.77     0.00                  2.82            2.82
   Year ended 6/30/99 ......       12.63      .02(b)                .93             .95
   Year ended 6/30/98 ......       13.23      .19(b)                .80             .99
   10/2/96++ to 6/30/97 ....       12.14      .18(b)               2.52            2.70

Alliance International
Premier Growth Fund
   Year ended 11/30/01 .....    $  10.58   $ (.07)(b)           $ (2.07)        $ (2.14)
   Year ended 11/30/00 .....       13.27     (.09)(b)             (2.16)          (2.25)
   Year ended 11/30/99 .....        9.64     (.12)(b)(c)           3.75            3.63
   3/3/98+++ to 11/30/98 ...       10.00      .01(b)(c)            (.37)           (.36)

                                               Less Dividends and Distributions
                               ------------------------------------------------------------

                               Dividends      Distributions
                                from Net      in Excess of    Distributions   Distributions
                               Investment    Net Investment       from        in Excess of
  Fiscal Year or Period          Income          Income       Capital Gains   Capital Gains
  ---------------------        ----------    --------------   -------------   -------------
Alliance Premier Growth Fund
   Year ended 11/30/01 .....    $ 0.00          $ 0.00          $(2.38)         $ (.27)
   Year ended 11/30/00 .....      0.00            0.00           (2.36)           0.00
   Year ended 11/30/99 .....      0.00            0.00            (.61)           0.00
   Year ended 11/30/98 .....      0.00            0.00           (1.46)           0.00
   Year ended 11/30/97 .....      0.00            0.00           (1.08)           0.00

Alliance Health Care Fund
   Year ended 6/30/01 ......    $ 0.00          $ 0.00          $ (.08)         $ (.01)
   8/27/99+++ to 6/30/00 ...      0.00            0.00            0.00            0.00

Alliance Growth Fund
   Year ended 10/31/01 .....    $ 0.00          $ 0.00          $(5.70)         $ 0.00
   Year ended 10/31/00 .....      0.00            0.00           (7.44)           0.00
   Year ended 10/31/99 .....      0.00            0.00           (3.71)           0.00
   Year ended 10/31/98 .....      0.00            0.00           (2.91)           0.00
   Year ended 10/31/97 .....      0.00            0.00           (1.03)           0.00

Alliance Technology Fund
   Year ended 11/31/01 .....    $ 0.00          $ 0.00          $(5.89)         $ (.39)
   Year ended 11/30/00 .....      0.00            0.00           (4.04)           0.00
   Year ended 11/30/99 .....      0.00            0.00           (5.17)           0.00
   Year ended 11/30/98 .....      0.00            0.00            (.58)           0.00
   Year ended 11/30/97 .....      0.00            0.00            (.42)           0.00

Alliance Quasar Fund
   Year ended 9/30/01 ......    $ 0.00          $ 0.00          $ (.72)         $(1.98)
   Year ended 9/30/00 ......      0.00            0.00            0.00            0.00
   Year ended 9/30/99 ......      0.00            0.00           (1.01)           0.00
   Year ended 9/30/98 ......      0.00            0.00           (1.23)           0.00
   10/2/96++ to 9/30/97 ....      0.00            0.00           (4.11)           0.00

Alliance Mid-Cap Growth Fund
   Year ended 11/30/01 .....    $ 0.00          $ 0.00          $ (.29)         $ 0.00
   Year ended 11/30/00 .....      0.00            0.00            (.64)           0.00
   Year ended 11/30/99 .....      0.00            0.00            (.39)           0.00
   Year ended 11/30/98 .....      0.00            0.00           (2.17)           0.00
   Year ended 11/30/97 .....      (.04)           0.00           (1.06)           0.00

Alliance Growth and
Income Fund
   Year ended 10/31/01 .....    $ (.05)         $ 0.00          $ (.24)         $ 0.00
   Year ended 10/31/00 .....      (.05)           0.00            (.17)           0.00
   Year ended 10/31/99 .....      (.04)           (.01)           (.35)           0.00
   Year ended 10/31/98 .....      (.05)           0.00            (.46)           0.00
   Year ended 10/31/97 .....      (.06)           0.00            (.38)           0.00

Alliance Balanced Shares
   Year ended 7/31/01 ......    $ (.42)         $ 0.00          $ (.74)         $ 0.00
   Year ended 7/31/00 ......      (.39)           0.00            (.64)           0.00
   Year ended 7/31/99 ......      (.37)           0.00           (1.65)           0.00
   Year ended 7/31/98 ......      (.36)           0.00           (2.07)           0.00
   10/2/96++ to 7/31/97 ....      (.27)           0.00           (1.80)           0.00

Alliance New Europe Fund
   Year ended 7/31/01 ......    $ 0.00          $ 0.00          $(1.50)         $ (.13)
   Year ended 7/31/00 ......      0.00            0.00            (.91)           0.00
   Year ended 7/31/99 ......      0.00            0.00           (2.56)           0.00
   Year ended 7/31/98 ......      0.00            (.09)          (2.05)           0.00
   10/2/96++ to 7/31/97 ....      (.09)           (.14)          (1.32)           0.00

Alliance Worldwide
Privatization Fund
   Year ended 6/30/01 ......    $ 0.00          $ 0.00          $(1.37)         $ (.01)
   Year ended 6/30/00 ......     (0.00)           0.00           (1.06)           0.00
   Year ended 6/30/99 ......      (.17)           0.00           (1.64)           0.00
   Year ended 6/30/98 ......      (.23)           0.00           (1.36)           0.00
   10/2/96++ to 6/30/97 ....      (.19)           0.00           (1.42)           0.00

Alliance International
Premier Growth Fund
   Year ended 11/30/01 .....    $ 0.00          $ 0.00          $ 0.00          $ 0.00
   Year ended 11/30/00 .....      0.00            0.00            (.44)           0.00
   Year ended 11/30/99 .....      0.00            0.00            0.00            0.00
   3/3/98+++ to 11/30/98 ...      0.00            0.00            0.00            0.00


--------------------------------------------------------------------------------
Please refer to the footnotes on page 52.

                               Less Distributions
                               ------------------

                                      Total            Net Asset
                                    Dividends            Value,
                                       and               End of       Total
  Fiscal Year or Period           Distributions          Period    Return (a)
  ---------------------           -------------        ---------   ----------
Alliance Premier Growth Fund
   Year ended 11/30/01 .....        $(2.65)            $  20.65     (24.72)%
   Year ended 11/30/00 .....         (2.36)               29.99     (11.61)
   Year ended 11/30/99 .....          (.61)               36.25      33.68
   Year ended 11/30/98 .....         (1.46)               27.71      34.31
   Year ended 11/30/97 .....         (1.08)               22.10      30.98

Alliance Health Care Fund
   Year ended 6/30/01 ......        $ (.09)            $  11.36      (8.84)%
   8/27/99+++ to 6/30/00 ...          0.00                12.54      25.40

Alliance Growth Fund
   Year ended 10/31/01 .....        $(5.70)            $  27.92     (40.34)%
   Year ended 10/31/00 .....         (7.44)               53.17       6.27
   Year ended 10/31/99 .....         (3.71)               56.88      29.08
   Year ended 10/31/98 .....         (2.91)               47.47      14.92
   Year ended 10/31/97 .....         (1.03)               44.08      29.92

Alliance Technology Fund
   Year ended 11/31/01 .....        $(6.28)            $  68.21     (24.68)%
   Year ended 11/30/00 .....         (4.04)               96.60     (11.22)
   Year ended 11/30/99 .....         (5.17)              112.59      75.22
   Year ended 11/30/98 .....          (.58)               69.04      27.73
   Year ended 11/30/97 .....          (.42)               54.63       7.65

Alliance Quasar Fund
   Year ended 9/30/01 ......        $(2.70)            $  16.52     (41.11)%
   Year ended 9/30/00 ......          0.00                31.07      29.40
   Year ended 9/30/99 ......         (1.01)               24.01      12.16
   Year ended 9/30/98 ......         (1.23)               22.37     (23.24)
   10/2/96++ to 9/30/97 ....         (4.11)               30.42      28.47

Alliance Mid-Cap Growth Fund
   Year ended 11/30/01 .....        $ (.29)            $   4.83     (13.39)%
   Year ended 11/30/00 .....          (.64)                5.86     (15.66)
   Year ended 11/30/99 .....          (.39)                7.58      35.66
   Year ended 11/30/98 .....         (2.17)                5.98      (8.19)
   Year ended 11/30/97 .....         (1.10)                8.69      32.00

Alliance Growth and
Income Fund
   Year ended 10/31/01 .....        $ (.29)            $   3.43      (9.27)%
   Year ended 10/31/00 .....          (.22)                4.08      16.98
   Year ended 10/31/99 .....          (.40)                3.71      21.03
   Year ended 10/31/98 .....          (.51)                3.44      14.96
   Year ended 10/31/97 .....          (.44)                3.48      33.61

Alliance Balanced Shares
   Year ended 7/31/01 ......        $(1.16)            $  15.98      10.75%
   Year ended 7/31/00 ......         (1.03)               15.54       6.48
   Year ended 7/31/99 ......         (2.02)               15.64      11.71
   Year ended 7/31/98 ......         (2.43)               15.98      15.32
   10/2/96++ to 7/31/97 ....         (2.07)               16.17      25.96

Alliance New Europe Fund
   Year ended 7/31/01 ......        $(1.63)            $  14.68     (24.42)%
   Year ended 7/31/00 ......          (.91)               21.18      19.21
   Year ended 7/31/99 ......         (2.56)               18.58      (2.54)
   Year ended 7/31/98 ......         (2.14)               21.79      32.55
   10/2/96++ to 7/31/97 ....         (1.55)               18.57      25.76

Alliance Worldwide
Privatization Fund
   Year ended 6/30/01 ......        $(1.38)            $   8.76     (26.58)%
   Year ended 6/30/00 ......         (1.06)               13.53      24.68
   Year ended 6/30/99 ......         (1.81)               11.77      10.12
   Year ended 6/30/98 ......         (1.59)               12.63       9.48
   10/2/96++ to 6/30/97 ....         (1.61)               13.23      25.24

Alliance International
Premier Growth Fund
   Year ended 11/30/01 .....        $ 0.00             $   8.44     (20.23)%
   Year ended 11/30/00 .....          (.44)               10.58     (17.57)
   Year ended 11/30/99 .....          0.00                13.27      37.66
   3/3/98+++ to 11/30/98 ...          0.00                 9.64      (3.60)

                                                  Ratios/Supplemental Data
                               ---------------------------------------------------------------

                                                   Ratio of     Ratio of Net
                                  Net Assets,      Expenses     Income (Loss)
                                End of Period     to Average     to Average        Portfolio
  Fiscal Year or Period        (000's omitted)    Net Assets     Net Assets      Turnover Rate
  ---------------------        ---------------    ----------    -------------    -------------
Alliance Premier Growth Fund
   Year ended 11/30/01 .....     $ 510,603        1.25%           (.59)%             135%
   Year ended 11/30/00 .....       523,315        1.11            (.38)              125
   Year ended 11/30/99 .....       466,690        1.16            (.51)               75
   Year ended 11/30/98 .....       271,661        1.26(e)         (.28)               82
   Year ended 11/30/97 .....        53,459        1.25            (.28)               76

Alliance Health Care Fund
   Year ended 6/30/01 ......     $   7,518        1.42%           (.59)%               8%
   8/27/99+++ to 6/30/00 ...         6,184        1.61*(d)        (.36)*(c)           26

Alliance Growth Fund
   Year ended 10/31/01 .....     $  19,087         .98%           (.30)%             115%
   Year ended 10/31/00 .....        38,278         .83             .03                58
   Year ended 10/31/99 .....       142,720         .88             .03                62
   Year ended 10/31/98 .....       174,745         .93(e)          .17                61
   Year ended 10/31/97 .....       101,205         .98(e)         (.12)               48

Alliance Technology Fund
   Year ended 11/31/01 .....     $ 231,167        1.27%           (.78)%              55%
   Year ended 11/30/00 .....       288,889        1.19            (.66)               46
   Year ended 11/30/99 .....       330,404        1.35(e)         (.78)               54
   Year ended 11/30/98 .....       230,295        1.37(e)         (.84)               67
   Year ended 11/30/97 .....       167,120        1.39(e)         (.81)               51

Alliance Quasar Fund
   Year ended 9/30/01 ......     $  68,730        1.52%          (1.31)%             109%
   Year ended 9/30/00 ......       135,414        1.39(e)        (1.08)              160
   Year ended 9/30/99 ......       164,671        1.42(e)         (.62)               91
   Year ended 9/30/98 ......       175,037        1.38(e)         (.32)              109
   10/2/96++ to 9/30/97 ....        62,455        1.58*           (.74)*             135

Alliance Mid-Cap Growth Fund
   Year ended 11/30/01 .....     $ 131,032        1.08%           (.64)%             226%
   Year ended 11/30/00 .....         8,304         .83            (.35)               86
   Year ended 11/30/99 .....         9,970         .85            (.20)               97
   Year ended 11/30/98 .....        11,305         .83            (.16)              106
   Year ended 11/30/97 .....        10,275         .83            (.21)              158

Alliance Growth and
Income Fund
   Year ended 10/31/01 .....     $ 700,348         .84%            .87%               67%
   Year ended 10/31/00 .....       185,754         .65            1.21                53
   Year ended 10/31/99 .....        39,739         .68            1.12                48
   Year ended 10/31/98 .....        22,786         .76(e)         1.14                89
   Year ended 10/31/97 .....         3,207         .71(e)         1.42                88

Alliance Balanced Shares
   Year ended 7/31/01 ......     $   5,446         .91%           2.75%               63%
   Year ended 7/31/00 ......         2,943         .86            2.88                76
   Year ended 7/31/99 ......         2,627         .97(e)         2.56               105
   Year ended 7/31/98 ......         2,079        1.06(e)         2.33               145
   10/2/96++ to 7/31/97 ....         1,565        1.30*(e)        2.15*              207

Alliance New Europe Fund
   Year ended 7/31/01 ......     $   5,729        1.48%            .02%               84%
   Year ended 7/31/00 ......         9,196        1.34(e)         (.06)              103
   Year ended 7/31/99 ......         4,778        1.51(e)          .68                89
   Year ended 7/31/98 ......         3,143        1.56(e)          .39                99
   10/2/96++ to 7/31/97 ....         4,130        1.71*(e)         .77*               89

Alliance Worldwide
Privatization Fund
   Year ended 6/30/01 ......     $   1,343        1.50%            .38%               42%
   Year ended 6/30/00 ......         2,506        1.43(e)          .01                67
   Year ended 6/30/99 ......         1,610        1.62(e)          .37                58
   Year ended 6/30/98 ......         1,716        1.45            1.48                53
   10/2/96++ to 6/30/97 ....           374        1.96*           2.97*               48

Alliance International
Premier Growth Fund
   Year ended 11/30/01 .....     $  14,116        1.86%           (.78)%             171%
   Year ended 11/30/00 .....        18,800        1.61            (.68)              111
   Year ended 11/30/99 .....         2,386        2.21(d)(e)     (1.06)(c)           107
   3/3/98+++ to 11/30/98 ...         1,386        2.20*(d)         .13*(c)           151

                                                  Income from Investment Operations
                                           -----------------------------------------------
                                                                Net Gains
                               Net Asset                      or Losses on
                                 Value,                        Securities       Total from
                               Beginning   Net Investment    (both realized     Investment
  Fiscal Year or Period        of Period    Income (Loss)    and unrealized)    Operations
  ---------------------        ---------   --------------    ---------------    ----------
Alliance Global
Small Cap Fund
   Year ended 7/31/01 ......    $  15.28   $ (.11)(b)           $ (4.58)        $ (4.69)
   Year ended 7/31/00 ......       11.74     (.12)(b)              3.86            3.74
   Year ended 7/31/99 ......       12.20     (.07)(b)               .77             .70
   Year ended 7/31/98 ......       12.89     (.07)(b)               .37             .30
   10/2/96++ to 7/31/97 ....       12.56     (.08)(b)              1.97            1.89

Alliance International Fund
   Year ended 6/30/01 ......    $  19.72   $ (.04)(b)(c)        $ (5.56)        $ (5.60)
   Year ended 6/30/00 ......       16.24      .01(b)(c)            4.66            4.67
   Year ended 6/30/99 ......       18.54      .01(b)(c)            (.75)           (.74)
   Year ended 6/30/98 ......       18.67      .02(b)(c)            1.13            1.15
   10/2/96++ to 6/30/97 ....       17.96      .16(b)               1.78            1.94

Alliance Greater
China '97 Fund
   Year ended 7/31/01 ......    $  10.41   $  .06(b)(c)         $ (1.94)        $ (1.88)
   Year ended 7/31/00 ......        8.24     (.02)(b)(c)           2.19            2.17
   Year ended 7/31/99 ......        4.85      .04(b)(c)            3.35            3.39
   9/3/97+++ to 7/31/98 ....       10.00      .10(b)(c)           (5.18)          (5.08)

Alliance All-Asia
Investment Fund
   Year ended 10/31/01 .....    $   9.81   $ (.12)(b)(c)        $ (3.27)        $ (3.39)
   Year ended 10/31/00 .....       10.54     (.17)(b)              (.56)           (.73)
   Year ended 10/31/99 .....        5.90     (.10)(b)(c)           4.74            4.64
   Year ended 10/31/98 .....        7.56     (.08)(b)(c)          (1.58)          (1.66)
   Year ended 10/31/97 .....       11.04     (.15)(b)(c)          (2.99)          (3.14)

                                              Less Dividends and Distributions
                               ------------------------------------------------------------

                               Dividends      Distributions
                                from Net      in Excess of    Distributions   Distributions
                               Investment    Net Investment       from        in Excess of
  Fiscal Year or Period          Income          Income       Capital Gains   Capital Gains
  ---------------------        ----------    --------------   -------------   -------------
Alliance Global
Small Cap Fund
   Year ended 7/31/01 ......    $ 0.00          $ 0.00          $ 0.00          $(1.73)
   Year ended 7/31/00 ......      0.00            0.00            (.20)           0.00
   Year ended 7/31/99 ......      0.00            0.00           (1.16)           0.00
   Year ended 7/31/98 ......      0.00            0.00            (.99)           0.00
   10/2/96++ to 7/31/97 ....      0.00            0.00           (1.56)           0.00

Alliance International Fund
   Year ended 6/30/01 ......    $ 0.00          $ 0.00          $(3.28)         $ (.14)
   Year ended 6/30/00 ......      0.00            0.00           (1.19)           0.00
   Year ended 6/30/99 ......      (.01)           (.51)          (1.04)           0.00
   Year ended 6/30/98 ......      (.02)           (.05)          (1.21)           0.00
   10/2/96++ to 6/30/97 ....      (.15)           0.00           (1.08)           0.00

Alliance Greater
China '97 Fund
   Year ended 7/31/01 ......    $ 0.00          $ 0.00          $ 0.00          $ 0.00
   Year ended 7/31/00 ......      0.00            0.00            0.00            0.00
   Year ended 7/31/99 ......      0.00            0.00            0.00            0.00
   9/3/97+++ to 7/31/98 ....      (.07)           0.00            0.00            0.00

Alliance All-Asia
Investment Fund
   Year ended 10/31/01 .....    $ 0.00          $ 0.00          $(1.01)         $ (.10)
   Year ended 10/31/00 .....      0.00            0.00            0.00            0.00
   Year ended 10/31/99 .....      0.00            0.00            0.00            0.00
   Year ended 10/31/98 .....      0.00            0.00            0.00            0.00
   Year ended 10/31/97 .....      0.00            0.00            (.34)           0.00

--------------------------------------------------------------------------------

++    Commencement of distribution.

+++   Commencement of operations.
*     Annualized.
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment returns calculated for periods of less than one year are not annualized.
(b)   Based on average shares outstanding.
(c)   Net of fee waiver and expense reimbursement.
(d) Net of expenses assumed and/or waived/reimbursed. If the following Funds had borne all expenses in their most recent five fiscal years, their expense ratios, without giving effect to the expense offset arrangement described in (e) below, would have been as follows:


                                        1997     1998      1999    2000    2001

Alliance All-Asia Investment Fund
Advisor Class                           3.43%    4.39%     2.93%   2.19%   2.89%

Alliance International Premier
Growth Fund
Advisor Class                             --     6.28%*    2.96%     --      --

Alliance International Fund
Advisor Class                           1.69%    1.62%     1.70%   1.68%   1.72%

Alliance Greater China '97 Fund
Advisor Class                             --    18.13%*   19.01%   9.61%   9.35%

Alliance Health Care Fund
Advisor Class                             --       --        --    1.65%     --


(e) Amounts do not reflect the impact of expense offset arrangements with the transfer agent. Taking into account such expense offset arrangements, the ratio of expenses to average net assets assuming the assumption and/or waiver/reimbursement of expenses described in note (d) above would have been as follows:

                                        1997     1998      1999    2000    2001

Alliance International Fund
Advisor Class                           1.69%*     --      1.55%   1.53%   1.57%

Alliance Global Small Cap Fund
Advisor Class                           2.04%*   1.84%     2.10%   1.68%   1.82%

Alliance New Europe Fund
Advisor Class                           1.71%*   1.54%     1.50%   1.33%     --


Alliance All-Asia Investment Fund
Advisor Class                             --     3.41%     2.43%   2.18%     --


Alliance Balanced Shares
Advisor Class                           1.29%*   1.05%      .96%     --      --

Alliance Worldwide Privatization Fund
Advisor Class                             --       --      1.61%   1.42%     --

Alliance Quasar Fund
Advisor Class                             --     1.37%     1.41%   1.38%*    --

Alliance International Premier
Growth Fund
Advisor Class                             --       --      2.20%     --      --

Alliance Growth and Income Fund
Advisor Class                            .70%     .75%       --      --      --

Alliance Growth Fund
Advisor Class                            .96%     .92%       --      --      --

Alliance Technology Fund Fund
Advisor Class                           1.38%    1.36%     1.34%     --      --

Alliance Greater China '97 Fund
Advisor Class                             --     2.20%*    2.20%   2.20%   2.20%

Alliance Premier Growth Fund
Advisor Class                             --     1.25%       --      --      --


(f) Includes interest expense. If Alliance International Fund had not borne interest expenses, the ratio of expenses (net of interest expenses) to average net assets would have been with respect to the Advisor Class, 1.68% for 2000. If Alliance All-Asia Investment Fund had not borne interest expenses, the ratio of expenses (net of interest expenses) to average net assets would have been with respect to the Advisor Class, 2.14% for 2000.

                               Less Distributions
                               ------------------

                                      Total            Net Asset
                                    Dividends            Value,
                                       and               End of       Total
  Fiscal Year or Period           Distributions          Period    Return (a)
  ---------------------           -------------        ---------   ----------
Alliance Global
Small Cap Fund
   Year ended 7/31/01 ......        $(1.73)            $   8.86     (33.71)%
   Year ended 7/31/00 ......          (.20)               15.28      32.19
   Year ended 7/31/99 ......         (1.16)               11.74       7.63
   Year ended 7/31/98 ......          (.99)               12.20       2.82
   10/2/96++ to 7/31/97 ....         (1.56)               12.89      17.08

Alliance International Fund
   Year ended 6/30/01 ......        $(3.42)            $  10.70     (31.77)%
   Year ended 6/30/00 ......         (1.19)               19.72      29.64
   Year ended 6/30/99 ......         (1.56)               16.24      (3.62)
   Year ended 6/30/98 ......         (1.28)               18.54       6.98
   10/2/96++ to 6/30/97 ....         (1.23)               18.67      11.57

Alliance Greater
China '97 Fund
   Year ended 7/31/01 ......        $ 0.00             $   8.53     (18.06)%
   Year ended 7/31/00 ......          0.00                10.41      26.34
   Year ended 7/31/99 ......          0.00                 8.24      69.90
   9/3/97+++ to 7/31/98 ....          (.07)                4.85     (51.06)

Alliance All-Asia
Investment Fund
   Year ended 10/31/01 .....        $(1.11)            $   5.31     (38.68)%
   Year ended 10/31/00 .....          0.00                 9.81      (6.93)
   Year ended 10/31/99 .....          0.00                10.54      78.64
   Year ended 10/31/98 .....          0.00                 5.90     (21.96)
   Year ended 10/31/97 .....          (.34)                7.56     (29.42)

                                                   Ratios/Supplemental Data
                               ---------------------------------------------------------------

                                                   Ratio of     Ratio of Net
                                  Net Assets,      Expenses     Income (Loss)
                                End of Period     to Average     to Average        Portfolio
  Fiscal Year or Period        (000's omitted)    Net Assets     Net Assets      Turnover Rate
  ---------------------        ---------------    ----------    -------------    -------------
Alliance Global
Small Cap Fund
   Year ended 7/31/01 ......     $     797        1.83%(e)        (1.03)%            121%
   Year ended 7/31/00 ......           707        1.69(e)          (.76)             133
   Year ended 7/31/99 ......           189        2.13(e)          (.63)             120
   Year ended 7/31/98 ......           392        1.87(e)          (.57)             113
   10/2/96++ to 7/31/97 ....           333        2.05*(e)         (.84)*            129

Alliance International Fund
   Year ended 6/30/01 ......     $   6,272        1.58%(d)(e)     (.32)%(c)           89%
   Year ended 6/30/00 ......        25,407        1.55(d)(e)(f)     .04(c)           154
   Year ended 6/30/99 ......        33,949        1.57(d)(e)        .04(c)           178
   Year ended 6/30/98 ......        47,154        1.47(d)           .13(c)           121
   10/2/96++ to 6/30/97 ....         8,697        1.69*(e)         1.47*              94

Alliance Greater
China '97 Fund
   Year ended 7/31/01 ......     $     386        2.21%(d)(e)       .71%              64%
   Year ended 7/31/00 ......           273        2.22(d)(e)       (.15)             158
   Year ended 7/31/99 ......           161        2.22(d)(e)        .58               94
   9/3/97+++ to 7/31/98 ....            60        2.22*(d)(e)      1.51*              58

Alliance All-Asia
Investment Fund
   Year ended 10/31/01 .....     $   2,736        2.70%(d)        (1.90)%            150%
   Year ended 10/31/00 .....         5,155        2.19(e)(f)      (1.31)             153
   Year ended 10/31/99 .....         4,746        2.45(d)(e)      (1.33)             119
   Year ended 10/31/98 .....         2,012        3.46(d)(e)      (1.22)              93
   Year ended 10/31/97 .....         1,338        3.21(d)         (1.51)              70

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

The following is additional information about the United Kingdom, Japan and Greater China countries.


Investment in United Kingdom Issuers. Investment in securities of United Kingdom issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. dollar value of the Fund's investment denominated in the British pound sterling will fluctuate with pound sterling-dollar exchange rate movements. Between 1972, when the pound sterling was allowed to float against other currencies, and the end of 1992, the pound sterling generally depreciated against most major currencies, including the U.S. Dollar. Between September and December 1992, after the United Kingdom's exit from the Exchange Rate Mechanism of the European Monetary System, the value of the pound sterling fell by almost 20% against the U.S. Dollar. The pound sterling has since recovered due to interest rate cuts throughout Europe and an upturn in the economy of the United Kingdom. The average exchange rate of the U.S. Dollar to the pound sterling was
1.50 in 1993 and 1.44 in 2001.

The United Kingdom's largest stock exchange is the London Stock Exchange, which is the third largest exchange in the world. As measured by the FT-SE 100 index, the performance of the 100 largest companies in the United Kingdom reached 6930.2 at the end of 1999, up approximately 18% from the end of 1998. The FT-SE 100 index closed at 6222.46 at the end of 2000, down approximately 10% from the end of 1999. At the end of 2001, the FT-SE 100 index closed at 5217.40, down approximately 16% from the end of 2000.

The Economic and Monetary Union ("EMU") became effective on January 1, 1999, and is scheduled to become fully implemented by no later than February 28, 2002, when a common currency (the Euro) will become the exclusive currency for European countries that meet the eligibility criteria and choose to participate. Although the United Kingdom meets the eligibility criteria, the government has not taken any action to join the EMU.

From 1979 until 1997 the Conservative Party controlled Parliament. In the May 1, 1997 general elections, however, the Labour Party, led by Tony Blair, won a majority in Parliament, gaining 409 of 659 seats in the House of Commons. Mr. Blair, who was appointed Prime Minister, launched a number of reform initiatives, including an overhaul of the monetary policy framework intended to protect monetary policy from political forces by vesting responsibility for setting interest rates in a new Monetary Policy Committee headed by the Governor of the Bank of England, as opposed to the Treasury. Prime Minister Blair has also undertaken a comprehensive restructuring of the regulation of the financial services industry. The Labour Party was re-elected on June 7, 2001 and now holds 413 of the 659 seats in the House of Commons. For further information regarding the United Kingdom, see the SAI of New Europe Fund.

Investment in Japanese Issuers. Investment in securities of Japanese issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. Dollar value of each Fund's investments denominated in the Japanese yen will fluctuate with yen-dollar exchange rate movements. Between 1985 and 1995, the Japanese yen generally appreciated against the U.S. Dollar. Thereafter, the Japanese yen generally depreciated against the U.S. Dollar until mid-1998, when it began to appreciate. In September 1999 the Japanese yen reached a 43-month high against the U.S. Dollar, precipitating a series of interventions by the Japanese government in the currency market, which succeeded in slowing the appreciation of the Japanese yen against the U.S. Dollar. In 2001 the Japanese yen began to depreciate against the U.S. Dollar, reaching a three-year low by year-end.

Japan's largest stock exchange is the Tokyo Stock Exchange, the First Section of which is reserved for larger, established companies. As measured by the TOPIX, a capitalization-weighted composite index of all common stocks listed in the First Section, the performance of the First Section reached a peak in 1989. Thereafter, the TOPIX declined approximately 50% through the end of 1997. On December 31, 1999 the TOPIX closed at 1722.20, up approximately 58% from the end of 1998. The TOPIX closed at 1283.67 at the end of 2000, down approximately 25% from the end of 1999. At the end of 2001, the TOPIX closed at 1032.14, down approximately 20% from the end of 2000.


Since the early 1980s, Japan has consistently recorded large current account trade surpluses with the U.S. that have caused difficulties in the relations between the two countries. On October 1, 1994, the U.S. and Japan reached an agreement that was expected to to more open Japanese markets with respect to trade in certain goods and services. Since then, the two countries have agreed in principle to increase Japanese imports of American automobiles and automotive parts, as well as other goods and services. Nevertheless, the surpluses have persisted and it is expected that the friction between the U.S. and Japan with respect to trade issues will continue for the foreseeable future.


Each Fund's investments in Japanese issuers will be subject to uncertainty resulting from the instability of recent Japanese ruling coalitions. From 1955 to 1993, Japan's government was controlled by a single political party, the conservative Liberal Democratic party (the "LDP"). Since 1993, Japan has been ruled by six different governments and seven prime ministers. While the LDP remains Japan's largest party and continues to dominate Japanese politics, the LDP has not always been able to gain the majority of either house of the parliament and has had to form coalitions with other parties. The current Prime Minister is Junichiro Koizumi, who was elected by the LDP in April 2001 to replace Yoshiro Mori.

For the past several years, Japan's banking industry has been weakened by a significant amount of problem loans. Following the insolvency of one of Japan's largest banks in November 1997, the government proposed several plans designed to strengthen the weakened banking sector. In October 1998, the Japanese parliament approved several new laws that made $508 billion in public funds available to increase the capital of Japanese banks, to guarantee depositors' accounts and to nationalize the weakest banks. Despite these measures, Japanese banks remain in a very weakened condition. The government is formulating new plans to restore the banking sector to good health as well as to reinvigorate Japan's stalled economy. For further information regarding Japan, see the SAIs of Alliance International Fund and Alliance All-Asia Investment Fund.


Investment in Greater China Issuers. China, in particular, but Hong Kong and Taiwan, as well, in significant measure because of their existing and increasing economic, and now in the case of Hong Kong, direct political ties with China, may be subject to a greater degree of economic, political and social instability than is the case in the United States.

China's economy is very much in transition. While the government still controls production and pricing in major economic sectors, significant steps have been taken toward capitalism and China's economy has become increasingly market oriented. China's strong economic growth and ability to attract significant foreign investment in recent years stem from the economic liberalization initiated by Deng Xiaoping, who assumed power in the late 1970s. The economic growth, however, has not been smooth and has been marked by extremes in many respects of inordinate growth, which has not been tightly controlled, followed by rigid measures of austerity.

The rapidity and erratic nature of the growth have resulted in inefficiencies and dislocations, including at times high rates of inflation.

China's economic development has occurred notwithstanding the continuation of the power of China's Communist Party and China's authoritarian government control, not only of centrally planned economic decisions, but of many aspects of the social structure. While a significant portion of China's population has benefited from China's economic growth, the conditions of many leave much room for improvement. Notwithstanding restrictions on freedom of expression and the absence of a free press, and notwithstanding the extreme manner in which past unrest has been dealt with, the 1989 Tianamen Square uprising being a recent reminder, the potential for renewed popular unrest associated with demands for improved social, political and economic conditions cannot be dismissed.

Following the death of Deng Xiaoping in February 1997, Jiang Zemin became the leader of China's Communist Party. The transfer of political power has progressed smoothly and Jiang's popularity and credibility have gradually increased. Jiang continues to consolidate his power, but as of yet does not appear to have the same degree of control as did Deng Xiaoping. Jiang has continued the market-oriented policies of Deng. Currently, China's major economic challenge centers on reforming or eliminating inefficient state-owned enterprises without creating an unacceptable level of unemployment. Recent capitalistic policies have in many respects effectively outdated the Communist Party and the governmental structure, but both remain entrenched. The Communist Party still controls access to governmental positions and closely monitors governmental action.

In addition to the economic impact of China's internal political uncertainties, the potential effect of China's actions, not only on China Itself, but on Hong Kong and Taiwan as well, could also be significant.


China is heavily dependent on foreign trade, particularly with Japan, the U.S., South Korea and Taiwan, as well as trade with Hong Kong. Political developments adverse to its trading partners, as well as political and social repression, could cause the U.S. and others to alter their trading policy towards China. China's long sought admission the World Trade Organization, however, which became effective on January 1, 2002, enhances China's status in the international community. With much of China's trading activity being funneled through Hong Kong and with trade through Taiwan becoming increasingly significant, any sizable reduction in demand for goods from China would have negative implications for both countries. China is believed to be the largest investor in Hong Kong and its markets and an economic downturn in China would be expected to reverberate through Hong Kong's markets as well.


China has committed by treaty to preserve Hong Kong's autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. Hong Kong is headed by a chief executive, appointed by the central government of China, whose power is checked by both the government of China and a Legislative Council. Although Hong Kong voters voted overwhelmingly for pro-democracy candidates in the May 1998 election and again in the September 2000 election (although by a smaller margin), it remains possible that China could exert its authority so as to alter the economic structure, political structure or existing social policy of Hong Kong. Investor and business confidence in Hong Kong can be significantly affected by such developments, which in turn can affect markets and business performance. In this connection, it is noted that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate-related activities. The securities markets of China and to a lesser extent Taiwan, are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, Alliance Greater China '97 Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign investment in the securities markets of China and Taiwan is restricted or controlled to varying degrees. These restrictions or controls, which apply to the Alliance Greater China '97 Fund, may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. China and Taiwan require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from China and Taiwan is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose restrictions on foreign capital remittances.

Alliance Greater China '97 Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. The liquidity of the Fund's investments in any country in which any of these factors exists could be affected by any such factor or factors on the Fund's investments. The limited liquidity in certain Greater China markets is a factor to be taken into account in the Fund's valuation of portfolio securities in this category and may affect the Fund's ability to dispose of securities in order to meet redemption requests at the price and time it wishes to do so. It is also anticipated that transaction costs, including brokerage commissions for transactions both on and off the securities exchanges in Greater China countries, will be higher than in the U.S.

Issuers of securities in Greater China countries are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as timely disclosure of information, insider trading rules, restrictions on market manipulation and shareholder proxy requirements. Reporting, accounting and auditing standards of Greater China countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in securities of Greater China country issuers than to investors in securities of U.S. issuers.

Investment in Greater China companies that are in the initial stages of their development involves greater risk than is customarily associated with securities of more established companies. The securities of such companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of established companies or broad market indices.

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For more information about the Funds, the following documents are available upon request:

o     Annual/Semi-Annual Reports to Shareholders

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

o     Statement of Additional Information (SAI)

Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs are incorporated by reference into (and are legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:    c/o Alliance Global Investor Services, Inc.
            P.O. Box 1520
            Secaucus, N.J. 07096-1520

By Phone:   For Information: (800) 221-5672
            For Literature:  (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash, DC 20549-0102

You also may find more information about Alliance and the Funds on the internet at www.Alliancecapital.com.


Fund                                                                SEC File No.
--------------------------------------------------------------------------------
Alliance Premier Growth Fund                                         811-06730
Alliance Health Care Fund                                            811-09329
Alliance Growth Fund                                                 811-05088
Alliance Technology Fund                                             811-03131
Alliance Quasar Fund                                                 811-01716
Alliance Mid-Cap Growth Fund                                         811-00204
Alliance Growth & Income                                             811-00126
Alliance Balanced Shares                                             811-00134
Alliance New Europe Fund                                             811-06028
Alliance Worldwide Privatization Fund                                811-08426
Alliance International Premier Growth Fund                           811-08527
Alliance Global Small Cap Fund                                       811-01415
Alliance International Fund                                          811-03130
Alliance Greater China '97 Fund                                      811-08201
Alliance All-Asia Investment Fund                                    811-08776


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Privacy Notice (This information is not part of the Prospectus.)

Alliance Capital Management L.P., the Alliance Family of Funds and Alliance Fund Distributors, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.

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[LOGO]
                                    THE ALLIANCE PORTFOLIOS
                                         Alliance Growth Fund
________________________________________________________________
c/o Alliance Global Investor Services, Inc.
P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature Toll Free (800) 227-4618
________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                        January 30, 2002

________________________________________________________________

 This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's Prospectus that offers Class A, Class B and Class C shares and the Fund's current Prospectus, dated January 30, 2002, that offers the Advisor Class shares (the "Advisor Class Prospectus" and, together with the Fund's Prospectus, dated January 30, 2002, that offers the Class A, Class B and Class C shares, the "Prospectus"). Financial Statements for the Fund for the year ended October 31, 2001 are included in the annual report to shareholders and are incorporated into this SAI by reference. A copy of the Fund's Prospectus and annual report may be obtained by contacting Alliance Global Investor Services, Inc. ("AGIS") at the address or telephone numbers shown above.

                        TABLE OF CONTENTS
                                                             PAGE

INVESTMENT POLICIES AND RESTRICTIONS......................
ADDITIONAL INVESTMENT TECHNIQUES OF THE FUND .............
INVESTMENT RESTRICTIONS...................................
MANAGEMENT OF THE FUND....................................
PORTFOLIO TRANSACTIONS....................................
EXPENSES OF THE FUND......................................
PURCHASE OF SHARES........................................
REDEMPTION AND REPURCHASE OF SHARES.......................
SHAREHOLDER SERVICES......................................
NET ASSET VALUE...........................................
DIVIDENDS, DISTRIBUTIONS AND TAXES........................
GENERAL INFORMATION.......................................
FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT
ACCOUNTANTS...............................................

APPENDIX A:  DESCRIPTION OF CORPORATE BOND RATINGS........    A-1
APPENDIX B:  CERTAIN EMPLOYEE BENEFIT PLANS...............    B-1

__________________________________
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

______________________________________________________________

              INVESTMENT POLICIES AND RESTRICTIONS
______________________________________________________________

         The Alliance Portfolios (the "Trust") is a diversified, open-end investment company. The following investment policies and restrictions supplement and should be read in conjunction with the information set forth in the Prospectus of the Alliance Growth Fund (the "Fund"), a series of the Trust.

INVESTMENT POLICIES OF THE FUND

         GENERAL. The Fund invests primarily in common stocks and securities convertible into common stocks, such as convertible bonds, convertible preferred stocks and warrants convertible into common stocks. Because the values of fixed-income securities are expected to vary inversely with changes in interest rates generally, when Alliance Capital Management L.P. (the "Adviser" or "Alliance") expects a general decline in interest rates the Fund may also invest for capital growth in fixed-income securities. The Fund may invest up to 25% of its total assets in fixed-income securities rated at the time of purchase below investment grade, that is, securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's ("S&P") or Fitch, Inc. ("Fitch") or in unrated fixed-income securities determined by the Adviser to be of comparable quality. For a description of the ratings referred to above, see Appendix A to this SAI. For temporary defensive purposes, the Fund may invest in money market instruments.

         HIGH-YIELD SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income and convertible securities rated at the time of purchase Ba or lower by Moody's or BB or lower by S&P, or, if unrated, judged by the Adviser to be of comparable quality ("High-Yield Securities"). The Fund will generally invest in securities with a minimum rating of Caa- by Moody's or CCC- by S&P or Fitch or in unrated securities judged by the Adviser to be of comparable quality. However, from time to time, the Fund may invest in securities rated in the lowest grades of Moody's (C), S&P (D) or Fitch (D) or in unrated securities judged by the Adviser to be of comparable quality, if the Fund's management determines that there are prospects for an upgrade or a favorable conversion into equity securities (in the case of convertible securities). Securities rated Ba or BB or lower (and comparable unrated securities) are commonly referred to as "junk bonds." Securities rated D by S&P or Fitch are in default. During the fiscal year ended October 31, 2001, the Fund did not invest in any High-Yield Securities.

         As with other fixed-income securities, High-Yield Securities are subject to credit risk and market risk and their yields may fluctuate. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. High-Yield Securities are subject to greater credit risk (and potentially greater incidences of default) than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of High-Yield Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of High-Yield Securities may be diminished by adverse publicity and investor perceptions.

         Because High-Yield Securities are frequently traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell High-Yield Securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. Thinly traded High-Yield Securities may be more difficult to value accurately for the purpose of determining the Fund's net asset value. Also, because the market for certain High-Yield Securities is relatively new, that market may be particularly sensitive to an economic downturn or a general increase in interest rates. In addition, under such circumstances the values of such securities may be more volatile.

         Some High-Yield Securities in which the Fund may invest may be subject to redemption or call provisions. Such provisions may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

         The credit ratings issued by Moody's, S&P and Fitch, a description of which is included as Appendix A to this SAI, are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of High-Yield Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Adviser conducts its own independent credit analysis of High-Yield Securities. When the Fund invests in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on the Adviser's ability than would be the case if the Fund were investing in higher-rated securities.

         In the event that the credit rating of a High-Yield Security held by the Fund falls below its rating at the time of purchase (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated since purchased by the Fund), the Fund will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is appropriate in the circumstances.

         Securities rated Baa by Moody's or BBB by S&P or Fitch or judged by the Adviser to be of comparable quality share some of the speculative characteristics of High-Yield Securities described above.

         CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. These securities normally provide a yield that is higher than that of the underlying stock but lower than that of a fixed-income security without the conversion feature. Also, the price of the convertible security will normally vary to some degree with changes in the price of the underlying stock, although under some market conditions the higher yield of the convertible security tends to make it less volatile than the underlying common stock. In addition, the price of the convertible security will generally also vary inversely to some degree with interest rates. Convertible debt securities that are rated below BBB by S&P or Fitch, or Baa by Moody's or comparable unrated securities as determined by the Adviser may share some or all of the risks of High-Yield Securities. For a description of these risks, see "High-Yield Securities" above.

         ZERO-COUPON AND PAYMENT-IN-KIND BONDS. The Fund may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon bonds do not pay current interest, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required to liquidate other investments in order to satisfy its dividend requirements at times when the Adviser would not otherwise deem it advisable to do so.

         FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. The Adviser expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions("position hedging").

         The Fund may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Fund contracted to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

         If conditions warrant, the Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"), and may purchase and sell foreign currency futures contracts, as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

         For transaction hedging purposes, the Fund may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

         The Fund may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Fund intends to buy are denominated, when the Fund holds cash or short-term investments). For position hedging purposes, the Fund may purchase or sell foreign currency futures contracts, foreign currency forward contracts, and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the Fund may also purchase or sell foreign currency on a spot basis.

         The Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Adviser will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Fund.

______________________________________________________________

          ADDITIONAL INVESTMENT TECHNIQUES OF THE FUND
______________________________________________________________

REPURCHASE AGREEMENTS

         The repurchase agreements referred to in the Fund's Prospectus are agreements by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. The purchased security serves as collateral for the obligation of the seller to repurchase the security. The value of the purchased security is initially greater than or equal to the amount of the repurchase obligation, and the seller is required to furnish additional collateral on a daily basis in order to maintain with the purchaser securities with a value greater than or equal to the amount of the repurchase obligation. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. While at times the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller's bankruptcy or otherwise. In such event, the Fund would attempt to exercise its rights with respect to the underlying security, including possible disposition in the market. However, the Fund may incur various expenses in the attempted enforcement and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security, (b) possible reduced levels of income and lack of access to income and (c) possible inability to enforce its rights.

NON-PUBLICLY TRADED SECURITIES

         The Fund may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"). The sale of these securities is usually restricted under federal securities laws, and market quotations may not be readily available. As a result, the Fund may not be able to sell these securities (other than Rule 144A Securities) unless they are registered under applicable federal and state securities laws, or may have to sell such securities at less than fair market value. Investment in these securities is restricted to 5% of the Fund's total assets (excluding, to the extent permitted by applicable law, Rule 144A Securities) and is also subject to the restriction against investing more than 15% of total assets in "illiquid" securities. To the extent permitted by applicable law, Rule 144A Securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet the liquidity guidelines established by the Trust's Board of Trustees. Pursuant to these guidelines, the Adviser will monitor the liquidity of the Fund's investment in Rule 144A Securities.

FOREIGN SECURITIES

         The Fund may invest without limit in securities of foreign issuers which are not publicly traded in the United States, although the Fund generally will not invest more than 15% of its total assets in such securities. Investment in foreign issuers or securities principally traded outside the United States may involve certain special risks due to foreign economic, political, diplomatic and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, confiscatory taxation, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets, and foreign securities markets may be subject to less regulation than U.S. securities markets. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in these countries. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the abroad) and expenses not present in the settlement of domestic investments. The Fund may invest a portion of its assets in developing countries or in countries with new or developing capital markets. The risks noted above are generally increased with respect to these investments. These countries may have relatively unstable governments, economies based on only a few industries or securities markets that trade in limited volume. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss.

         The value of foreign investments measured in U.S. dollars will rise or fall because of decreases or increases, respectively, in the value of the U.S. dollar in comparison to the value of the currency in which the foreign investment is denominated. The Fund may buy or sell foreign currencies, options on foreign currencies, foreign currency futures contracts (and related options) and deal in forward foreign currency exchange contracts in connection with the purchase and sale of foreign investments.

DESCRIPTIONS OF CERTAIN MONEY MARKET SECURITIES IN
WHICH THE FUND MAY INVEST

         CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND BANK TIME DEPOSITS. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

         Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. At present, bank time deposits maturing in more than seven days are not considered by the Adviser to be readily marketable.

         COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued in order to finance current operations.

         VARIABLE NOTES. Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Master demand notes permit daily fluctuations in the interest rate while the interest rate under variable amount floating rate notes fluctuates on a weekly basis. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time. Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein. With both types of notes, therefore, the Fund's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with both types of note arrangements, the Fund considers earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, the Fund may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated Aa or better by Moody's or AA or better by S&P or Fitch.

ASSET-BACKED SECURITIES

         The Fund may invest in asset-backed securities (unrelated to first mortgage loans) which represent fractional interests in pools of retail installment loans, leases or revolving credit receivables, both secured (such as certificates for automobile receivables or "CARS") and unsecured (such as credit card receivable securities or "CARDS"). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

         Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment if the full amounts due on underlying sales contracts or receivables are not realized by the trust holding the obligations because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, the Fund may invest in other types of asset-backed securities that may be developed in the future.

         The staff of the Securities and Exchange Commission (the "SEC") is of the view that certain asset-backed securities may constitute investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Fund intends to conduct its operations in a manner consistent with this view; therefore, the Fund generally may not invest more than 10% of its total assets in such securities without obtaining appropriate regulatory relief.

LENDING OF SECURITIES

         The Fund may seek to increase income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made only to member firms of the New York Stock Exchange (the "Exchange") and would be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. Any such investment of collateral will be subject to the Fund's investment risks. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of its consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. The value of the securities loaned will not exceed 25% of the value of the Fund's total assets at the time any such loan is made.

FORWARD COMMITMENTS AND WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

         The Fund may enter into forward commitments for the purchase of securities and may purchase securities on a "when-issued" or "delayed delivery" basis. Agreements for such purchases might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities on a forward commitment, "when-issued" or "delayed delivery" basis, it does not pay for the securities until they are received, and the Fund is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's forward, "when-issued" or "delayed delivery" commitments. At the time the Fund intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

         The Fund will enter into forward commitments and make commitments to purchase securities on a "when-issued" or "delayed delivery" basis only with the intention of actually acquiring the securities. However, the Fund may sell these securities before the settlement date if, in the opinion of the Adviser, it is advisable as a matter of investment strategy.

         Although the Fund does not intend to make such purchases for speculative purposes, and the Fund intends to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, the Fund subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, the Fund may have to sell assets which have been set aside in order to meet redemptions. In addition, if the Fund determines it is advisable as a matter of investment strategy to sell the forward commitment or "when-issued" or "delayed delivery" securities before delivery, that Fund may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a "when-issued" or "delayed delivery" basis, the Fund will meet its obligations from the then-available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or "when-issued" or "delayed delivery" securities themselves (which may have a value greater or less than the Fund's payment obligation).

OPTIONS

         OPTIONS ON SECURITIES. The Fund may write call and put options and may purchase call and put options on securities. The Fund intends to write only covered options. In addition to the methods of "cover" described in the Prospectus, this means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or securities convertible into such securities without additional consideration (or for additional cash consideration held in a segregated account by the custodian). In the case of call options on U.S. Treasury Bills, the Fund might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The Fund will be considered "covered" with respect to a put option it writes, if, so long as it is obligated as the writer of a put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Such transactions permit the Fund to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments by the Fund, provided that another option on such security is not written. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

         The Fund will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Fund is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the Fund is more than the premium paid for the original purchase. Conversely, the Fund will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position.

         The Fund may purchase a security and then write a call option against that security or may purchase a security and concurrently write an option on it. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. In-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Out-of-the-money call options may be written when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or retain the option until it is exercised, at which time the Fund will be required to take delivery of the security at the exercise price; the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money put options may be written when it is expected that the price of the underlying security will decline moderately during the option period. In-the-money put options may be used when it is expected that the premiums received from writing the put option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone.

         The Fund may also write combinations of put and call options on the same security, known as "straddles," with the same exercise and expiration date. By writing a straddle, the Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

         By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value.
Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

         The Fund may purchase put options to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Fund to sell the securities at the exercise price or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.

         The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund and the Fund will suffer a loss on the transaction to the extent of the premium paid.

         The Fund may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. The Fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities.

         OPTIONS ON SECURITIES INDEXES. The Fund may write (sell) covered call and put options on securities indexes and purchase call and put options on securities indexes. A call option on a securities index is considered covered if, so long as the Fund is obligated as the writer of the call option, the Fund holds in its portfolio securities the price changes of which are expected by the Adviser to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put option on a securities index written by the Fund will be considered covered if, so long as it is obligated as the writer of the put option, the Fund maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         The Fund may purchase put options on securities indexes to hedge against a decline in the value of portfolio securities. By purchasing a put option on a securities index, the Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.

         The Fund may purchase call options on securities indexes to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indexes when the Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Fund owns.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         FUTURES CONTRACTS. The Fund may enter into interest rate futures contracts, index futures contracts and foreign currency futures contracts. (Unless otherwise specified, interest rate futures contracts, index futures contracts and foreign currency futures contracts are collectively referred to as "Futures Contracts.") Such investment strategies will be used as a hedge and not for speculation.

         Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, the Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's portfolio securities that might otherwise result.

If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

         Interest rates futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on the Fund's current or intended investments in fixed-income securities. For example, if the Fund owned long-term bonds and interest rates were expected to increase, the Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in the Fund's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows the Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates were to increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, the Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserves could then be used to buy long-term bonds on the cash market.

         The Fund may purchase and sell foreign currency futures contracts for hedging purposes in order to protect against fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Fund may sell futures contracts on a foreign currency, for example, when they hold securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. If such a decline were to occur, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When the Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         The Fund may also engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that the Fund may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

         OPTIONS ON FUTURES CONTRACTS. The writing of a call option on a Futures Contract constitutes a partial hedge against declining prices of the securities in the Fund's portfolio. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a Futures Contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the put option is higher than the exercise price, the Fund will retain the full amount of the option premium, in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, the Fund's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The Fund may purchase options on Futures Contracts for hedging purposes instead of purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Fund could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease were to occur, it may be offset, in whole or part, by a profit on the option. If the market decline were not to occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by the Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on Futures Contracts, rather than purchasing the underlying Futures Contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities which the Fund intends to purchase may be less expensive.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         The Fund may enter into forward foreign currency exchange contracts ("Forward Contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Fund intends to enter into Forward Contracts for hedging purposes similar to those described above in connection with its transactions in foreign currency futures contracts. In particular, a Forward Contract to sell a currency may be entered into in lieu of the sale of a foreign currency futures contract where the Fund seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, the Fund may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Fund intends to acquire. The Fund also may enter into a Forward Contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. The Fund may engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that the Fund may achieve the same protection for a foreign security at a reduced cost through the use of a Forward Contract relating to a currency other than the

U.S. dollar or the foreign currency in which the security is denominated.

         If a hedging transaction in Forward Contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, the Fund may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.

         The Fund has established procedures consistent with SEC policies concerning purchases of foreign currency through Forward Contracts. Since those policies currently recommend that an amount of the Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Fund will always have liquid assets available sufficient to cover any commitments under these contracts or to limit any potential risk.

OPTIONS ON FOREIGN CURRENCIES

         The Fund may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         The Fund may write options on foreign currencies for the same types of hedging purposes or to increase return. For example, where the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund will be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

RISK FACTORS IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

         RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH THE FUND'S PORTFOLIO. The Fund's ability effectively to hedge all or a portion of its portfolio through transactions in options, Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the securities that are the subject of the hedge. In the case of futures and options based on an index, the portfolio will not duplicate the components of the index, and in the case of futures and options on are being hedged may not be the same as those underlying such contract. As a result, the correlation, to the extent it exists, probably will not be exact.

         It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is because a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities.

         The trading of futures and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or instrument. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. In this regard, trading by speculators in futures and options has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts.

         The trading of options on Futures Contracts also entails the risk that changes in the value of the underlying Futures
Contract will not be fully reflected in the value of the option.

         Further, with respect to options on securities, options on foreign currencies, options on stock indexes and options on Futures Contracts, the Fund is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the Fund in connection with such transactions.

         If the Fund purchases futures or options in order to hedge against a possible increase in the price of securities before the Fund is able to invest its cash in such securities, the Fund faces the risk that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market declines or for other reasons, the Fund may realize a loss on the futures or option contract that is not offset by a reduction in the price of securities purchased.

         In writing a call option on a security, foreign currency, index or Futures Contract, the Fund also incurs the risk that changes in the value of the assets used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, when the Fund writes a call option on a stock index, the securities used as "cover" may not match the composition of the index, and the Fund may not be fully covered. As a result, the Fund could suffer a loss on the call which is not entirely offset or not offset at all by an increase in the value of the Fund's portfolio securities.

         The writing of options on securities, options on stock indexes or options on Futures Contracts constitutes only a partial hedge against fluctuations in the value of the Fund's portfolio. When the Fund writes an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying security or future or, in the case of index options, cash. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Fund will retain the amount of the premium, which will constitute a partial hedge against any decline that may have occurred in the Fund's portfolio holdings, or against the increase in the cost of the instruments to be acquired.

         When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Fund will incur a loss which may only be partially offset by the amount of the premium the Fund received. Moreover, by writing an option, the Fund may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or a decline in the value of securities to be acquired.

         In the event of the occurrence of any of the foregoing adverse market events, the Fund's overall return may be lower than if it had not engaged in the transactions described above.

         With respect to the writing of straddles on securities, the Fund incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, while creating an opportunity for increased return by providing the Fund with two simultaneous premiums on the same security, nonetheless involve additional risk, because the Fund may have an option exercised against it regardless of whether the price of the security increases or decreases.

         If any of the foregoing adverse market events occurs, the Fund's overall return may be lower than if it had not engaged in the transactions described above.

         POTENTIAL LACK OF A LIQUID SECONDARY MARKET. Prior to exercise or expiration, a futures or option position can be terminated only by entering into a closing transaction. This requires a secondary market for such instruments on the exchange, if any, on which the initial transaction was entered into. There can be no assurance that a liquid secondary market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Fund, and the Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Fund has insufficient cash available to meet margin requirements, it may be necessary to liquidate portfolio securities at a time when, in the opinion of the Adviser, it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Fund's ability to effectively hedge its portfolio, and could result in trading losses.

         The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices of some Futures Contracts have in the past moved to the daily limit on a number of consecutive trading days.

         The trading of Futures Contracts and options (including options on Futures Contracts) is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         The staff of the SEC has taken the position that over-the-counter options and the assets used as cover for over-the-counter options are illiquid securities, unless certain arrangements are made with the other party to the option contract, permitting the prompt liquidation of the option position. The Fund will enter into those special arrangements only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("primary dealers"). Under these special arrangements, the Trust will enter into contracts with primary dealers which provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Under such circumstances, the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written; therefore, the Fund might pay more to repurchase the option contract than the Fund would pay to close out a similar exchange-traded option.

         MARGIN. Because of low initial margin deposits made upon the opening of a futures position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. However, to the extent the Fund purchases or sells Futures Contracts and options on Futures Contracts and purchases or writes options on securities and securities indexes for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by the Fund or decreases in the prices of securities the Fund intends to acquire. When the Fund writes options on securities or options on stock indexes for other than hedging purposes, the margin requirements associated with such transactions could expose the Fund to greater risk.

         TRADING AND POSITION LIMITS. The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the Commodity Futures Trading Commission (the "CFTC") and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and may impose other sanctions or restrictions.

         RISKS OF OPTIONS ON FUTURES CONTRACTS. The amount of risk the Fund assumes when it purchases an option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein.

The writer of an option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

         RISKS OF FORWARD CONTRACTS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS THEREON, OPTIONS ON FOREIGN CURRENCIES AND OVER-THE-COUNTER OPTIONS ON SECURITIES. Transactions in Forward Contracts, as well as futures and options on foreign currencies, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Fund. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

         Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading decisions will be based may not be as complete as the comparable data on which the Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market which will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Fund from responding to such events in a timely manner.

         Settlements of exercises of over-the-counter Forward Contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships and fees, taxes or other charges.

         Unlike transactions entered into by the Fund in Futures Contracts and exchange-traded options, options on foreign currencies, Forward Contracts and over-the-counter options on securities and securities indexes are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. Such instruments are instead traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock

Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer could lose amounts substantially in excess of the initial investment, due to the margin and collateral requirements associated with such positions.

         In addition, over-the-counter transactions can be entered into only with a financial institution willing to take the opposite side, as principal, of the Fund's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and the Fund could be required to retain options purchased or written, or Forward Contracts entered into, until exercise, expiration or maturity. This in turn could limit the Fund's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

         Further, over-the-counter transactions are not subject to the guarantee of an exchange clearing house, and the Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. The Fund will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

         Transactions in over-the-counter options on foreign currencies are subject to a number of conditions regarding the commercial purpose of the purchaser of such option. The Fund is not able to determine at this time whether or to what extent additional restrictions on the trading of over-the-counter options on foreign currencies may be imposed at some point in the future, or the effect that any such restrictions may have on the hedging strategies to be implemented by them.

         As discussed below, CFTC regulations require that the Fund not enter into transactions in commodity futures contracts or commodity option contracts for other than "bona fide" hedging purposes, unless the aggregate initial margin and premiums do not exceed 5% of the fair market value of the Fund's total assets. Premiums paid to purchase over-the-counter options on foreign currencies, and margins paid in connection with the writing of such options, are required to be included in determining compliance with this requirement, which could, depending upon the existing positions in Futures Contracts and options on Futures Contracts already entered into by the Fund, limit the Fund's ability to purchase or write options on foreign currencies. Conversely, the existence of open positions in options on foreign currencies could limit the ability of the Fund to enter into desired transactions in other options or futures contracts.

         While Forward Contracts are not presently subject to regulation by the CFTC, the CFTC may in the future assert or be granted authority to regulate such instruments. In such event, the Fund's ability to utilize Forward Contracts in the manner set forth above could be restricted.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, the margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, if the OCC determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, the OCC may impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

RESTRICTIONS ON THE USE OF FUTURES AND OPTION CONTRACTS

         Under applicable regulations, when the Fund enters into transactions in Futures Contracts and options on Futures Contracts other than for bona fide hedging purposes, the Fund is required to maintain with its custodian in a segregated account cash, short-term U.S. Government securities or high-quality U.S. dollar-denominated money market instruments, which, together with any initial margin deposits, are equal to the aggregate market value of the Futures Contracts and options on Futures Contracts that it purchases. In addition, the Fund may not purchase or sell such instruments for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of initial margin deposits on such futures and options positions and premiums paid for options purchased would exceed 5% of the market value of the Fund's total assets.

         The Fund has adopted the additional restriction that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of the Fund's total assets. Moreover, the Fund will not purchase put and call options if as a result more than 10% of its total assets would be invested in such options.

ECONOMIC EFFECTS AND LIMITATIONS

         Income earned by the Fund from its hedging activities will be treated as capital gain and, if not offset by net realized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from such transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

         The Fund will not "over-hedge," that is, the Fund will not maintain open short positions in futures or options contracts if, in the aggregate, the market value of its open positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures and options contracts.

         The Fund's ability to employ the options and futures strategies described above will depend in part on the availability of liquid markets in such instruments. Markets in financial futures and related options are still developing. It is impossible to predict the amount of trading interest that may hereafter exist in various types of options or futures. Therefore no assurance can be given that the Fund will be able to use these instruments effectively for the purposes set forth above.

         The Fund's ability to use options, futures and forward contracts may be limited by tax considerations. In particular, tax rules might accelerate or adversely affect the character of the income earned on such contracts. In addition, differences between the Fund's book income (upon the basis of which distributions are generally made) and taxable income arising from its hedging activities may result in return of capital distributions, and in some circumstances, distributions in excess of the Fund's book income may be required to be made in order to meet tax requirements.

FUTURE DEVELOPMENTS

         The foregoing discussion relates to the Fund's proposed use of Futures Contracts, Forward Contracts, options and options on Futures Contracts currently available. As noted above, the relevant markets and related regulations are evolving. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

________________________________________________________________

                     INVESTMENT RESTRICTIONS
________________________________________________________________

         Except as described below and except as otherwise specifically stated in the Fund's Prospectus or this SAI, the investment policies of the Fund set forth in the Prospectus and in this SAI are not fundamental and may be changed without shareholder approval.

         The following is a description of the fundamental restrictions on the investments that may be made by the Fund, which restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund.

         The Fund will not:

              (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or pending settlement of securities transactions or for extraordinary or emergency purposes.

              (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

              (3) Purchase or retain real estate or interests in real estate, although the Fund may purchase securities which are secured by real estate and securities of companies which invest in or deal in real estate.

              (4) Make loans to other persons except by the purchase of obligations in which the Fund may invest consistent with its investment policies and by entering into repurchase agreements, or by lending its portfolio securities representing not more than 25% of its total assets.

              (5) Issue any senior security (as that term is defined in the 1940 Act), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. For the purposes of this restriction, collateral arrangements with respect to options, Futures Contracts and options on Futures Contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security. (There is no intention to issue senior securities except as set forth in paragraph 1 above.)

         The Fund may not: (i) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities and repurchase agreements relating thereto), although up to 25% of the Fund's total assets may be invested without regard to this restriction; or (ii) invest 25% or more of its total assets in the securities of any one industry.

         It is also the fundamental policy of the Fund that it may purchase and sell Futures Contracts and related options.

         In addition, the following is a description of operating policies which the Trust has adopted on behalf of the Fund but which are not fundamental and are subject to change without shareholder approval.

         The Fund will not:

         (a) Pledge, mortgage, hypothecate or otherwise encumber an amount of its assets taken at current value in excess of 15% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by restriction (1) above. For the purpose of this restriction, the deposit of securities and other collateral arrangements with respect to reverse repurchase agreements, options, Futures Contracts, Forward Contracts and options on foreign currencies, and payments of initial and variation margin in connection therewith are not considered pledges or other encumbrances.

         (b) Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that the Fund may make margin payments in connection with Futures Contracts, options on Futures Contracts, options, Forward Contracts or options on foreign currencies.

         (c) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or unless by virtue of its ownership of other securities it has at all such times a right to obtain securities (without payment of further consideration) equivalent in kind and amount to the securities sold, provided that if such right is conditional the sale is made upon equivalent conditions and further provided that no Fund will make such short sales with respect to securities having a value in excess of 5% of its total assets.

         (d) Write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent the Fund from writing, purchasing and selling puts, calls or combinations thereof with respect to securities, indexes of securities or foreign currencies, and with respect to Futures Contracts.

         (e) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund; or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Fund. For this purpose all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

         (f) Invest in securities of any issuer if, to the knowledge of the Trust, the officers and Trustees of the Trust and the officers and directors of the Adviser who beneficially own more than 0.5% of the shares of securities of that issuer together own more than 5%.

         (g) Purchase securities issued by any other registered open-end investment company or investment trust except (A) by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or (B) where no commission or profit to a sponsor or dealer results from such purchase, or (C) when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Fund will not purchase such securities if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuers; and, provided further, that the Fund's purchases of securities issued by such open-end investment company will be consistent with the provisions of the 1940 Act.

         (h) Make investments for the purpose of exercising control or management.

         (i) Participate on a joint or joint and several basis in any trading account in securities.

         (j) Invest in interests in oil, gas, or other mineral exploration or development programs, although the Fund may purchase securities which are secured by such interests and may purchase securities of issuers which invest in or deal in oil, gas or other mineral exploration or development programs.

         (k) Purchase warrants, if, as a result, the Fund would have more than 5% of its total assets invested in warrants or more than 2% of its total assets invested in warrants which are not listed on the Exchange or the American Stock Exchange.

         (l) Purchase commodities or commodity contracts, provided that this shall not prevent the Fund from entering into interest rate futures contracts, securities index futures contracts, foreign currency futures contracts, forward foreign currency exchange contracts and options (including options on any of the foregoing) to the extent such action is consistent with the Fund's investment objective and policies.

         (m) Purchase additional securities in excess of 5% of the value of its total assets until all of the Fund's outstanding borrowings (as permitted and described in Restriction No. 1 above) have been repaid.

         Whenever any investment restriction states a maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in value or net asset value will not be considered a violation of such percentage limitation.

______________________________________________________________

                     MANAGEMENT OF THE FUND
_____________________________________________________________

ADVISER

         Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Investment Advisory Contract") to provide investment advice and, in general, to conduct the management and investment program of the Trust under the supervision of the Trust's Board of Trustees (see "Management of the Fund" in the Prospectus).

      Alliance is a leading global investment management firm supervising client accounts with assets as of September 30, 2001, totaling approximately $421 billion. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.

      Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management

Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. As of December 31, 2001, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30% of the outstanding units of limited partnership interest in Alliance ("Alliance Units"). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. (the "Exchange") in the form of units ("Alliance Holding Units"). As of December 31, 2001, AXA Financial, together with certain of its wholly-owned subsidiaries, including ACMC, beneficially owned approximately 2% of the outstanding Alliance Holding Units and 52% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company.

INVESTMENT ADVISORY CONTRACT AND EXPENSES

         The Adviser serves as investment manager and adviser of the Fund, continuously furnishes an investment program for the Fund and manages, supervises and conducts the affairs of the Fund. The Investment Advisory Contract also provides that the Adviser will furnish or pay the expenses of the Trust for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The Adviser is compensated for its services to the Fund at an annual rate of 0.75% of the first $3 billion of the Fund's average daily net assets, 0.70% of the next $1 billion of such assets, 0.65% of the next $1 billion of such assets, and 0.60% of such average net assets in excess of $5 billion.

         The Adviser is, under the Investment Advisory Contract, responsible for certain expenses incurred by the Fund, including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of Fund shares (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Fund prospectuses and other reports to shareholders and fees related to registration with the Securities and Exchange Commission and with state regulatory authorities).

      For the fiscal years ended October 31, 2001, 2000 and 1999, the Adviser earned $37,318,867, $55,469,380 and $49,826,571 in management fees from the Fund.

      The Investment Advisory Contract provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, and (ii) by vote of a majority of the Trustees who are not interested persons of the Adviser cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the terms of the Investment Advisory Contract must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Contract may be terminated without penalty by the Adviser, by vote of the Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund upon sixty days' written notice, and it terminates automatically in the event of its assignment. The Adviser controls the word "Alliance" in the names of the Trust and the Fund, and if Alliance should cease to be the investment manager of any Fund, the Trust and the Fund may be required to change its name and delete the word "Alliance" from its name.

         The Investment Advisory Contract provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

TRUSTEES AND OFFICERS

          The Trustees are responsible for generally overseeing the conduct of Fund business. In accordance with the Fund's investment objectives, policies, restrictions and such policies as the Trustee may determine from time to time, the Adviser furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, the Adviser also manages the Fund's other affairs and business. The Trustees and principal officers of the Trust, their ages as of the date of this SAI and their primary occupations during the past five years are set forth below.

TRUSTEES

      John D. Carifa,* 56, Chairman of the Board, is the President, Chief Operating Officer, and a Director of Alliance Capital Management Corporation ("ACMC"), with which he has been associated since prior to 1997. His address is 1345 Avenue of the Americas, New York, New York 10105.

      Ruth Block, 71, was formerly an Executive Vice President
and the Chief Insurance Officer of The Equitable Life Assurance
Society of the United States; Chairman and Chief Executive
____________________

* An "interested person" of the Trust, as defined by the 1940 Act.

Officer of Evlico; Director of Avon, Tandem Financial Group and Donaldson Lufkin & Jenrette Securities Corporation. She is currently a Director of Ecolab Incorporated (specialty chemicals) and BP Amoco Corporation (oil and gas). Her address is P.O. Box 4623, Stamford, Connecticut 06903.

         David H. Dievler, 72, is currently an independent consultant. Until December 1994 he was Senior Vice President of ACMC responsible for mutual fund administration. Prior to joining ACMC in 1984 he was Chief Financial Officer of Eberstadt Asset Management since 1968. Prior to that he was a Senior Manager at Price Waterhouse & Co. Member of American Institute of Certified Public Accountants since 1953. His address is P.O. Box 167, Spring Lake, New Jersey 07762.

         John H. Dobkin, 59, is a consultant. Currently President of the Board of Save Venice, Inc. (preservation organization). Formerly, he was a Senior Advisor (June 1999 - June 2000) and President (December 1989 - May 1999) of Historic Hudson Valley (historic preservation). Previously, he was Director of the National Academy of Design. During 1988-92, he was a Director and Chairman of the Audit Committee of ACMC. His address is P.O. Box 12, Annandale, New York 12504

      William H. Foulk, Jr., 69, is an Investment Adviser and an independent consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1997. He was formerly Deputy Comptroller of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. His address is Room 100, 2 Greenwich Plaza, Greenwich, Connecticut 06830.

         Brenton W. Harries, 73, is a Director of Enhance
Reinsurance Co. and was formerly the President and Chief
Executive of Global Electronic Markets Company.  His address is
14 Point Road, Wilson Point, South Norwalk, Connecticut 06854.

      Clifford L. Michel, 62, is a Senior Counsel of the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1997. He is President and Chief
Executive Officer of Wenonah Development Company (investments) and a Director of Placer Dome, Inc. (mining). His address is St.
Bernard's Road, Gladstone, New Jersey 07934.

      Donald J. Robinson, 67, is Senior Counsel to the law firm of Orrick, Herrington and Sutcliffe LLP since prior to 1997. He was formerly a senior partner and a member of the Executive Committee of that firm. He was also a member of the Municipal Securities Rulemaking Board and Trustee of the Museum of the City of New York. His address is 98 Hell's Peak Road, Weston, Vermont 05161.

OFFICERS

         John D. Carifa, President, see biography above.

      Bruce W. Calvert, 55, Senior Vice President, is the Vice
Chairman and Chief Executive Officer and a Director of ACMC, with which he has been associated since prior to 1997. His address is 1345 Avenue of the Americas, New York 10105.

      Kathleen A. Corbet, 41, Senior Vice President, is an
Executive Vice President of ACMC, with which she has been associated since prior to 1997. Her address is 1345 Avenue of the Americas, New York, New York 10105.

      Wayne D. Lyski, 60, Senior Vice President, is an
Executive Vice President of ACMC, with which he has been associated since prior to 1997. His address is 1345 Avenue of the Americas, New York, New York 10105.

      Tyler J. Smith, 63, Vice President, is a Senior Vice
President of ACMC, with which he has been associated since prior to 1997. His address is 1345 Avenue of the Americas, New York,
New York 10105.

      Edmund P. Bergan, Jr., 51, Clerk, is a Senior Vice
President and the General Counsel of Alliance Fund Distributors,
Inc. ("AFD") and AGIS, with which he has been associated since prior to 1997. His address is 1345 Avenue of the Americas, New
York, New York 10105.

      Mark D. Gersten, 51, Treasurer and Chief Financial
Officer, is a Senior Vice President of AGIS, with which he has been associated since prior to 1997. His address is 500 Plaza
Drive, Secaucus, New Jersey 07094.

      Vincent S. Noto, 37, Controller and Chief Accounting
Officer, is a Vice President of AGIS, with which he has been associated since prior to 1997. His address is 500 Plaza Drive, Secaucus, New Jersey 07094.

      Andrew L. Gangolf, 47, Assistant Clerk, is a Senior Vice
President and Assistant General Counsel of AFD, with which he has been associated since prior to 1997. His address is 1345 Avenue of the Americas, New York, New York 10105.

      Domenick Pugliese, 40, Assistant Clerk, is a Senior Vice
President and Assistant General Counsel of AFD, with which he has been associated since prior to 1997. His address is 1345 Avenue of the Americas, New York, New York 10105.

         The aggregate compensation paid to each of the Trustees by the Fund for the fiscal year ended October 31, 2001, the aggregate compensation paid to each of the Trustees during calendar year 2001 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, those "Alliance Fund Complex"), and the total number of registered investment companies (and separate investment portfolios within the companies)in the Alliance Fund Complex with respect to which each Trustee serves as a director or trustee, are set forth below. Neither the Fund nor any other registered investment company in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Trustees is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                                           Tot
al Number
                                                              of Investment
                                               Total Number   Portfolios
                                               of Investment  Within the
                                               Companies in   Alliance Fund
                                  Total Com-   the Alliance   Complex,
                                  pensation    Fund Complex,  Including
                                  from the     Including the  the Fund,
                                  Alliance     Fund, as to    as to which
                       Compensa-  Fund         which the      the Trustee
                       tion from  Complex,     Trustee is     is a
                       Growth     Including    a Director     Director
Name of Trustee        Fund       the Fund     or Trustee     or Trustee
_______________        ________   _________    ____________   _____________

John D. Carifa         $-0-       $-0-         49             113
Ruth Block             $1,747     $186,050     38              88
David H. Dievler       $1,747     $244,350     44              94
John H. Dobkin         $1,747     $210,900     41              91
William H. Foulk, Jr.  $1,747     $249,400     45             110
Brenton W. Harries     $4,830     $25,500       1               3
Clifford L. Michel     $1,747     $199,088     39              91
Donald J. Robinson     $940       $186,050     41             103


      As of January 4, 2002, the Trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

         The Trust undertakes to provide assistance to shareholders in communications concerning the removal of any

Trustee of the Trust in accordance with Section 16 of the 1940
Act.

______________________________________________________________

                     PORTFOLIO TRANSACTIONS
______________________________________________________________

         Under the general supervision of the Board of Trustees, the Adviser makes the Fund's portfolio decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. Neither the Fund nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, the Adviser believes its receipt probably does not reduce the overall expenses of the Adviser to any material extent.

         The investment information provided to the Adviser is of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if it is determined in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker.

         The Fund may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. They may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others.

      Aggregate securities transactions for the Fund during the fiscal year ended October 31, 2001 were $12,606,283,411 and, in connection therewith, brokerage commissions of $5,747,492 (35%) were allocated to persons or firms supplying research information.

      For the fiscal years ended October 31, 2001, 2000 and 1999, the Fund paid aggregate brokerage commissions of $16,289,611, $7,740,810 and $6,965,756$, respectively.

         The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund place portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in servicing the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and subject to seeking best execution, the Fund may consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

         The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with Sanford C. Bernstein & Co., LLC ("SCB & Co."), an affiliate of the Adviser. In such instances, the placement of orders with such broker would be consistent with the Fund's objective of obtaining the best execution and would not be dependent upon the fact that SCB & Co. is an affiliate of the Adviser. With respect to orders placed with SCB & Co. for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Trust), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

      During the fiscal years ended October 31, 1999, October 31, 2000 and October 31, 2001, brokerage commissions amounting in the aggregate to $86,040, $39,250 and $515,672, respectively, were paid to SCB & Co. During the fiscal year ended in October 31, 2001, the brokerage commissions paid to SCB & Co. constituted

3.17% of the Fund's aggregate brokerage commissions. During the fiscal year ended in October 31, 2001, 0.13% of the Fund's aggregate dollar amount of brokerage transactions involving the payment of commissions, were effected through SCB & Co.

______________________________________________________________

                      EXPENSES OF THE FUND
______________________________________________________________

         In addition to the payments to the Adviser under the Investment Advisory Contract described above, the Trust pays certain other costs including (a) brokerage and commission expenses, (b) federal, state and local taxes, including issue and transfer taxes incurred by or levied on the Fund, (c) interest charges on borrowing, (d) fees and expenses of registering the shares of the Fund under the appropriate federal securities laws and of qualifying shares of the Fund under applicable state securities laws including expenses attendant upon renewing and increasing such registrations and qualifications, (e) expenses of printing and distributing the Fund's prospectuses and other reports to shareholders, (f) costs of proxy solicitations,
(g) transfer agency fees described below, (h) charges and expenses of the Trust's custodian, (i) compensation of the Trust's officers, Trustees and employees who do not devote any part of their time to the affairs of the Adviser or its affiliates, (j) costs of stationery and supplies, and (k) such promotional expenses as may be contemplated by the Distribution Services Agreement described below.

DISTRIBUTION ARRANGEMENTS

         Rule 12b-1 under the 1940 Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Trust has adopted a plan for each class of shares of the Fund (except the Advisor Class) pursuant to Rule 12b-1 (each a "Plan" and collectively the "Plans"). Pursuant to the Plans, the Fund pays AFD (the "Principal Underwriter") a Rule 12b-1 distribution services fee which may not exceed an annual rate of .50% of the Fund's aggregate average daily net assets attributable to the Class A shares, 1.00% of the Fund's aggregate average daily net assets attributable to the Class B shares and 1.00% of the Fund's aggregate average daily net assets attributable to the Class C shares to compensate the Principal Underwriter for distribution expenses. The Trustees currently limit payments under the Class A Plan to 0.30% of the Fund's aggregate average daily net assets attributable to the Class A shares. The Plans provide that a portion of the distribution services fee in an amount not to exceed 0.25% of the aggregate average daily net assets of the Fund attributable to the

Class A, Class B and Class C shares constitutes a service fee that the Principal Underwriter will use for personal service and/or the maintenance of shareholder accounts. The Plans also provide that the Adviser may use its own resources, which may include management fees received by the Adviser from the Trust or other investment companies which it manages and the Adviser's past profits, to finance the distribution of the Fund's shares.

         In approving the Plans, the Trustees of the Fund determined that there was a reasonable likelihood that the Plans would benefit the Fund and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

         Each Plan may be terminated with respect to the class of shares of any Fund to which the Plan relates by vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans (the "Qualified Trustees"), or by vote of a majority of the outstanding voting securities of that class. Each Plan may be amended by vote of the Trustees, including a majority of the Qualified Trustees, cast in person at a meeting called for that purpose. Any change in a Plan that would materially increase the distribution costs to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly a written report of such distribution costs and the purposes for which such costs have been incurred with respect to the Fund's Class A, Class B and Class C shares. For so long as the Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

         The Plans may be terminated with respect to any Fund or class of shares thereof at any time on 60 days' written notice without payment of any penalty by the Principal Underwriter or by vote of a majority of the outstanding voting securities of that Fund or that class (as appropriate) or by vote of a majority of the Qualified Trustees. Each plan is of a type known as a "compensation plan", which means that it compensates the distributor regardless of its expenses.

         The Plans will continue in effect with respect to the Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Qualified Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

         In the event that the Rule 12b-1 Plan is terminated or not continued with respect to Class A shares, Class B shares or Class C shares of the Fund, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class and (ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

         The Principal Underwriter has informed the Trust that expenses incurred by it and costs allocated to it in connection with activities primarily intended to result in the sale of Class A, Class B, and Class C shares, respectively, were as follows for the periods indicated:

              Amount of Expense and Allocated Cost
               ___________________________________

                          Class A Shares   Class B Shares     Class C Shares
                          (For the Fiscal  (For the Fiscal    (For the Fiscal
                          year ended       year ended         year ended
                          October 31,      October 31,        October 31,
Category of Expense       2001)            2001)              2001)
___________________       ______________   _______________    _______________

Advertising/Marketing        $130,386           $187,300           $57,320

Printing and Mailing
  of Prospectuses and
  Semi-Annual and
  Annual Reports to
  Other than Current
  Shareholders                $38,535            $67,311           $20,676
Compensation to
  Underwriters               $716,070           $845,949          $255,139

Compensation to
  Dealers                  $3,262,541        $11,422,597        $6,215,732

Compensation to Sales
  Personnel                  $267,361           $234,493           $66,915

Interest, Carrying or
  Other Financing
  Charges                        $-0-         $3,520,020           $20,559

Other (includes
  personnel costs
  of those home office
  employees involved
  in the distribution
  effort and the
  travel-related
  expenses incurred
  by the marketing
  personnel conducting
  seminars)                $1,825,459         $1,417,581          $428,621

                           $6,240,352        $17,695,251        $7,064,962
                           ==========        ===========        ==========

CUSTODIAL ARRANGEMENTS

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA, 02110 acts as the Trust's custodian, but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Fund's Trustees, State Street may enter into subcustodial agreements for the holding of the Fund's securities outside of the United States.

TRANSFER AGENCY ARRANGEMENTS

      AGIS, an indirect wholly-owned subsidiary of the Adviser, located at 500 Plaza Drive, Secaucus, New Jersey 07094, receives a transfer agency fee per account holder of the Class A, Class B, Class C and Advisor Class shares of the Trust. The transfer agency fee with respect to the Class B and Class C shares is higher than the transfer agency fee with respect to the Class A and Advisor Class shares. For the fiscal year ended October 31, 2001, the Fund paid AGIS $8,241,280 for transfer agency services.

Codes of Ethics

         The Fund, the Adviser and the Principal Underwriter have each adopted Codes of Ethics pursuant to Rule 17j-1 of the Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

________________________________________________________________

                       PURCHASE OF SHARES
________________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares--How To Buy Shares."

GENERAL

         Shares of the Fund are offered on a continuous basis at a price equal to its net asset value plus an initial sales charge at the time of purchase (the "Class A shares"), with a contingent deferred sales charge (the "Class B shares"), without any initial sales charge and, as long as the shares are held for one year or more, without any contingent deferred sales charge ("Class C shares"), or, to investors eligible to purchase Advisor Class shares, without any initial, contingent deferred or asset-based sales charge ("Advisor Class Shares"), in each case as described below. Shares of the Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the NASD and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"),
(ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Principal Underwriter ("selected agents"), and (iii) the Principal Underwriter.

         Advisor Class shares of the Fund may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by the Principal Underwriter, (ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that have at least 1,000 participants or $25 million in assets, or (iii) by the categories of investors described in clauses (i) through (iv) below under "--Sales at Net Asset Value" (other than officers, directors and present and full-time employees of selected dealers or agents, or relatives of such person, or any trust, individual retirement account or retirement plan account for the benefit of such relative, none of whom is eligible on the basis solely of such status to purchase and hold Advisor Class shares), or (iv) by directors and present or retired full-time employees of CB Richard Ellis, Inc. Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by the Principal Underwriter for investment in Advisor Class shares.

         Investors may purchase shares of the Fund either through selected broker-dealers, agents, financial intermediaries or other financial representatives, or directly through the Principal Underwriter. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of Class A, Class B, Class C or Advisor Class shares made through such financial representative. Such financial representative may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts. Sales personnel of selected dealers and agents distributing the Fund's shares may receive differing compensation for selling Class A, Class B, Class C or Advisor Class shares.

         The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         The public offering price of shares of the Fund is its net asset value, plus, in the case of Class A shares, a sales charge which will vary depending on the amount of the purchase alternative chosen by the investor, as shown in the table below under "Class A Shares." On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed in accordance with the Trust's Agreement and Declaration of Trust and By-Laws as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) by dividing the value of the total assets attributable to a class, less its liabilities, by the total number of its shares then outstanding. The Fund business day is any day on which the Exchange is open for trading.

         The respective per share net asset values of the Class A, Class B, Class C and Advisor Class shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class B and Class C shares may be lower than the per share net asset values of the Class A and Advisor Class shares, as a result of the differential daily expense accruals of the distribution and transfer agency fees applicable with respect to those classes of shares. Even under those circumstances, the per share net asset values of the four classes eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

         The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to its net asset value next determined (plus applicable Class A sales charges), as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through selected dealers, agents or financial representatives, as applicable, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer, agent or financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The selected dealer, agent or financial representative, as applicable, is responsible for transmitting such orders by 5:00 p.m. Eastern time (certain selected dealers, agents or financial representatives may enter into operating agreements permitting them to transmit purchase information to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's net asset value). If the selected dealer, agent or financial representative, as applicable, fails to do so, the investor's right to purchase shares at that day's closing price must be settled between the investor and the selected dealer, agent or financial representative, as applicable. If the selected dealer, agent or financial representative, as applicable, receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application, both of which may be obtained by calling the "For Literature" telephone number shown on the cover of this SAI. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). Telephone purchase requests must be received before 3:00 p.m. Eastern time on a Fund business day to receive that day's public offering price. Telephone purchase requests received after 3:00 p.m. Easter time are automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

         Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to the Fund, share certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or his or her authorized selected dealer or agent. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.

         In addition to the discount or commission paid to dealers or agents, the Principal Underwriter from time to time pays additional cash or other incentives to dealers or agents, in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment incurred in connection with travel, lodging and entertainment incurred in connection with travel taken by persons associated with a dealer or agent to locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.

         Class A, Class B, Class C and Advisor Class shares of the Fund each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or contingent deferred sales charge, when applicable) and Class B and Class C shares bear the expense of the deferred sales charge, (ii) Class B shares and Class C shares each bear the expense of a higher distribution services fee than that borne by Class A shares, and Advisor Class shares do not bear such a fee, (iii) Class B and Class C shares bear higher transfer agency costs than those borne by Class A and Advisor Class shares, (iv) Class A, Class B and Class C shares have exclusive voting rights with respect to provisions of the Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class A shareholders an amendment to the Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, then such amendment will also be submitted to the Class B and Advisor Class shareholders, and the Class A shareholders, the Class B shareholders and the Advisor Class shareholders will vote separately by class and (v) Class B and Advisor Class shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available.

         The Trustees of the Trust have determined that currently no conflict of interest exists between or among the Class A, Class B, Class C and Advisor Class shares. On an ongoing basis, the Trustees of the Trust, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

ALTERNATIVE RETAIL PURCHASE ARRANGEMENTS --
CLASS A, CLASS B AND CLASS C SHARES**

         The alternative purchase arrangements available with respect to Class A, Class B and Class C shares permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors
____________________

** Advisor Class shares are sold only to investors described above in this section under "--General."

should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services fee and contingent deferred sales charges on Class B shares prior to conversion, or the accumulated distribution services fee and contingent deferred sales charges on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. In this regard, the Principal Underwriter will reject any order (except orders from certain retirement plans and certain employee benefit plans) for more than $250,000 for Class B shares. (See Appendix B for information concerning the eligibility of certain employee benefit plans to purchase Class B shares at net asset value without being subject to a contingent deferred sales charge and the ineligibility of certain such plans to purchase Class A shares.) Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at net asset value. For this reason, the Principal Underwriter will reject any order for more than $1,000,000 for Class C shares.

         Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

         Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a contingent deferred sales charge for a four-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.

         Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the four-year period during which Class B shares are subject to a contingent deferred sales charge may find it more advantageous to purchase Class C shares.

      During the Fund's fiscal years ended October 31, 2001,
2000 and 1999, the aggregate amounts of underwriting commissions payable with respect to shares of the Fund were $2,691,576, $6,174,576 and $5,655,169, respectively. Of those amounts, the Principal Underwriter retained $374,420, $594,576 and $653,006, respectively, during fiscal years 2001, 2000 and 1999, representing that portion of the sales charges paid on Class A shares which was not reallocated to selected dealers. During the Fund's fiscal years ended October 31, 2001, 2000 and 1999, the Principal Underwriter received contingent deferred sales charges of $37,504, $82,572 and $6,310, respectively, on Class A shares, $3,296,059, $4,413,318 and $4,217,994, respectively, on Class B shares, and $90,886, $135,349 and $141,286, respectively, on
Class C shares.

CLASS A SHARES

         The public offering price of Class A shares is the net asset value plus a sales charge, as set forth below:

                          Sales Charge
                          ____________

                                                     Discount or
                                                     Commission
                                       As % of       to Dealers
                        As % of        the           or Agents
                        Net            Public        As % of
Amount of               Amount         Offering      Offering
Purchase                Invested       Price         Price
_________               ________       ________      ___________

Less than
    $100,000 . . .      4.44%          4.25%         4.00%
$100,000 but
    less than
    $250,000 . . .      3.36           3.25          3.00
$250,000 but
    less than
    $500,000 . . .      2.30           2.25          2.00
$500,000 but
    less than
    $1,000,000*. .      1.78           1.75          1.50

____________________
* There is no initial sales charge on transactions of $1,000,000 or more.

         With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, as described below under--Class B Shares." In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of Class A shares, such as the payment of compensation to selected dealers or agents for selling Class A shares. With respect to purchases of $1,000,000 or more made through selected dealers or agents, the Adviser may, pursuant to the Distribution Services Agreement described above, pay such dealers or agents from its own resources a fee of up to 1% of the amount invested to compensate such dealers or agents for their distribution assistance in connection with such purchases.

         No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, (ii) in exchange for Class A shares of other "Alliance Mutual Funds" (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AFD Exchange Reserves ("AFDER") that were purchased for cash without the payment of an initial sales charge and without being subject to a contingent deferred sales charge or (iii) upon the automatic conversion of Class B shares or Advisor Class shares as described below under "Class B Shares--Conversion Feature" and "--Conversion of Advisor Class Shares to Class A Shares." The Fund receives the entire net asset value of its Class A shares sold to investors. The Principal Underwriter's commission is the sales charge shown in the Prospectus less any applicable discount or commission "reallowed" to selected dealers and agents. The Principal Underwriter will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Principal Underwriter may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Principal Underwriter. A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act.

         Investors choosing the initial sales charge alternative may under certain circumstances be entitled to pay (i) no initial sales charge (but be subject in most such cases to a contingent deferred sales charge) or (ii) a reduced initial sales charge. The circumstances under which such investors may pay a reduced initial sales charge are described below.

         COMBINED PURCHASE PRIVILEGE. Certain persons may qualify for the sales charge reductions indicated in the schedule of such charges shown above by combining purchases of shares of the Fund into a single "purchase," if the resulting "purchase" totals at least $100,000. The term "purchase" refers to: (i) a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares of the Fund for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as that term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. A "purchase" may also include shares, purchased at the same time through a single selected dealer or agent, of any other "Alliance Mutual Fund." Currently, the Alliance Mutual Funds include:

AFD Exchange Reserves
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -Quality Bond Portfolio
  -U.S. Government Portfolio
Alliance Global Dollar Government Fund, Inc.
Alliance Global Small Cap Fund, Inc.
Alliance Global Strategic Income Trust, Inc.
Alliance Greater China '97 Fund, Inc.
Alliance Growth and Income Fund, Inc.
Alliance Health Care Fund, Inc.
Alliance High Yield Fund, Inc.
Alliance International Fund
Alliance International Premier Growth Fund, Inc.
Alliance Mid-Cap Growth Fund, Inc.
Alliance Multi-Market Strategy Trust, Inc.
Alliance Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio

  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Premier Growth Fund, Inc.
Alliance Quasar Fund, Inc.
Alliance Select Investors Series
  -Biotechnology Portfolio
  -Premier Portfolio
  -Small Cap Growth Portfolio
  -Technology Portfolio
Alliance Technology Fund, Inc.
Alliance Worldwide Privatization Fund, Inc.
AllianceBernstein Disciplined Value Fund, Inc.
AllianceBernstein Real Estate Investment Fund, Inc.
AllianceBernstein Utility Income Fund, Inc.
The Alliance Portfolios
  -Alliance Conservative Investors Fund
  -Alliance Growth Fund
  -Alliance Growth Investors Fund
The AllianceBernstein Trust
  -AllianceBernstein Global Value Fund
  -AllianceBernstein International Value Fund
  -AllianceBernstein Small Cap Value Fund
  -AllianceBernstein Value Fund
The Korean Investment Fund, Inc.
Sanford C. Bernstein Fund, Inc.
  -Bernstein Government Short Duration Portfolio
  -Bernstein Short Duration Plus Portfolio
  -Bernstein Intermediate Duration Portfolio
  -Bernstein Short Duration New York Municipal Portfolio
  -Bernstein Short Duration California Municipal Portfolio
  -Bernstein Short Duration Diversified Municipal Portfolio
  -Bernstein New York Municipal Portfolio
  -Bernstein California Municipal Portfolio
  -Bernstein Diversified Municipal Portfolio
  -Bernstein Tax-Managed International Value Portfolio
  -Bernstein International Value II Portfolio
  -Bernstein Emerging Markets Value Portfolio

         Prospectuses for the Alliance Mutual Funds may be obtained without charge by contacting AGIS at the address or the "For Literature" telephone number shown on the front cover of this SAI.

         CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). An investor's purchase of additional Class A shares of the Fund may qualify for a Cumulative Quantity Discount. The applicable sales charge will be based on the total of:

              (i)   the investor's current purchase;

              (ii) the net asset value (at the close of business on the previous day) of (a) all shares of the Fund held by the investor and (b) all shares of any other Alliance Mutual Fund held by the investor; and

              (iii) the net asset value of all shares described
                    in paragraph (ii) owned by another
                    shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

         For example, if an investor owned shares of an Alliance Mutual Fund worth $200,000 at their then-current net asset value and, subsequently, purchased Class A shares of the Fund worth an additional $100,000, the sales charge for the $100,000 purchase would be at the 2.25% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.25% rate.

         To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Principal Underwriter with sufficient information to verify that each purchase qualifies for the privilege or discount.

         STATEMENT OF INTENTION. Class A investors may also obtain the reduced sales charges shown in the table above by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in Class A shares (or Class A, Class B,
Class C and/or Advisor Class shares) of the Fund or any other Alliance Mutual Fund. Each purchase of shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of shares of the Fund or any other Alliance Mutual Fund made not more than 90 days prior to the date that the investor signs the Statement of Intention; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

         Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Alliance Mutual Funds under a single Statement of Intention. For example, if at the time an investor signs a Statement of Intention to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth

$20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other Alliance Mutual Fund to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

         The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in the sales charge will be used to purchase additional shares of the Fund subject to the rate of the sales charge applicable to the actual amount of the aggregate purchases.

         Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in Class A shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus while current Class A shareholders desiring to do so can obtain a form of Statement of Intention by contacting AGIS at the address or telephone numbers shown on the cover of this SAI.

         CERTAIN RETIREMENT PLANS. Multiple participant payroll deduction retirement plans may also purchase shares of the Fund or any other Alliance Mutual Fund at a reduced sales charge on a monthly basis during the 13-month period following such a plan's initial purchase. The sales charge applicable to such initial purchase of shares of the Fund will be that normally applicable, under the schedule of sales charges set forth in this SAI, to an investment 13 times larger than such initial purchase. The sales charge applicable to each succeeding monthly purchase will be that normally applicable, under such schedule, to an investment equal to the sum of (i) the total purchases previously made during the 13-month period and (ii) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales charges previously paid during such period will not be retroactively adjusted on the basis of later purchases.

         REINSTATEMENT PRIVILEGE. A shareholder who has caused any or all of his or her Class A or Class B shares of the Fund to be redeemed or repurchased may reinvest all or any portion of the redemption or repurchase proceeds in Class A shares of the Fund at net asset value without any sales charge, provided that
(i) such reinvestment is made within 120 calendar days after the redemption or repurchase date and (ii) for Class B shares, a contingent deferred sales charge has been paid and the Principal Underwriter has approved, at its discretion, the reinstatement of such shares. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this SAI.

         SALES AT NET ASSET VALUE. The Fund may sell its Class A shares at net asset value (i.e., without an initial sales charge) and without any contingent deferred sales charge to certain categories of investors including:

         (i)   investment management clients of the Adviser
               (other than the Adviser's Bernstein unit) or its affiliates;

         (ii) officers and present or former Trustees of the Trust; present or former directors and trustees of other investment companies managed by the Adviser; present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, the Principal Underwriter, AGIS and their affiliates; officers and directors of ACMC, the Principal Underwriter, AGIS and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively, "relatives") of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the relevant Fund);

         (iii) the Adviser, the Principal Underwriter, AGIS and their affiliates; certain employee benefit plans for employees of the Adviser, the Principal
               Underwriter, AGIS and their affiliates;

         (iv) registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Principal Underwriter and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent;

         (v) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter, pursuant to which such persons pay an asset-based fee to such broker-dealer or financial intermediary, or its affiliate or agent, for services in the nature of investment advisory or administrative services; and

         (vi) employer-sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), employer-sponsored nonqualified deferred compensation plans, custodial accounts maintained pursuant to Section 403(b)(7) retirement plans and individual retirement accounts (including individual retirement accounts to which simplified employee pension (SEP) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Principal Underwriter.

Class B Shares

         Investors may purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment.

         Proceeds from the contingent deferred sales charge on the Class B shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

         CONTINGENT DEFERRED SALES CHARGE. Class B shares that are redeemed within four years of purchase will be subject to a contingent deferred sales charge at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

         To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares (proceeds of $600), 10 Class B shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the second year after purchase).

         The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

                             Contingent
                             Deferred Sales
                             Charge for the
                             Fund as a % of
Year Since Purchase          Dollar Amount
-------------------          ----------------

First                              4.00%
Second                             3.00%
Third                              2.00%
Fourth                             1.00%
Fifth and thereafter               None

         In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the Alliance Mutual Fund originally purchased by the shareholder.

         The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended, (the "Code"), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, (iii) that had been purchased by present or former Trustees of the Trust, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, or
(iv) pursuant to a systematic withdrawal plan (see Appendix B and "Shareholder Services--Systematic Withdrawal Plan" below).

      CONVERSION FEATURE. Class B shares purchased on or after August 2, 1993 and held for eight years after the end of the calendar month in which the shareholder's purchase order was accepted will automatically convert to Class A shares. Such conversions will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Principal Underwriter to have been compensated for distribution expenses incurred in the sale of such shares.

         For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares.

         The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period, which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

CLASS C SHARES

         Investors may purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for at least one year, upon redemption. Class C shares are sold without an initial sales charge, so that the Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C shares without either an initial or contingent deferred sales charge, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares of the Fund and incur higher distribution services fees and transfer agency costs than Class A shares and Advisor Class shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares and Advisor Class shares.

         Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price.

In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on certain redemptions, as described above under "--Class B Shares."

         In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge.

         Proceeds from the contingent deferred sales charge are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to selected dealers and agents for selling Class C shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class C shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class C shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A and Advisor Class shares.

         The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, (iv) pursuant to a systematic withdrawal plan (see "Shareholder Services - Systematic Withdrawal Plan" below), or
(v) sold through programs offered by financial intermediaries and approved by AFD where such programs offer only shares which are not subject to a contingent deferred sales charge and where the financial intermediary establishes a single omnibus account for each Fund.

CONVERSION OF ADVISOR CLASS SHARES TO CLASS A SHARES

         Advisor Class shares may be held solely through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares-- General," and by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Trust. If
(i) a holder of Advisor Class shares ceases to participate in the fee-based program or plan, or to be associated with the investment adviser or financial intermediary, in each case, that satisfies the requirements to purchase shares set forth under "Purchase of Shares--General" or (ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in the Advisor Class Prospectus and this SAI (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the same Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The Fund will provide the shareholder with at least 30 days' notice of conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class A shares currently bear a .30% distribution services fee. As a result, Class A shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower net asset value than Advisor Class shares.

         The conversion of Advisor Class shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Advisor Class shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Advisor Class shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Advisor Class shareholder whose Advisor Class shares would otherwise convert to Class A shares would be required to redeem his or her Advisor Class shares, which would constitute a taxable event under federal income tax law.

________________________________________________________________

               REDEMPTION AND REPURCHASE OF SHARES
________________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares -- How to Sell Shares." If you are an Advisor Class shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

REDEMPTION

         Subject only to the limitations described below, the Fund will redeem the shares tendered to them, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. Except for any contingent deferred sales charge which may be applicable to Class A, Class B or Class C shares, there is no redemption charge. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial representative.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of security holders of the Fund.

         Payment of the redemption price normally will be made in cash. No interet will accrue on uncashed redemption checks. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds from Class A, Class B and Class C shares will reflect the deduction of the contingent deferred sales charge, if any. Payment received by a shareholder upon redemption or repurchase of his or her shares, assuming the shares constitute capital assets in his or her hands, will result in long-term or short-term capital gain (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

         To redeem shares of the Fund for which no share certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The signature or signatures on the letter must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         To redeem shares of the Fund represented by share certificates, the investor should forward the appropriate share certificate or certificates, endorsed in blank or with blank stock powers attached, to the Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each share certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the share certificate or certificates or, where tender is made by mail, separately mailed to the relevant Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

         TELEPHONE REDEMPTION BY ELECTRONIC FUNDS TRANSFER. Each Fund shareholder is entitled to request redemption by electronic funds transfer of shares for which no share certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application found in the Prospectus or, in the case of an existing shareholder, an "Autosell" application obtained from AGIS. A telephone redemption request by electronic funds transfer may not exceed $100,000 (except for certain omnibus accounts), and must be made by 4:00 p.m. Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         TELEPHONE REDEMPTION BY CHECK. Each Fund shareholder is eligible to request redemption by check of Fund shares for which no share certificates have been issued, by telephone at
(800) 221-5672 before 4:00 p.m. Eastern time on a Fund business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to AGIS, or by checking the appropriate box on the Subscription Application found in the Prospectus.

         TELEPHONE REDEMPTIONS--GENERAL. During periods of drastic economic or market developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts,
(iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Fund nor the Adviser, the Principal Underwriter nor AGIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

REPURCHASE

         The Fund may repurchase shares through the Principal Underwriter, selected financial intermediaries or selected dealers or agents. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request (less the contingent deferred sales charge, if any, with respect to the Class A, Class B and Class C shares), except that requests placed through selected dealers or agents before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of the close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary or selected dealer or agent is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. Eastern time (certain selected dealers, agents or financial representatives may enter into operating agreements permitting them to transmit purchase information to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's net asset value). If the financial intermediary or selected dealer or agent fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the dealer or agent. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through a selected dealer or agent. Neither the Fund nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares (except for the contingent deferred sales charge, if any, with respect to Class A, Class B and Class C shares). Normally, if shares of the Fund are offered through a financial intermediary or selected dealer or agent, the repurchase is settled by the shareholder as an ordinary transaction with or through the selected dealer or agent, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

GENERAL

         The Fund reserves the right to close out an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. No contingent deferred sales charge will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the relevant Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

________________________________________________________________

                      SHAREHOLDER SERVICES
________________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares." The shareholder services set forth below are applicable to Class A, Class B, Class C and Advisor Class shares unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

AUTOMATIC INVESTMENT PROGRAM

         Investors may purchase shares of the Fund through an automatic investment program utilizing electronic funds transfers drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount (at least $25) are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Principal Underwriter receives the proceeds from the investor's bank. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application found in the Prospectus. Current shareholders should contact AGIS at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

EXCHANGE PRIVILEGE

         You may exchange your investment in the Fund for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by the Adviser). In addition, (i) present officers and full-time employees of the Adviser, (ii) present directors or trustees of any Alliance Mutual Fund and (iii) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AGIS and their affiliates may, on a tax-free basis, exchange Class A shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the net asset value next determined after receipt of a properly completed exchange request and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AGIS by 4:00 p.m. Eastern time on the Fund business day in order to receive that day's net asset value.

         Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the Alliance Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

         Please read carefully the prospectus of the mutual fund into which you are exchanging carefully before submitting the request. Call AGIS at (800) 221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A shares of the Fund for Advisor Class shares of the Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be changed, suspended or terminated on 60 days' written notice.

         All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the Alliance Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Alliance Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in the Fund's Prospectus, or
(ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Alliance Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of Alliance Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

         Each Fund shareholder, and the shareholder's selected dealer, agent or financial representative, as applicable, are authorized to make telephone requests for exchanges unless AGIS, receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus. Such telephone requests cannot be accepted with respect to shares then represented by share certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

         Eligible shareholders desiring to make an exchange should telephone AGIS with their account number and other details of the exchange at (800) 221-5672 before 4:00 p.m., Eastern time, on the Fund business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on the Fund business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI.

         A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another Alliance Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the Fund business day prior thereto if the 12th day is not a Fund business day.

         None of the Alliance Mutual Funds, the Adviser, the Principal Underwriter or AGIS will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. AGIS will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If AGIS did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers, agents or financial representatives, as applicable, may charge a commission for handling telephone requests for exchanges.

         The exchange privilege is available only in states where shares of the Alliance Mutual Funds being acquired may legally be sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

RETIREMENT PLANS

         The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Fund has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact AGIS at the "For Literature" telephone number on the cover of this SAI, or write to:

         Alliance Global Investor Services, Inc.
         Retirement Plans
         P.O. Box 1520
         Secaucus, New Jersey  07096-1520

         INDIVIDUAL RETIREMENT ACCOUNTS ("IRA"). Individuals who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Taxation of the income and gains paid to an IRA by the Fund is deferred until distribution from the IRA. An individual's eligible contributions to an IRA will be deductible if neither the individual nor his or her spouse is an active participant in an employer-sponsored retirement plan. If the individual or his or her spouse is an active participant in an employer-sponsored retirement plan, the individual's contributions to an IRA may be deductible, in whole or in part, depending on the amount of the adjusted gross income of the individual and his or her spouse.

         EMPLOYER-SPONSORED QUALIFIED RETIREMENT PLANS. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

         If the aggregate net asset value of shares of the Alliance Mutual Funds held by a qualified plan reaches $1 million on or before December 15th in any year, all Class B shares or Class C shares of the Fund held by such plan can be exchanged, at the plan's request, without any sales charge, for Class A shares of the Fund.

         SIMPLIFIED EMPLOYEE PENSION PLANS ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

         403(b)(7) RETIREMENT PLANS. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable, which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to AGIS as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact AGIS at the address or "For Literature" telephone number shown on the cover of this SAI.

Dividend Reinvestment Program

         Shareholders may elect to have all income and capital gains distributions from their account be paid to them in the form of additional shares of the same class of the Fund pursuant to the Fund's Dividend Reinvestment Program. No initial or contingent deferred sales charge will be imposed on shares issued pursuant to the Dividend Reinvestment Program. Shares issued under this program will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the distribution. Investors wishing to participate in the Dividend Reinvestment Program should complete the appropriate section of the Subscription Application. Current shareholders should contact AGIS to participate in the Dividend Reinvestment Program.

         In certain circumstances where a shareholder has elected to receive dividends and/or capital gain distributions in cash but the account has been determined to be lost due to mail being returned to us by the Postal Service as undeliverable, such shareholder's distributions option will automatically be placed within the Dividend Reinvestment Program for future distributions. No interest will accrue on amounts represented by uncashed distribution checks.

DIVIDEND DIRECTION PLAN

         A shareholder who already maintains, in addition to his or her Class A, Class B, Class C or Advisor Class Fund account, a Class A, Class B, Class C or Advisor Class account with one or more other Alliance Mutual Funds may direct that income dividends and/or capital gains distributions paid on his or her Class A, Class B, Class C or Advisor Class Fund shares be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of such other Alliance Mutual Fund(s). Further information can be obtained by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this SAI. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application found in the Prospectus. Current shareholders should contact AGIS to establish a dividend direction plan.

SYSTEMATIC WITHDRAWAL PLAN

         GENERAL. Any shareholder who owns or purchases shares of the Fund having a current net asset value of at least $4,000 (for quarterly or less frequent payments), $5,000 (for bi-monthly payments) or $10,000 (for monthly payments) may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Fund automatically reinvested in additional shares of that Fund.

         Shares of the Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below, any applicable contingent deferred sales charge. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the relevant Fund.

         Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares--General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when the purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount at least equivalent to three times the annual withdrawal or $5,000, whichever is less.

         Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus, while current Fund shareholders desiring to do so can obtain an application form by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this SAI.

CDSC WAIVER FOR CLASS B SHARES AND CLASS C SHARES. Under a systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class B or Class C shares in a shareholder's account may be redeemed free of any contingent deferred sales charge.

         With respect to Class B shares, the waiver applies only with respect to shares acquired after July 1, 1995. Class B shares that are not subject to a contingent deferred sales charge (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable contingent deferred sales charge.

         With respect to Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable contingent deferred sales charge.

STATEMENTS AND REPORTS

         Each shareholder receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Trust's independent accountants, PricewaterhouseCoopers LLP, as well as a confirmation of each purchase and redemption. By contacting his or her broker or AGIS, a shareholder can arrange for copies of his or her account statements to be sent to another person.

________________________________________________________________

                         NET ASSET VALUE
________________________________________________________________

         The per share net asset value is computed in accordance with the Trust's Agreement and Declaration of Trust and By-Laws at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board of Trustees deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's per share net asset value is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

         In accordance with applicable rules under the 1940 Act, portfolio securities are valued at current market value or at fair value as determined in good faith by the Board of Trustees. The Board of Trustees has delegated to the Adviser certain of the Board's duties with respect to the following procedures. Readily marketable securities listed on the Exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the U.S. over-the-counter market) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the Exchange or, in the case of a foreign securities exchange, at the last quoted sale price, in each case on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Trustees. Readily marketable securities not listed on the Exchange or on a foreign securities exchange but listed on other United States national securities exchanges or traded on The Nasdaq Stock Market, Inc. are valued in like manner. Portfolio securities traded on the Exchange and on one or more foreign or other national securities exchanges, and portfolio securities not traded on the Exchange but traded on one or more foreign or other national securities exchanges are valued in accordance with these procedures by reference to the principal exchange on which the securities are traded.

         Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to those of the U.S. over-the-counter market, and securities listed on a U.S. national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices as reported by Nasdaq or, in the case of securities not quoted by Nasdaq, the National Quotation Bureau or another comparable source.

         Listed put or call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day.

         Open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price will be used.

         U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Trustees determines that this method does not represent fair value).

         Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by pricing services take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities.

         All other assets of the Fund are valued in good faith at fair value by, or in accordance with procedures established by, the Board of Trustees.

         Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund business day. In addition, trading in foreign markets may not take place on all Fund business days. Furthermore, trading may take place in various foreign markets on days that are not Fund business days. The Fund's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless it is believed that these prices do not reflect current market value, in which case the securities will be valued in good faith at fair value by, or in accordance with procedures established by, the Board of Trustees.

         The Board of Trustees may suspend the determination of the Fund's net asset value (and the offering and sale of shares), subject to the rules of the SEC and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

         For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Trustees.

         The assets attributable to the Class A shares, Class B shares, Class C shares and Advisor Class shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

________________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
________________________________________________________________

         Dividends paid by the Fund, if any, with respect to Class A, Class B, Class C and Advisor Class shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fee applicable to Class B and C shares, and any incremental transfer agency costs relating to Class B and Class C shares, will be borne exclusively by the class to which they relate.

UNITED STATES FEDERAL INCOME TAXATION
OF DIVIDENDS AND DISTRIBUTIONS

         General. The Fund intends to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code") for each taxable year. In order to qualify as a regulated investment company, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies and (2) diversify its holdings so that at the end of each quarter of its taxable year, the following two conditions are met: (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. These requirements may limit the range of the Fund's investments.

         If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to shareholders, provided the Fund distributes during its taxable year at least (a) 90% of its taxable net investment income (generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term capital loss) and (b) 90% of the excess of
(i) its tax-exempt interest income less (ii) certain deductions attributable to that income. The Fund intends to make sufficient distributions to shareholders to meet this requirement. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment.

         In addition, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intend generally to make distributions sufficient to avoid imposition of the 4% excise tax.

         The information set forth in the Fund's Prospectus and the following discussion relates solely to federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details and for the application of state and local tax laws to their particular situation.

         Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to shareholders as ordinary income. The dividends-received deduction for corporations should also be applicable to the Fund's dividends of net investment income, but only to the extent so designated by the Fund. The amount of such dividends and distributions that may be designated by the Fund as eligible for the dividends-received deduction is limited to the amount of qualifying dividends from domestic corporations received by the Fund during the fiscal year. Furthermore, provisions of the tax law disallow the dividends-received deduction to the extent a corporation's investment in shares of the Fund is financed with indebtedness. The dividends-received deduction shall also be disallowed with respect to a dividend unless the corporate shareholder held its shares without protection from risk of loss on the ex-dividend date and for at least 45 more days during the 90-day period beginning 45 days prior to the ex-dividend date.

         Distributions of net capital gain designated by the Fund as such (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain (generally at a 20% rate for noncorporate shareholders), regardless of how long a shareholder has held shares in the Fund.

         Capital gains distributions are not eligible for the dividends-received deduction referred to above. Any dividend or distribution received by a shareholder on shares of the Fund (even if received shortly after the purchase of such shares by such shareholder) will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss for federal income tax purposes to the extent of any distribution of net capital gain made with respect to such shares.

         Dividends and distributions are taxable in the manner described above regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund.

         A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an IRA, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

         Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed, even when the Fund's net asset value also reflects unrealized losses.

         For federal income tax purposes, when equity call options which the Fund has written expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a call written by the Fund is exercised, the selling price or purchase price of stock is increased by the amount of the premium, and the nature of the gain or loss on the sale of stock depends upon the holding period of the stock. There may be short-term gains or losses associated with closing purchase transactions.

         The Fund's hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, will subject the Fund to special tax rules (including mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

         The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. The Fund generally does not expect that shareholders will be able to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

      The Fund is required to withhold and remit to the U.S. Treasury 30% of all dividend income paid to any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he or she is not subject to such withholding). In addition, the Fund will be required to withhold and remit to the U.S. Treasury 30% of the amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no taxpayer identification number has been provided.

         The foregoing discussion relates only to U.S. federal income tax law as it affects U.S. shareholders. The effects of federal income tax law on non-U.S. shareholders may be substantially different. Foreign investors should consult their counsel for further information as to the U.S. tax consequences of investing in the Fund.

________________________________________________________________

                       GENERAL INFORMATION
________________________________________________________________

DESCRIPTION OF THE TRUST

         The Trust is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated March 26, 1987, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The Trust is a "series" company as described in Rule 18f-2 under the 1940 Act, having four separate portfolios, each of which is represented by a separate series of shares. In addition to the Fund, the other portfolios of the Trust are Alliance Conservative Investors Fund and Alliance Growth Investors Fund.

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series and of each class of shares thereof. The shares of the Fund and each class thereof do not have any preemptive rights. Upon termination of any Fund or any class thereof, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund or that class are entitled to share pro rata in the net assets of that Fund or that class then available for distribution to such shareholders.

         The assets received by the Trust for the issue or sale of the Class A, Class B, Class C and Advisor Class shares of the Fund and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the appropriate class of that Fund. The underlying assets of the Fund and each class of shares thereof are segregated and are charged with the expenses with respect to that Fund and that class and with a share of the general expenses of the Trust. While the expenses of the Trust are allocated to the separate books of account of each series and each class of shares thereof, certain expenses may be legally chargeable against the assets of all series or a particular class of shares thereof.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least a majority of the outstanding shares of the Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders.

         It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Trustees.

         A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then-current net asset value of the Fund represented by the redeemed shares less any applicable contingent deferred sales charge. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives and policies than those of the Fund, and additional classes of shares within the Fund. If an additional portfolio or class were established in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Trustees, that affect each portfolio and class in substantially the same manner. Class A, B, C and Advisor Class shares have identical voting, dividend, liquidation and other rights, except that each class bears its own transfer agency expenses, each of Class A, Class B and Class C shares of the Fund bears its own distribution expenses and Class B shares and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares of the Fund votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Trustees and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.

CAPITALIZATION

         Except as noted below under "Shareholder and Trustee
Liability," all shares of the Fund when duly issued will be fully paid and non-assessable.

      Set forth below is certain information as to all persons who owned of record or beneficially 5% or more of any class of the Fund's outstanding shares on January 4, 2002:


NAMES AND ADDRESSES                    NO. OF SHARES  % OF CLASS

CLASS A

Salomon Smith Barney                       1,805,248        5.72%
House Account
Attn:  Cindy Tempesta
333 W. 34th Street, Floor 3
New York, NY 10001-2483

MLPF&S                                     5,427,841       17.19%
For the Sole Benefit
of Its Customers
Attn:  Fund Admin. (97B81)
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL 32246-6486

CLASS B

Salomon Smith Barney                      15,533,464       14.41%
House Account
Attn:  Cindy Tempesta
333 W. 34th Street, Floor 3
New York, NY 10001-2483

Merrill Lynch                             12,529,916       11.62%
Mutual Fund Admin. (97B83)
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL 32246-6486

Dean Witter Reynolds
Attn: Mutual Fund Operations
2 Harborside Plaza 2nd Floor
Jersey City, NJ   07311                    7,958,384        7.38%

CLASS C

Salomon Smith Barney                       3,206,635       15.76%
House Account
Attn:  Cindy Tempesta
333 W. 34th Street, Floor 3
New York, NY 10001-2483

MLPF&S                                     5,717,558       28.11%
For the Sole Benefit of
Its Customers
Attn:  Fund Admin. (97B84)
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL 32246-6486

ADVISOR CLASS

Prudential Securities Inc. FBO                45,040        7.26%
Prudential Retirement Services
Nominee For Trustee PL  W68700
Prudential Securities Incorp.
P.O. Box 15040
New Brunswick, NJ 08906-5040

Merrill Lynch                                262,723       42.34%
Mutual Fund Admin. (97LS3)
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL 32246-6486

TRUST FOR PROFIT SHARING PLAN                200,460       32.30%
For Employees of ALLIANCE CAPITAL
MANAGEMENT L.P. Plan R
Attn:  Jill Smith 32nd Fl.
1345 Avenue of the Americas
New York, 10105-0302

VOTING RIGHTS

    As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust or the Fund and on other matters submitted to the vote of shareholders.

         The By-Laws of the Trust provide that the shareholders of any particular series or class shall not be entitled to vote on any matters as to which such series or class is not affected. Except with respect to matters as to which the Trustees have determined that only the interests of one or more particular series or classes are affected or as required by law, all of the shares of each series or class shall, on matters as to which such series or class is entitled to vote, vote with other series or classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more series or classes as a single class, the Trustees may, in their sole discretion, submit such matters to the shareholders of any or all such series or classes, separately. Rule 18f-2 under the 1940 Act provides in effect that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series. Although not governed by Rule 18f-2, shares of each class of the Fund will vote separately with respect to matters pertaining to the respective Distribution Plans applicable to each class.

         The terms "shareholder approval" and "majority of the outstanding voting securities" as used in the Prospectus and this SAI mean the lesser of (i) 67% or more of the shares of the applicable Fund or applicable class thereof represented at a meeting at which more than 50% of the outstanding shares of the Fund or such class are represented or (ii) more than 50% of the outstanding shares of the Fund or such class.

         There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. The Fund's shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining less than 50% of the shares voting for such election of Trustees will not be able to elect any person or persons to the Board of Trustees. A special meeting of shareholders for any purpose may be called by 10% of the Trust's outstanding shareholders.

         Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name,
(ii) to establish, change or eliminate the par value of shares or
(iii) to supply any omission, cure any ambiguity or cure, correct or supplement any defective or inconsistent provision contained in the Declaration of Trust.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he or she was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust but no such person may be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

COUNSEL

         Legal matters in connection with the issuance of the shares of the Fund offered hereby are passed upon by Ropes &
Gray, One International Place, Boston, Massachusetts 02110.

INDEPENDENT ACCOUNTANTS

         The financial statements of the Fund for the fiscal year ended October 31, 2001, which are included in this SAI, have been audited by PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, the Trust's independent accountants for such period, as stated in their report appearing herein, and have been so included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

PERFORMANCE INFORMATION

      From time to time the Fund advertises its "average annual total return", "average annual total return (after taxes on distributions)" and "average annual total return (after taxes on distributions and redemptions)" (referred to below as "total return" and "after-tax returns"). Computed separately for each class, the Fund's total return and after-tax returns are the average annual compounded rate of return for its most recently completed one-, five- and ten-year periods (or the period since the Fund's inception). Total return and after-tax returns are computed by finding, through the use of formulae prescribed by the Commission, the rate of return over the periods that would equate an assumed initial amount invested to the value of the investment at the end of the period. For the purposes of computing total return and after-tax returns, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates and do not reflect the effect of state and local taxes.


         Since different classes may have first been sold on different dates ("Actual Inception Dates"), in some cases this can result in return information being presented for a class for periods prior to its Actual Inception Date. Where return information is presented for periods prior to the Actual Inception Date of a Class (a "Younger Class"), such information is calculated by using the historical performance of Class A shares. For this purpose, the Fund calculates the difference in total annual fund operating expenses (as a percentage of average net assets) between the Younger Class and Class A shares, divides the difference by 12, and subtracts the result from the monthly performance at net asset value (including reinvestment of all dividends and distributions) of Class A shares for each month prior to the Younger Class's Actual Inception Date for which performance information is to be shown. The resulting "pro forma" monthly performance information is used to calculate the Younger Class's average annual returns for these periods. Any conversion feature applicable to the Younger Class is assumed to occur in accordance with the Actual Inception Date for that class, not its hypothetical inception date.


                               Year      Five Years  Ten Years
                               ended     ended       ended
                               10/31/01  10/31/01    10/31/01
Class A  Return
         Before Taxes          (43.03)%  2.89%       10.29%

         Return After Taxes
         on Distributions      (44.70)%  0.83%        8.15%

         Return After Taxes
         on Distributions
         and Sale of Fund
         Shares                (24.14)%  2.67%        8.29%

Class B  Return
         Before Taxes          (42.91)%  3.05%       10.16%

Class C  Return
         Before Taxes          (41.42)%  3.06%        7.71%*

Advisor  Return
 Class   Before Taxes          (40.34)%  4.09%        4.48%*



* Performance information for periods prior to the inception of Class C shares (8/2/93) and Advisor Class shares (10/1/96) is the performance of the Fund's Class A shares adjusted, in the case of Advisor Class shares, to reflect the lower expense ratio of the class and, in the case of Class C shares, to reflect the higher expense ratio of the class. The average annual total returns for Class C and Advisor Class shares since their actual inception dates were 7.71% and 4.48%, respectively.


Returns shown in the table reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

      The Fund's returns are not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Fund's portfolio and the Fund's expenses. Total return and after-tax return information is useful in reviewing the Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed return for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

         Advertisements quoting performance rankings of the Fund as measured by financial publications or by independent organizations such as Lipper, Inc. and Morningstar, Inc., and advertisements presenting the historical performance of the Fund, may also from time to time be sent to investors or placed in newspapers and magazines such as The New York Times, The Wall Street Journal, Barron's, Investor's Daily, Money Magazine, Changing Times, Business Week and Forbes or other media on behalf of the Fund.

ADDITIONAL INFORMATION

         This SAI does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

____________________________________________________________

                 FINANCIAL STATEMENTS AND REPORT
                   OF INDEPENDENT ACCOUNTANTS
____________________________________________________________

      The financial statements of the Fund dated October 31, 2001 and the report of PricewaterhouseCoopers LLP are incorporated herein by reference to the Fund's annual report, which was filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder on January 8, 2002 . Such annual report is available without charge upon request by calling AGIS at (800) 227-4618.

________________________________________________________________

                           APPENDIX A:
              DESCRIPTION OF CORPORATE BOND RATINGS
________________________________________________________________

         Description of the bond ratings of Moody's Investors
Service, Inc. are as follows:

         Aaa-- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

         A-- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa-- Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B-- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-- Bonds which are rated Caa are of poor standing.
Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers to each rating classification from Aa through Caa to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         Descriptions of the bond ratings of Standard & Poor's
Ratings Services ("Standard & Poor's") are as follows:

         AAA-- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

         BB, B, CCC, CC, or C -- Debt rated BB, B, CCC, CC or C is regarded, on balance, as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by major ongoing uncertainties or risk exposure to adverse debt conditions.

         C1-- The rating C1 is reserved for income bonds on which no interest is being paid.

         D-- Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

         The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         NR-- Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

         Descriptions of the bond ratings of Fitch, Inc. are as follows:

Investment Grade

AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB - Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B - Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D - Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

Notes to Bond Ratings:
"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category or to categories below 'CCC'.

'NR' indicates that Fitch does not rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are 'stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

____________________________________________________________

                           APPENDIX B:

                 CERTAIN EMPLOYEE BENEFIT PLANS
____________________________________________________________

         Employee benefit plans described below which are intended to be tax-qualified under section 401(a) of the Internal Revenue Code of 1986, as amended ("Tax Qualified Plans"), for which Merrill Lynch, Pierce, Fenner & Smith Incorporated or an affiliate thereof ("Merrill Lynch") is recordkeeper (or with respect to which recordkeeping services are provided pursuant to certain arrangements as described in paragraph (ii) below) ("Merrill Lynch Plans") are subject to specific requirements as to the Fund shares which they may purchase. Notwithstanding anything to the contrary contained elsewhere in this Statement of Additional Information, the following Merrill Lynch Plans are not eligible to purchase Class A shares and are eligible to purchase Class B shares of the Fund at net asset value without being subject to a contingent deferred sales charge:

(i) Plans for which Merrill Lynch is the recordkeeper on a daily valuation basis, if when the plan is established as an active plan on Merrill Lynch's recordkeeping system:

         (a) the plan is one which is not already investing in shares of mutual funds or interests in other commingled investment vehicles of which Merrill Lynch Asset Management, L.P. is investment adviser or manager ("MLAM Funds"), and either (A) the aggregate assets of the plan are less than $3 million or (B) the total of the sum of (x) the employees eligible to participate in the plan and
              (y) those persons, not including any such employees, for whom a plan account having a balance therein is maintained, is less than 500, (A) and
              (B) to be determined by Merrill Lynch in the normal course prior to the date the plan is established as an active plan on Merrill Lynch's recordkeeping system (an "Active Plan"); or

         (b) the plan is one which is already investing in shares of or interests in MLAM Funds and the assets of the plan have an aggregate value of less than $5 million, as determined by Merrill Lynch as of the date the plan becomes an Active Plan.

         For purposes of applying (a) and (b), there are to be aggregated all assets of any Tax-Qualified Plan maintained by the sponsor of the Merrill Lynch Plan (or any of the sponsor's affiliates) (determined to be such by Merrill Lynch) which are being invested in shares of or interests in MLAM Funds, Alliance Mutual Funds or other mutual funds made available pursuant to an agreement between Merrill Lynch and the principal underwriter thereof (or one of its affiliates) and which are being held in a Merrill Lynch account.

(ii) Plans for which the recordkeeper is not Merrill Lynch, but which are recordkept on a daily valuation basis by a recordkeeper with which Merrill Lynch has a subcontracting or other alliance arrangement for the performance of recordkeeping services, if the plan is determined by Merrill Lynch to be so eligible and the assets of the plan are less than $3 million.

         Class B shares of the Fund held by any of the above-described Merrill Lynch Plans are to be replaced at Merrill Lynch's direction through conversion, exchange or otherwise by Class A shares of the Fund on the earlier of the date that the value of the plan's aggregate assets first equals or exceeds $5 million or the date on which any Class B share of the Fund held by the plan would convert to a Class A share of the Fund as described under "Purchase of Shares" and "Redemption and Repurchase of Shares."

         Any Tax Qualified Plan, including any Merrill Lynch Plan, which does not purchase Class B shares of the Fund without being subject to a contingent deferred sales charge under the above criteria is eligible to purchase Class B shares subject to a contingent deferred sales charge as well as other classes of shares of the Fund as set forth above under "Purchase of Shares" and "Redemption and Repurchase of Shares."

                   PART C.  OTHER INFORMATION

ITEM 23.  Exhibits:

    (a)   (1)  Declaration of Trust (previously filed with Post-
               Effective Amendment No. 28 to the Registrant's
               Registration Statement on January 30, 1998).

          (2)  Amendment No. 1 to Agreement and Declaration of
               Trust (previously filed with Post-Effective
               Amendment No. 28 to the Registrant's Registration
               Statement on January 30, 1998).

          (3)  Amendment No. 2 to Agreement and Declaration of
               Trust (previously filed with Post-Effective
               Amendment No. 28 to the Registrant's Registration
               Statement on January 30, 1998).

    (b)   (1)  By-Laws (previously filed with Post-Effective
               Amendment No. 26 to the Registrant's Registration
               Statement on August 28, 1997).

          (2)  Amendment to By-Laws dated October 16, 1991
               (previously filed with Post-Effective Amendment
               No. 26 to the Registrant's Registration Statement on August 28, 1997).

    (c) Portions of the Registrant's Agreement and Declaration of Trust and By-Laws pertaining to shareholders' rights (previously filed with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on June 28,
          1993).

    (d) Investment Advisory Agreement between the Registrant and Alliance Capital Management L.P. (previously filed with Post-Effective Amendment No. 26 to the
          Registrant's Registration Statement on August 28,
          1997).

    (e)   (1)  Distribution Services Agreement between the
               Registrant and Alliance Fund Distributors, Inc., dated August 2, 1993, as amended through July 17, 1996 (previously filed with Post-Effective Amendment No. 25 to the Registrant's Registration Statement on February 3, 1997).

          (2)  Form of Selected Dealers Agreement between
               Alliance Fund Distributors, Inc. and dealers offering shares of the Registrant (previously filed with Post-Effective Amendment No. 26 to the

               Registrant's Registration Statement on August 28,
               1997).

          (3) Form of Selected Agents Agreement between Alliance Fund Distributors, Inc. and selected agents making available shares of the Registrant (previously filed with Post-Effective Amendment No. 26 to the Registrant's Registration Statement on August 28,
               1997).

    (f)   Not applicable.

    (g) Custodian Agreement between the Registrant and State Street Bank and Trust Company dated July 25, 1988, as amended through July 17, 1996 (previously filed with Post-Effective Amendment No. 21 to the Registrant's Registration Statement on September 1, 1996).

    (h)   (1)  Transfer Agent Agreement between the Registrant
               and State Street Bank and Trust Company
               (previously filed with Post-Effective Amendment
               No. 17 to the Registrant's Registration Statement on August 30, 1995).

          (2) Accounting Agreement between Equitable Capital Management Corporation and State Street Bank and Trust Company (previously filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on October 31, 1997).

          (3) Expense Limitation Undertaking by Alliance Capital Management L.P. - (previously filed with Post-Effective Amendment No. 38 to the Registrant's Registration Statement on October 29, 1999).

    (i)   Opinion of Ropes & Gray (previously filed with Post-
          Effective Amendment No. 28 to the Registrant's
          Registration Statement on January 30, 1998).

    (j)   Consents of Independent Auditors - Filed herewith.

    (k)   Not applicable.

    (l)   Investment Letter of The Equitable Life Assurance
          Society of the United States dated October 19, 1987
          (previously filed with Post-Effective Amendment No. 26 to the Registrant's Registration Statement on August 28, 1997).

    (m)   (1)  Amended and Restated Distribution and Servicing
               Plan for Class A Shares adopted by the Trust on

               August 2, 1993 (previously filed with Post-
               Effective Amendment No. 35 to the Registrant's
               Registration Statement on January 1, 1999).

          (2) Amended and Restated Distribution and Servicing Plan for Class B Shares adopted by the Trust on August 2, 1993 (previously filed with Post-Effective Amendment No. 35 to the Registrant's Registration Statement on January 1, 1999).

          (3) Distribution and Servicing Plan for Class C Shares adopted by the Trust on August 2, 1993 (previously filed with Post-Effective Amendment No. 35 to the Registrant's Registration Statement on January 1,
               1999).
    (n) Rule 18f-3 Plan (previously filed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on January 31, 1996).

    (p)   (1)  Code of Ethics for the Fund, incorporated by
               reference to Exhibit (p)(1) to Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A of Alliance Bond Fund, Inc. (File Nos. 2-48227 and 811-2383), filed with the Securities and Exchange Commission on October 6, 2000, which is substantially identical in all material respects except as to the party which is the Registrant.

          (2) Code of Ethics for the Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 31 of the Registration Statement on Form N-1A of Alliance Variable Products Series Fund, Inc. (File Nos. 33-18647 and 811-5398), filed with the Securities and Exchange Commission on April 27, 2001.

          Other Exhibits - Powers of Attorney of John D. Carifa, Ruth Block, David H. Dievler, John H. Dobkin,
          William H. Foulk, Jr., Brenton W. Harries, Clifford L. Michel and Donald J. Robinson - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Files Nos. 33-12988 and 811-05088), filed with the Securities and Exchange Commission on October 31,
          2001.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT.

          As of August 31, 1999, the Registrant, The Alliance
          Portfolios, believes that no person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION.

          Paragraph (n) of Section 3, Article IV of the
          Registrant's Agreement and Declaration of Trust provides in relevant part that the Trustees of the Trust have the power:

               "(n) To purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, investment advisers or managers, principal underwriters, or independent contractors of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person as Shareholder, Trustee, officer, employee, agent, investment adviser or manager, principal underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability;"

    Section 2 of Article VII of the Registrant's Agreement and
Declaration of Trust provides in relevant part:

          "Limitation of Liability

          Section 2. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, but nothing herein contained shall protect any Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office."

    Article VIII of the Registrant's Agreement and Declaration of
Trust provides in relevant part:

                          ARTICLE VIII
                         Indemnification

          "Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

          "Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a Court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

          Section 2 of Article IX of the Registrant's Agreement and Declaration of Trust provides in relevant part:

          "TRUSTEE'S GOOD FAITH ACTION, EXPERT ADVICE, NO BOND OR
          SURETY

          Section 2. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required."

          The Investment Advisory Agreement between the Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to the Registrant or its shareholders to which it would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason or reckless disregard of its obligations or duties thereunder.

          The Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon, any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading, provided that nothing therein shall be so construed as to protect Alliance Fund Distributors, Inc. against any liability to Registrant or its security holders to which it would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations or duties thereunder.

          The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Advisory Agreement between the Registrant and Alliance Capital Management L.P. and the Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc.

          The Registrant participates in a joint directors and officers liability policy for the benefit of its Trustees and officers.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, Officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, Officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF ADVISER.

          The descriptions of Alliance Capital Management L.P. under the captions "Management of the Fund" in the Prospectuses and in the Statements of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference herein.

ITEM 27. Principal Underwriters.

         (a) Alliance Fund Distributors, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. Alliance Fund Distributors, Inc. acts as Principal Underwriter or Distributor for the following investment companies:

              AFD Exchange Reserves
              Alliance All-Asia Investment Fund, Inc.
              Alliance Balanced Shares, Inc.
              Alliance Bond Fund, Inc.
              Alliance Capital Reserves
              Alliance Global Dollar Government Fund, Inc.
              Alliance Global Small Cap Fund, Inc.
              Alliance Global Strategic Income Trust, Inc.
              Alliance Government Reserves
              Alliance Greater China '97 Fund, Inc.
              Alliance Growth and Income Fund, Inc.
              Alliance Health Care Fund, Inc.
              Alliance High Yield Fund, Inc.
              Alliance Institutional Fund, Inc.
              Alliance Institutional Reserves, Inc.
              Alliance International Fund
              Alliance International Premier Growth Fund, Inc.
              Alliance Mid-Cap Growth Fund, Inc.
              Alliance Money Market Fund

              Alliance Multi-Market Strategy Trust, Inc.
              Alliance Municipal Income Fund, Inc.
              Alliance Municipal Income Fund II
              Alliance Municipal Trust
              Alliance New Europe Fund, Inc.
              Alliance North American Government Income
                  Trust, Inc.
              Alliance Premier Growth Fund, Inc.
              Alliance Quasar Fund, Inc.
              Alliance Select Investor Series, Inc.
              Alliance Technology Fund, Inc.
              Alliance Variable Products Series Fund, Inc.
              Alliance Worldwide Privatization Fund, Inc.
              AllianceBernstein Disciplined Value Fund, Inc.
              AllianceBernstein Real Estate Investment Fund, Inc.
              AllianceBernstein Utility Income Fund, Inc.
              The Alliance Portfolios
              The AllianceBernstein Trust
              The Korean Investment Fund, Inc.
              Sanford C. Bernstein Fund, Inc.

         (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New
         York, New York, 10105.

                              POSITIONS AND                 POSITIONS AND
                              OFFICES WITH                  OFFICES WITH
NAME                          UNDERWRITER                   REGISTRANT

Michael J. Laughlin           Director and Chairman

John D. Carifa                Director                      President,
                                                            Director/Trustee

Robert L. Errico              Director and President

Geoffrey L. Hyde              Director and Senior
                              Vice President

Dave H. Williams              Director

David Conine                  Executive Vice President

Richard A. Davies             Executive Vice President &
                              Managing Director

Richard K. Saccullo           Executive Vice President

Edmund P. Bergan, Jr.         Senior Vice President,        Secretary/Clerk
                              General Counsel and
                              Secretary

Robert H. Joseph, Jr.         Senior Vice President
                              and Chief Financial Officer

Anne S. Drennan               Senior Vice President
                              and Treasurer

Benji A. Baer                 Senior Vice President

Amy I. Belew                  Senior Vice President

John R. Bonczek               Senior Vice President

John R. Carl                  Senior Vice President

William W. Collins, Jr.       Senior Vice President

James S. Comforti             Senior Vice President

Richard W. Dabney             Senior Vice President

Mark J. Dunbar                Senior Vice President

John C. Endahl                Senior Vice President

Donald N. Fritts              Senior Vice President

John A. Gagliano              Senior Vice President

Andrew L. Gangolf             Senior Vice President         Assistant
                              and Assistant General         Secretary/
                              Counsel                       Assistant Clerk

John Grambone                 Senior Vice President

William B. Hanigan            Senior Vice President

Bradley F. Hanson             Senior Vice President

George H. Keith               Senior Vice President

Richard D. Keppler            Senior Vice President

Richard E. Khaleel            Senior Vice President

Susan L. Matteson-King        Senior Vice President

Shawn P. McClain              Senior Vice President

Daniel D. McGinley            Senior Vice President

Patrick J. Mullen             Senior Vice President

Joanna D. Murray              Senior Vice President

Daniel A. Notto               Senior Vice President

Antonios G. Poleondakis       Senior Vice President

Robert E. Powers              Senior Vice President

Domenick Pugliese             Senior Vice President         Assistant
                              and Assistant General         Secretary
                              Counsel                       Assistant Clerk

Kevin A. Rowell               Senior Vice President

John P. Schmidt               Senior Vice President

Kurt H. Schoknecht            Senior Vice President

Raymond S. Sclafani           Senior Vice President

Gregory K. Shannahan          Senior Vice President

Scott C. Sipple               Senior Vice President

Joseph F. Sumanski            Senior Vice President

Peter J. Szabo                Senior Vice President

Michael J. Tobin              Senior Vice President

Joseph T. Tocyloski           Senior Vice President

David R. Turnbough            Senior Vice President

Richard A. Winge              Senior Vice President

Emilie D. Wrapp               Senior Vice President
                              and Assistant General
                              Counsel

Gerard J. Friscia             Vice President and
                              Controller

Michael W. Alexander          Vice President

Ricardo Arreola               Vice President

Peter J. Barber               Vice President

Kenneth F. Barkoff            Vice President

Adam J. Barnett               Vice President

Charles M. Barrett            Vice President

Matthew F. Beaudry            Vice President

Leo Benitez                   Vice President

Gregory P. Best               Vice President

Dale E. Boyd                  Vice President

Robert F. Brendli             Vice President

Thomas C. Callahan            Vice President

Kevin T. Cannon               Vice President

John M. Capeci                Vice President

John P. Chase                 Vice President

Doris T. Ciliberti            Vice President

Leo H. Cook                   Vice President

Russell R. Corby              Vice President

Dwight P. Cornell             Vice President

Michael R. Crimmins           Vice President

John W. Cronin                Vice President

Robert J. Cruz                Vice President

Daniel J. Deckman             Vice President

Sherry V. Delaney             Vice President

Faith C. Deutsch              Vice President

Janet B. DiBrita              Vice President

Richard P. Dyson              Vice President

Adam E. Engelhardt            Vice President

John E. English               Vice President

Sohaila S. Farsheed           Vice President

John J. Fennessy              Vice President

Daniel J. Frank               Vice President

Mark D. Gersten               Vice President                Treasurer and
                                                            Chief Financial
                                                            Officer

Hyman Glasman                 Vice President

Timothy J. Greeley            Vice President

Alan Halfenger                Vice President

Michael S. Hart               Vice President

Jean-Francois Y. Hautemulle   Vice President

Timothy A. Hill               Vice President

George R. Hrabovsky           Vice President

Scott Hutton                  Vice President

Anthony D. Ialeggio           Vice President

Theresa Iosca                 Vice President

Oscar J. Isoba                Vice President

Eric G. Kalendar              Vice President

Danielle M. Klaskow           Vice President

Victor Kopelakis              Vice President

Richard D. Kozlowski          Vice President

Daniel W. Krause              Vice President

Donna M. Lamback              Vice President

P. Dean Lampe                 Vice President

Joseph R. Laspina             Vice President

Henry Michael Lesmeister      Vice President

Eric L. Levinson              Vice President

James M. Liptrot              Vice President

James P. Luisi                Vice President

Michael F. Mahoney            Vice President

Scott T. Malatesta            Vice President

Kathryn Austin Masters        Vice President

Thomas M. McConnell           Vice President

David L. McGuire              Vice President

Jeffrey P. Mellas             Vice President

Michael V. Miller             Vice President

Marcia L. Mohler              Vice President

Thomas F. Monnerat            Vice President

Michael F. Nash, Jr.          Vice President

Timothy H. Nasworthy          Vice President

Nicole Nolan-Koester          Vice President

Peter J. O'Brien              Vice President

John J. O'Connor              Vice President

Daniel P. O'Donnell           Vice President

Richard J. Olszewski          Vice President

Todd P. Patton                Vice President

Jeffrey R. Petersen           Vice President

Catherine N. Peterson         Vice President

James J. Posch                Vice President

Arlene L. Reddington          Vice President

Bruce W. Reitz                Vice President

Karen C. Satterberg           Vice President

Eileen B. Sebold              Vice President

Richard J. Sidell             Vice President

Clara Sierra                  Vice President

Teris A. Sinclair             Vice President

Rayandra E. Slonina           Vice President

Bryant B. Smith               Vice President

Jeffrey C. Smith              Vice President

William J. Spector            Vice President

Martine H. Stansbery, Jr.     Vice President

Eileen Stauber                Vice President

Gordon Telfer                 Vice President

Elizabeth K. Tramo            Vice President

Benjamin H. Travers           Vice President

Michael D. Underhill          Vice President

Andrew B. Vaughey             Vice President

Wayne W. Wagner               Vice President

Jesse L. Weissberger          Vice President

Mark E. Westmoreland          Vice President

Paul C. Wharf                 Vice President

Scott Whitehouse              Vice President

Matthew Witschel              Vice President

Michael A. Wolfsmith          Vice President

Stephen P. Wood               Vice President

Keith A. Yoho                 Vice President

Richard J. Appaluccio         Assistant Vice
                              President

Omar J. Aridi                 Assistant Vice
                              President

Joseph D. Asselta             Assistant Vice
                              President

Andrew Berger                 Assistant Vice
                              President

Paul G. Bishop                Assistant Vice
                              President

Daniel U. Brakewood           Assistant Vice
                              President

Henry Brennan                 Assistant Vice
                              President

Alan T. Brum                  Assistant Vice
                              President

Mark S. Burns                 Assistant Vice
                              President

Maria L. Carreras             Assistant Vice
                              President

Judith A. Chin                Assistant Vice
                              President

Jorge Ciprian                 Assistant Vice
                              President

Jeffrey T. Coghan             Assistant Vice
                              President

Jean A. Coomber               Assistant Vice
                              President

Dorsey Davidge                Assistant Vice
                              President

Ralph A. DiMeglio             Assistant Vice
                              President

Timothy J. Donegan            Assistant Vice
                              President

Joan Eilbott                  Assistant Vice
                              President

Bernard J. Eng                Assistant Vice
                              President

Michael J. Eustic             Assistant Vice
                              President

Kumar Jagdeo, II              Assistant Vice
                              President

Arthur F. Hoyt, Jr.           Assistant Vice
                              President

Mark W. Hubbard               Assistant Vice
                              President

David A. Hunt                 Assistant Vice
                              President

Elizabeth E. Keefe            Assistant Vice
                              President

Edward W. Kelly               Assistant Vice
                              President

Julie B. Kerzner              Assistant Vice
                              President

Jeffrey M. Kusterer           Assistant Vice
                              President

Alexandra C. Landau           Assistant Vice
                              President

Laurel E. Lindner             Assistant Vice
                              President

Evamarie C. Lombardo          Assistant Vice
                              President

Gary D. McConnel              Assistant Vice
                              President

Amanda C. McNichol            Assistant Vice
                              President

Richard F. Meier              Assistant Vice
                              President

Charles B. Nanick             Assistant Vice
                              President

David A. Nicosia              Assistant Vice
                              President

Alex E. Pady                  Assistant Vice
                              President

Raymond E. Parker             Assistant Vice
                              President

Wandra M. Perry-Hartsfield    Assistant Vice
                              President

Rizwan A. Raja                Assistant Vice
                              President

Carol H. Rappa                Assistant Vice
                              President

Brendan J. Reynolds           Assistant Vice
                              President

Patricia Ridella              Assistant Vice
                              President

James A. Rie                  Assistant Vice
                              President

Jessica M. Rozman             Assistant Vice
                              President

Christina Santiago            Assistant Vice
                              President and
                              Counsel

Matthew J. Scarlata           Assistant Vice
                              President

Norman B. Schiszler           Assistant Vice
                              President

Orlando Soler                 Assistant Vice
                              President

Nancy D. Testa                Assistant Vice
                              President

Marie R. Vogel                Assistant Vice
                              President

Eric D. Weedon                Assistant Vice
                              President

Tracianne Williams            Assistant Vice
                              President

Nina C. Wilkinson             Assistant Vice
                              President

Mark R. Manley                Assistant Secretary

         (c)  Not applicable.

ITEM 28.  Location of Accounts and Records.

          The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Global Investor Services, Inc., 500 Plaza Drive, Secaucus, New Jersey 07094 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 29.  MANAGEMENT SERVICES.

          Not applicable.

ITEM 30.  UNDERTAKINGS.

          Not applicable.

                      ********************

                             NOTICE


         A copy of the Agreement and Declaration of Trust of The Alliance Portfolios (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                           SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of January, 2002.

                             THE ALLIANCE PORTFOLIOS

                             By /s/John D. Carifa
                             ______________________________
                                   John D. Carifa
                                     President



         Pursuant to the requirements of the Securities Act of l933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

    Signature                     Title           Date
    ---------                     -----           ----


1)  Principal Executive Officer

    /s/ John D. Carifa            Chairman        January 30, 2002
     _______________________      and President
        John D. Carifa

2)  Principal Financial and
    Accounting Officer

    /s/ Mark D. Gersten           Treasurer       January 30, 2002
    ________________________      and Chief
        Mark D. Gersten           Financial
                                  Officer

All of the Trustees

    Ruth Block
    John D. Carifa
    David h. Dievler
    John H. Dobkin
    William H. Foulk, Jr.
    Brenton W. Harries
    Clifford L. Michel
    Donald J. Robinson

    by /s/ Edmund P. Bergan, Jr.                  January 30, 2002
       ________________________
           (Attorney-in-Fact)
           Edmund P. Bergan, Jr.

                          EXHIBIT INDEX


Exhibit
No.           Description

(j)           Consent of Independent Auditors














































                              C-24
00250184.BP6